UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
3/31/2025
Date of reporting period:
3/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Asia 50 ETF
AIA | NASDAQ
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Asia 50 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Asia 50 ETF	$55	0.50%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 21.24%.
  For the same period, the S&P Developed ex US Broad Market Index returned (2.67)% and the Underlying Index returned 20.78%.
What contributed to performance?
Large capitalization equities in China were the leading contributors to the Fund’s return as the Chinese government implemented significant stimulus measures to stabilize its stock and property markets during the reporting period. The most notable beneficiaries were stocks within the consumer discretionary and communication sectors, as they benefited from strategic investments and service enhancements driven by artificial intelligence (“AI”). The economic recovery also supported financial stocks as well as government efforts to strengthen capital ratios and improve lending capacity. Taiwan stocks also meaningfully contributed, due to continued demand for AI applications and the hardware that drives the technology improved revenue for the world’s largest contract semiconductor chip maker.
What detracted from performance?
Amid sluggish economic conditions and retail selling, South Korean equities were significant detractors from the Fund’s return during the reporting period. Stocks in the information technology sector were further pressured by threats of tariffs from the United States, which is one of the country’s largest trading partners.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	21.24%	7.47%	6.11%
S&P Developed ex US Broad Market Index	3.68	11.45	5.27
Underlying Index	20.78	7.88	6.62
S&P Asia 50 Capped Index (NET)	N/A	N/A	N/A
S&P Asia 50TM	20.76	7.88	6.62
Key Fund statistics
Net Assets	$734,609,229
Number of Portfolio Holdings	56
Net Investment Advisory Fees	$5,847,091
Portfolio Turnover Rate	25%
The Fund has added the S&P Developed ex US Broad Market Index in response to new regulatory requirements.
The performance of the Underlying Index in this report reflects the performance of the S&P Asia 50TM through December 22, 2024 and, beginning on December 23, 2024, the performance of the S&P Asia 50 Capped Index (NET), which, effective as of December 23, 2024, replaced the S&P Asia 50TM as the underlying index of the Fund.
The inception date of the S&P Asia 50 Capped Index (NET) was September 23, 2024. The cumulative total return for this index for the period September 23, 2024 through March 31, 2025 was 8.06%.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	38.3%
Financials	21.6%
Consumer Discretionary	19.0%
Communication Services	17.1%
Industrials	1.0%
Health Care	1.0%
Energy	1.0%
Real Estate	0.5%
Materials	0.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	45.6%
Taiwan	30.7%
South Korea	11.7%
Hong Kong	6.0%
Singapore	6.0%
(a)	Excludes money market funds.
Material Fund Changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On September 26, 2024, the Board of Trustees approved a proposal to change the Underlying Index of iShares Asia 50 ETF from the S&P Asia 50 Index to the S&P Asia 50 Capped Index, which is a capped float-adjusted, market capitalization-weighted index that is designed to measure the performance of the 50 leading companies listed in four Asian countries or regions: Hong Kong, Singapore, South Korea and Taiwan. The Underlying Index uses a capping methodology at each quarterly rebalance to limit the weight of any single issuer to a maximum of 22.5% and the aggregate weight of all issuers that individually exceed 4.5% of the Underlying Index weight to maximum of 45%. These changes became effective on December 23, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Asia 50 ETF
Annual Shareholder Report — March 31, 2025
AIA-03/25-AR

iShares Blockchain and Tech ETF
IBLC | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Blockchain and Tech ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Blockchain and Tech ETF	$42	0.47%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (20.50)%.
  For the same period, the MSCI All Country World Index returned 7.15% and the NYSE® FactSet® Global Blockchain Technologies Index returned (20.42)%.
What contributed to performance?
An application software firm from Singapore modestly contributed to the Fund’s return for the reporting period. The innovative blockchain and bitcoin mining company gained due to strong revenue growth, expanded mining capacity, and investor optimism about its artificial intelligence (“AI”) and data center initiatives. An Australian-based bitcoin miner advanced as it expanded its mining operations and due to increasing demand for its AI cloud services.
What detracted from performance?
Information technology stocks from the United States were the largest detractor from the Fund’s return during the reporting period, dragged lower by the application software industry. Companies in the industry that derive the bulk of their revenue from bitcoin mining (the energy-intensive process of creating new bitcoins by solving cryptographic problems) weighed heavily on performance. These stocks, which are closely tied to bitcoin’s price dynamics, fell significantly amid the threat of tariffs and broader market uncertainty. Additionally, miners that derive their income from block rewards and transaction fees, saw their revenue significantly reduced during the 2024 halving event, when the number of new bitcoins awarded per block was cut in half. An application software company that markets itself as sustainable was further pressured by operational uncertainty and concerns about future revenue growth. In the U.S. financials sector, a leading cryptocurrency exchange was pressured by a broad sell-off in crypto assets and a shift by investors towards more conservative assets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 25, 2022 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	(20.50)%	0.33%
MSCI All Country World Index	7.15	9.34
NYSE® FactSet® Global Blockchain Technologies Index	(20.42)	(0.09)
Key Fund statistics
Net Assets	$28,408,148
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$132,323
Portfolio Turnover Rate	51%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was April 25, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	70.1%
Financials	24.8%
Communication Services	5.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Coinbase Global Inc., Class A	11.4%
MARA Holdings Inc.	10.3%
Riot Platforms Inc.	7.9%
Core Scientific Inc.	6.3%
Cleanspark Inc.	6.2%
Advanced Micro Devices Inc.	4.9%
Mastercard Inc., Class A	4.8%
Nvidia Corp.	4.6%
International Business Machines Corp.	4.5%
Tencent Holdings Ltd.	4.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. or ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Blockchain and Tech ETF
Annual Shareholder Report — March 31, 2025
IBLC-03/25-AR

iShares Copper and Metals Mining ETF
ICOP | NASDAQ
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Copper and Metals Mining ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Copper and Metals Mining ETF	$45	0.47%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (6.61)%.
  For the same period, the STOXX Emerging Markets All Cap Index returned 5.72% and the STOXX Global Copper and Metals Mining Index returned (6.61)%.
What contributed to performance?
An Australian miner contributed to the Fund’s return during the reporting period, helped by solid earnings as the price of gold hit all-time highs. Gold prices saw steady increases amid geopolitical tensions, central bank purchases, and a lower interest rate environment.
What detracted from performance?
The largest detractor from the Fund’s return during the reporting period was an Indonesian miner due to uncertainty regarding the country’s ban on mining exports. Indonesia banned exports of raw materials in 2023, with exceptions for several firms. However, in a policy shift, the country began a ban on copper concentrate and anode sludge exports during the reporting period, which pressured the miner. Copper prices were volatile during the period and miners faced challenges, including lower than expected output as well as a weakened economic landscape in China, who is the world’s largest copper consumer. This negatively impacted a large U.K. copper miner that operates in Chile. Diversified miners also detracted over geopolitical uncertainties and fluctuations in commodity prices over the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 21, 2023 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	(6.61)%	4.26%
STOXX Emerging Markets All Cap Index	5.72	7.38
STOXX Global Copper and Metals Mining Index	(6.61)	4.57
Key Fund statistics
Net Assets	$46,666,060
Number of Portfolio Holdings	44
Net Investment Advisory Fees	$157,375
Portfolio Turnover Rate	37%
The Fund has added the STOXX Emerging Markets All Cap Index in response to new regulatory requirements.
The inception date of the Fund was June 21, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Copper	47.2%
Diversified Metals & Mining	39.9%
Gold	9.9%
Steel	3.0%
Ten largest holdings
Security	Percent of Total Investments(a)
BHP Group Ltd.	8.3%
Freeport-McMoRan Inc.	8.3%
Grupo Mexico SAB de CV, Series B, Class B	7.9%
Southern Copper Corp.	6.3%
First Quantum Minerals Ltd.	6.0%
Antofagasta PLC	5.8%
Evolution Mining Ltd.	5.1%
Newmont Corp.	4.5%
Lundin Mining Corp.	4.3%
Rio Tinto PLC	4.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by STOXX Ltd., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Copper and Metals Mining ETF
Annual Shareholder Report — March 31, 2025
ICOP-03/25-AR

iShares Emerging Markets Infrastructure ETF
EMIF | NASDAQ
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Emerging Markets Infrastructure ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Infrastructure ETF	$60	0.60%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (0.11)%.
  For the same period, the S&P Emerging Broad Market Index returned 10.33% and the S&P Emerging Markets Infrastructure IndexTM returned (1.55)%.
What contributed to performance?
Transportation stocks in China were the largest contributors to the Fund’s return during the reporting period. Favorable economic policies, increased government investment, and improving sentiment helped drive increasing demand for companies that provide transportation infrastructure. Gas utilities companies also supported performance as China aims to increase its natural gas usage. Qatari energy stocks also contributed to performance as the country expanded its liquid natural gas (“LNG”) production capacity and benefited from expanded LNG exports.
What detracted from performance?
The largest detractor from the Fund’s return was Brazilian energy stocks, including a conglomerate operating in fuel distribution, chemicals, and storage services segment. Brazil’s regulatory environment is marked by significant price discrepancies for domestic operators, fueling market volatility and uncertainty. An airport operator in Thailand was negatively impacted after its main concessionaire suffered a liquidity crunch and delayed its compensation payment.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(0.11)%	4.62%	(1.56)%
S&P Emerging Broad Market Index	10.33	9.47	4.50
S&P Emerging Markets Infrastructure IndexTM	(1.55)	4.79	(1.35)
Key Fund statistics
Net Assets	$8,461,668
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$69,433
Portfolio Turnover Rate	17%
The Fund has added the S&P Emerging Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	40.5%
Utilities	39.4%
Energy	20.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	37.1%
Brazil	21.8%
Mexico	20.2%
Thailand	6.5%
United Arab Emirates	5.6%
Qatar	5.5%
South Korea	3.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Emerging Markets Infrastructure ETF
Annual Shareholder Report — March 31, 2025
EMIF-03/25-AR

iShares Environmental Infrastructure and Industrials ETF
EFRA | NASDAQ
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Environmental Infrastructure and Industrials ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Environmental Infrastructure and Industrials ETF	$48	0.47%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 2.38%.
  For the same period, the FTSE All World ex-US Index returned 5.95% and the FTSE Green Revenues Select Infrastructure and Industrials Index returned 2.38%.
What contributed to performance?
Environmental infrastructure firms in the United States benefited the Fund’s return during the reporting period. Federal support for upgrading U.S. water infrastructure supported stocks in the water utilities subsector, while in the industrials sector, the construction machinery and heavy transportation equipment segment benefited from demand for freight cars and locomotives. Stocks in the United Kingdom also contributed. In the materials sector, a multinational packaging business, who is one of the world’s leading manufacturers of sustainable corrugated packaging, contributed after it was acquired by a U.S. competitor.
What detracted from performance?
A water drainage company from the United States was among the leading detractors during the reporting period. This company, which is a leading manufacturer of innovative water management solutions, fell amid choppiness for non-residential construction projects and as major storms caused significant disruptions to the firm’s business activities. Also detracting was a specialty chemicals company from Belgium that faced challenges in the weakening electric vehicle market and the European industrial sector. Japanese information technology firms were modest detractors, particularly those in the electronic equipment and instruments segment. These firms were pressured by geopolitical risks and a weakening Chinese economy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2022 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	2.38%	10.65%
FTSE All World ex-US Index	5.95	15.18
FTSE Green Revenues Select Infrastructure and Industrials Index	2.38	10.83
Key Fund statistics
Net Assets	$4,862,277
Number of Portfolio Holdings	64
Net Investment Advisory Fees	$23,792
Portfolio Turnover Rate	35%
The Fund has added the FTSE All World ex-US Index in response to new regulatory requirements.
The inception date of the Fund was November 1, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	53.0%
Utilities	33.1%
Materials	8.4%
Information Technology	5.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Veolia Environnement SA	6.1%
American Water Works Co. Inc.	6.1%
Smurfit WestRock PLC	6.1%
Westinghouse Air Brake Technologies Corp.	6.1%
Xylem Inc./New York	5.8%
Pentair PLC	5.6%
Clean Harbors Inc.	3.9%
Essential Utilities Inc.	3.9%
Stantec Inc.	3.7%
Core & Main Inc., Class A	3.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Environmental Infrastructure and Industrials ETF
Annual Shareholder Report — March 31, 2025
EFRA-03/25-AR

iShares Europe ETF
IEV | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Europe ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Europe ETF	$62	0.60%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 7.44%.
  For the same period, the S&P Developed ex US Broad Market Index returned (2.67)% and the S&P Europe 350TM returned 7.12%.
What contributed to performance?
Stocks in the United Kingdom contributed the most to the Fund’s return during the reporting period. The country’s larger banks benefited from attractive valuations, resilient balance sheets and higher net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). While the Bank of England began to lower interest rates during the reporting period, they remained relatively high. Stocks in Germany also contributed to the Fund’s return. A leading bank gained, driven by strong revenue growth from its core customer and corporate banking businesses, as well as disciplined cost control. Industrials stocks gained amid expectations of higher defense spending across Europe, and as Germany announced a multi-billion defense spending initiative late in the reporting period. Swiss healthcare companies benefited the Fund’s return, supported by strong performance from pharmaceutical firms, as they focused on innovations and new treatments.
What detracted from performance?
The largest detractor from the Fund’s return during the reporting period were equities from Denmark. In particular, a pharmaceutical firm faced headwinds due to disappointing trial results for its experimental weight loss drug. The company also faced increasing competitive pressures for its existing drug in the GLP-1 weight loss market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.44%	13.41%	5.66%
S&P Developed ex US Broad Market Index	3.68	11.45	5.27
S&P Europe 350TM	7.12	13.41	5.83
Key Fund statistics
Net Assets	$1,949,989,004
Number of Portfolio Holdings	367
Net Investment Advisory Fees	$10,039,007
Portfolio Turnover Rate	4%
The Fund has added the S&P Developed ex US Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.9%
Industrials	17.7%
Health Care	14.5%
Consumer Staples	10.0%
Consumer Discretionary	8.9%
Information Technology	7.1%
Materials	5.6%
Energy	5.0%
Utilities	4.2%
Communication Services	3.4%
Real Estate	0.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	23.7%
France	16.9%
Switzerland	15.1%
Germany	14.9%
Netherlands	6.4%
Spain	4.9%
Sweden	4.8%
Italy	4.6%
Denmark	3.6%
Finland	1.6%
Other#	3.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Europe ETF
Annual Shareholder Report — March 31, 2025
IEV-03/25-AR

iShares Future AI & Tech ETF
ARTY | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Future AI & Tech ETF (the “Fund”) (formerly known as iShares Robotics and Artificial Intelligence Multisector ETF) for the period of August 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future AI & Tech ETF	$30	0.47%(a)
(a)	Annualized.
How did the Fund perform during the period?
  For the reporting period ended March 31, 2025, the Fund returned (7.61)%.
  For the same period, the MSCI All Country World Index returned 7.15% and the Underlying Index returned (7.67)%.
What contributed to performance?
A communication firm in the United States contributed to the Fund’s return during the reporting period, helped by strategic partnerships with major tech companies to support artificial intelligence (“AI”) driven data connectivity, along with a successful debt restructuring.
What detracted from performance?
Taiwan information technology stocks were the largest detractors from the Fund’s return during the reporting period. A smartphone maker was pressured by declining market share and faced challenges as it attempted to redirect its focus from mobile phones to emerging technologies. Meanwhile, the semiconductor space across several countries faced broader industry headwinds, amid a cyclical downturn in capital spending and macroeconomic uncertainty. While demand for chips that power AI experienced strong demand, suppliers exposed to the PC, smartphone, industrial and automotive sectors generally saw fundamentals under pressure due to weak end demand conditions and excess inventory. These challenges also negatively impacted semiconductor equipment manufacturers, including a high-end inspection equipment maker from Israel.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 26, 2018 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	(7.61)%	8.24%	5.18%
MSCI All Country World Index	7.15	15.18	9.42
Underlying Index	(7.67)	8.39	5.36
Morningstar® Global Artificial Intelligence Select IndexSM	N/A	N/A	N/A
NYSE® FactSet® Global Robotics and Artificial Intelligence Index	(4.36)	11.09	6.94
Key Fund statistics
Net Assets	$768,591,465
Number of Portfolio Holdings	53
Net Investment Advisory Fees	$2,205,767
Portfolio Turnover Rate	119%
The Fund’s total return is (6.04)% for the period from August 1, 2024 to March 31, 2025.
The inception date of the Fund was June 26, 2018.
The performance of the Underlying Index in this report reflects the performance of the NYSE® FactSet® Global Robotics and Artificial Intelligence Index through August 11, 2024 and, beginning on August 12, 2024, the performance of the Morningstar® Global Artificial Intelligence Select IndexSM, which, effective as of August 12, 2024, replaced the NYSE® FactSet® Global Robotics and Artificial Intelligence Index as the underlying index of the Fund.
The inception date of the Morningstar® Global Artificial Intelligence Select IndexSM was May 14, 2024. The cumulative total return for this index for the period May 14, 2024 through March 31, 2025 was (3.02)%.
Effective August 30, 2024, the NYSE® FactSet® Global Robotics and Artificial Intelligence Index was discontinued by the index provider. Returns shown are through August 29, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	84.3%
Communication Services	5.6%
Industrials	4.1%
Consumer Discretionary	3.1%
Utilities	2.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	84.7%
Japan	4.4%
Taiwan	3.5%
France	2.8%
Canada	2.7%
Israel	1.7%
South Korea	0.2%
(a)	Excludes money market funds.
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On June 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Robotics and Artificial Intelligence Multisector ETF to iShares Future AI & Tech ETF, the ticker from IRBO to ARTY, the fiscal year end from July 31 to March 31, and the underlying index from NYSE FactSet Global Robotics and Artificial Intelligence Index to Morningstar Global Artificial Intelligence Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of U.S. and non U.S. companies that provide products and services that are expected to contribute to artificial intelligence (“AI”) technologies in areas including generative AI, AI data and infrastructure, AI software, and AI services. These changes became effective on August 12, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, MSCI Inc., Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Future AI & Tech ETF
Annual Shareholder Report — March 31, 2025
ARTY-03/25-AR

iShares Future Metaverse Tech and Communications ETF
IVRS | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Future Metaverse Tech and Communications ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Metaverse Tech and Communications ETF	$48	0.47%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 5.00%.
  For the same period, the MSCI All Country World Index returned 7.15% and the Morningstar® Global Metaverse & Virtual Interaction Select IndexSM returned 5.04%.
What contributed to performance?
Stocks of companies in the United States that provide products and services related to the metaverse were the largest contributors to the Fund’s return during the reporting period. Performance was led by media and entertainment stocks in the communication sector, benefiting from an increasing global player base and monetization innovations boosted revenue streams. Companies in China that operate in the interactive media and services segment also contributed, aided by strength by factors including artificial intelligence integration, cloud computing businesses, and e-commerce growth.
What detracted from performance?
In the U.S. information technology sector, companies that provide application software detracted from the Fund’s return during the reporting period, as they experienced slower-than-expected growth due to muted consumer demand and economic uncertainties. Additionally, firms that are exposed to China faced challenges from the country’s economic slowdown and the threat of tariffs, which impacted demand and revenue growth. Also weighing on performance was a French video game publisher and developer known for creating popular franchises. Headwinds included investor concerns about the financial performance, delayed game releases, strategic missteps, and the future direction of the company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 14, 2023 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	5.00%	15.52%
MSCI All Country World Index	7.15	13.62
Morningstar® Global Metaverse & Virtual Interaction Select IndexSM	5.04	15.88
Key Fund statistics
Net Assets	$6,501,734
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$31,387
Portfolio Turnover Rate	39%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was February 14, 2023.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Software	40.6%
Entertainment	27.4%
Interactive Media & Services	13.6%
Household Durables	7.8%
Semiconductors & Semiconductor Equipment	4.0%
Electronic Equipment, Instruments & Components	3.4%
Technology Hardware, Storage & Peripherals	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Meta Platforms Inc., Class A	5.8%
Electronic Arts Inc.	4.9%
Autodesk Inc.	4.9%
ROBLOX Corp., Class A	4.8%
Take-Two Interactive Software Inc.	4.7%
Ansys Inc.	4.6%
PTC Inc.	4.6%
Bentley Systems Inc., Class B	4.5%
Unity Software Inc.	4.2%
Dassault Systemes SE	4.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Future Metaverse Tech and Communications ETF
Annual Shareholder Report — March 31, 2025
IVRS-03/25-AR

iShares Global 100 ETF
IOO | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Global 100 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global 100 ETF	$42	0.40%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 8.96%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 100TM returned 8.90%.
What contributed to performance?
Market momentum over solid economic growth in the United States, artificial intelligence (“AI”) enthusiasm, and the beginning of rate cuts by central banks worldwide drove robust performance by U.S. equities for the majority of the reporting period. Stocks in the U.S. information technology sector contributed the most to performance, helped by the rapid development and advancement of artificial intelligence (“AI”). In particular, an innovative multinational technology company benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Semiconductor stocks also contributed, led by chipmakers that specialize in high-performance hardware designed for AI and high-performance computing. Financial stocks benefited performance, driven by U.S. banks. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Amid growing economic uncertainty, particularly toward the end of the reporting period, the defensive consumer staples sector in the United States gained, as consumers prioritized essentials.
What detracted from performance?
Within the systems software segment of the information technology sector, a major U.S. software firm detracted from the Fund’s return during the reporting period, due to decelerating growth in its cloud infrastructure unit and concerns about its AI investment strategy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.96%	18.43%	11.88%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 100TM	8.90	18.39	11.78
Key Fund statistics
Net Assets	$6,070,530,129
Number of Portfolio Holdings	105
Net Investment Advisory Fees	$24,255,869
Portfolio Turnover Rate	6%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	41.5%
Financials	10.6%
Health Care	10.3%
Consumer Discretionary	9.9%
Consumer Staples	8.0%
Communication Services	7.7%
Industrials	4.7%
Energy	4.5%
Materials	1.9%
Utilities	0.5%
Real Estate	0.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	78.9%
United Kingdom	4.6%
Germany	3.6%
Switzerland	3.4%
France	2.8%
Japan	2.4%
China	1.4%
Netherlands	1.2%
South Korea	0.7%
Spain	0.6%
Australia	0.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global 100 ETF
Annual Shareholder Report — March 31, 2025
IOO-03/25-AR

iShares Global Comm Services ETF
IXP | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Global Comm Services ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Comm Services ETF	$43	0.40%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 16.76%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM returned 16.77%.
What contributed to performance?
During the reporting period, U.S. interactive media and services stocks were the largest contributors to the Fund’s return. Investor optimism surrounding strategic investments in artificial intelligence and solid advertising revenue helped drive the performance of these stocks higher. Diversified telecom services stocks also contributed, benefiting from strong demand for consumer broadband and fiber optic connectivity as video and bandwidth-intensive applications usage grew. These firms also saw positive outcomes from paying dividends, highlighting their defensive nature, particularly as volatility increased at the end of the reporting period. In the Chinese interactive media and services segment, the stock of a company that focuses on social networks, digital content, and FinTech services contributed, due to improved investor sentiment driven by a recovery in China’s information technology sector and strong performance in its core gaming and social media businesses. A German telecommunications provider gained amid its strategic investments and expansion plans.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.76%	14.90%	7.25%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM	16.77	15.04	7.30
Key Fund statistics
Net Assets	$344,335,980
Number of Portfolio Holdings	73
Net Investment Advisory Fees	$1,453,174
Portfolio Turnover Rate	21%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
The performance of the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM in this report reflects the performance of the S&P Global 1200 Communication Services Sector IndexTM through June 23, 2019 and, beginning on June 24, 2019, the performance of the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Interactive Media & Services	50.1%
Diversified Telecommunication Services	19.7%
Entertainment	15.6%
Wireless Telecommunication Services	7.6%
Media	7.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	73.2%
Japan	7.2%
China	6.4%
Germany	3.0%
United Kingdom	1.7%
Canada	1.3%
Australia	1.2%
France	1.1%
Spain	1.0%
Netherlands	0.9%
Other#	3.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Comm Services ETF
Annual Shareholder Report — March 31, 2025
IXP-03/25-AR

iShares Global Consumer Discretionary ETF
RXI | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Global Consumer Discretionary ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Consumer Discretionary ETF	$41	0.40%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 7.19%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM returned 7.04%.
What contributed to performance?
U.S. stocks were the largest contributors to the Fund’s return during the reporting period, buoyed by market momentum over domestic economic growth, artificial intelligence enthusiasm, the beginning of rate cuts by the Federal Reserve and hopes over the pro-business agenda of President Trump. Consumer discretionary stocks aided performance, in particular, the stock of an electric vehicle (“EV”) maker. The firm benefited from a sharp rise in carbon credit revenue, possible deregulation of autonomous driving, and as investors remained optimistic about the company’s long-term growth plans. (Carbon credits are tradable permits that allow companies to emit a certain amount of greenhouse gases, firms can earn revenue by selling these credits to automakers that need them to meet regulatory emissions standards.) Also contributing were Chinese broadline retail firms, which benefited from strong earnings, a rebound in e-commerce, and a jump in cross-border platform sales.
What detracted from performance?
The largest detractor from the Fund’s return during the reporting period were luxury brands in France. These companies were negatively impacted by lower consumer sentiment and a slowdown in demand, particularly in China, which faced a weakening economic landscape. Also detracting were auto and components stocks in Japan. Automakers faced challenges, including struggling sales in China and Southeast Asia as Chinese automakers rapidly gain market share both domestically and abroad.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.19%	14.43%	8.30%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM	7.04	14.58	8.41
Key Fund statistics
Net Assets	$257,861,010
Number of Portfolio Holdings	142
Net Investment Advisory Fees	$998,814
Portfolio Turnover Rate	19%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
The performance of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM in this report reflects the performance of the S&P Global 1200 Consumer Discretionary Sector IndexTM through September 22, 2019 and, beginning on September 23, 2019, the performance of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Consumer Discretionary Distribution & Retail	35.6%
Automobiles & Components	24.4%
Consumer Services	22.9%
Consumer Durables & Apparel	17.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	58.3%
Japan	12.5%
China	9.2%
France	5.1%
Germany	2.7%
United Kingdom	2.4%
Switzerland	1.7%
Spain	1.5%
Italy	1.5%
Australia	1.4%
Other#	3.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Consumer Discretionary ETF
Annual Shareholder Report — March 31, 2025
RXI-03/25-AR

iShares Global Consumer Staples ETF
KXI | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Global Consumer Staples ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Consumer Staples ETF	$41	0.40%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 7.41%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM returned 7.15%.
What contributed to performance?
Consumer staples stocks from the United States were the largest contributors to the Fund’s return during the reporting period. Stocks in the consumer staples merchandise retail sector gained, particularly leading brick-and-mortar retailers with a focus on low pricing and everyday essentials. Additionally, these companies benefited from efforts to increase their e-commerce operations. Tobacco companies saw positive outcomes from the success of their smoke-free products, such as tobacco pouches and e-cigarettes. Further, firms that engage in household and personal products from the United Kingdom also contributed.
What detracted from performance?
A personal care product provider from France modestly detracted from the Fund’s return during the reporting period. This firm faced headwinds due to continued weakness in the Chinese beauty market, as well as a slowdown in demand in the United States.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.41%	8.56%	5.89%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Consumer Staples (Sector) Capped IndexTM	7.15	8.42	5.78
Key Fund statistics
Net Assets	$722,939,192
Number of Portfolio Holdings	102
Net Investment Advisory Fees	$2,984,191
Portfolio Turnover Rate	20%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
The performance of the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM in this report reflects the performance of the S&P Global 1200 Consumer Staples Sector IndexTM through June 23, 2019 and, beginning on June 24, 2019, the performance of the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Consumer Staples Merchandise Retail	17.7%
Packaged Foods & Meats	16.7%
Household Products	16.2%
Soft Drinks & Non-alcoholic Beverages	12.1%
Tobacco	11.2%
Personal Care Products	9.1%
Food Retail	7.8%
Brewers	4.0%
Distillers & Vintners	3.1%
Food Distributors	1.0%
Other*	1.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	62.6%
United Kingdom	11.4%
Japan	5.4%
Switzerland	5.3%
France	4.3%
Canada	2.3%
Netherlands	1.7%
Belgium	1.5%
Australia	1.2%
Mexico	1.1%
Other#	3.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Consumer Staples ETF
Annual Shareholder Report — March 31, 2025
KXI-03/25-AR

iShares Global Energy ETF
IXC | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Global Energy ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Energy ETF	$40	0.40%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 2.31%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM returned 2.01.
What contributed to performance?
U.S. equities were the largest contributors to the Fund’s return during the reporting period. Stocks in the oil, gas, and consumable fuels segment were buoyed by rising natural gas prices due to increased demand for liquid natural gas (“LNG”), which is viewed as a cleaner alternative to coal and a critical component in stabilizing grids alongside renewable energy sources. Companies that provide oil and gas storage and transportation also gained from growing demand for natural gas. Canadian oil and gas storage and transportation companies benefited as they expanded infrastructure to support increased production.
What detracted from performance?
On a subsector level, oil and gas exploration stocks detracted from the Fund’s return during the reporting period. These firms were pressured by oil prices descending to multi-year lows due to oversupply concerns stemming from OPEC+’s decision to increase production. In addition, stocks within the oil and gas refining and marketing and transportation segment were pressured by reduced refining margins.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	2.31%	24.96%	5.90%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM	2.01	24.36	5.50
Key Fund statistics
Net Assets	$1,815,880,973
Number of Portfolio Holdings	56
Net Investment Advisory Fees	$9,206,883
Portfolio Turnover Rate	8%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
The performance of the S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM in this report reflects the performance of the S&P Global 1200 Energy Sector IndexTM through April 19, 2023 and, beginning on April 20, 2023, the performance of the S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Integrated Oil & Gas	54.8%
Oil & Gas Exploration & Production	19.7%
Oil & Gas Storage & Transportation	14.4%
Oil & Gas Refining & Marketing	5.7%
Oil & Gas Equipment & Services	4.8%
Coal & Consumable Fuels	0.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	62.0%
Canada	12.4%
United Kingdom	11.1%
France	5.1%
Brazil	2.0%
Italy	1.5%
Australia	1.5%
China	1.1%
Japan	1.0%
Norway	1.0%
Other#	1.3%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Energy ETF
Annual Shareholder Report — March 31, 2025
IXC-03/25-AR

iShares Global Financials ETF
IXG | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Global Financials ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Financials ETF	$46	0.41%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 22.29%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Financials IndexTM returned 21.88%.
What contributed to performance?
Global financial stocks gained during the reporting period, in an environment of moderating inflation and the beginning of rate cuts from major central banks. Strong performance from U.S. stocks drove the majority of the Fund’s return, across financial sectors. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. A multi-sector holding company saw strength from its insurance business holdings and significant gains in investment income. Overall, insurance companies were supported by rising premiums and growth in property and casualty names. Additionally, the continued shift from cash to digital payments was a tailwind for payment processing companies. The capital markets industry further contributed, driven in part by growing trading volumes and investment banking revenues. In Japan, a return of moderate inflation and stronger economic conditions, as well as an end to the country’s negative interest rate policy, led to an increase in loan growth, which in turn, boosted bank profitability.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	22.29%	20.02%	8.97%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Financials IndexTM	21.88	19.92	8.95
Key Fund statistics
Net Assets	$468,771,725
Number of Portfolio Holdings	216
Net Investment Advisory Fees	$1,643,076
Portfolio Turnover Rate	7%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Banks	38.8%
Financial Services	21.2%
Insurance	19.7%
Capital Markets	18.0%
Consumer Finance	2.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	57.5%
Canada	5.9%
Japan	5.2%
United Kingdom	5.1%
Australia	3.7%
Germany	3.1%
Switzerland	2.7%
China	2.2%
Italy	2.0%
France	1.9%
Other#	10.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Financials ETF
Annual Shareholder Report — March 31, 2025
IXG-03/25-AR

iShares Global Healthcare ETF
IXJ | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Global Healthcare ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Healthcare ETF	$40	0.40%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (0.78)%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Health Care IndexTM returned (1.09)%.
What contributed to performance?
The largest contributor to the Fund’s return during the reporting period were Swiss equities, as pharmaceutical firms were boosted by strong sales of existing medicines as well as optimism over pipeline potential. Several healthcare equipment stocks in the United States that specialize in medical devices contributed, driven by increased spending, acquisitions and digital innovations, through the use of artificial intelligence and robotics.
What detracted from performance?
The largest detractor from the Fund’s return during the reporting period was a Danish pharmaceutical firm due to disappointing trial results for its experimental weight loss drug. The company also faced increasing competitive pressures for its existing drug in the GLP-1 weight loss market. Also detracting from performance on a subsector level was the life sciences tools and services segment. If enacted into law, the Biosecure Act would require U.S. life sciences companies to shift their sourcing away from the targeted Chinese companies, potentially leading to increased costs and logistical challenges. The Act was passed by the U.S. House of Representatives in 2024 but has yet to be approved by the Senate.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(0.78)%	9.80%	7.11%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Health Care IndexTM	(1.09)	9.73	7.11
Key Fund statistics
Net Assets	$3,947,919,328
Number of Portfolio Holdings	116
Net Investment Advisory Fees	$15,638,708
Portfolio Turnover Rate	5%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Pharmaceuticals	41.6%
Health Care Equipment & Supplies	20.3%
Health Care Providers & Services	16.1%
Biotechnology	14.2%
Life Sciences Tools & Services	7.6%
Health Care Technology	0.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	72.2%
Switzerland	8.2%
United Kingdom	4.9%
Japan	3.9%
Denmark	3.3%
France	3.0%
Australia	1.5%
Germany	1.3%
Belgium	0.8%
South Korea	0.4%
Other#	0.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Healthcare ETF
Annual Shareholder Report — March 31, 2025
IXJ-03/25-AR

iShares Global Industrials ETF
EXI | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Global Industrials ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Industrials ETF	$40	0.39%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 5.77%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Industrials IndexTM returned 5.52%.
What contributed to performance?
Industrials stocks registered modest returns during the reporting period, as global defense spending soared amid continued geopolitical turmoil. Stocks in the United States were the largest contributors to the Fund’s return, supported by the aerospace and defense segment. Defense stocks rose amid a landscape of geopolitical instability and ongoing conflicts, which led to increased defense spending, while aerospace stocks benefited the earnings of aircraft suppliers, amid robust growth in the commercial airline space. European defense spending grew amidst the widespread geopolitical instability, and late in the reporting period, Germany announced significant increases in defense and infrastructure spending, benefiting the country’s capital goods stocks. An increase in defense spending in the United Kingdom supported industrials stocks.
What detracted from performance?
In the United States, transportation stocks modestly detracted from the Fund’s return. During the reporting period, these companies were negatively impacted by a slowdown in demand and rising operational costs.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.77%	17.08%	9.11%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Industrials IndexTM	5.52	17.06	9.10
Key Fund statistics
Net Assets	$944,094,946
Number of Portfolio Holdings	215
Net Investment Advisory Fees	$2,951,150
Portfolio Turnover Rate	4%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Capital Goods	70.1%
Transportation	15.1%
Commercial & Professional Services	14.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	55.5%
Japan	12.6%
France	7.3%
United Kingdom	5.3%
Germany	5.0%
Sweden	3.4%
Canada	3.1%
Switzerland	2.3%
Australia	0.9%
Denmark	0.9%
Other#	3.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Industrials ETF
Annual Shareholder Report — March 31, 2025
EXI-03/25-AR

iShares Global Infrastructure ETF
IGF | NASDAQ
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Global Infrastructure ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Infrastructure ETF	$43	0.39%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 18.23%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global Infrastructure IndexTM returned 17.75%.
What contributed to performance?
Global equities gained during the reporting period, driven by moderating inflation and the beginning of rate cuts from major central banks. Strong performance from U.S. stocks drove the majority of the Fund’s return. Within infrastructure, the utilities subsector contributed to performance, benefiting from the increasing electricity demand needed to support the rapid development of artificial intelligence (“AI”) data centers. U.S. energy stocks were also notable contributors, particularly midstream energy companies in the oil gas storage and transportation space. These stocks gained amid growing demand for natural gas, particularly for power generation and exports. In Spain, an airport services company benefited from increasing air traffic as the country’s tourism industry rapidly expanded.
What detracted from performance?
Japanese industrial stocks modestly detracted from the Fund’s return during the reporting period. A depreciating yen and uncertainty surrounding the Chinese economy negatively impacted an airport services operator, as Japan is a popular destination for Chinese travelers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.23%	13.15%	5.79%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global Infrastructure IndexTM	17.75	12.87	5.55
Key Fund statistics
Net Assets	$6,069,310,725
Number of Portfolio Holdings	81
Net Investment Advisory Fees	$17,063,288
Portfolio Turnover Rate	14%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Transportation Infrastructure	39.9%
Electric Utilities	26.5%
Oil, Gas & Consumable Fuels	19.9%
Multi-Utilities	11.3%
Independent Power and Renewable Electricity Producers	1.8%
Gas Utilities	0.3%
Water Utilities	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	41.4%
Australia	9.0%
Spain	8.1%
Canada	7.6%
Mexico	7.0%
France	5.7%
China	4.9%
New Zealand	3.6%
Italy	2.6%
United Kingdom	2.1%
Other#	8.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Infrastructure ETF
Annual Shareholder Report — March 31, 2025
IGF-03/25-AR

iShares Global Materials ETF
MXI | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Global Materials ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Materials ETF	$38	0.39%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (5.82)%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Materials IndexTM returned (6.19)%.
What contributed to performance?
Canadian gold miners were the largest contributors to the Fund’s return. During the reporting period, the price of gold soared due to geopolitical uncertainty and central bank purchases, as well as the threat of tariffs.
What detracted from performance?
During the reporting period, the global materials sector declined amid increasing pricing pressures and weakened demand from China and Europe, as well as the threat of tariffs. Chemicals stocks in the United States were the largest detractors from the Fund’s return. Specialty chemicals companies were weighed down by challenging economic conditions and slower business activity. Commodity chemicals firms were negatively impacted by declining refining margins as oil demand growth remains below average due to China’s slowing economy. Australian diversified metals and mining stocks faced headwinds due to lower iron ore and steelmaking coal prices. Additionally, a Japanese specialty chemicals maker declined due to weaker plastic sales.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(5.82)%	13.97%	6.66%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Materials IndexTM	(6.19)	13.93	6.70
Key Fund statistics
Net Assets	$229,068,766
Number of Portfolio Holdings	96
Net Investment Advisory Fees	$920,897
Portfolio Turnover Rate	8%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Chemicals	48.6%
Metals & Mining	37.2%
Construction Materials	7.0%
Containers & Packaging	5.6%
Paper & Forest Products	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	42.6%
Canada	10.0%
Australia	9.2%
United Kingdom	7.1%
Japan	6.3%
Switzerland	6.0%
France	5.6%
Germany	4.1%
Brazil	1.8%
Netherlands	1.4%
Other#	5.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Materials ETF
Annual Shareholder Report — March 31, 2025
MXI-03/25-AR

iShares Global Tech ETF
IXN | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Global Tech ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Tech ETF	$39	0.39%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 1.54%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM returned 1.60%.
What contributed to performance?
Within the global technology sector, technology hardware, storage, and peripherals stocks in the United States were the largest contributors to the Fund’s return during the reporting period. In particular, an innovative multinational technology company benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies like artificial intelligence (“AI”) to enhance product development and operational efficiency.
What detracted from performance?
Detracting from the Fund’s return during the reporting period were semiconductor stocks in the United States, the Netherlands, and Japan. The semiconductor and semiconductor equipment industry has faced significant negative impacts due to escalating trade tensions and geopolitical tensions. Additionally, while demand for chips that power AI experienced strong demand, suppliers exposed to the PC, smartphone, industrial and automotive sectors generally saw fundamentals under pressure due to weak end demand conditions and excess inventory. In South Korea, the technology hardware, storage, and peripherals subsector detracted as a leading manufacturer of memory chips suffered due to weak demand, heightened competition, and increasing trade tensions.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	1.54%	20.74%	17.73%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM	1.60	20.88	17.86
Key Fund statistics
Net Assets	$4,494,062,650
Number of Portfolio Holdings	125
Net Investment Advisory Fees	$19,553,913
Portfolio Turnover Rate	45%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
The performance of the S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM in this report reflects the performance of the S&P Global 1200 Information Technology Sector IndexTM through April 19, 2023 and, beginning on April 20, 2023, the performance of the S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Software	32.4%
Semiconductors & Semiconductor Equipment	31.2%
Technology Hardware, Storage & Peripherals	23.6%
IT Services	5.8%
Electronic Equipment, Instruments & Components	3.7%
Communications Equipment	3.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	81.2%
Taiwan	5.7%
Japan	3.2%
Germany	2.2%
South Korea	2.0%
Netherlands	2.0%
Canada	1.5%
China	0.7%
France	0.4%
Sweden	0.3%
Other#	0.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Tech ETF
Annual Shareholder Report — March 31, 2025
IXN-03/25-AR

iShares Global Timber & Forestry ETF
WOOD | NASDAQ
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Global Timber & Forestry ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Timber & Forestry ETF	$38	0.40%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (9.15)%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global Timber & Forestry IndexTM returned (9.41)%.
What contributed to performance?
The largest contributor to the Fund’s return during the reporting period was the U.S. paper and plastic packaging products and materials segment, driven by strong volumes in corrugated packaging and higher demand for eco-friendly and sustainable packaging solutions.
What detracted from performance?
The timber and lumber industry faced weak investor sentiment during the reporting period, as sluggish housing trends and a shift to recycled fiber resulted in weakened demand. The threat of tariffs on lumber imports into the United States late in the reporting period also weighed on the sector. In this landscape, the paper and forest product segment in Brazil was the largest detractor, pressured by declining pulp prices due to increased supply, weak demand, and trade friction. Finnish paper products companies were negatively impacted by high wood costs, lower pulp prices, and market uncertainty. Another detractor was an Indonesian paper and pulp company, which experienced a slowdown due to weak exports to the Asian market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(9.15)%	11.25%	5.13%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global Timber & Forestry IndexTM	(9.41)	11.04	4.92
Key Fund statistics
Net Assets	$235,206,727
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$773,040
Portfolio Turnover Rate	80%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Paper Products	53.0%
Paper & Plastic Packaging Products & Materials	16.7%
Timber REITs	14.6%
Forest Products	11.8%
Homebuilding	3.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	34.0%
Brazil	12.2%
Sweden	11.3%
Japan	11.2%
Finland	11.1%
China	6.2%
United Kingdom	4.8%
Canada	4.1%
Chile	1.9%
South Africa	1.7%
Saudi Arabia	1.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Timber & Forestry ETF
Annual Shareholder Report — March 31, 2025
WOOD-03/25-AR

iShares Global Utilities ETF
JXI | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Global Utilities ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Utilities ETF	$43	0.39%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 20.45%.
  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P Global 1200 Utilities (Sector) Capped IndexTM returned 19.94%.
What contributed to performance?
Global utilities stocks were supported during the reporting period due to a significant increase in electricity demand, supported by growth in data centers and the rapid adoption of artificial intelligence (“AI”) technologies. Electric utilities stocks in the United States were the largest drivers of performance, as AI-related activities and electrification trends boosted power consumption. Firms in the multi-utilities subsector were also beneficial, helped by data center power usage. Also contributing was a Spanish global energy company that is one of the largest electricity companies in the world. The firm’s investments, especially in the United States and the United Kingdom, helped drive growth in renewable energy assets. In Italy, a multinational manufacturer and distributor of electricity and gas generated solid profit growth driven by renewable power generation.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	20.45%	9.66%	7.59%
S&P Global Broad Market Index	6.18	14.76	8.40
S&P Global 1200 Utilities (Sector) Capped IndexTM	19.94	9.13	7.17
Key Fund statistics
Net Assets	$162,146,734
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$572,431
Portfolio Turnover Rate	7%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
The performance of the S&P Global 1200 Utilities (Sector) Capped IndexTM in this report reflects the performance of the S&P Global 1200 Utilities Index through May 2, 2021 and, beginning on May 3, 2021, the performance of the S&P Global 1200 Utilities (Sector) Capped IndexTM.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Electric Utilities	60.4%
Multi-Utilities	28.2%
Independent Power and Renewable Electricity Producers	4.5%
Gas Utilities	3.9%
Water Utilities	3.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	67.0%
United Kingdom	6.3%
Spain	6.0%
Italy	4.8%
Canada	3.5%
Germany	3.2%
France	3.1%
Japan	2.3%
Australia	1.0%
Brazil	0.8%
Other#	2.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in professional fees for foreign withholding tax claims.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Utilities ETF
Annual Shareholder Report — March 31, 2025
JXI-03/25-AR

iShares India 50 ETF
INDY | NASDAQ
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares India 50 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares India 50 ETF	$89	0.89%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 1.07%.
  For the same period, the MSCI Emerging Markets Index returned 8.09% and the Nifty 50 IndexTM returned 4.07%.
What contributed to performance?
Indian banking stocks were the largest contributors to the Fund’s return during the reporting period. The segment was helped by a reduction in bad loans, improved net interest margins (the difference between the rates banks charge for loans and the rates they pay for deposits expressed as a percentage of average interest-earning assets), and robust credit growth. In the communication sector, a wireless telecommunication services company was buoyed by strong subscription growth, new pricing structures, and network expansion.
What detracted from performance?
Indian equities were negatively impacted by foreign portfolio outflows and currency depreciation during the reporting period. By sector, energy markets faced challenges from unfavorable supply/demand dynamics, fluctuating commodity prices, and geopolitical uncertainties, causing energy stocks to detract from the Fund’s return for the reporting period. Consumer discretionary stocks also detracted, particularly in the automobiles segment. These stocks were pressured by global economic uncertainties, rising costs, and challenges in the adoption for electric vehicles.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	1.07%	17.10%	6.52%
MSCI Emerging Markets Index	8.09	7.94	3.71
Nifty 50 IndexTM	4.07	20.71	8.65
Key Fund statistics
Net Assets	$645,751,146
Number of Portfolio Holdings	52
Net Investment Advisory Fees	$8,055,677
Portfolio Turnover Rate	17%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	37.3%
Information Technology	11.9%
Consumer Discretionary	10.5%
Energy	9.9%
Consumer Staples	6.9%
Materials	6.3%
Industrials	6.2%
Communication Services	4.4%
Health Care	3.8%
Utilities	2.8%
Ten largest holdings
Security	Percent of Total Investments(a)
HDFC Bank Ltd.	13.1%
ICICI Bank Ltd.	8.9%
Reliance Industries Ltd.	8.1%
Infosys Ltd.	5.3%
Bharti Airtel Ltd.	4.4%
Larsen & Toubro Ltd.	3.8%
ITC Ltd.	3.6%
Tata Consultancy Services Ltd.	3.5%
Kotak Mahindra Bank Ltd.	3.0%
Axis Bank Ltd.	3.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., NSE Indices Ltd., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares India 50 ETF
Annual Shareholder Report — March 31, 2025
INDY-03/25-AR

iShares International Developed Small Cap Value Factor ETF
ISVL | Cboe BZX Exchange
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares International Developed Small Cap Value Factor ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Developed Small Cap Value Factor ETF	$32	0.31%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 8.81%.
  For the same period, the FTSE All-World Index returned 7.29% and the FTSE Developed ex US ex Korea Small Cap Focused Value Index returned 8.29%.
What contributed to performance?
Canadian equities contributed the most to the Fund’s return during the reporting period. Within the materials sector, metals and mining stocks were boosted as the price of gold soared due to geopolitical uncertainty, central bank purchases, as well as the threat of tariffs. In the financial sector, companies were supported by strong earnings growth from major banks, helped by robust wealth management revenues, while insurance companies benefited from record growth in life insurance applications. The return of inflation and the subsequent end of Japan’s zero interest rate policy buoyed Japanese equities during the reporting period. The monetary policy divergence (other major central banks were cutting rates as the Bank of Japan began to raise rates) caused Japan’s currency to weaken, which helped export-oriented companies within the industrials sector. The weaker yen also made Japanese assets more attractive to international investors. By factor, value exposure was the top driver of performance, followed by momentum. A market shift from growth to value aided the Fund, as did the outperformance of international markets relative to the United States toward the end of the reporting period.
What detracted from performance?
Modestly detracting from the Fund’s return were global holdings within the energy sector. Falling crude prices pressured companies that operate within oil and gas exploration and production, reducing profit margins and investor confidence. By factor, size and earnings yield exposures also weighed on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 23, 2021 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	8.81%	5.30%
FTSE All-World Index	7.29	7.14
FTSE Developed ex US ex Korea Small Cap Focused Value Index	8.29	5.30
Key Fund statistics
Net Assets	$25,867,635
Number of Portfolio Holdings	502
Net Investment Advisory Fees	$478,115
Portfolio Turnover Rate	63%
The Fund has added the FTSE All-World Index in response to new regulatory requirements.
The inception date of the Fund was March 23, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	24.3%
Materials	16.9%
Financials	16.0%
Consumer Discretionary	8.0%
Energy	7.7%
Real Estate	6.5%
Consumer Staples	5.7%
Health Care	4.4%
Information Technology	3.6%
Communication Services	3.5%
Utilities	3.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	27.2%
Canada	18.1%
United Kingdom	10.0%
Switzerland	7.1%
Australia	6.7%
Sweden	6.3%
Spain	4.4%
Germany	3.9%
Italy	3.3%
Finland	2.3%
Other#	10.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Developed Small Cap Value Factor ETF
Annual Shareholder Report — March 31, 2025
ISVL-03/25-AR

iShares International Dividend Growth ETF
IGRO | Cboe BZX Exchange
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares International Dividend Growth ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Dividend Growth ETF	$16	0.15%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 10.11%.
  For the same period, the MSCI All Country World Index returned 7.15% and the Morningstar® Global ex-US Dividend Growth IndexSM returned 9.71%.
What contributed to performance?
Canadian stocks were the largest contributors to the Fund’s return during the reporting period as the country’s economy experienced solid growth trends. Easing inflation allowed the Bank of Canada to begin cutting interest rates, helping to increase mortgage and lending activity, and boosting financial stocks. In Japan, the central bank ended its negative interest rate policy due to a return of moderate inflation and stronger economic conditions. This led to an increase in loan growth, which in turn, boosted bank profitability. The increased rates also translated into higher net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). In the insurance segment, firms benefited from overseas expansion, improved investment gains through strategic equity sales, and stable underwriting profitability. Swiss healthcare companies also contributed, supported by strong performance from pharmaceutical firms, as they focused on innovations and new treatments.
What detracted from performance?
The largest detractor from the Fund’s return during the reporting period were Danish equities. In particular, a pharmaceutical firm faced headwinds due to disappointing trial results for its experimental weight loss drug. The company also faced increasing competitive pressures for its existing drug in the GLP-1 weight loss market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 17, 2016 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	10.11%	12.53%	7.39%
MSCI All Country World Index	7.15	15.18	10.62
Morningstar® Global ex-US Dividend Growth IndexSM	9.71	12.39	7.30
Key Fund statistics
Net Assets	$1,025,776,713
Number of Portfolio Holdings	432
Net Investment Advisory Fees	$1,239,911
Portfolio Turnover Rate	34%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was May 17, 2016.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.7%
Health Care	15.2%
Industrials	14.1%
Utilities	13.8%
Consumer Staples	8.6%
Information Technology	7.5%
Materials	5.4%
Energy	3.9%
Consumer Discretionary	3.3%
Communication Services	1.6%
Real Estate	0.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	20.6%
Japan	20.0%
Switzerland	11.6%
United Kingdom	8.6%
France	5.8%
Italy	4.5%
Germany	4.3%
China	4.0%
India	3.4%
Spain	3.2%
Other#	14.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Dividend Growth ETF
Annual Shareholder Report — March 31, 2025
IGRO-03/25-AR

iShares JPX-Nikkei 400 ETF
JPXN | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares JPX-Nikkei 400 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares JPX-Nikkei 400 ETF	$48	0.48%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (0.31)%.
  For the same period, the MSCI ACWI ex USA Index returned 6.09% and the JPX-Nikkei Index 400 returned (0.18)%.
What contributed to performance?
The Bank of Japan ended its negative interest rate policy during the reporting period, leading the financials sector to contribute the most to the Fund’s return. A return of moderate inflation and stronger economic conditions led to an increase in loan growth, which in turn, boosted bank profitability. The increased rates also translated into higher net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). In the insurance segment, firms benefited from overseas expansion, improved investment gains through strategic equity sales, and stable underwriting profitability.
What detracted from performance?
The information technology sector was the largest detractor from the Fund’s return during the reporting period. The chip market faced uneven demand, with weaker-than-expected recovery in memory and logic chips affecting Japanese manufacturers in the semiconductors segment. Geopolitical risks also weighed on these manufacturers following the tightening of semiconductor export restrictions to China, significantly impacting Japanese semiconductor companies reliant on Chinese demand. Additionally, the continued discussion and possibility of U.S. tariffs was another headwind. Geopolitical tensions also negatively impacted technology hardware and equipment companies, pressuring profit margins and dampening investor confidence.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(0.31)%	8.64%	5.07%
MSCI ACWI ex USA Index	6.09	10.92	4.98
JPX-Nikkei Index 400	(0.18)	8.87	5.37
Key Fund statistics
Net Assets	$87,625,564
Number of Portfolio Holdings	392
Net Investment Advisory Fees	$667,917
Portfolio Turnover Rate	18%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
The performance of the JPX-Nikkei Index 400 in this report reflects the performance of the S&P/TOPIX 150TM through September 3, 2015 and, beginning on September 4, 2015, the performance of the JPX-Nikkei Index 400.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	23.6%
Consumer Discretionary	15.5%
Financials	14.2%
Information Technology	13.8%
Health Care	8.5%
Communication Services	7.6%
Consumer Staples	6.6%
Materials	4.8%
Real Estate	2.8%
Utilities	1.4%
Energy	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Sony Group Corp.	2.1%
Mitsubishi UFJ Financial Group Inc.	1.9%
Mizuho Financial Group Inc.	1.9%
Nintendo Co. Ltd.	1.8%
Mitsubishi Heavy Industries Ltd.	1.7%
Sumitomo Mitsui Financial Group Inc.	1.6%
Hitachi Ltd.	1.6%
Tokio Marine Holdings Inc.	1.5%
Takeda Pharmaceutical Co. Ltd.	1.5%
Recruit Holdings Co. Ltd.	1.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., The Japan Exchange Group, Inc., JPX Market Innovation & Research, Inc., or Nikkei, Inc., S&P Dow Jones Indices LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares JPX-Nikkei 400 ETF
Annual Shareholder Report — March 31, 2025
JPXN-03/25-AR

iShares Latin America 40 ETF
ILF | NYSE Arca
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Latin America 40 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Latin America 40 ETF	$44	0.47%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (11.48)%.
  For the same period, the S&P Emerging Broad Market Index returned 10.33% and the S&P Latin America 40TM returned (10.84)%.
What contributed to performance?
A digital financial services technology company with operations across Latin America contributed to the Fund’s return during the reporting period, after announcing a streamlined strategy and expansion in the United States.
What detracted from performance?
Domestic uncertainties, the impact of global economic policies, concerns about the U.S. election outcome and potential trade disruptions led Mexican equities to sharply detract from the Fund’s return during the reporting period. Consumer staples stocks were pulled down by weak demand and increased competition. Financials stocks detracted, after a major bank’s digital venture sustained heavy losses and required a restructuring. The Brazilian economy faced headwinds, due to rising debt levels, fiscal uncertainty and high interest rates. Concerns about the Brazilian government’s ability to manage its budget deficit and rising debt levels led to reduced borrowing demand, which negatively impacted the country’s banks. Meanwhile, Brazilian materials stocks were pressured by a downtrend in iron ore prices combined with weak demand from China.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2015 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(11.48)%	12.43%	2.45%
S&P Emerging Broad Market Index	10.33	9.47	4.50
S&P Latin America 40TM	(10.84)	13.05	2.87
Key Fund statistics
Net Assets	$1,342,410,113
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$6,405,159
Portfolio Turnover Rate	18%
The Fund has added the S&P Emerging Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	36.8%
Materials	19.1%
Energy	13.8%
Consumer Staples	12.8%
Industrials	5.5%
Utilities	4.5%
Communication Services	4.0%
Consumer Discretionary	1.4%
Health Care	1.3%
Real Estate	0.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Brazil	61.2%
Mexico	24.1%
Chile	7.5%
Peru	5.0%
Colombia	2.2%
(a)	Excludes money market funds.
Material Fund Changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Latin America 40 ETF
Annual Shareholder Report — March 31, 2025
ILF-03/25-AR

iShares Lithium Miners and Producers ETF
ILIT | NASDAQ
Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about iShares Lithium Miners and Producers ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Lithium Miners and Producers ETF	$38	0.47%
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (36.38)%.
  For the same period, the STOXX Emerging Markets All Cap Index returned 5.72% and the STOXX Global Lithium Miners and Producers Index returned (37.56)%.
What contributed to performance?
There were no significant contributors to performance during the reporting period.
What detracted from performance?
Lithium, an essential component in the manufacturing of some types of rechargeable batteries, in particular batteries for powering electric vehicles (“EVs”). Prices of lithium substantially dropped during the reporting period as a prior surge in production led to an oversupply, and demand for EVs plummeted. In this landscape, South Korean stocks that sit on the EV supply chain were the largest detractors from the Fund’s return, as they additionally faced political turmoil and corporate governance issues in the country. Australian lithium mining stocks also detracted, given the bleak lithium outlook, causing them to end projects and cancel expansion plans. Chinese stocks weighed on performance, faced a sharp decline in lithium prices, a slowdown in EV demand, and oversupply of lithium, leading to production cuts and potential mine closures.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 21, 2023 through March 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	(36.38)%	(44.69)%
STOXX Emerging Markets All Cap Index	5.72	7.38
STOXX Global Lithium Miners and Producers Index	(37.56)	(45.67)
Key Fund statistics
Net Assets	$3,662,843
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$17,123
Portfolio Turnover Rate	73%
The Fund has added the STOXX Emerging Markets All Cap Index in response to new regulatory requirements.
The inception date of the Fund was June 21, 2023.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Diversified Metals & Mining	39.3%
Specialty Chemicals	29.8%
Electrical Components & Equipment	14.8%
Commodity Chemicals	9.6%
Technology Hardware, Storage & Peripherals	4.0%
Steel	1.1%
Industrial Machinery & Supplies & Components	0.7%
IT Consulting & Other Services	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Albemarle Corp.	8.4%
Pilbara Minerals Ltd.	8.2%
Sociedad Quimica y Minera de Chile SA	8.0%
POSCO Future M Co. Ltd.	7.2%
Mineral Resources Ltd.	7.0%
Liontown Resources Ltd.	4.8%
Lithium Argentina AG	4.6%
Lithium Americas Corp.	4.6%
Sigma Lithium Corp.	4.6%
Tianqi Lithium Corp., Class A	4.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by STOXX Ltd., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Lithium Miners and Producers ETF
Annual Shareholder Report — March 31, 2025
ILIT-03/25-AR

(b) Not applicable

Item 2 –

Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert - The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty-seven series of the registrant for which the fiscal year-end is March 31, 2025 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $434,800 for the fiscal year ended March 31, 2024 and $438,000 for the fiscal year ended March 31, 2025.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2024 and March 31, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $261,900 for the fiscal year ended March 31, 2024 and $261,900 for the fiscal year ended March 31, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended March 31, 2024 and March 31, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e) (1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $261,900 for the fiscal year ended March 31, 2024 and $261,900 for the fiscal year ended March 31, 2025.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

Cecilia H. Herbert

John E. Martinez

(b) Not applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

March 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares Copper and Metals Mining ETF | ICOP | NASDAQ
• iShares Environmental Infrastructure and Industrials ETF | EFRA | NASDAQ
• iShares Global 100 ETF | IOO | NYSE Arca
• iShares Global Infrastructure ETF | IGF | NASDAQ
• iShares Global Timber & Forestry ETF | WOOD | NASDAQ
• iShares Lithium Miners and Producers ETF | ILIT | NASDAQ

2

Schedule of Investments
March 31, 2025
iShares® Copper and Metals Mining ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Metals & Mining — 99.6%
Al Masane Al Kobra Mining Co.	12,834	$197,363
Amman Mineral Internasional PT(a)	5,322,200	1,718,774
Anglo American PLC	45,075	1,263,378
Antofagasta PLC	124,721	2,715,367
Atalaya Mining PLC	39,073	167,983
Baiyin Nonferrous Group Co. Ltd., Class A	170,100	69,180
BHP Group Ltd.	159,251	3,863,929
Capstone Copper Corp.(a)	218,941	1,127,378
China Nonferrous Mining Corp Ltd.(b)	501,000	363,477
CMOC Group Ltd., Class A	44,600	46,940
Develop Global Ltd.(a)	71,744	123,794
ERO Copper Corp.(a)(b)	39,733	481,252
Evolution Mining Ltd.	530,262	2,372,597
First Quantum Minerals Ltd.(a)	206,620	2,778,289
Foran Mining Corp.(a)	124,468	314,835
Freeport-McMoRan Inc.	101,880	3,857,177
Glencore PLC	397,182	1,453,736
Grupo Mexico SAB de CV, Series B, Class B	731,144	3,655,631
Hudbay Minerals Inc.	151,523	1,148,755
Ivanhoe Mines Ltd., Class A(a)(b)	222,926	1,893,024
Jiangxi Copper Co. Ltd., Class A	47,700	151,841
Jinchuan Group International Resources Co. Ltd.	1,037,000	84,254
KGHM Polska Miedz SA	52,339	1,710,917
Lundin Mining Corp.	245,713	1,990,906
MAC Copper Ltd.(a)	27,831	265,508
MMG Ltd.(a)	1,513,600	522,292
Newmont Corp.	43,464	2,098,442
NGEx Minerals Ltd.(a)	49,862	452,173
Nittetsu Mining Co. Ltd.	5,000	220,633
North Copper Co. Ltd., Class A	43,800	63,649
Rio Tinto PLC, ADR	32,421	1,947,854
Sandfire Resources Ltd.(a)	175,986	1,149,669
South32 Ltd.	189,131	381,012
Security	Shares	Value
Metals & Mining (continued)
Southern Copper Corp.	31,585	$2,951,934
Taseko Mines Ltd.(a)	119,291	266,924
Teck Resources Ltd., Class B	19,143	697,318
Vale SA	140,136	1,392,409
WA1 Resources Ltd., NVS(a)	18,909	155,352
Western Mining Co. Ltd., Class A	55,200	129,802
Yunnan Copper Co. Ltd., Class A	46,000	82,194
Zijin Mining Group Co. Ltd., Class A	51,800	130,018
		46,457,960
Total Long-Term Investments — 99.6% (Cost: $52,214,164)		46,457,960
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	2,075,010	2,076,047
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)(d)	30,000	30,000
Total Short-Term Securities — 4.5% (Cost: $2,106,021)		2,106,047
Total Investments — 104.1% (Cost: $54,320,185)		48,564,007
Liabilities in Excess of Other Assets — (4.1)%		(1,897,947)
Net Assets — 100.0%		$46,666,060

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$585,612	$1,490,574 (a)	$—	$(239)	$100	$2,076,047	2,075,010	$5,752 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	30,000 (a)	—	—	—	30,000	30,000	1,791	—
				$(239)	$100	$2,106,047		$7,543	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Copper and Metals Mining ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	19	06/20/25	$193	$(3,224)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$3,224	$—	$—	$—	$3,224

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(10,094)	$—	$—	$—	$(10,094)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(3,918)	$—	$—	$—	$(3,918)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$101,334
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$27,319,809	$19,138,151	$—	$46,457,960
Short-Term Securities
Money Market Funds	2,106,047	—	—	2,106,047
	$29,425,856	$19,138,151	$—	$48,564,007
Schedule of Investments
4

Schedule of Investments (continued)
March 31, 2025
iShares® Copper and Metals Mining ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3,224)	$—	$—	$(3,224)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2025
iShares® Environmental Infrastructure and Industrials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 5.5%
Advanced Drainage Systems Inc.	1,325	$143,961
China Lesso Group Holdings Ltd.	18,000	8,113
Reliance Worldwide Corp. Ltd.	14,691	41,541
TOTO Ltd.	2,700	70,171
Zhejiang Weixing New Building Materials Co. Ltd., Class A	2,000	3,293
		267,079
Chemicals — 0.8%
Umicore SA	3,850	39,885
Commercial Services & Supplies — 7.4%
Befesa SA(a)	747	20,752
Beijing Originwater Technology Co. Ltd., Class A	4,600	2,976
Clean Harbors Inc.(b)	961	189,413
Tetra Tech Inc.	5,029	147,098
		360,239
Construction & Engineering — 5.4%
NBCC India Ltd.	18,334	17,426
Stantec Inc.	2,155	178,624
Sweco AB, Class B	3,804	68,278
		264,328
Containers & Packaging — 6.1%
Smurfit WestRock PLC	6,589	295,754
Electronic Equipment, Instruments & Components — 5.5%
Badger Meter Inc.	551	104,828
Landis+Gyr Group AG	438	26,036
Riken Keiki Co. Ltd.	600	10,353
Shimadzu Corp.	4,700	117,399
Wasion Holdings Ltd.	8,000	8,452
		267,068
Machinery — 29.2%
Construcciones y Auxiliar de Ferrocarriles SA	521	22,872
Dawonsys Co. Ltd.(b)	642	3,837
Franklin Electric Co. Inc.	849	79,704
Fujian Longking Co. Ltd., Class A	2,000	3,444
Guangdong Topstar Technology Co. Ltd., Class A	600	2,476
Lindsay Corp.	207	26,190
METAWATER Co. Ltd.	400	5,148
Mueller Water Products Inc., Class A	2,911	73,998
NGK Insulators Ltd.	4,600	56,677
Organo Corp.	500	21,515
Pentair PLC	3,115	272,500
TOMRA Systems ASA	4,427	63,208
Torishima Pump Manufacturing Co. Ltd.	400	5,502
Tsukishima Holdings Co. Ltd.	600	6,887
Watts Water Technologies Inc., Class A	513	104,611
Westinghouse Air Brake Technologies Corp.	1,624	294,512
Xylem Inc./New York	2,367	282,762
Yangzijiang Shipbuilding Holdings Ltd.	48,000	84,241
Yutong Bus Co. Ltd., Class A	2,900	10,602
		1,420,686
Metals & Mining — 1.5%
ARE Holdings Inc.	1,300	17,232
Security	Shares	Value
Metals & Mining (continued)
Dowa Holdings Co. Ltd.	900	$27,954
Sims Ltd.	2,959	27,307
		72,493
Multi-Utilities — 6.9%
Qatar Electricity & Water Co. QSC	9,178	37,464
Veolia Environnement SA	8,660	297,833
		335,297
Professional Services — 1.4%
Arcadis NV	1,369	69,890
Trading Companies & Distributors — 3.6%
Core & Main Inc., Class A(b)	3,584	173,143
Water Utilities — 26.1%
Aguas Andinas SA, Class A	53,034	19,114
American States Water Co.	713	56,099
American Water Works Co. Inc.	2,008	296,220
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	9,500	4,082
Beijing Enterprises Water Group Ltd.	76,000	21,939
California Water Service Group	1,115	54,033
Chengdu Xingrong Environment Co. Ltd., Class A	3,800	3,549
China Water Affairs Group Ltd.	20,000	17,239
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8,643	154,489
Cia de Saneamento de Minas Gerais Copasa MG	3,652	12,640
Cia De Sanena Do Parana	5,636	26,647
Essential Utilities Inc.	4,750	187,767
Penno Group PLC	8,143	47,171
Severn Trent PLC	4,994	163,492
SJW Group	620	33,908
United Utilities Group PLC	12,901	168,332
Zhongshan Public Utilities Group Co. Ltd., Class A	2,100	2,566
		1,269,287
Total Common Stocks — 99.4% (Cost: $4,109,595)		4,835,149
Preferred Stocks
Machinery — 0.3%
Marcopolo SA, Preference Shares, NVS	13,420	14,393
Total Preferred Stocks — 0.3% (Cost: $14,649)		14,393
Total Investments — 99.7% (Cost: $4,124,244)		4,849,542
Other Assets Less Liabilities — 0.3%		12,735
Net Assets — 100.0%		$4,862,277

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
Schedule of Investments
6

Schedule of Investments (continued)
March 31, 2025
iShares® Environmental Infrastructure and Industrials ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(42)(b)	$42	$—	$—	—	$597 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	—	0 (b)	—	—	—	—	128	—
				$42	$—	$—		$725	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	06/20/25	$10	$(270)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$270	$—	$—	$—	$270

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$3,153	$—	$—	$—	$3,153
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(261)	$—	$—	$—	$(261)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$13,320
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Environmental Infrastructure and Industrials ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,972,597	$1,862,552	$—	$4,835,149
Preferred Stocks	14,393	—	—	14,393
	$2,986,990	$1,862,552	$—	$4,849,542
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(270)	$—	$—	$(270)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments
March 31, 2025
iShares® Global 100 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.4%
BHP Group Ltd.	1,098,379	$26,650,121
China — 1.4%
Tencent Holdings Ltd.	1,332,100	85,115,733
France — 2.8%
AXA SA	373,804	15,971,050
Cie de Saint-Gobain SA	108,802	10,838,501
Engie SA	381,806	7,439,801
L'Oreal SA	49,744	18,489,480
LVMH Moet Hennessy Louis Vuitton SE	55,247	34,213,260
Sanofi SA	238,500	26,407,156
Schneider Electric SE	117,145	27,042,368
TotalEnergies SE	482,711	31,102,482
		171,504,098
Germany — 3.6%
Allianz SE, Registered	83,598	31,993,755
BASF SE	193,210	9,685,388
Bayer AG, Registered	214,058	5,131,384
Deutsche Bank AG, Registered	421,722	10,052,647
Deutsche Telekom AG, Registered	743,262	27,441,208
E.ON SE	489,170	7,383,890
Mercedes-Benz Group AG	150,025	8,862,226
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	28,964	18,297,158
SAP SE	221,747	59,417,019
Siemens AG, Registered	162,792	37,596,196
		215,860,871
Japan — 2.4%
Bridgestone Corp.	127,400	5,118,017
Canon Inc.	208,350	6,497,011
Honda Motor Co. Ltd.	1,048,900	9,492,097
Mitsubishi UFJ Financial Group Inc.	2,612,900	35,623,790
Seven & i Holdings Co. Ltd.	517,760	7,497,628
Sony Group Corp.	1,332,100	33,706,111
Toyota Motor Corp.	2,667,300	47,150,659
		145,085,313
Netherlands — 1.2%
ASML Holding NV	85,256	56,420,127
ING Groep NV	681,214	13,345,866
		69,765,993
South Korea — 0.7%
Samsung Electronics Co. Ltd.	1,046,771	41,499,720
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA	1,247,634	17,027,171
Banco Santander SA	3,279,844	22,096,010
		39,123,181
Switzerland — 3.4%
ABB Ltd., Registered	346,469	17,877,082
Nestle SA, Registered	567,173	57,316,573
Novartis AG, Registered	426,661	47,389,151
Roche Holding AG, Bearer	6,223	2,160,067
Roche Holding AG, NVS	152,097	50,059,321
Swiss Re AG	63,054	10,730,459
UBS Group AG, Registered	696,997	21,407,980
		206,940,633
United Kingdom — 4.6%
Anglo American PLC	291,422	8,168,079
AstraZeneca PLC	335,664	49,290,462
Security	Shares	Value
United Kingdom (continued)
Barclays PLC	3,121,729	$11,737,800
BP PLC	3,502,074	19,651,712
Diageo PLC	484,370	12,657,859
GSK PLC	897,521	17,151,793
HSBC Holdings PLC	3,860,835	43,768,249
National Grid PLC	1,064,903	13,890,821
Prudential PLC	570,869	6,160,256
Rio Tinto PLC	230,572	13,836,667
Shell PLC	1,316,643	47,926,184
Unilever PLC	542,819	32,388,390
		276,628,272
United States — 78.6%
3M Co.	117,527	17,260,015
Abbott Laboratories	375,472	49,806,361
Accenture PLC, Class A	135,406	42,252,088
Alphabet Inc., Class A	1,262,691	195,262,536
Alphabet Inc., Class C, NVS	1,023,343	159,876,877
Amazon.com Inc.(a)	2,041,851	388,482,571
American Tower Corp.	101,158	22,011,981
Aon PLC, Class A	46,820	18,685,394
Apple Inc.	3,251,826	722,328,109
Bristol-Myers Squibb Co.	439,299	26,792,846
Broadcom Inc.	1,014,717	169,894,067
Caterpillar Inc.	103,460	34,121,108
Chevron Corp.	361,806	60,526,526
Cisco Systems Inc.	862,173	53,204,696
Citigroup Inc.	406,330	28,845,367
Coca-Cola Co. (The)	838,152	60,028,446
Colgate-Palmolive Co.	175,679	16,461,122
DuPont de Nemours Inc.	90,963	6,793,117
Eli Lilly & Co.	170,573	140,877,946
Emerson Electric Co.	122,071	13,383,864
Exxon Mobil Corp.	942,289	112,066,431
Ford Motor Co.	840,657	8,431,790
General Electric Co.	232,339	46,502,651
Goldman Sachs Group Inc. (The)	67,549	36,901,343
Honeywell International Inc.	140,771	29,808,259
HP Inc.	202,976	5,620,405
Intel Corp.	937,360	21,287,446
International Business Machines Corp.	200,170	49,774,272
Johnson & Johnson	521,195	86,434,979
Johnson Controls International PLC	142,899	11,447,639
JPMorgan Chase & Co.	605,281	148,475,429
Kimberly-Clark Corp.	71,807	10,212,392
Linde PLC	103,085	48,000,499
Marsh & McLennan Companies Inc.	106,321	25,945,514
Mastercard Inc., Class A	176,300	96,633,556
McDonald's Corp.	155,132	48,458,583
Merck & Co. Inc.	547,604	49,152,935
Microsoft Corp.	1,609,271	604,104,241
Morgan Stanley	267,866	31,251,926
Nike Inc., Class B	255,710	16,232,471
Nvidia Corp.	5,301,433	574,569,309
PepsiCo Inc.	296,899	44,517,036
Pfizer Inc.	1,226,774	31,086,453
Philip Morris International Inc.	336,599	53,428,359
Procter & Gamble Co. (The)	507,600	86,505,192
Qualcomm Inc.	239,428	36,778,535
RTX Corp.	288,382	38,199,080
ServiceNow Inc.(a)	44,775	35,647,169
Texas Instruments Inc.	197,066	35,412,760
Thermo Fisher Scientific Inc.	82,809	41,205,758
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Global 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Walmart Inc.	939,078	$82,441,658
		4,773,429,107
Total Long-Term Investments — 99.7% (Cost: $3,824,969,162)		6,051,603,042
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(b)(c)	7,600,000	7,600,000
Total Short-Term Securities — 0.1% (Cost: $7,600,000)		7,600,000
Total Investments — 99.8% (Cost: $3,832,569,162)		6,059,203,042
Other Assets Less Liabilities — 0.2%		11,327,087
Net Assets — 100.0%		$6,070,530,129

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$11,799 (b)	$—	$(11,799)	$—	$—	—	$7,599 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,330,000	—	(1,730,000)(b)	—	—	7,600,000	7,600,000	504,867	—
				$(11,799)	$—	$7,600,000		$512,466	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	42	06/20/25	$2,369	$(54,323)
S&P 500 E-Mini Index	57	06/20/25	16,112	(151,851)
				$(206,174)
Schedule of Investments
10

Schedule of Investments (continued)
March 31, 2025
iShares® Global 100 ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$206,174	$—	$—	$—	$206,174

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$628,278	$—	$—	$—	$628,278
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(586,587)	$—	$—	$—	$(586,587)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$22,988,097
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,773,429,107	$1,278,173,935	$—	$6,051,603,042
Short-Term Securities
Money Market Funds	7,600,000	—	—	7,600,000
	$4,781,029,107	$1,278,173,935	$—	$6,059,203,042
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(151,851)	$(54,323)	$—	$(206,174)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2025
iShares® Global Infrastructure ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Argentina — 0.2%
Corp. America Airports SA(a)(b)	813,923	$14,894,791
Australia — 9.0%
Atlas Arteria Ltd.	29,751,096	90,525,883
Dalrymple Bay Infrastructure Ltd.(b)	7,102,395	17,111,990
Qube Holdings Ltd.	49,686,982	123,023,422
Transurban Group	37,246,122	313,712,230
		544,373,525
Brazil — 0.6%
Centrais Eletricas Brasileiras SA, ADR	1,846,679	13,111,421
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	926,546	16,548,111
Ultrapar Participacoes SA, ADR(b)	1,770,525	5,453,217
		35,112,749
Cameroon, United Republic of — 0.2%
Golar LNG Ltd.	254,953	9,685,664
Canada — 7.5%
Enbridge Inc.	5,313,335	235,159,519
Keyera Corp.	559,615	17,394,517
Pembina Pipeline Corp.	1,415,358	56,612,353
South Bow Corp.	508,055	12,978,077
TC Energy Corp.	2,533,712	119,656,070
Westshore Terminals Investment Corp.(b)	902,278	15,461,711
		457,262,247
China — 4.9%
Anhui Expressway Co. Ltd., Class H	11,210,000	15,760,225
Beijing Capital International Airport Co. Ltd., Class H(a)(b)	52,786,000	19,095,183
CGN Power Co. Ltd., Class H(c)	22,543,000	7,058,216
China Gas Holdings Ltd.	5,365,600	4,892,549
China Longyuan Power Group Corp. Ltd., Class H	6,700,000	5,375,995
China Merchants Port Holdings Co. Ltd.	33,016,000	56,768,872
China Resources Gas Group Ltd.	1,839,700	5,488,362
China Resources Power Holdings Co. Ltd.	3,880,000	9,230,035
Cosco Shipping International Hong Kong Co. Ltd.	11,490,000	7,423,726
COSCO Shipping Ports Ltd.	35,920,000	21,638,372
Huaneng Power International Inc., Class H	8,372,000	4,856,673
Jiangsu Expressway Co. Ltd., Class H	34,320,000	40,752,919
Kunlun Energy Co. Ltd.	7,354,000	7,186,100
Shenzhen Expressway Corp. Ltd., Class H	17,214,000	14,075,807
Shenzhen International Holdings Ltd.(b)	37,904,000	38,337,594
Zhejiang Expressway Co. Ltd., Class H	45,580,000	37,205,416
		295,146,044
Denmark — 0.2%
Svitzer Group A/S, NVS(a)	398,804	12,633,433
France — 5.7%
Aeroports de Paris SA	1,084,152	110,370,217
Engie SA	3,556,932	69,309,715
Gaztransport Et Technigaz SA	80,340	12,182,286
Getlink SE	8,806,428	152,094,720
		343,956,938
Germany — 2.0%
E.ON SE	4,554,418	68,747,717
Fraport AG Frankfurt Airport Services Worldwide(a)	883,152	55,422,078
		124,169,795
Italy — 2.5%
Enav SpA(c)	7,152,368	28,294,434
Security	Shares	Value
Italy (continued)
Enel SpA	15,658,876	$126,938,736
		155,233,170
Japan — 1.2%
Japan Airport Terminal Co. Ltd.	2,616,200	72,128,065
Mexico — 7.0%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	967,998	76,113,683
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,146,142	212,620,802
Grupo Aeroportuario del Sureste SAB de CV, ADR	490,296	134,252,851
		422,987,336
New Zealand — 3.6%
Auckland International Airport Ltd.	47,223,885	219,048,769
Singapore — 1.3%
Hutchison Port Holdings Trust, Class U	139,478,200	23,432,337
SATS Ltd.(b)	25,198,218	57,579,077
SIA Engineering Co. Ltd.	24,000	38,942
		81,050,356
Spain — 8.1%
Aena SME SA(c)	1,276,289	299,422,401
Iberdrola SA	11,888,849	191,982,017
		491,404,418
Switzerland — 2.1%
Flughafen Zurich AG, Registered	534,712	126,849,354
United Kingdom — 2.1%
National Grid PLC	9,914,560	129,327,630
United States — 41.3%
American Electric Power Co. Inc.	1,080,605	118,077,708
Antero Midstream Corp.	818,189	14,727,402
Cheniere Energy Inc.	547,088	126,596,163
Consolidated Edison Inc.	702,131	77,648,667
Constellation Energy Corp.	633,997	127,832,815
Dominion Energy Inc.	1,702,187	95,441,625
DT Midstream Inc.(a)	247,406	23,869,731
Duke Energy Corp.	1,572,125	191,752,086
Entergy Corp.	866,749	74,098,372
Exelon Corp.	2,036,439	93,839,109
Kinder Morgan Inc.	4,713,658	134,480,663
NextEra Energy Inc.	4,169,378	295,567,206
ONEOK Inc.	1,512,858	150,105,771
PG&E Corp.	4,449,446	76,441,482
Public Service Enterprise Group Inc.	1,009,450	83,077,735
Sempra	1,283,472	91,588,562
Sky Harbour Group Corp., Class A(a)	569,427	7,408,245
Southern Co. (The)	2,220,512	204,176,078
Targa Resources Corp.	531,721	106,594,109
Vistra Corp.	690,201	81,057,206
WEC Energy Group Inc.	643,668	70,146,939
Williams Companies Inc. (The)	2,972,389	177,629,967
Xcel Energy Inc.	1,164,773	82,454,281
		2,504,611,922
Total Common Stocks — 99.5% (Cost: $5,363,929,718)		6,039,876,206
Schedule of Investments
12

Schedule of Investments (continued)
March 31, 2025
iShares® Global Infrastructure ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Brazil — 0.1%
Cia Energetica de Minas Gerais, Preference Shares, ADR	3,853,295	$6,781,799
Total Preferred Stocks — 0.1% (Cost: $6,229,107)		6,781,799
Total Long-Term Investments — 99.6% (Cost: $5,370,158,825)		6,046,658,005
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	18,939,297	18,948,767
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(d)(e)	8,360,000	8,360,000
Total Short-Term Securities — 0.5% (Cost: $27,308,767)		27,308,767
Total Investments — 100.1% (Cost: $5,397,467,592)		6,073,966,772
Liabilities in Excess of Other Assets — (0.1)%		(4,656,047)
Net Assets — 100.0%		$6,069,310,725

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,341,005	$9,609,869 (a)	$—	$(1,696)	$(411)	$18,948,767	18,939,297	$264,452 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,020,000	4,340,000 (a)	—	—	—	8,360,000	8,360,000	220,336	—
				$(1,696)	$(411)	$27,308,767		$484,788	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	31	06/20/25	$3,062	$74,348
E-Mini Utilities Select Sector Index	120	06/20/25	9,627	49,447
MSCI EAFE Index	66	06/20/25	7,974	(295,054)
				$(171,259)
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Global Infrastructure ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$123,795	$—	$—	$—	$123,795
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$295,054	$—	$—	$—	$295,054

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,575,619	$—	$—	$—	$1,575,619
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(545,211)	$—	$—	$—	$(545,211)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$27,140,105
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,870,526,637	$2,169,349,569	$—	$6,039,876,206
Preferred Stocks	6,781,799	—	—	6,781,799
Short-Term Securities
Money Market Funds	27,308,767	—	—	27,308,767
	$3,904,617,203	$2,169,349,569	$—	$6,073,966,772
Derivative Financial Instruments(a)
Assets
Equity Contracts	$123,795	$—	$—	$123,795
Schedule of Investments
14

Schedule of Investments (continued)
March 31, 2025
iShares® Global Infrastructure ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$(295,054)	$—	$—	$(295,054)
	$(171,259)	$—	$—	$(171,259)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2025
iShares® Global Timber & Forestry ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 12.3%
Dexco SA	3,952,252	$3,726,155
Klabin SA	3,121,632	10,207,686
Suzano SA	1,628,918	15,111,833
		29,045,674
Canada — 4.1%
West Fraser Timber Co. Ltd.	126,170	9,690,817
Chile — 1.9%
Empresas CMPC SA	2,719,497	4,467,864
China — 6.3%
Nine Dragons Paper Holdings Ltd.(a)(b)	8,666,000	3,662,486
Shandong Sun Paper Industry JSC Ltd., Class A	5,465,475	11,064,867
		14,727,353
Finland — 11.2%
Stora Enso OYJ, Class R	1,391,900	13,190,015
UPM-Kymmene OYJ	492,497	13,212,851
		26,402,866
Japan — 11.3%
Hokuetsu Corp.(b)	403,700	3,314,506
Nippon Paper Industries Co. Ltd.	680,100	4,570,892
Oji Holdings Corp.	2,235,400	9,370,580
Sumitomo Forestry Co. Ltd.	306,800	9,249,576
		26,505,554
Saudi Arabia — 1.5%
Middle East Paper Co.(a)	423,723	3,510,963
South Africa — 1.7%
Sappi Ltd.	2,054,308	4,074,570
Sweden — 11.4%
Billerud Aktiebolag	504,534	5,208,841
Holmen AB, Class B	180,848	7,161,736
Svenska Cellulosa AB SCA, Class B	1,096,562	14,468,244
		26,838,821
Security	Shares	Value
United Kingdom — 4.9%
Mondi PLC, NVS	765,155	$11,413,981
United States — 34.3%
Clearwater Paper Corp.(a)	421,607	10,696,170
International Paper Co.	208,910	11,145,348
PotlatchDeltic Corp.	238,826	10,775,829
Rayonier Inc.	386,824	10,784,653
Smurfit WestRock PLC	291,617	13,140,262
Sylvamo Corp.	165,454	11,097,000
Weyerhaeuser Co.	449,355	13,157,114
		80,796,376
Total Long-Term Investments — 100.9% (Cost: $247,712,019)		237,474,839
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	3,222,215	3,223,826
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)(d)	460,000	460,000
Total Short-Term Securities — 1.6% (Cost: $3,683,936)		3,683,826
Total Investments — 102.5% (Cost: $251,395,955)		241,158,665
Liabilities in Excess of Other Assets — (2.5)%		(5,951,938)
Net Assets — 100.0%		$235,206,727

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$259,358	$2,964,602 (a)	$—	$(61)	$(73)	$3,223,826	3,222,215	$111,391 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	280,000 (a)	—	—	—	460,000	460,000	11,667	—
				$(61)	$(73)	$3,683,826		$123,058	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
16

Schedule of Investments (continued)
March 31, 2025
iShares® Global Timber & Forestry ETF

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$77,520	$—	$—	$—	$77,520
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(43,900)	$—	$—	$—	$(43,900)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$405,930
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$124,000,731	$113,474,108	$—	$237,474,839
Short-Term Securities
Money Market Funds	3,683,826	—	—	3,683,826
	$127,684,557	$113,474,108	$—	$241,158,665
See notes to financial statements.
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2025
iShares® Lithium Miners and Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 39.3%
Albemarle Corp.	4,269	$307,453
Canmax Technologies Co. Ltd., Class A	20,600	60,353
Chunbo Co. Ltd.(a)	1,903	42,331
Do-Fluoride New Materials Co. Ltd., Class A	20,000	32,831
Ganfeng Lithium Group Co. Ltd., Class A	34,800	162,422
Guangzhou Tinci Materials Technology Co. Ltd., Class A	47,500	121,903
MNTech Co. Ltd.	6,244	32,257
Ningbo Shanshan Co. Ltd., Class A	37,900	36,977
Shenzhen Capchem Technology Co. Ltd., Class A	18,700	85,560
Sociedad Quimica y Minera de Chile SA, ADR(b)	7,325	291,022
Tianqi Lithium Corp., Class A	39,300	164,000
Yunnan Energy New Material Co. Ltd., Class A	24,200	102,861
		1,439,970
Electrical Equipment — 14.7%
Beijing Easpring Material Technology Co. Ltd., Class A	12,500	71,414
CNGR Advanced Material Co. Ltd., Class A	23,160	112,280
Hunan Yuneng New Energy Battery Material Co. Ltd., Class A, NVS	18,900	92,692
POSCO Future M Co. Ltd.(a)	3,191	263,575
		539,961
IT Services — 0.7%
Kwangmu Co. Ltd.(a)	16,784	24,243
Machinery — 0.7%
Kangwon Energy Co. Ltd.(a)	5,782	25,978
Metals & Mining — 40.3%
Core Lithium Ltd.(a)(b)	1,041,615	49,943
ESG Minerals, NVS(c)	21,566	—
Liontown Resources Ltd.(a)(b)	448,312	176,953
Lithium Americas Corp.(a)(b)	62,129	168,370
Lithium Argentina AG(a)(b)	79,014	169,090
Mineral Resources Ltd.(a)	16,862	254,600
Security	Shares	Value
Metals & Mining (continued)
Piedmont Lithium Inc.(a)	10,666	$67,196
Pilbara Minerals Ltd.(a)	281,706	299,944
Sigma Lithium Corp.(a)(b)	16,125	167,700
Sinomine Resource Group Co. Ltd., Class A	17,900	79,122
YongXing Special Materials Technology Co. Ltd., Class A	9,100	41,708
		1,474,626
Technology Hardware, Storage & Peripherals — 3.9%
CosmoAM&T Co. Ltd.(a)	5,550	144,720
Total Long-Term Investments — 99.6% (Cost: $4,982,945)		3,649,498
Short-Term Securities
Money Market Funds — 23.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	856,043	856,471
Total Short-Term Securities — 23.4% (Cost: $856,394)		856,471
Total Investments — 123.0% (Cost: $5,839,339)		4,505,969
Liabilities in Excess of Other Assets — (23.0)%		(843,126)
Net Assets — 100.0%		$3,662,843

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$344,821	$511,720 (a)	$—	$(163)	$93	$856,471	856,043	$60,834 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	319	—
				$(163)	$93	$856,471		$61,153	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Schedule of Investments
18

Schedule of Investments (continued)
March 31, 2025
iShares® Lithium Miners and Producers ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	06/20/25	$10	$(238)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$238	$—	$—	$—	$238

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$535	$—	$—	$—	$535
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(238)	$—	$—	$—	$(238)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$5,346
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,170,831	$2,478,667	$—	$3,649,498
Short-Term Securities
Money Market Funds	856,471	—	—	856,471
	$2,027,302	$2,478,667	$—	$4,505,969
19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Lithium Miners and Producers ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(238)	$—	$—	$(238)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
20

Statements of Assets and Liabilities
March 31, 2025

	iShares Copper and Metals Mining ETF	iShares Environmental Infrastructure and Industrials ETF	iShares Global 100 ETF	iShares Global Infrastructure ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$46,457,960	$4,849,542	$6,051,603,042	$6,046,658,005
Investments, at value—affiliated(c)	2,106,047	—	7,600,000	27,308,767
Cash	1,142	2,674	5,689	8,048
Cash pledged for futures contracts	26,000	1,000	903,000	1,124,200
Foreign currency collateral pledged for futures contracts(d)	—	—	169,764	—
Foreign currency, at value(e)	129,389	4,552	4,345,567	6,249,373
Receivables:
Investments sold	—	—	135,473	279,619,837
Securities lending income—affiliated	461	—	—	10,950
Capital shares sold	—	—	—	1,007,654
Dividends—unaffiliated	137,414	7,390	7,616,577	11,031,329
Dividends—affiliated	378	—	37,192	19,106
Tax reclaims	746	185	1,941,327	516,804
Variation margin on futures contracts	—	—	63,101	51,730
Foreign withholding tax claims	2,566	—	—	—
Total assets	48,862,103	4,865,343	6,074,420,732	6,373,605,803
LIABILITIES
Collateral on securities loaned, at value	2,076,238	—	—	18,953,943
Payables:
Investments purchased	99,120	—	2,464	283,373,183
Capital shares redeemed	—	—	136,003	—
Deferred foreign capital gain tax	—	1,019	—	—
Investment advisory fees	19,243	1,949	2,140,728	1,950,111
IRS compliance fee for foreign withholding tax claims	—	—	1,611,408	—
Professional fees	—	—	—	17,841
Variation margin on futures contracts	1,442	98	—	—
Total liabilities	2,196,043	3,066	3,890,603	304,295,078
Commitments and contingent liabilities
NET ASSETS	$46,666,060	$4,862,277	$6,070,530,129	$6,069,310,725
NET ASSETS CONSIST OF
Paid-in capital	$53,992,915	$4,016,012	$4,151,942,505	$5,842,720,167
Accumulated earnings (loss)	(7,326,855)	846,265	1,918,587,624	226,590,558
NET ASSETS	$46,666,060	$4,862,277	$6,070,530,129	$6,069,310,725
NET ASSET VALUE
Shares outstanding	1,800,000	160,000	63,050,000	111,200,000
Net asset value	$25.93	$30.39	$96.28	$54.58
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$52,214,164	$4,124,244	$3,824,969,162	$5,370,158,825
(b) Securities loaned, at value	$1,839,500	$—	$—	$17,070,175
(c) Investments, at cost—affiliated	$2,106,021	$—	$7,600,000	$27,308,767
(d) Foreign currency collateral pledged, at cost	$—	$—	$171,905	$—
(e) Foreign currency, at cost	$130,192	$4,584	$4,384,953	$6,244,467
See notes to financial statements.
21
2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
March 31, 2025

	iShares Global Timber & Forestry ETF	iShares Lithium Miners and Producers ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$237,474,839	$3,649,498
Investments, at value—affiliated(c)	3,683,826	856,471
Cash	4,308	1,385
Cash pledged for futures contracts	90,000	1,000
Foreign currency, at value(d)	169,443	5,110
Receivables:
Investments sold	25,908,139	—
Securities lending income—affiliated	14,112	5,681
Dividends—unaffiliated	760,529	1,784
Dividends—affiliated	433	50
Tax reclaims	202,814	—
Variation margin on futures contracts	7,367	—
Total assets	268,315,810	4,520,979
LIABILITIES
Collateral on securities loaned, at value	3,223,888	856,516
Payables:
Investments purchased	29,794,734	—
Investment advisory fees	80,077	1,570
Professional fees	10,384	—
Variation margin on futures contracts	—	50
Total liabilities	33,109,083	858,136
Commitments and contingent liabilities
NET ASSETS	$235,206,727	$3,662,843
NET ASSETS CONSIST OF
Paid-in capital	$289,021,679	$7,596,747
Accumulated loss	(53,814,952)	(3,933,904)
NET ASSETS	$235,206,727	$3,662,843
NET ASSET VALUE
Shares outstanding	3,120,000	450,000
Net asset value	$75.39	$8.14
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$247,712,019	$4,982,945
(b) Securities loaned, at value	$3,054,352	$796,138
(c) Investments, at cost—affiliated	$3,683,936	$856,394
(d) Foreign currency, at cost	$168,696	$5,126
See notes to financial statements.
Statements of Assets and Liabilities
22

Statements of Operations
Year Ended March 31, 2025

	iShares Copper and Metals Mining ETF	iShares Environmental Infrastructure and Industrials ETF	iShares Global 100 ETF	iShares Global Infrastructure ETF
INVESTMENT INCOME
Dividends—unaffiliated	$782,973	$113,939	$95,659,572	$165,402,812
Dividends—affiliated	1,791	128	504,867	220,336
Interest—unaffiliated	597	209	50,556	75,502
Securities lending income—affiliated—net	5,752	597	7,599	264,452
Foreign taxes withheld	(31,189)	(5,275)	(3,383,808)	(8,269,510)
Foreign withholding tax claims	2,566	—	893,215	1,893,606
IRS compliance fee for foreign withholding tax claims	—	—	(97,429)	—
Total investment income	762,490	109,598	93,634,572	159,587,198
EXPENSES
Investment advisory	157,375	23,792	24,255,869	17,063,288
Commitment costs	61	13	2,793	5,632
Professional	—	—	118,127	63,845
Interest expense	—	—	17	—
Total expenses	157,436	23,805	24,376,806	17,132,765
Net investment income	605,054	85,793	69,257,766	142,454,433
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,626,336)	245,320	(59,025,910)	(23,689,244)
Investments—affiliated	(239)	42	(11,799)	(1,696)
Foreign currency transactions	2,309	(761)	(112,762)	(503,347)
Futures contracts	(10,094)	3,153	628,278	1,575,619
In-kind redemptions—unaffiliated(a)	970,390	—	174,693,807	77,991,830
	(663,970)	247,754	116,171,614	55,373,162
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	(6,484,611)	(211,581)	284,650,692	475,924,873
Investments—affiliated	100	—	—	(411)
Foreign currency translations	(688)	123	38,429	109,013
Futures contracts	(3,918)	(261)	(586,587)	(545,211)
	(6,489,117)	(211,719)	284,102,534	475,488,264
Net realized and unrealized gain (loss)	(7,153,087)	36,035	400,274,148	530,861,426
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,548,033)	$121,828	$469,531,914	$673,315,859
(a) See Note 2 of the Notes to Financial Statements.
(b) Net of increase in deferred foreign capital gain tax of	$—	$(847)	$—	$—
See notes to financial statements.
23
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations (continued)
Year Ended March 31, 2025

	iShares Global Timber & Forestry ETF	iShares Lithium Miners and Producers ETF
INVESTMENT INCOME
Dividends—unaffiliated	$3,848,222	$23,721
Dividends—affiliated	11,667	319
Interest—unaffiliated	5,172	228
Securities lending income—affiliated—net	111,391	60,834
Non-cash dividends—unaffiliated	522,906	—
Other income—unaffiliated	9,274	—
Foreign taxes withheld	(255,858)	(276)
Total investment income	4,252,774	84,826
EXPENSES
Investment advisory	773,040	17,123
Professional	11,689	—
Interest expense	3,027	—
Commitment costs	1,593	58
Total expenses	789,349	17,181
Net investment income	3,463,425	67,645
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(5,617,437)	(1,796,823)
Investments—affiliated	(61)	(163)
Foreign currency transactions	(9,957)	179
Futures contracts	77,520	535
In-kind redemptions—unaffiliated(a)	4,447,414	—
	(1,102,521)	(1,796,272)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(19,559,483)	324,434
Investments—affiliated	(73)	93
Foreign currency translations	62,425	37
Futures contracts	(43,900)	(238)
	(19,541,031)	324,326
Net realized and unrealized loss	(20,643,552)	(1,471,946)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,180,127)	$(1,404,301)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
24

Statements of Changes in Net Assets

	iShares Copper and Metals Mining ETF		iShares Environmental Infrastructure and Industrials ETF
	Year Ended 03/31/25	Period From 06/21/23(a) to 03/31/24	Year Ended 03/31/25	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$605,054	$135,201	$85,793	$68,044
Net realized gain (loss)	(663,970)	(46,001)	247,754	(4,285)
Net change in unrealized appreciation (depreciation)	(6,489,117)	729,003	(211,719)	528,219
Net increase (decrease) in net assets resulting from operations	(6,548,033)	818,203	121,828	591,978
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(552,960)	(110,198)	(184,633)	(69,099)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	46,704,328	6,354,720	—	—
NET ASSETS
Total increase (decrease) in net assets	39,603,335	7,062,725	(62,805)	522,879
Beginning of period	7,062,725	—	4,925,082	4,402,203
End of period	$46,666,060	$7,062,725	$4,862,277	$4,925,082

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
25
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Global 100 ETF		iShares Global Infrastructure ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/25	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$69,257,766	$63,150,996	$142,454,433	$129,983,509
Net realized gain (loss)	116,171,614	(4,590,701)	55,373,162	37,203,676
Net change in unrealized appreciation (depreciation)	284,102,534	1,098,468,219	475,488,264	(66,648,991)
Net increase in net assets resulting from operations	469,531,914	1,157,028,514	673,315,859	100,538,194
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(66,698,576)	(65,122,612)	(136,884,244)	(125,266,515)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	457,869,536	513,768,284	1,958,901,263	(244,727,822)
NET ASSETS
Total increase (decrease) in net assets	860,702,874	1,605,674,186	2,495,332,878	(269,456,143)
Beginning of year	5,209,827,255	3,604,153,069	3,573,977,847	3,843,433,990
End of year	$6,070,530,129	$5,209,827,255	$6,069,310,725	$3,573,977,847

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
26

Statements of Changes in Net Assets(continued)

	iShares Global Timber & Forestry ETF		iShares Lithium Miners and Producers ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/25	Period From 06/21/23(a) to 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,463,425	$3,833,320	$67,645	$22,023
Net realized loss	(1,102,521)	(5,786,523)	(1,796,272)	(631,453)
Net change in unrealized appreciation (depreciation)	(19,541,031)	38,365,588	324,326	(1,657,951)
Net increase (decrease) in net assets resulting from operations	(17,180,127)	36,412,385	(1,404,301)	(2,267,381)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(3,669,976)	(3,848,829)	(238,617)	(23,605)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	52,891,692	(31,701,771)	2,593,598	5,003,149
NET ASSETS
Total increase in net assets	32,041,589	861,785	950,680	2,712,163
Beginning of period	203,165,138	202,303,353	2,712,163	—
End of period	$235,206,727	$203,165,138	$3,662,843	$2,712,163

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
27
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Copper and Metals Mining ETF
	Year Ended 03/31/25	Period From 06/21/23(a) to 03/31/24
Net asset value, beginning of period	$28.25	$25.04
Net investment income(b)	0.52 (c)	0.68
Net realized and unrealized gain (loss)(d)	(2.36)	3.08
Net increase (decrease) from investment operations	(1.84)	3.76
Distributions from net investment income(e)	(0.48)	(0.55)
Net asset value, end of period	$25.93	$28.25
Total Return(f)
Based on net asset value	(6.61)%(c)	15.33%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%	0.47%(i)
Net investment income	1.81%(c)	3.58%(i)
Supplemental Data
Net assets, end of period (000)	$46,666	$7,063
Portfolio turnover rate(j)	37%	55%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2025:
•  Net investment income per share by $0.00.
•  Total return by 0.00%.
•  Ratio of net investment income to average net assets by 0.01%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
28

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Environmental Infrastructure and Industrials ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Period From 11/01/22(a) to 03/31/23
Net asset value, beginning of period	$30.78	$27.51	$25.10
Net investment income(b)	0.54	0.43	0.11
Net realized and unrealized gain(c)	0.22	3.27	2.34
Net increase from investment operations	0.76	3.70	2.45
Distributions(d)
From net investment income	(0.51)	(0.43)	(0.04)
From net realized gain	(0.64)	—	—
Total distributions	(1.15)	(0.43)	(0.04)
Net asset value, end of period	$30.39	$30.78	$27.51
Total Return(e)
Based on net asset value	2.38%	13.60%	9.76%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.47%	0.47%(h)
Net investment income	1.69%	1.53%	1.01%(h)
Supplemental Data
Net assets, end of period (000)	$4,862	$4,925	$4,402
Portfolio turnover rate(i)	35%	15%	13%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
29
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$89.36	$70.05	$75.96	$65.92	$44.71
Net investment income(a)	1.11 (b)	1.14 (b)	1.30 (b)	1.16	0.99
Net realized and unrealized gain (loss)(c)	6.90	19.37	(5.93)	10.08	21.16
Net increase (decrease) from investment operations	8.01	20.51	(4.63)	11.24	22.15
Distributions from net investment income(d)	(1.09)	(1.20)	(1.28)	(1.20)	(0.94)
Net asset value, end of year	$96.28	$89.36	$70.05	$75.96	$65.92
Total Return(e)
Based on net asset value	8.96%(b)	29.61%(b)	(6.02)%(b)	17.11%	49.88%
Ratios to Average Net Assets(f)
Total expenses	0.40%	0.40%	0.41%	0.40%	0.40%
Total expenses excluding professional fees for foreign withholding tax claims	0.40%	0.40%	0.40%	0.40%	N/A
Net investment income	1.14%(b)	1.47%(b)	1.95%(b)	1.58%	1.71%
Supplemental Data
Net assets, end of year (000)	$6,070,530	$5,209,827	$3,604,153	$3,843,610	$2,973,065
Portfolio turnover rate(g)	6%	16%	2%	2%	3%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025,
March 31, 2024 and March 31, 2023, respectively:
• Net investment income per share by $0.01, $0.03 and $0.06.
• Total return by 0.01%, 0.04% and 0.08%.
• Ratio of net investment income to average net assets by 0.01%, 0.04% and 0.09%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
30

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$47.72	$47.69	$50.78	$45.05	$33.89
Net investment income(a)	1.69 (b)	1.64 (b)	1.33 (b)	1.04	1.04
Net realized and unrealized gain (loss)(c)	6.85	(0.03)	(3.20)	5.84	11.14
Net increase (decrease) from investment operations	8.54	1.61	(1.87)	6.88	12.18
Distributions from net investment income(d)	(1.68)	(1.58)	(1.22)	(1.15)	(1.02)
Net asset value, end of year	$54.58	$47.72	$47.69	$50.78	$45.05
Total Return(e)
Based on net asset value	18.23%(b)	3.50%(b)	(3.74)%(b)	15.54%	36.27%(f)
Ratios to Average Net Assets(g)
Total expenses	0.39%	0.42%	0.41%	0.40%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%	0.41%	0.41%	N/A	N/A
Net investment income	3.26%(b)	3.56%(b)	2.81%(b)	2.23%	2.57%
Supplemental Data
Net assets, end of year (000)	$6,069,311	$3,573,978	$3,843,434	$3,432,989	$3,063,620
Portfolio turnover rate(h)	14%	13%	19%	16%	25%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025,
March 31, 2024 and March 31, 2023, respectively:
• Net investment income per share by $0.02, $0.04 and $0.00.
• Total return by 0.04%, 0.08% and 0.01%.
• Ratio of net investment income to average net assets by 0.04%, 0.08% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
31
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$84.65	$71.74	$89.11	$85.14	$48.10
Net investment income(a)	1.40	1.42	1.40 (b)	1.58 (b)	0.78
Net realized and unrealized gain (loss)(c)	(9.07)	12.83	(17.13)	3.53	37.04
Net increase (decrease) from investment operations	(7.67)	14.25	(15.73)	5.11	37.82
Distributions from net investment income(d)	(1.59)	(1.34)	(1.64)	(1.14)	(0.78)
Net asset value, end of year	$75.39	$84.65	$71.74	$89.11	$85.14
Total Return(e)
Based on net asset value	(9.15)%	20.21%	(17.90)%(b)	6.04%(b)	79.23%
Ratios to Average Net Assets(f)
Total expenses	0.40%	0.41%	0.42%	0.41%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%	0.41%	0.41%	0.40%	N/A
Net investment income	1.75%	1.90%	1.81%(b)	1.78%(b)	1.15%
Supplemental Data
Net assets, end of year (000)	$235,207	$203,165	$202,303	$315,454	$332,050
Portfolio turnover rate(g)	80%	23%	29%	18%	14%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2023 and
March 31, 2022, respectively:
• Net investment income per share by $0.05 and $0.07.
• Total return by 0.07% and 0.09%.
• Ratio of net investment income to average net assets by 0.06% and 0.07%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
32

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Lithium Miners and Producers ETF
	Year Ended 03/31/25	Period From 06/21/23(a) to 03/31/24
Net asset value, beginning of period	$13.56	$24.94
Net investment income(b)	0.19	0.11
Net realized and unrealized loss(c)	(5.04)	(11.37)
Net decrease from investment operations	(4.85)	(11.26)
Distributions from net investment income(d)	(0.57)	(0.12)
Net asset value, end of period	$8.14	$13.56
Total Return(e)
Based on net asset value	(36.38)%	(45.19)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.47%(h)
Net investment income	1.86%	0.82%(h)
Supplemental Data
Net assets, end of period (000)	$3,663	$2,712
Portfolio turnover rate(i)	73%	48%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
33
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Copper and Metals Mining	Non-diversified
Environmental Infrastructure and Industrials	Non-diversified
Global 100(a)	Diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified
Lithium Miners and Producers	Non-diversified

(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Notes to Financial Statements
34

Notes to Financial Statements  (continued)
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
35
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Copper and Metals Mining
BofA Securities, Inc.	$297,305	$(297,305)	$—	$—
Citigroup Global Markets, Inc.	1,459,488	(1,459,488)	—	—
HSBC Bank PLC	82,707	(82,707)	—	—
	$1,839,500	$(1,839,500)	$—	$—
Notes to Financial Statements
36

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Global Infrastructure
Barclays Bank PLC	$322,080	$(322,080)	$—	$—
BNP Paribas SA	931,470	(931,470)	—	—
BofA Securities, Inc.	409,595	(409,595)	—	—
Citigroup Global Markets, Inc.	2,344,247	(2,344,247)	—	—
Goldman Sachs & Co. LLC	8,184,221	(8,184,221)	—	—
HSBC Bank PLC	174,979	(174,979)	—	—
J.P. Morgan Securities LLC	3,227,393	(3,227,393)	—	—
Macquarie Bank Limited	585,852	(585,852)	—	—
Morgan Stanley	881,188	(881,188)	—	—
Wells Fargo Securities LLC	9,150	(9,150)	—	—
	$17,070,175	$(17,070,175)	$—	$—
Global Timber & Forestry
Goldman Sachs & Co.	$1,692,147	$(1,692,147)	$—	$—
Morgan Stanley	1,293,238	(1,293,238)	—	—
Nomura Securities International Inc.	68,967	(68,967)	—	—
	$3,054,352	$(3,054,352)	$—	$—
Lithium Miners and Producers
Barclays Bank PLC	$100,289	$(100,289)	$—	$—
BofA Securities, Inc.	43,014	(43,014)	—	—
Citigroup Global Markets, Inc.	104,648	(104,648)	—	—
J.P. Morgan Securities LLC	5,049	(5,049)	—	—
Morgan Stanley	543,059	(543,059)	—	—
Wells Fargo Securities LLC	79	(79)	—	—
	$796,138	$(796,138)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
37
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Copper and Metals Mining	0.47%
Environmental Infrastructure and Industrials	0.47
Global 100	0.40
Lithium Miners and Producers	0.47
For its investment advisory services to each of the iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $10 billion	0.4800%
Over $10 billion, up to and including $20 billion	0.4300
Over $20 billion, up to and including $30 billion	0.3800
Over $30 billion, up to and including $40 billion	0.3420
Over $40 billion	0.3078
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares Global 100 ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, the iShares Copper and Metals Mining ETF, iShares Environmental Infrastructure and Industrials ETF, iShares Global Infrastructure ETF, iShares Global Timber & Forestry ETF and iShares Lithium Miners and Producers ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
 In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
38

Notes to Financial Statements  (continued)
Prior to January 1, 2025,  commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: the Group 1 Fund, pursuant to the securities lending agreement, retained  for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended March 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Copper and Metals Mining	$1,607
Environmental Infrastructure and Industrials	137
Global 100	2,956
Global Infrastructure	65,104
Global Timber & Forestry	25,175
Lithium Miners and Producers	13,572
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended March 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global 100	$87,542,059	$74,809,481	$(9,175,531)
Global Infrastructure	14,394,289	102,882,268	410,786
Global Timber & Forestry	7,635,837	12,423,277	86,322
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended March 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Copper and Metals Mining	$14,673,341	$12,168,619
Environmental Infrastructure and Industrials	1,772,120	1,880,471
Global 100	434,358,670	359,759,246
Global Infrastructure	736,096,876	607,439,432
Global Timber & Forestry	177,525,772	158,536,011
Lithium Miners and Producers	3,538,365	2,627,420
For the year ended March 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Copper and Metals Mining	$49,489,006	$5,428,329
Global 100	666,132,237	278,758,746
Global Infrastructure	2,107,148,959	282,331,387
Global Timber & Forestry	69,394,129	29,339,056
Lithium Miners and Producers	1,512,001	—
39
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of March 31, 2025, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Copper and Metals Mining	$933,867	$ (933,867)
Global 100	172,994,969	(172,994,969)
Global Infrastructure	75,013,987	(75,013,987)
Global Timber & Forestry	4,221,461	(4,221,461)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 03/31/25	Period Ended 03/31/24
Copper and Metals Mining
Ordinary income	$552,960	$110,198

iShares ETF	Year Ended 03/31/25	Year Ended 03/31/24
Environmental Infrastructure and Industrials
Ordinary income	$82,353	$69,099
Long-term capital gains	102,280	—
	$184,633	$69,099
Global 100
Ordinary income	$66,698,576	$65,122,612
Global Infrastructure
Ordinary income	$136,884,244	$125,266,515
Global Timber & Forestry
Ordinary income	$3,669,976	$3,848,829

iShares ETF	Year Ended 03/31/25	Period Ended 03/31/24
Lithium Miners and Producers
Ordinary income	$238,617	$23,605
As of March 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
Copper and Metals Mining	$367,275	$—	$(1,397,983)	$(6,296,147)	$ —	$(7,326,855)
Environmental Infrastructure and Industrials	13,765	136,651	—	695,849	—	846,265
Global 100	20,244,971	—	(287,171,713)	2,185,514,366	—	1,918,587,624
Global Infrastructure	27,530,281	—	(436,008,398)	635,068,675	—	226,590,558
Global Timber & Forestry	—	—	(41,867,981)	(11,920,480)	(26,491)	(53,814,952)
Lithium Miners and Producers	—	—	(1,959,922)	(1,825,983)	(147,999)	(3,933,904)
Notes to Financial Statements
40

Notes to Financial Statements  (continued)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and futures contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

(c)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
For the year ended March 31, 2025, the iShares Environmental Infrastructure and Industrials ETF utilized $35,846 of its capital loss carryforwards.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Copper and Metals Mining	$54,859,442	$1,339,130	$(7,634,565)	$(6,295,435)
Environmental Infrastructure and Industrials	4,152,742	896,244	(199,444)	696,800
Global 100	3,873,676,131	2,288,924,855	(103,397,944)	2,185,526,911
Global Infrastructure	5,439,066,744	873,090,438	(238,190,410)	634,900,028
Global Timber & Forestry	253,113,720	11,178,367	(23,135,217)	(11,956,850)
Lithium Miners and Producers	6,331,935	7,317	(1,833,283)	(1,825,966)
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended March 31, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
41
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Notes to Financial Statements
42

Notes to Financial Statements  (continued)
Transactions in capital shares were as follows:
	Year Ended 03/31/25		Period Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
Copper and Metals Mining(a)
Shares sold	1,750,000	$52,463,150	250,000	$6,354,720
Shares redeemed	(200,000)	(5,758,822)	—	—
	1,550,000	$46,704,328	250,000	$6,354,720

(a)	The Funds commenced operations on June 21, 2023.

	Year Ended 03/31/25		Year Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
Global 100
Shares sold	7,600,000	$742,816,617	8,500,000	$651,917,018
Shares redeemed	(2,850,000)	(284,947,081)	(1,650,000)	(138,148,734)
	4,750,000	$457,869,536	6,850,000	$513,768,284
Global Infrastructure
Shares sold	41,800,000	$2,244,384,892	7,300,000	$333,963,513
Shares redeemed	(5,500,000)	(285,483,629)	(13,000,000)	(578,691,335)
	36,300,000	$1,958,901,263	(5,700,000)	$(244,727,822)
Global Timber & Forestry
Shares sold	1,140,000	$87,395,517	180,000	$12,999,997
Shares redeemed	(420,000)	(34,503,825)	(600,000)	(44,701,768)
	720,000	$52,891,692	(420,000)	$(31,701,771)

	Year Ended 03/31/25		Period Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
Lithium Miners and Producers(a)
Shares sold	250,000	$2,593,598	200,000	$5,003,149

(a)	The Fund commenced operations on June 21, 2023.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares Copper and Metals Mining ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with
43
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to Fund, as of March 31, 2025, is $2,566 or $0.00 per share.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of March 31, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares Global Infrastructure ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
On May 7, 2025, the iShares Global 100 ETF completed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2023, and the related tax compliance fee, including interest, was paid to the IRS.
Notes to Financial Statements
44

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of March 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares Copper and Metals Mining ETF(1)
iShares Environmental Infrastructure and Industrials ETF(2)
iShares Global 100 ETF(2)
iShares Global Infrastructure ETF(2)
iShares Global Timber & Forestry ETF(2)
iShares Lithium Miners and Producers ETF(1)
(1) Statement of operations for the year ended March 31, 2025 and statement of changes in net assets for the year ended March 31, 2025 and for the period June 21, 2023 (commencement of operations) through March 31, 2024
(2) Statement of operations for the year ended March 31, 2025 and statement of changes in net assets for each of the two years in the period ended March 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
45
2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2025:
iShares ETF	Qualified Dividend Income
Copper and Metals Mining	$648,443
Environmental Infrastructure and Industrials	103,147
Global 100	94,294,041
Global Infrastructure	156,121,902
Global Timber & Forestry	3,952,891
Lithium Miners and Producers	23,720
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2025:
iShares ETF	Qualified Business Income
Global 100	$456,536
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended March 31, 2025:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Copper and Metals Mining	$677,574	$26,218
Environmental Infrastructure and Industrials	86,629	5,197
Global Infrastructure	107,916,600	7,610,177
Global Timber & Forestry	2,120,578	200,102
Lithium Miners and Producers	18,192	278
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Copper and Metals Mining	12.02%
Environmental Infrastructure and Industrials	30.29%
Global 100	76.96%
Global Infrastructure	37.20%
Global Timber & Forestry	17.48%
Lithium Miners and Producers	2.31%
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended March 31, 2025:
iShares ETF	20% Rate Long-Term Capital Gain Dividends
Environmental Infrastructure and Industrials	$102,280
Important Tax Information
46

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
47
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares
Glossary of Terms Used in this Report
48

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March 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares Global Comm Services ETF | IXP | NYSE Arca
• iShares Global Consumer Discretionary ETF | RXI | NYSE Arca
• iShares Global Consumer Staples ETF | KXI | NYSE Arca
• iShares Global Energy ETF | IXC | NYSE Arca
• iShares Global Financials ETF | IXG | NYSE Arca
• iShares Global Healthcare ETF | IXJ | NYSE Arca
• iShares Global Industrials ETF | EXI | NYSE Arca
• iShares Global Materials ETF | MXI | NYSE Arca
• iShares Global Tech ETF | IXN | NYSE Arca
• iShares Global Utilities ETF | JXI | NYSE Arca

2

Schedule of Investments
March 31, 2025
iShares® Global Comm Services ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.2%
CAR Group Ltd.	31,161	$621,057
REA Group Ltd.	4,251	589,803
SEEK Ltd.	29,439	398,029
Telstra Group Ltd.	953,271	2,518,337
		4,127,226
Brazil — 0.1%
Telefonica Brasil SA, ADR NVS	32,288	281,551
Canada — 1.3%
BCE Inc.	75,266	1,727,554
Rogers Communications Inc., Class B, NVS	31,553	842,627
TELUS Corp.	124,909	1,791,544
		4,361,725
China — 6.4%
Baidu Inc., Class A(a)	188,150	2,171,654
Kuaishou Technology(a)(b)	229,400	1,608,681
NetEase Inc.	143,600	2,949,919
Tencent Holdings Ltd.	240,500	15,366,965
		22,097,219
Finland — 0.2%
Elisa OYJ	12,417	605,267
France — 1.1%
Orange SA	151,429	1,961,631
Publicis Groupe SA	19,228	1,814,135
		3,775,766
Germany — 3.0%
Deutsche Telekom AG, Registered	283,288	10,458,984
Italy — 0.1%
Telecom Italia SpA/Milano(a)	826,282	279,117
Japan — 7.2%
Dentsu Group Inc.	18,000	397,523
KDDI Corp.	235,000	3,711,979
Konami Group Corp.	8,500	1,003,700
LY Corp.	206,500	699,242
Nexon Co. Ltd.	34,100	467,045
Nintendo Co. Ltd.	96,400	6,553,050
Nippon Telegraph & Telephone Corp.	4,482,400	4,332,111
SoftBank Corp.	2,322,000	3,239,133
SoftBank Group Corp.	86,100	4,404,006
		24,807,789
Mexico — 0.3%
America Movil SAB de CV, Series B, Class B	1,558,079	1,110,059
Netherlands — 0.9%
Koninklijke KPN NV	272,720	1,155,147
Universal Music Group NV	64,891	1,791,835
		2,946,982
Norway — 0.2%
Telenor ASA	51,931	742,040
Singapore — 0.4%
Singapore Telecommunications Ltd.	613,100	1,555,037
South Korea — 0.5%
NAVER Corp.	12,156	1,588,591
Spain — 1.0%
Cellnex Telecom SA(b)	48,377	1,719,741
Security	Shares	Value
Spain (continued)
Telefonica SA	397,633	$1,874,195
		3,593,936
Sweden — 0.4%
Tele2 AB, Class B	46,790	630,970
Telia Co. AB	191,402	691,018
		1,321,988
Switzerland — 0.3%
Swisscom AG, Registered	2,094	1,206,671
Taiwan — 0.4%
Chunghwa Telecom Co. Ltd.	313,120	1,216,434
United Kingdom — 1.7%
Auto Trader Group PLC(b)	72,852	704,450
BT Group PLC	468,235	1,004,344
Informa PLC	109,755	1,100,502
Rightmove PLC	64,641	575,508
Vodafone Group PLC	1,763,281	1,656,814
WPP PLC	89,004	676,343
		5,717,961
United States — 73.0%
Alphabet Inc., Class A	260,548	40,291,143
Alphabet Inc., Class C, NVS	211,164	32,990,152
AT&T Inc.	592,219	16,747,953
Charter Communications Inc., Class A(a)	7,964	2,934,973
Comcast Corp., Class A	311,165	11,481,989
Electronic Arts Inc.	19,567	2,827,823
Fox Corp., Class A, NVS	17,973	1,017,272
Fox Corp., Class B	10,884	573,696
Interpublic Group of Companies Inc. (The)	30,733	834,708
Live Nation Entertainment Inc.(a)(c)	12,937	1,689,313
Match Group Inc.	20,716	646,339
Meta Platforms Inc., Class A	127,876	73,702,611
Netflix Inc.(a)	17,229	16,066,559
News Corp., Class A, NVS	31,191	849,019
News Corp., Class B	9,630	292,463
Omnicom Group Inc.	16,211	1,344,054
Paramount Global, Class B, NVS	49,086	587,069
Take-Two Interactive Software Inc.(a)	13,542	2,806,580
TKO Group Holdings Inc., Class A	5,494	839,538
T-Mobile U.S. Inc.	39,563	10,551,848
Verizon Communications Inc.	347,312	15,754,072
Walt Disney Co. (The)	149,147	14,720,809
Warner Bros Discovery Inc.(a)	184,177	1,976,219
		251,526,202
Total Common Stocks — 99.7% (Cost: $319,300,802)		343,320,545
Preferred Stocks
Italy — 0.1%
Telecom Italia SpA, Preference Shares, NVS	518,136	201,992
Total Preferred Stocks — 0.1% (Cost: $229,377)		201,992
Total Long-Term Investments — 99.8% (Cost: $319,530,179)		343,522,537
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Global Comm Services ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	867,996	$868,430
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(d)(e)	380,000	380,000
Total Short-Term Securities — 0.3% (Cost: $1,248,430)		1,248,430
Total Investments — 100.1% (Cost: $320,778,609)		344,770,967
Liabilities in Excess of Other Assets — (0.1)%		(434,987)
Net Assets — 100.0%		$344,335,980

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,787,900	$—	$(917,171)(a)	$(2,478)	$179	$868,430	867,996	$2,676 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	390,000	—	(10,000)(a)	—	—	380,000	380,000	30,818	—
				$(2,478)	$179	$1,248,430		$33,494	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	11	06/12/25	$197	$(327)
E-Mini S&P Comm Services Select Sector Index	5	06/20/25	636	(109)
Euro STOXX 50 Index	1	06/20/25	57	(1,409)
				$(1,845)
Schedule of Investments
4

Schedule of Investments (continued)
March 31, 2025
iShares® Global Comm Services ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,845	$—	$—	$—	$1,845

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$98,580	$—	$—	$—	$98,580
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(16,297)	$—	$—	$—	$(16,297)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,592,267
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$259,206,792	$84,113,753	$—	$343,320,545
Preferred Stocks	—	201,992	—	201,992
Short-Term Securities
Money Market Funds	1,248,430	—	—	1,248,430
	$260,455,222	$84,315,745	$—	$344,770,967
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(109)	$(1,736)	$—	$(1,845)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2025
iShares® Global Consumer Discretionary ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.4%
Aristocrat Leisure Ltd.	26,551	$1,073,805
Lottery Corp. Ltd. (The)	95,368	285,342
Wesfarmers Ltd.	48,631	2,204,635
		3,563,782
Canada — 1.2%
Canadian Tire Corp. Ltd., Class A, NVS	2,237	232,304
Dollarama Inc.	11,774	1,259,013
Gildan Activewear Inc.	6,059	267,867
Magna International Inc.	11,363	386,202
Restaurant Brands International Inc.	13,901	926,669
		3,072,055
Chile — 0.1%
Empresas Copec SA	15,561	107,335
Falabella SA	31,781	132,541
		239,876
China — 9.2%
Alibaba Group Holding Ltd.	673,200	11,138,745
ANTA Sports Products Ltd.	49,600	545,352
BYD Co. Ltd., Class H	52,500	2,658,418
JD.com Inc., Class A	124,200	2,554,985
Li Auto Inc., Class A(a)	53,600	675,488
Meituan, Class B(a)(b)	233,600	4,700,608
Trip.com Group Ltd.	22,700	1,442,966
		23,716,562
Denmark — 0.2%
GN Store Nord A/S(a)	6,267	98,028
Pandora A/S	3,513	538,407
		636,435
France — 5.1%
Accor SA	7,830	357,089
Cie Generale des Etablissements Michelin SCA	30,239	1,062,797
Hermes International SCA	1,443	3,796,703
Kering SA	3,014	627,033
LVMH Moet Hennessy Louis Vuitton SE	10,900	6,750,132
Renault SA	7,983	404,391
Sodexo SA	3,468	222,747
		13,220,892
Germany — 2.1%
adidas AG	7,095	1,673,429
Bayerische Motoren Werke AG	11,924	961,519
Continental AG	4,628	326,366
Delivery Hero SE, Class A(a)(b)	8,941	214,384
Mercedes-Benz Group AG	29,536	1,744,741
Puma SE	4,394	107,179
Volkswagen AG	1,259	131,522
Zalando SE(a)(b)	9,385	325,521
		5,484,661
Italy — 1.5%
Ferrari NV	5,235	2,235,661
Moncler SpA	9,773	601,988
Stellantis NV	90,583	1,015,985
		3,853,634
Japan — 12.5%
Aisin Corp.	27,400	299,287
Asics Corp.	32,500	689,246
Bandai Namco Holdings Inc.	28,300	949,393
Bridgestone Corp.	24,800	996,286
Denso Corp.	91,000	1,128,998
Security	Shares	Value
Japan (continued)
Fast Retailing Co. Ltd.	8,800	$2,619,683
Honda Motor Co. Ltd.	207,029	1,873,524
Isuzu Motors Ltd.	25,400	345,379
Nissan Motor Co. Ltd.	92,300	236,719
Nitori Holdings Co. Ltd.	3,700	362,006
Oriental Land Co. Ltd./Japan	51,700	1,019,561
Pan Pacific International Holdings Corp.	22,900	629,025
Panasonic Holdings Corp.	98,000	1,169,091
Rakuten Group Inc.(a)	63,700	365,445
Sekisui House Ltd.	28,400	635,652
Shimano Inc.	3,400	477,404
Sony Group Corp.	263,000	6,654,686
Subaru Corp.	25,088	449,305
Sumitomo Electric Industries Ltd.	34,000	567,457
Suzuki Motor Corp.	84,200	1,033,565
Toyota Motor Corp.	526,400	9,305,330
Yamaha Motor Co. Ltd.	43,939	351,789
		32,158,831
Netherlands — 1.1%
Prosus NV	59,455	2,762,228
South Korea — 0.6%
Hyundai Motor Co.	5,922	799,884
Kia Corp.	10,735	678,974
		1,478,858
Spain — 1.5%
Amadeus IT Group SA	19,169	1,468,019
Industria de Diseno Textil SA	48,074	2,393,694
		3,861,713
Sweden — 0.3%
Evolution AB(b)	8,078	601,885
H & M Hennes & Mauritz AB, Class B	24,271	320,136
		922,021
Switzerland — 1.7%
Cie Financiere Richemont SA, Class A, Registered	22,971	4,009,951
Swatch Group AG (The), Bearer	1,240	213,834
Swatch Group AG (The), Registered	2,109	72,793
		4,296,578
United Kingdom — 2.4%
Barratt Redrow PLC	59,059	324,874
Berkeley Group Holdings PLC	4,309	200,550
Burberry Group PLC	15,364	154,759
Compass Group PLC	72,396	2,394,590
Entain PLC	27,392	206,958
InterContinental Hotels Group PLC	6,790	731,081
Kingfisher PLC	76,639	252,449
Next PLC	4,921	708,994
Pearson PLC	28,560	451,803
Persimmon PLC	13,707	212,006
Taylor Wimpey PLC	151,679	213,108
Whitbread PLC	7,559	240,799
		6,091,971
United States — 58.1%
Airbnb Inc., Class A(a)	18,547	2,215,625
Amazon.com Inc.(a)	130,496	24,828,169
Aptiv PLC(a)	9,831	584,944
AutoZone Inc.(a)	716	2,729,950
Best Buy Co. Inc.	8,336	613,613
Booking Holdings Inc.	1,415	6,518,778
Caesars Entertainment Inc.(a)	9,104	227,600
CarMax Inc.(a)	6,590	513,493
Schedule of Investments
6

Schedule of Investments (continued)
March 31, 2025
iShares® Global Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Carnival Corp.(a)	44,894	$876,780
Chipotle Mexican Grill Inc., Class A(a)	57,859	2,905,100
Darden Restaurants Inc.	5,019	1,042,747
Deckers Outdoor Corp.(a)	6,503	727,100
Domino's Pizza Inc.	1,480	679,986
DoorDash Inc., Class A(a)	14,481	2,646,692
DR Horton Inc.	12,152	1,544,884
eBay Inc.	20,366	1,379,389
Expedia Group Inc.	5,284	888,240
Ford Motor Co.	165,757	1,662,543
Garmin Ltd.	6,582	1,429,150
General Motors Co.	42,424	1,995,201
Genuine Parts Co.	5,957	709,717
Hasbro Inc.	5,619	345,512
Hilton Worldwide Holdings Inc.	10,263	2,335,346
Home Depot Inc. (The)	32,022	11,735,743
Las Vegas Sands Corp.	14,724	568,788
Lennar Corp., Class A	9,915	1,138,044
LKQ Corp.	11,138	473,810
Lowe's Companies Inc.	24,147	5,631,805
Lululemon Athletica Inc.(a)	4,801	1,358,971
Marriott International Inc./MD, Class A	9,761	2,325,070
McDonald's Corp.	30,621	9,565,082
MGM Resorts International(a)	9,586	284,129
Mohawk Industries Inc.(a)	2,245	256,334
Nike Inc., Class B	50,467	3,203,645
Norwegian Cruise Line Holdings Ltd.(a)	18,840	357,206
NVR Inc.(a)	128	927,282
O'Reilly Automotive Inc.(a)	2,455	3,516,984
Pool Corp.	1,631	519,229
PulteGroup Inc.	8,675	891,790
Ralph Lauren Corp., Class A	1,709	377,245
Ross Stores Inc.	14,053	1,795,833
Royal Caribbean Cruises Ltd.	10,560	2,169,446
Starbucks Corp.	48,564	4,763,643
Tapestry Inc.	8,870	624,537
Tesla Inc.(a)	104,616	27,112,283
TJX Companies Inc. (The)	47,987	5,844,817
Tractor Supply Co.	22,888	1,261,129
Ulta Beauty Inc.(a)	1,987	728,315
Williams-Sonoma Inc.	5,274	833,819
Wynn Resorts Ltd.	3,838	320,473
Yum! Brands Inc.	11,891	1,871,168
		149,857,179
Total Common Stocks — 99.0% (Cost: $266,313,881)		255,217,276
Security	Shares	Value
Preferred Stocks
Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,525	$190,482
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	3,903	195,473
Porsche Automobil Holding SE, Preference Shares, NVS	6,561	247,078
Volkswagen AG, Preference Shares, NVS	7,863	802,326
		1,435,359
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	899	90,557
Series 2, Preference Shares, NVS	1,525	154,707
		245,264
Total Preferred Stocks — 0.6% (Cost: $3,027,787)		1,680,623
Total Long-Term Investments — 99.6% (Cost: $269,341,668)		256,897,899
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)(d)	550,000	550,000
Total Short-Term Securities — 0.2% (Cost: $550,000)		550,000
Total Investments — 99.8% (Cost: $269,891,668)		257,447,899
Other Assets Less Liabilities — 0.2%		413,111
Net Assets — 100.0%		$257,861,010

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Global Consumer Discretionary ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$92 (b)	$—	$(92)	$—	$—	—	$1,200 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	290,000	260,000 (b)	—	—	—	550,000	550,000	16,837	—
				$(92)	$—	$550,000		$18,037	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1	06/12/25	$179	$(4,385)
E-Mini Consumer Discretionary Select Sector Index	2	06/20/25	403	885
Euro STOXX 50 Index	5	06/20/25	282	(6,915)
				$(10,415)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$885	$—	$—	$—	$885
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$11,300	$—	$—	$—	$11,300

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$59,090	$—	$—	$—	$59,090
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(28,849)	$—	$—	$—	$(28,849)
Schedule of Investments
8

Schedule of Investments (continued)
March 31, 2025
iShares® Global Consumer Discretionary ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$671,630
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$153,284,522	$101,932,754	$—	$255,217,276
Preferred Stocks	—	1,680,623	—	1,680,623
Short-Term Securities
Money Market Funds	550,000	—	—	550,000
	$153,834,522	$103,613,377	$—	$257,447,899
Derivative Financial Instruments(a)
Assets
Equity Contracts	$885	$—	$—	$885
Liabilities
Equity Contracts	—	(11,300)	—	(11,300)
	$885	$(11,300)	$—	$(10,415)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2025
iShares® Global Consumer Staples ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.2%
Coles Group Ltd.	258,636	$3,165,898
Treasury Wine Estates Ltd.	156,656	960,494
Woolworths Group Ltd.	235,844	4,378,994
		8,505,386
Belgium — 1.5%
Anheuser-Busch InBev SA	173,486	10,666,164
Brazil — 0.3%
Ambev SA, ADR	851,824	1,984,750
Canada — 2.3%
Alimentation Couche-Tard Inc.	150,090	7,402,027
George Weston Ltd.	10,274	1,751,517
Loblaw Companies Ltd.	27,368	3,835,190
Metro Inc./CN	38,837	2,700,684
Saputo Inc.	47,936	827,109
		16,516,527
Chile — 0.1%
Cencosud SA	240,449	734,358
Denmark — 0.3%
Carlsberg A/S, Class B	18,213	2,305,360
Finland — 0.1%
Kesko OYJ, Class B	53,195	1,087,329
France — 4.3%
Carrefour SA	96,391	1,378,574
Danone SA	122,012	9,332,114
L'Oreal SA	44,435	16,516,164
Pernod Ricard SA	37,500	3,704,722
		30,931,574
Germany — 0.5%
Beiersdorf AG	18,715	2,417,676
Henkel AG & Co. KGaA	19,227	1,385,225
		3,802,901
Ireland — 0.4%
Kerry Group PLC, Class A	28,490	2,983,322
Japan — 5.3%
Aeon Co. Ltd.	169,417	4,248,965
Ajinomoto Co. Inc.	182,600	3,615,062
Asahi Group Holdings Ltd.	293,494	3,749,846
Japan Tobacco Inc.	212,300	5,835,304
Kao Corp.	90,500	3,917,448
Kikkoman Corp.	188,800	1,821,293
Kirin Holdings Co. Ltd.	157,796	2,186,446
MEIJI Holdings Co. Ltd.	50,100	1,085,572
Nissin Foods Holdings Co. Ltd.	46,100	940,918
Seven & i Holdings Co. Ltd.	462,511	6,697,573
Shiseido Co. Ltd.	77,900	1,477,367
Unicharm Corp.	246,600	1,964,115
Yakult Honsha Co. Ltd.	59,340	1,129,149
		38,669,058
Mexico — 1.0%
Arca Continental SAB de CV	95,038	993,732
Fomento Economico Mexicano SAB de CV	333,756	3,259,032
Grupo Bimbo SAB de CV, Series A, Class A	280,124	761,617
Wal-Mart de Mexico SAB de CV	941,001	2,591,552
		7,605,933
Security	Shares	Value
Netherlands — 1.7%
Heineken Holding NV	21,685	$1,569,423
Heineken NV	53,378	4,352,459
Koninklijke Ahold Delhaize NV	177,713	6,638,474
		12,560,356
Norway — 0.4%
Mowi ASA	86,613	1,605,578
Orkla ASA	146,280	1,604,177
		3,209,755
Portugal — 0.2%
Jeronimo Martins SGPS SA	53,594	1,135,843
Sweden — 0.5%
Essity AB, Class B	117,585	3,340,732
Switzerland — 5.3%
Barry Callebaut AG, Registered(a)	665	880,735
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	191	2,582,212
Chocoladefabriken Lindt & Spruengli AG, Registered	21	2,755,743
Nestle SA, Registered	316,255	31,959,654
		38,178,344
United Kingdom — 11.4%
Associated British Foods PLC	60,447	1,498,563
British American Tobacco PLC	383,961	15,751,746
Coca-Cola HBC AG, Class DI(b)	38,459	1,741,798
Diageo PLC	430,687	11,254,981
Imperial Brands PLC	149,424	5,528,964
J Sainsbury PLC	316,750	965,480
Marks & Spencer Group PLC	399,479	1,844,333
Reckitt Benckiser Group PLC	132,204	8,939,693
Tesco PLC	1,300,639	5,595,716
Unilever PLC	488,256	29,132,779
		82,254,053
United States — 62.2%
Altria Group Inc.	327,725	19,670,054
Archer-Daniels-Midland Co.	92,386	4,435,452
Brown-Forman Corp., Class B	35,160	1,193,330
Bunge Global SA	25,770	1,969,343
Church & Dwight Co. Inc.	47,450	5,223,770
Clorox Co. (The)	23,783	3,502,047
Coca-Cola Co. (The)	456,099	32,665,810
Colgate-Palmolive Co.	156,985	14,709,494
Conagra Brands Inc.	91,865	2,450,040
Constellation Brands Inc., Class A	30,002	5,505,967
Costco Wholesale Corp.	73,115	69,150,705
Dollar General Corp.	42,458	3,733,332
Dollar Tree Inc.(b)	38,924	2,922,025
Estee Lauder Companies Inc. (The), Class A	45,474	3,001,284
General Mills Inc.	106,421	6,362,912
Hershey Co. (The)	28,523	4,878,289
Hormel Foods Corp.	56,604	1,751,328
J.M. Smucker Co. (The)	20,468	2,423,616
Kellanova	51,907	4,281,808
Kenvue Inc.	370,151	8,876,221
Keurig Dr Pepper Inc.	230,505	7,887,881
Kimberly-Clark Corp.	64,239	9,136,071
Kraft Heinz Co. (The)	168,417	5,124,929
Kroger Co. (The)	128,956	8,729,032
Lamb Weston Holdings Inc.	27,772	1,480,248
McCormick & Co. Inc./MD, NVS	48,751	4,012,695
Molson Coors Beverage Co., Class B	33,240	2,023,319
Mondelez International Inc., Class A	250,156	16,973,085
Schedule of Investments
10

Schedule of Investments (continued)
March 31, 2025
iShares® Global Consumer Staples ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Monster Beverage Corp.(a)(b)	135,673	$7,939,584
PepsiCo Inc.	215,290	32,280,583
Philip Morris International Inc.	210,809	33,461,713
Procter & Gamble Co. (The)	386,224	65,820,294
Sysco Corp.	94,837	7,116,568
Target Corp.	88,731	9,259,967
The Campbell's Co.	38,256	1,527,179
Tyson Foods Inc., Class A	55,205	3,522,631
Walgreens Boots Alliance Inc.	139,767	1,561,197
Walmart Inc.	374,408	32,869,278
		449,433,081
Total Common Stocks — 99.0% (Cost: $735,470,148)		715,904,826
Preferred Stocks
Germany — 0.3%
Henkel AG & Co. KGaA, Preference Shares, NVS	31,225	2,484,483
Total Preferred Stocks — 0.3% (Cost: $3,075,055)		2,484,483
Total Long-Term Investments — 99.3% (Cost: $738,545,203)		718,389,309
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	1,032,852	$1,033,369
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)(d)	1,670,000	1,670,000
Total Short-Term Securities — 0.4% (Cost: $2,703,369)		2,703,369
Total Investments — 99.7% (Cost: $741,248,572)		721,092,678
Other Assets Less Liabilities — 0.3%		1,846,514
Net Assets — 100.0%		$722,939,192

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,033,564 (a)	$—	$(195)	$—	$1,033,369	1,032,852	$1,132 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	930,000	740,000 (a)	—	—	—	1,670,000	1,670,000	62,996	—
				$(195)	$—	$2,703,369		$64,128	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	42	06/20/25	$3,488	$74,107
Euro STOXX 50 Index	5	06/20/25	282	(7,293)
FTSE 100 Index	6	06/20/25	669	(3,374)
				$63,440
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Global Consumer Staples ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$74,107	$—	$—	$—	$74,107
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$10,667	$—	$—	$—	$10,667

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$107,092	$—	$—	$—	$107,092
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(36,485)	$—	$—	$—	$(36,485)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,599,112
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$478,496,064	$237,408,762	$—	$715,904,826
Preferred Stocks	—	2,484,483	—	2,484,483
Short-Term Securities
Money Market Funds	2,703,369	—	—	2,703,369
	$481,199,433	$239,893,245	$—	$721,092,678
Derivative Financial Instruments(a)
Assets
Equity Contracts	$74,107	$—	$—	$74,107
Schedule of Investments
12

Schedule of Investments (continued)
March 31, 2025
iShares® Global Consumer Staples ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$—	$(10,667)	$—	$(10,667)
	$74,107	$(10,667)	$—	$63,440

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2025
iShares® Global Energy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.5%
Santos Ltd.	2,104,140	$8,817,272
Woodside Energy Group Ltd.	1,229,836	17,866,965
		26,684,237
Austria — 0.3%
OMV AG	91,398	4,706,664
Brazil — 1.0%
Petroleo Brasileiro SA, ADR	1,206,332	17,298,801
Canada — 12.3%
Cameco Corp.	282,621	11,634,389
Canadian Natural Resources Ltd.	1,362,951	41,938,411
Cenovus Energy Inc.	826,125	11,481,533
Enbridge Inc.	1,412,563	62,517,729
Imperial Oil Ltd.	102,149	7,378,749
Pembina Pipeline Corp.	376,693	15,067,197
Suncor Energy Inc.	807,520	31,267,165
TC Energy Corp.	673,724	31,817,020
Tourmaline Oil Corp.	227,706	10,981,409
		224,083,602
China — 1.1%
China Petroleum & Chemical Corp., Class H	15,568,000	8,213,719
PetroChina Co. Ltd., Class H	13,606,000	11,031,168
		19,244,887
Colombia — 0.1%
Ecopetrol SA, ADR	163,013	1,701,856
Finland — 0.1%
Neste OYJ	279,756	2,587,527
France — 5.1%
TotalEnergies SE	1,438,970	92,717,048
Italy — 1.5%
Eni SpA	1,404,079	21,716,207
Tenaris SA, NVS	288,642	5,648,359
		27,364,566
Japan — 1.0%
ENEOS Holdings Inc.	1,962,620	10,350,873
Inpex Corp.	626,500	8,690,052
		19,040,925
Norway — 1.0%
Aker BP ASA	200,873	4,762,509
Equinor ASA	508,044	13,416,795
		18,179,304
Portugal — 0.3%
Galp Energia SGPS SA	276,981	4,852,705
Spain — 0.5%
Repsol SA	749,202	9,947,546
United Kingdom — 11.1%
BP PLC	10,379,767	58,245,539
Shell PLC	3,925,243	142,879,973
		201,125,512
United States — 61.7%
APA Corp.	238,595	5,015,267
Security	Shares	Value
United States (continued)
Baker Hughes Co., Class A	640,927	$28,168,742
Chevron Corp.	1,078,526	180,426,615
ConocoPhillips	780,484	81,966,430
Coterra Energy Inc.	478,875	13,839,487
Devon Energy Corp.	426,161	15,938,421
Diamondback Energy Inc.	121,042	19,352,195
EOG Resources Inc.	364,876	46,791,698
EQT Corp.	386,486	20,649,947
Expand Energy Corp.	136,130	15,153,992
Exxon Mobil Corp.	2,809,094	334,085,549
Halliburton Co.	561,930	14,256,164
Hess Corp.	179,024	28,595,503
Kinder Morgan Inc.	1,254,469	35,790,001
Marathon Petroleum Corp.	205,038	29,871,986
Occidental Petroleum Corp.	438,486	21,643,669
ONEOK Inc.	401,863	39,872,847
Phillips 66	267,504	33,031,394
Schlumberger NV	908,509	37,975,676
Targa Resources Corp.	141,292	28,324,807
Texas Pacific Land Corp.(a)	12,233	16,208,603
Valero Energy Corp.	205,104	27,088,085
Williams Companies Inc. (The)	790,217	47,223,368
		1,121,270,446
Total Common Stocks — 98.6% (Cost: $1,806,584,986)		1,790,805,626
Preferred Stocks
Brazil — 1.0%
Petroleo Brasileiro SA, Preference Shares, ADR	1,392,616	18,159,713
Total Preferred Stocks — 1.0% (Cost: $24,047,719)		18,159,713
Total Long-Term Investments — 99.6% (Cost: $1,830,632,705)		1,808,965,339
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(b)(c)(d)	798,801	799,200
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(b)(c)	2,890,000	2,890,000
Total Short-Term Securities — 0.2% (Cost: $3,689,200)		3,689,200
Total Investments — 99.8% (Cost: $1,834,321,905)		1,812,654,539
Other Assets Less Liabilities — 0.2%		3,226,434
Net Assets — 100.0%		$1,815,880,973

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
14

Schedule of Investments (continued)
March 31, 2025
iShares® Global Energy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$799,215 (a)	$—	$(15)	$—	$799,200	798,801	$11,979 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,840,000	—	(4,950,000)(a)	—	—	2,890,000	2,890,000	191,314	—
				$(15)	$—	$3,689,200		$203,293	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	56	06/20/25	$5,531	$137,245
FTSE 100 Index	8	06/20/25	892	(4,022)
				$133,223
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$137,245	$—	$—	$—	$137,245
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$4,022	$—	$—	$—	$4,022

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(1,128,250)	$—	$—	$—	$(1,128,250)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(554,688)	$—	$—	$—	$(554,688)
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Global Energy ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$9,399,812
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,364,354,705	$426,450,921	$—	$1,790,805,626
Preferred Stocks	18,159,713	—	—	18,159,713
Short-Term Securities
Money Market Funds	3,689,200	—	—	3,689,200
	$1,386,203,618	$426,450,921	$—	$1,812,654,539
Derivative Financial Instruments(a)
Assets
Equity Contracts	$137,245	$—	$—	$137,245
Liabilities
Equity Contracts	—	(4,022)	—	(4,022)
	$137,245	$(4,022)	$—	$133,223

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
16

Schedule of Investments
March 31, 2025
iShares® Global Financials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 3.7%
ANZ Group Holdings Ltd.	114,687	$2,099,812
ASX Ltd.	7,463	305,861
Commonwealth Bank of Australia	64,157	6,100,935
Insurance Australia Group Ltd.	90,670	441,068
Macquarie Group Ltd.	13,631	1,696,331
Medibank Pvt Ltd.	105,974	296,181
National Australia Bank Ltd.	117,313	2,523,248
QBE Insurance Group Ltd.	58,046	802,031
Suncorp Group Ltd.	41,360	500,939
Westpac Banking Corp.	131,227	2,615,019
		17,381,425
Austria — 0.2%
Erste Group Bank AG	12,531	866,783
Belgium — 0.3%
Ageas SA	6,562	393,348
Groupe Bruxelles Lambert NV	3,201	238,854
KBC Group NV	9,904	902,686
		1,534,888
Brazil — 0.5%
B3 SA - Brasil Bolsa Balcao	206,319	438,927
Banco do Brasil SA	110,202	544,400
NU Holdings Ltd./Cayman Islands, Class A(a)	124,878	1,278,751
		2,262,078
Canada — 5.8%
Bank of Montreal	27,955	2,669,522
Bank of Nova Scotia (The)	47,951	2,273,512
Brookfield Asset Management Ltd., Class A	14,303	692,364
Brookfield Corp., Class A	55,095	2,883,294
Canadian Imperial Bank of Commerce	36,180	2,035,211
Intact Financial Corp.	6,866	1,402,782
Manulife Financial Corp.	66,067	2,058,611
National Bank of Canada	14,998	1,237,839
Power Corp. of Canada	20,573	727,393
Royal Bank of Canada	54,223	6,107,883
Sun Life Financial Inc.	21,859	1,251,039
Toronto-Dominion Bank (The)	67,109	4,021,270
		27,360,720
Chile — 0.1%
Banco de Chile	1,656,416	219,058
Banco Santander Chile, ADR	5,441	124,055
		343,113
China — 2.2%
Agricultural Bank of China Ltd., Class H	1,178,000	709,423
Bank of China Ltd., Class H	3,206,000	1,936,272
China Construction Bank Corp., Class H	3,780,720	3,350,340
China Merchants Bank Co. Ltd., Class H	126,500	750,013
Industrial & Commercial Bank of China Ltd., Class H	2,830,000	2,019,433
Ping An Insurance Group Co. of China Ltd., Class H	245,500	1,465,378
		10,230,859
Colombia — 0.0%
Bancolombia SA, ADR	4,375	175,875
Denmark — 0.3%
Danske Bank A/S	26,244	859,003
Tryg A/S	13,244	315,054
		1,174,057
Finland — 0.6%
Nordea Bank Abp	134,311	1,713,133
Security	Shares	Value
Finland (continued)
Sampo OYJ, Class A	98,106	$940,166
		2,653,299
France — 1.9%
AXA SA	66,230	2,829,725
BNP Paribas SA	38,584	3,224,825
Credit Agricole SA	38,502	701,007
Edenred SE	9,091	295,425
Euronext NV(b)	3,679	533,941
Societe Generale SA	27,185	1,226,421
		8,811,344
Germany — 3.1%
Allianz SE, Registered	14,805	5,666,015
Commerzbank AG	38,189	873,954
Deutsche Bank AG, Registered	74,692	1,780,444
Deutsche Boerse AG	7,232	2,133,871
Hannover Rueck SE	2,282	680,167
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	5,128	3,239,464
		14,373,915
Hong Kong — 1.1%
AIA Group Ltd.	413,800	3,132,411
Hong Kong Exchanges & Clearing Ltd.	44,000	1,957,305
		5,089,716
Ireland — 0.2%
AIB Group PLC	66,057	426,676
Bank of Ireland Group PLC	39,092	461,884
		888,560
Italy — 2.0%
Banco BPM SpA	58,434	594,626
FinecoBank Banca Fineco SpA	23,495	465,356
Generali	41,675	1,464,004
Intesa Sanpaolo SpA	597,975	3,081,763
Mediobanca Banca di Credito Finanziario SpA	22,800	427,675
Nexi SpA(a)(b)	29,872	159,322
UniCredit SpA	59,478	3,338,624
		9,531,370
Japan — 5.2%
Dai-ichi Life Holdings Inc.	146,400	1,117,841
Daiwa Securities Group Inc.	52,600	354,169
Japan Exchange Group Inc.	39,800	409,579
Japan Post Holdings Co. Ltd.	73,800	740,023
Mitsubishi UFJ Financial Group Inc.	462,700	6,308,365
Mizuho Financial Group Inc.	97,310	2,670,547
MS&AD Insurance Group Holdings Inc.	50,500	1,098,266
Nomura Holdings Inc.	111,900	689,519
ORIX Corp.	43,300	904,056
Resona Holdings Inc.	88,700	774,511
Sompo Holdings Inc.	38,000	1,157,145
Sumitomo Mitsui Financial Group Inc.	150,500	3,870,049
Sumitomo Mitsui Trust Group Inc.	27,554	693,569
T&D Holdings Inc.	20,900	447,323
Tokio Marine Holdings Inc.	75,900	2,952,723
		24,187,685
Mexico — 0.1%
Grupo Financiero Banorte SAB de CV, Class O	95,499	662,326
Netherlands — 1.3%
ABN AMRO Bank NV, CVA(b)	15,975	336,615
Adyen NV(a)(b)	1,204	1,845,486
Aegon Ltd.	43,601	286,364
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Global Financials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
ASR Nederland NV	5,740	$329,979
EXOR NV, NVS	3,423	310,853
ING Groep NV	120,664	2,363,964
NN Group NV	10,313	573,874
		6,047,135
Norway — 0.2%
DNB Bank ASA	33,376	878,211
Peru — 0.1%
Credicorp Ltd.	2,553	475,266
Singapore — 1.3%
DBS Group Holdings Ltd.	77,460	2,660,078
Oversea-Chinese Banking Corp. Ltd.	146,500	1,877,547
United Overseas Bank Ltd.	59,100	1,667,596
		6,205,221
South Korea — 0.3%
KB Financial Group Inc.	14,110	764,814
Shinhan Financial Group Co. Ltd.	19,639	628,504
		1,393,318
Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA	221,019	3,016,372
Banco de Sabadell SA	211,076	592,628
Banco Santander SA	580,914	3,913,565
CaixaBank SA	148,024	1,153,067
		8,675,632
Sweden — 1.3%
EQT AB	14,001	426,933
Industrivarden AB, Class A	5,566	204,506
Industrivarden AB, Class C	5,789	212,671
Investor AB, Class A	21,631	644,418
Investor AB, Class B	70,144	2,091,980
Skandinaviska Enskilda Banken AB, Class A	63,315	1,041,612
Svenska Handelsbanken AB, Class A	59,162	668,620
Swedbank AB, Class A	35,028	797,744
		6,088,484
Switzerland — 2.7%
Baloise Holding AG, Registered	1,772	371,899
Julius Baer Group Ltd.	7,937	550,161
Partners Group Holding AG	840	1,195,489
Swiss Life Holding AG, Registered	1,104	1,007,190
Swiss Re AG	11,164	1,899,877
UBS Group AG, Registered	123,447	3,791,624
Zurich Insurance Group AG	5,612	3,917,221
		12,733,461
Taiwan — 0.5%
Cathay Financial Holding Co. Ltd.	371,521	693,271
CTBC Financial Holding Co. Ltd.	752,000	904,152
Fubon Financial Holding Co. Ltd.	340,320	884,926
		2,482,349
United Kingdom — 5.0%
3i Group PLC	37,344	1,755,937
Aberdeen Group PLC	72,192	144,779
Admiral Group PLC	10,502	387,735
Aviva PLC	98,889	712,702
Barclays PLC	552,101	2,075,917
HSBC Holdings PLC	683,789	7,751,755
Intermediate Capital Group PLC	11,375	289,713
Legal & General Group PLC	222,301	701,056
Lloyds Banking Group PLC	2,335,746	2,190,733
London Stock Exchange Group PLC	17,739	2,634,723
Security	Shares	Value
United Kingdom (continued)
M&G PLC	85,243	$219,582
NatWest Group PLC, NVS	248,667	1,468,225
Phoenix Group Holdings PLC	30,893	229,326
Prudential PLC	101,640	1,096,799
Schroders PLC	35,378	160,173
St. James's Place PLC	20,944	266,238
Standard Chartered PLC	76,413	1,133,920
Wise PLC, Class A(a)	25,448	312,371
		23,531,684
United States — 57.1%
Aflac Inc.	19,082	2,121,728
Allstate Corp. (The)	10,130	2,097,619
American Express Co.	21,306	5,732,379
American International Group Inc.	22,747	1,977,624
Ameriprise Financial Inc.	3,699	1,790,723
Aon PLC, Class A	8,254	3,294,089
Apollo Global Management Inc.	17,060	2,336,196
Arch Capital Group Ltd.	14,252	1,370,757
Arthur J Gallagher & Co.	9,751	3,366,435
Assurant Inc.	1,970	413,208
Bank of America Corp.	253,852	10,593,244
Bank of New York Mellon Corp. (The)	27,750	2,327,393
Berkshire Hathaway Inc., Class B(a)	70,271	37,424,929
Blackrock Inc.(c)	5,581	5,282,305
Blackstone Inc., NVS	28,060	3,922,227
Brown & Brown Inc.	9,024	1,122,586
Capital One Financial Corp.	14,551	2,608,994
Cboe Global Markets Inc.	3,999	904,934
Charles Schwab Corp. (The)	65,332	5,114,189
Chubb Ltd.	14,308	4,320,873
Cincinnati Financial Corp.	5,931	876,127
Citigroup Inc.	72,164	5,122,922
Citizens Financial Group Inc.	16,820	689,115
CME Group Inc.	13,816	3,665,247
Corpay Inc.(a)	2,647	923,062
Discover Financial Services	9,632	1,644,182
Erie Indemnity Co., Class A, NVS	960	402,288
Everest Group Ltd.	1,662	603,855
FactSet Research Systems Inc.	1,443	656,046
Fidelity National Information Services Inc.	20,547	1,534,450
Fifth Third Bancorp	25,593	1,003,246
Fiserv Inc.(a)	21,790	4,811,886
Franklin Resources Inc.	11,673	224,705
Global Payments Inc.	9,646	944,536
Globe Life Inc.	3,204	422,031
Goldman Sachs Group Inc. (The)	11,979	6,544,008
Hartford Insurance Group Inc. (The)	11,064	1,368,949
Huntington Bancshares Inc./Ohio	55,225	828,927
Intercontinental Exchange Inc.	22,028	3,799,830
Invesco Ltd.	17,512	265,657
Jack Henry & Associates Inc.	2,822	515,297
JPMorgan Chase & Co.	107,197	26,295,424
KeyCorp	37,833	604,950
KKR & Co. Inc.	25,902	2,994,530
Loews Corp.	6,940	637,855
M&T Bank Corp.	6,310	1,127,913
MarketAxess Holdings Inc.	1,457	315,222
Marsh & McLennan Companies Inc.	18,821	4,592,889
Mastercard Inc., Class A	31,222	17,113,403
MetLife Inc.	22,198	1,782,277
Moody's Corp.	5,947	2,769,458
Morgan Stanley	47,331	5,522,108
Schedule of Investments
18

Schedule of Investments (continued)
March 31, 2025
iShares® Global Financials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
MSCI Inc., Class A	2,984	$1,687,452
Nasdaq Inc.	15,876	1,204,353
Northern Trust Corp.	7,565	746,287
PayPal Holdings Inc.(a)	37,925	2,474,606
PNC Financial Services Group Inc. (The)	15,144	2,661,861
Principal Financial Group Inc.	7,956	671,248
Progressive Corp. (The)	22,459	6,356,122
Prudential Financial Inc.	13,588	1,517,508
Raymond James Financial Inc.	6,983	970,009
Regions Financial Corp.	34,878	757,899
S&P Global Inc.	12,114	6,155,123
State Street Corp.	11,188	1,001,662
Synchrony Financial	14,860	786,688
T Rowe Price Group Inc.	8,423	773,821
Travelers Companies Inc. (The)	8,664	2,291,281
Truist Financial Corp.	50,667	2,084,947
U.S. Bancorp	59,954	2,531,258
Visa Inc., Class A	66,009	23,133,514
W R Berkley Corp.	11,420	812,647
Wells Fargo & Co.	126,089	9,051,929
Willis Towers Watson PLC	3,835	1,296,038
		267,691,080
Total Common Stocks — 99.0% (Cost: $392,797,185)		463,729,854
Preferred Stocks
Brazil — 0.4%
Banco Bradesco SA, Preference Shares, ADR	204,695	456,470
Itau Unibanco Holding SA, Preference Shares, ADR	205,388	1,129,634
Itausa SA, Preference Shares, NVS	220,206	364,666
		1,950,770
Total Preferred Stocks — 0.4% (Cost: $2,678,783)		1,950,770
Security	Shares	Value
Rights
Brazil — 0.0%
Itausa SA, (Expires 04/25/25, Strike Price BRL 6.70)(a)	3,131	$1,641
Total Rights — 0.0% (Cost: $—)		1,641
Total Long-Term Investments — 99.4% (Cost: $395,475,968)		465,682,265
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)(d)	630,000	630,000
Total Short-Term Securities — 0.1% (Cost: $630,000)		630,000
Total Investments — 99.5% (Cost: $396,105,968)		466,312,265
Other Assets Less Liabilities — 0.5%		2,459,460
Net Assets — 100.0%		$468,771,725

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$17,679,067	$—	$(17,682,254)(b)	$3,134	$53	$—	—	$15,980 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	510,000	120,000 (b)	—	—	—	630,000	630,000	34,132	—
BlackRock Inc.	4,622,033	2,318,437	(2,166,819)	141,721	366,933	5,282,305	5,581	112,082	—
				$144,855	$366,986	$5,912,305		$162,194	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Global Financials ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	11	06/20/25	$1,704	$34,511
Euro STOXX 50 Index	9	06/20/25	508	(11,794)
FTSE 100 Index	3	06/20/25	334	(1,344)
				$21,373
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$34,511	$—	$—	$—	$34,511
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$13,138	$—	$—	$—	$13,138

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$338,633	$—	$—	$—	$338,633
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(77,532)	$—	$—	$—	$(77,532)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,434,985
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
20

Schedule of Investments (continued)
March 31, 2025
iShares® Global Financials ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$298,751,400	$164,978,454	$—	$463,729,854
Preferred Stocks	1,950,770	—	—	1,950,770
Rights	1,641	—	—	1,641
Short-Term Securities
Money Market Funds	630,000	—	—	630,000
	$301,333,811	$164,978,454	$—	$466,312,265
Derivative Financial Instruments(a)
Assets
Equity Contracts	$34,511	$—	$—	$34,511
Liabilities
Equity Contracts	—	(13,138)	—	(13,138)
	$34,511	$(13,138)	$—	$21,373

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
21
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2025
iShares® Global Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.5%
Cochlear Ltd.	34,906	$5,752,821
CSL Ltd.	257,247	40,487,912
Pro Medicus Ltd.	27,246	3,448,674
Sigma Healthcare Ltd.	3,112,718	5,636,904
Sonic Healthcare Ltd.	255,881	4,154,705
		59,481,016
Belgium — 0.8%
Argenx SE(a)	32,062	18,919,647
UCB SA	64,548	11,364,617
		30,284,264
Brazil — 0.1%
Rede D'Or Sao Luiz SA(b)	573,354	2,833,387
Denmark — 3.3%
Coloplast A/S, Class B	64,658	6,781,562
Genmab A/S(a)	34,350	6,692,075
Novo Nordisk A/S, Class B	1,679,510	114,842,033
Zealand Pharma A/S(a)	33,907	2,546,228
		130,861,898
France — 2.9%
EssilorLuxottica SA	153,701	44,291,781
Eurofins Scientific SE	68,604	3,659,523
Sanofi SA	591,073	65,444,682
Sartorius Stedim Biotech	14,007	2,775,023
		116,171,009
Germany — 1.3%
Bayer AG, Registered	525,234	12,590,875
Fresenius Medical Care AG	106,418	5,295,357
Fresenius SE & Co. KGaA(a)	222,349	9,492,885
Merck KGaA	69,526	9,567,463
Qiagen NV	113,378	4,504,233
Siemens Healthineers AG(b)	162,236	8,752,686
		50,203,499
Japan — 3.9%
Astellas Pharma Inc.	979,175	9,531,783
Chugai Pharmaceutical Co. Ltd.	342,500	15,690,454
Daiichi Sankyo Co. Ltd.	1,023,500	24,373,494
Eisai Co. Ltd.	155,600	4,331,475
Hoya Corp.	182,500	20,596,657
M3 Inc.(a)	228,200	2,606,829
Olympus Corp.	601,400	7,872,760
Ono Pharmaceutical Co. Ltd.	247,200	2,659,536
Otsuka Holdings Co. Ltd.	283,600	14,778,394
Shionogi & Co. Ltd.	434,600	6,560,161
Sysmex Corp.	248,000	4,734,322
Takeda Pharmaceutical Co. Ltd.	871,792	25,838,844
Terumo Corp.	782,800	14,729,181
		154,303,890
Netherlands — 0.3%
Koninklijke Philips NV(a)	423,461	10,780,516
South Korea — 0.4%
Celltrion Inc.	80,246	9,269,651
Samsung Biologics Co. Ltd.(a)(b)	9,800	6,801,303
		16,070,954
Spain — 0.0%
Grifols SA(a)	154,301	1,373,732
Sweden — 0.1%
Getinge AB, Class B	116,462	2,510,195
Security	Shares	Value
Switzerland — 8.1%
Alcon AG	263,899	$25,040,057
Lonza Group AG, Registered	38,248	23,628,456
Novartis AG, Registered	1,057,037	117,404,887
Roche Holding AG, Bearer	17,290	6,001,537
Roche Holding AG, NVS	377,478	124,238,429
Sandoz Group AG	236,781	9,929,183
Sonova Holding AG, Registered	25,665	7,493,675
Straumann Holding AG	61,178	7,406,450
		321,142,674
United Kingdom — 4.9%
AstraZeneca PLC	827,683	121,540,819
GSK PLC	2,213,813	42,306,379
Haleon PLC	4,807,453	24,278,605
Smith & Nephew PLC	464,047	6,525,675
		194,651,478
United States — 71.8%
Abbott Laboratories	925,862	122,815,594
AbbVie Inc.	899,220	188,404,574
Agilent Technologies Inc.	152,824	17,877,352
Align Technology Inc.(a)	36,856	5,854,944
Amgen Inc.	287,786	89,659,728
Baxter International Inc.	273,323	9,355,846
Becton Dickinson & Co.	154,458	35,380,149
Biogen Inc.(a)	77,663	10,627,405
Bio-Techne Corp.	85,404	5,007,237
Boston Scientific Corp.(a)	786,328	79,324,769
Bristol-Myers Squibb Co.	1,093,698	66,704,641
Cardinal Health Inc.	134,287	18,500,720
Cencora Inc.	93,715	26,061,204
Centene Corp.(a)	264,952	16,085,236
Charles River Laboratories International Inc.(a)	27,533	4,144,267
Cigna Group (The)	146,744	48,278,776
Cooper Companies Inc. (The)(a)	106,596	8,991,373
CVS Health Corp.	672,117	45,535,927
Danaher Corp.	342,162	70,143,210
DaVita Inc.(a)(c)	24,128	3,690,860
Dexcom Inc.(a)	208,804	14,259,225
Edwards Lifesciences Corp.(a)	314,290	22,779,739
Elevance Health Inc.	123,571	53,748,442
Eli Lilly & Co.	420,882	347,610,653
GE HealthCare Technologies Inc., NVS(a)	244,599	19,741,585
Gilead Sciences Inc.	670,724	75,154,624
HCA Healthcare Inc.	96,367	33,299,617
Henry Schein Inc.(a)	66,727	4,570,132
Hologic Inc.(a)(c)	124,650	7,699,631
Humana Inc.	64,538	17,076,755
IDEXX Laboratories Inc.(a)	43,819	18,401,789
Incyte Corp.(a)	85,585	5,182,172
Insulet Corp.(a)	37,751	9,913,790
Intuitive Surgical Inc.(a)	190,161	94,181,038
IQVIA Holdings Inc.(a)	90,047	15,875,286
Johnson & Johnson	1,287,810	213,570,410
Labcorp Holdings Inc.	45,002	10,473,765
McKesson Corp.	67,730	45,581,613
Medtronic PLC	684,502	61,509,350
Merck & Co. Inc.	1,355,047	121,629,019
Mettler-Toledo International Inc.(a)	11,272	13,311,218
Moderna Inc.(a)	180,985	5,130,925
Molina Healthcare Inc.(a)	29,751	9,799,682
Pfizer Inc.	3,048,372	77,245,746
Quest Diagnostics Inc.	59,966	10,146,247
Schedule of Investments
22

Schedule of Investments (continued)
March 31, 2025
iShares® Global Healthcare ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Regeneron Pharmaceuticals Inc.	56,194	$35,639,921
ResMed Inc.	78,656	17,607,146
Revvity Inc.(c)	65,147	6,892,553
Solventum Corp.(a)(c)	73,977	5,625,211
STERIS PLC	53,043	12,022,196
Stryker Corp.	183,067	68,146,691
Thermo Fisher Scientific Inc.	204,214	101,616,886
UnitedHealth Group Inc.	491,078	257,202,103
Universal Health Services Inc., Class B	31,427	5,905,133
Vertex Pharmaceuticals Inc.(a)	137,471	66,648,690
Viatris Inc.	657,870	5,730,048
Waters Corp.(a)(c)	31,896	11,755,909
West Pharmaceutical Services Inc.	38,676	8,658,783
Zimmer Biomet Holdings Inc.	106,595	12,064,422
Zoetis Inc.	243,042	40,016,865
		2,835,868,822
Total Common Stocks — 99.4% (Cost: $3,369,953,453)		3,926,537,334
Preferred Stocks
Germany — 0.1%
Sartorius AG, Preference Shares, NVS	12,948	3,018,439
Total Preferred Stocks — 0.1% (Cost: $4,495,157)		3,018,439
Total Long-Term Investments — 99.5% (Cost: $3,374,448,610)		3,929,555,773
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	7,958,470	$7,962,449
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(d)(e)	3,820,000	3,820,000
Total Short-Term Securities — 0.3% (Cost: $11,781,672)		11,782,449
Total Investments — 99.8% (Cost: $3,386,230,282)		3,941,338,222
Other Assets Less Liabilities — 0.2%		6,581,106
Net Assets — 100.0%		$3,947,919,328

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,592,872	$—	$(6,636,095)(a)	$7,369	$(1,697)	$7,962,449	7,958,470	$38,382 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,430,000	—	(4,610,000)(a)	—	—	3,820,000	3,820,000	327,584	—
				$7,369	$(1,697)	$11,782,449		$365,966	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index	117	06/20/25	$17,384	$101,206
23
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Global Healthcare ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$101,206	$—	$—	$—	$101,206

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(863,846)	$—	$—	$—	$(863,846)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(67,243)	$—	$—	$—	$(67,243)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$15,468,023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,838,702,209	$1,087,835,125	$—	$3,926,537,334
Preferred Stocks	—	3,018,439	—	3,018,439
Short-Term Securities
Money Market Funds	11,782,449	—	—	11,782,449
	$2,850,484,658	$1,090,853,564	$—	$3,941,338,222
Derivative Financial Instruments(a)
Assets
Equity Contracts	$101,206	$—	$—	$101,206

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
24

Schedule of Investments
March 31, 2025
iShares® Global Industrials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.9%
Brambles Ltd.	179,720	$2,270,442
Computershare Ltd.	72,181	1,779,191
Qantas Airways Ltd.	201,501	1,148,785
Transurban Group	402,826	3,392,875
		8,591,293
Brazil — 0.2%
Localiza Rent a Car SA	112,331	661,217
WEG SA	190,584	1,512,261
		2,173,478
Canada — 3.1%
CAE Inc.(a)	41,494	1,020,158
Canadian National Railway Co.	71,482	6,956,214
Canadian Pacific Kansas City Ltd.	120,821	8,479,005
Thomson Reuters Corp.	17,522	3,023,688
Waste Connections Inc.	33,299	6,490,418
WSP Global Inc.	16,796	2,850,319
		28,819,802
Chile — 0.0%
Latam Airlines Group SA	24,362,078	381,592
Denmark — 0.9%
AP Moller - Maersk A/S, Class A	343	587,562
AP Moller - Maersk A/S, Class B, NVS	562	978,121
DSV A/S	25,459	4,923,288
Vestas Wind Systems A/S(a)	131,509	1,819,360
		8,308,331
Finland — 0.5%
Kone OYJ, Class B	51,460	2,839,338
Metso OYJ	92,690	961,031
Wartsila OYJ Abp	61,808	1,102,867
		4,903,236
France — 7.3%
Airbus SE	79,747	14,042,298
Alstom SA(a)	42,782	947,650
Bouygues SA	23,817	938,874
Bureau Veritas SA	36,998	1,122,521
Cie de Saint-Gobain SA	65,039	6,478,974
Eiffage SA	9,291	1,081,739
Getlink SE	40,656	702,165
Legrand SA	34,060	3,607,072
Safran SA	43,558	11,468,094
Schneider Electric SE	69,997	16,158,475
Teleperformance SE	7,371	741,162
Thales SA	11,408	3,032,490
Vinci SA	65,944	8,312,908
		68,634,422
Germany — 5.0%
Brenntag SE	16,698	1,082,324
Daimler Truck Holding AG	64,284	2,604,116
Deutsche Post AG, Registered	118,823	5,101,458
GEA Group AG	20,412	1,240,823
MTU Aero Engines AG	6,971	2,422,231
Rheinmetall AG	5,603	8,017,458
Siemens AG, Registered	97,284	22,467,371
Siemens Energy AG(a)	73,034	4,329,599
		47,265,380
Hong Kong — 0.4%
CK Hutchison Holdings Ltd.	345,020	1,944,856
Security	Shares	Value
Hong Kong (continued)
Techtronic Industries Co. Ltd.	168,000	$2,013,358
		3,958,214
Ireland — 0.3%
Kingspan Group PLC	20,028	1,617,825
Ryanair Holdings PLC	69,466	1,403,758
		3,021,583
Italy — 0.5%
Leonardo SpA	51,684	2,516,949
Prysmian SpA	38,067	2,095,474
		4,612,423
Japan — 12.6%
AGC Inc.	28,500	867,618
ANA Holdings Inc.	58,800	1,085,374
Central Japan Railway Co.	133,000	2,536,860
Dai Nippon Printing Co. Ltd.	58,200	828,619
Daifuku Co. Ltd.	49,100	1,206,951
Daikin Industries Ltd.	37,300	4,047,744
East Japan Railway Co.	147,000	2,897,452
FANUC Corp.	120,600	3,285,837
Fujikura Ltd.	35,000	1,296,221
Hankyu Hanshin Holdings Inc.	31,800	855,652
Hitachi Ltd.	592,300	13,906,850
ITOCHU Corp.	186,700	8,667,164
Japan Airlines Co. Ltd.	57,000	976,372
Kajima Corp.	59,500	1,217,097
Kintetsu Group Holdings Co. Ltd.	22,800	487,071
Komatsu Ltd.	123,600	3,619,394
Kubota Corp.	136,300	1,684,314
Makita Corp.	35,800	1,186,178
Marubeni Corp.	215,600	3,458,613
Mitsubishi Corp.	520,400	9,187,537
Mitsubishi Electric Corp.	273,100	5,036,583
Mitsubishi Heavy Industries Ltd.	436,000	7,487,682
Mitsui & Co. Ltd.	382,400	7,209,471
Mitsui OSK Lines Ltd.	45,700	1,591,146
Nidec Corp.	135,600	2,275,677
Nippon Yusen KK	59,600	1,969,667
Obayashi Corp.	93,300	1,244,654
Recruit Holdings Co. Ltd.	213,200	11,046,153
Secom Co. Ltd.	54,800	1,866,438
SG Holdings Co. Ltd.	59,500	593,388
SMC Corp.	7,500	2,683,828
Sumitomo Corp.	156,100	3,561,865
Taisei Corp.	23,300	1,037,119
Tokyu Corp.	80,200	902,895
Toppan Holdings Inc.	41,100	1,123,562
Toyota Industries Corp.	23,900	2,044,100
Toyota Tsusho Corp.	92,600	1,560,111
West Japan Railway Co.	61,400	1,197,758
Yaskawa Electric Corp.	33,200	831,929
		118,562,944
Mexico — 0.0%
Grupo Carso SAB de CV, Series A1, Class A1	67,216	395,029
Netherlands — 0.7%
IMCD NV	7,355	978,814
Randstad NV	15,992	664,727
Wolters Kluwer NV	30,734	4,785,166
		6,428,707
Norway — 0.2%
Kongsberg Gruppen ASA	11,418	1,674,052
25
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Global Industrials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	24,623	$1,409,254
Aena SME SA(b)	9,438	2,214,192
Ferrovial SE	63,212	2,827,328
		6,450,774
Sweden — 3.4%
AddTech AB, Class B	33,686	986,580
Alfa Laval AB	37,255	1,597,312
Assa Abloy AB, Class B	127,712	3,834,072
Atlas Copco AB, Class A	329,301	5,260,066
Atlas Copco AB, Class B	200,552	2,820,185
Epiroc AB, Class A	81,163	1,634,163
Epiroc AB, Class B	50,516	889,752
Lifco AB, Class B	27,198	964,816
Nibe Industrier AB, Class B	199,349	758,225
Saab AB, Class B	42,386	1,666,593
Sandvik AB	139,822	2,940,664
Skanska AB, Class B	45,382	1,001,628
SKF AB, Class B	49,456	1,001,907
Trelleborg AB, Class B	23,435	871,586
Volvo AB, Class B	205,850	6,039,299
		32,266,848
Switzerland — 2.2%
ABB Ltd., Registered	207,177	10,689,903
Adecco Group AG, Registered	21,339	641,678
Geberit AG, Registered	4,321	2,707,048
Kuehne + Nagel International AG, Registered	6,905	1,594,577
Schindler Holding AG, Participation Certificates, NVS	5,226	1,637,889
Schindler Holding AG, Registered	2,605	789,452
SGS SA	19,290	1,922,030
VAT Group AG(b)	3,529	1,272,070
		21,254,647
United Kingdom — 5.3%
Ashtead Group PLC	56,268	3,042,227
BAE Systems PLC	389,717	7,869,350
Bunzl PLC	42,941	1,651,785
DCC PLC	13,134	877,769
Diploma PLC	17,275	864,773
Experian PLC	119,105	5,518,763
IMI PLC	32,994	811,618
Intertek Group PLC	20,554	1,336,509
Melrose Industries PLC	155,452	959,576
RELX PLC	239,936	12,052,134
Rentokil Initial PLC	325,701	1,478,076
Rolls-Royce Holdings PLC(a)	1,100,941	10,700,442
Smiths Group PLC	45,026	1,129,836
Spirax Group PLC	9,664	779,051
Weir Group PLC (The)	33,956	1,025,787
		50,097,696
United States — 55.2%
3M Co.	70,170	10,305,166
A O Smith Corp.	15,349	1,003,211
Allegion PLC	11,251	1,467,805
AMETEK Inc.	29,987	5,161,962
Automatic Data Processing Inc.	52,633	16,080,960
Axon Enterprise Inc.(a)	9,371	4,928,677
Boeing Co. (The)(a)	97,032	16,548,808
Broadridge Financial Solutions Inc.	15,082	3,656,782
Builders FirstSource Inc.(a)(c)	14,830	1,852,860
Carrier Global Corp.	104,497	6,625,110
Caterpillar Inc.	61,831	20,391,864
CH Robinson Worldwide Inc.	15,107	1,546,957
Security	Shares	Value
United States (continued)
Cintas Corp.	44,213	$9,087,098
Copart Inc.(a)(c)	113,005	6,394,953
CSX Corp.	248,499	7,313,326
Cummins Inc.	17,724	5,555,411
Dayforce Inc.(a)(c)	20,380	1,188,765
Deere & Co.	32,788	15,389,048
Delta Air Lines Inc.	82,603	3,601,491
Dover Corp.	17,631	3,097,414
Eaton Corp. PLC	50,923	13,842,399
Emerson Electric Co.	73,477	8,056,018
Equifax Inc.	16,019	3,901,588
Expeditors International of Washington Inc.	18,212	2,189,993
Fastenal Co.	73,897	5,730,712
FedEx Corp.	28,943	7,055,725
Fortive Corp.(c)	44,571	3,261,706
GE Vernova Inc.	35,689	10,895,138
Generac Holdings Inc.(a)	7,645	968,239
General Dynamics Corp.	32,830	8,948,801
General Electric Co.	138,858	27,792,429
Honeywell International Inc.	84,121	17,812,622
Howmet Aerospace Inc.	52,267	6,780,598
Hubbell Inc., Class B	6,894	2,281,294
Huntington Ingalls Industries Inc.	5,085	1,037,543
IDEX Corp.	9,782	1,770,249
Illinois Tool Works Inc.	34,627	8,587,842
Ingersoll Rand Inc.(c)	52,033	4,164,201
Jacobs Solutions Inc., NVS	16,033	1,938,229
JB Hunt Transport Services Inc.	10,358	1,532,466
Johnson Controls International PLC	86,196	6,905,162
L3Harris Technologies Inc.	24,444	5,116,374
Leidos Holdings Inc.	17,318	2,336,891
Lennox International Inc.	4,128	2,315,106
Lockheed Martin Corp.	27,185	12,143,811
Masco Corp.	27,591	1,918,678
Nordson Corp.	7,032	1,418,495
Norfolk Southern Corp.	29,175	6,910,099
Northrop Grumman Corp.	17,644	9,033,904
Old Dominion Freight Line Inc.	24,357	4,029,866
Otis Worldwide Corp.	51,293	5,293,438
PACCAR Inc.	67,604	6,582,601
Parker-Hannifin Corp.	16,657	10,124,957
Paychex Inc.	41,381	6,384,261
Paycom Software Inc.	6,193	1,353,047
Pentair PLC	21,253	1,859,212
Quanta Services Inc.	19,011	4,832,216
Republic Services Inc., Class A	26,321	6,373,893
Rockwell Automation Inc.	14,605	3,773,640
Rollins Inc.	36,400	1,966,692
RTX Corp.	172,332	22,827,097
Snap-on Inc.	6,803	2,292,679
Southwest Airlines Co.	77,240	2,593,719
Stanley Black & Decker Inc.	19,838	1,525,145
Textron Inc.	23,807	1,720,056
Trane Technologies PLC	28,997	9,769,669
TransDigm Group Inc.	7,239	10,013,636
Uber Technologies Inc.(a)	271,120	19,753,803
Union Pacific Corp.	78,132	18,457,904
United Airlines Holdings Inc.(a)	42,399	2,927,651
United Parcel Service Inc., Class B	94,226	10,363,918
United Rentals Inc.	8,456	5,299,375
Veralto Corp.	31,760	3,095,012
Verisk Analytics Inc., Class A	18,205	5,418,172
Schedule of Investments
26

Schedule of Investments (continued)
March 31, 2025
iShares® Global Industrials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Waste Management Inc.	47,249	$10,938,616
Westinghouse Air Brake Technologies Corp.	22,148	4,016,540
WW Grainger Inc.	5,738	5,668,169
Xylem Inc./New York	31,294	3,738,381
		520,837,345
Total Long-Term Investments — 99.4% (Cost: $855,719,494)		938,637,796
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	8,365,665	8,369,848
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(d)(e)	2,050,000	2,050,000
Total Short-Term Securities — 1.1% (Cost: $10,419,848)		10,419,848
Total Investments — 100.5% (Cost: $866,139,342)		949,057,644
Liabilities in Excess of Other Assets — (0.5)%		(4,962,698)
Net Assets — 100.0%		$944,094,946

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,135,580	$6,233,586 (a)	$—	$493	$189	$8,369,848	8,365,665	$10,120 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,110,000	940,000 (a)	—	—	—	2,050,000	2,050,000	72,117	—
				$493	$189	$10,419,848		$82,237	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	4	06/12/25	$718	$2,485
Euro STOXX 50 Index	20	06/20/25	1,128	(24,800)
XAI Industrial Index	25	06/20/25	3,331	416
				$(21,899)
27
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Global Industrials ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,901	$—	$—	$—	$2,901
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$24,800	$—	$—	$—	$24,800

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$51,361	$—	$—	$—	$51,361
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(74,657)	$—	$—	$—	$(74,657)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,572,361
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$552,225,654	$386,412,142	$—	$938,637,796
Short-Term Securities
Money Market Funds	10,419,848	—	—	10,419,848
	$562,645,502	$386,412,142	$—	$949,057,644
Derivative Financial Instruments(a)
Assets
Equity Contracts	$416	$2,485	$—	$2,901
Liabilities
Equity Contracts	—	(24,800)	—	(24,800)
	$416	$(22,315)	$—	$(21,899)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
28

Schedule of Investments
March 31, 2025
iShares® Global Materials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 9.2%
BHP Group Ltd.	511,534	$12,411,420
BlueScope Steel Ltd.	43,982	589,092
Fortescue Ltd.	171,051	1,655,608
James Hardie Industries PLC(a)	43,184	1,030,556
Northern Star Resources Ltd.	115,083	1,328,653
Pilbara Minerals Ltd.(a)	303,915	323,591
Rio Tinto Ltd.	37,425	2,715,552
South32 Ltd.	453,874	914,347
		20,968,819
Belgium — 0.2%
Syensqo SA	7,398	504,858
Brazil — 1.6%
Vale SA, Class B, ADR	361,510	3,607,870
Canada — 9.9%
Agnico Eagle Mines Ltd.	50,704	5,493,388
Barrick Gold Corp.	174,121	3,380,661
CCL Industries Inc., Class B, NVS	14,880	726,809
First Quantum Minerals Ltd.(a)	67,889	912,861
Franco-Nevada Corp.	19,413	3,053,226
Kinross Gold Corp.	123,493	1,555,838
Nutrien Ltd.	49,256	2,444,573
Teck Resources Ltd., Class B	45,603	1,661,172
Wheaton Precious Metals Corp.	45,738	3,549,260
		22,777,788
Chile — 0.3%
Empresas CMPC SA	112,350	184,580
Sociedad Quimica y Minera de Chile SA, ADR(b)	14,352	570,205
		754,785
Denmark — 0.9%
Novonesis (Novozymes) B, Class B	35,564	2,070,766
Finland — 0.9%
Stora Enso OYJ, Class R	61,582	583,567
UPM-Kymmene OYJ	53,638	1,439,016
		2,022,583
France — 5.6%
Air Liquide SA	58,285	11,070,948
ArcelorMittal SA	45,409	1,311,710
Arkema SA	6,508	498,325
		12,880,983
Germany — 4.1%
BASF SE	90,023	4,512,746
Covestro AG(a)(c)	18,989	1,209,610
Heidelberg Materials AG	13,586	2,341,921
Symrise AG, Class A	13,340	1,383,011
		9,447,288
Japan — 6.3%
Asahi Kasei Corp.	140,500	984,997
JFE Holdings Inc.	64,100	786,924
Mitsubishi Chemical Group Corp.	144,100	712,068
Nippon Paint Holdings Co. Ltd.	107,600	808,027
Nippon Steel Corp.	108,329	2,318,356
Nitto Denko Corp.	71,300	1,318,805
Shin-Etsu Chemical Co. Ltd.	200,100	5,709,883
Sumitomo Metal Mining Co. Ltd.	27,600	603,304
Toray Industries Inc.	165,200	1,128,963
		14,371,327
Security	Shares	Value
Mexico — 1.1%
Cemex SAB de CV, NVS	1,520,668	$858,253
Grupo Mexico SAB de CV, Series B, Class B	314,316	1,571,541
		2,429,794
Netherlands — 1.4%
Akzo Nobel NV	17,159	1,056,749
DSM-Firmenich AG	20,912	2,070,247
		3,126,996
Norway — 0.5%
Norsk Hydro ASA	133,187	769,953
Yara International ASA	16,515	498,183
		1,268,136
Peru — 0.4%
Southern Copper Corp.	8,799	822,354
South Korea — 0.6%
POSCO Holdings Inc.	7,536	1,437,179
Sweden — 0.9%
Boliden AB	27,478	901,626
SSAB AB, Class B	61,722	376,080
Svenska Cellulosa AB SCA, Class B	59,672	787,324
		2,065,030
Switzerland — 6.0%
Givaudan SA, Registered	800	3,434,385
Holcim AG	53,131	5,717,594
SIG Group AG	34,566	639,103
Sika AG, Registered	16,179	3,940,949
		13,732,031
United Kingdom — 7.0%
Anglo American PLC	134,850	3,779,624
Antofagasta PLC	34,703	755,537
Croda International PLC	14,076	534,771
Glencore PLC	996,329	3,646,690
Johnson Matthey PLC	18,017	309,702
Mondi PLC, NVS	44,502	663,846
Rio Tinto PLC	107,379	6,443,833
		16,134,003
United States — 42.4%
Air Products and Chemicals Inc.	22,429	6,614,761
Albemarle Corp.	11,809	850,484
Amcor PLC	145,217	1,408,605
Avery Dennison Corp.	8,125	1,446,006
Ball Corp.	30,062	1,565,328
CF Industries Holdings Inc.	17,483	1,366,296
Corteva Inc.	69,116	4,349,470
Dow Inc.	70,977	2,478,517
DuPont de Nemours Inc.	42,146	3,147,463
Eastman Chemical Co.	11,575	1,019,873
Ecolab Inc.	25,407	6,441,183
Freeport-McMoRan Inc.	144,881	5,485,195
International Flavors & Fragrances Inc.	25,805	2,002,726
International Paper Co.	36,789	1,962,693
International Paper Co.	16,365	872,004
Linde PLC	48,005	22,353,048
LyondellBasell Industries NV, Class A	26,042	1,833,357
Martin Marietta Materials Inc.	6,160	2,945,281
Mosaic Co. (The)	31,911	861,916
Newmont Corp.	114,775	5,541,337
Nucor Corp.	23,684	2,850,133
Packaging Corp. of America	9,002	1,782,576
PPG Industries Inc.	23,395	2,558,243
29
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Global Materials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Sherwin-Williams Co. (The)	23,360	$8,157,078
Smurfit WestRock PLC	49,881	2,247,638
Steel Dynamics Inc.	14,282	1,786,393
Vulcan Materials Co.	13,314	3,106,156
		97,033,760
Total Common Stocks — 99.3% (Cost: $262,821,422)		227,456,350
Preferred Stocks
Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	137,989	391,889
Total Preferred Stocks — 0.2% (Cost: $1,047,259)		391,889
Total Long-Term Investments — 99.5% (Cost: $263,868,681)		227,848,239
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	572,819	573,105
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(d)(e)	320,000	$320,000
Total Short-Term Securities — 0.4% (Cost: $893,133)		893,105
Total Investments — 99.9% (Cost: $264,761,814)		228,741,344
Other Assets Less Liabilities — 0.1%		327,422
Net Assets — 100.0%		$229,068,766

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,044,702	$—	$(471,369)(a)	$(304)	$76	$573,105	572,819	$5,650 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	510,000	—	(190,000)(a)	—	—	320,000	320,000	11,743	—
				$(304)	$76	$893,105		$17,393	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	1	06/19/25	$208	$(1,927)
FTSE 100 Index	3	06/20/25	335	(1,834)
MSCI Emerging Markets Index	6	06/20/25	333	(9,067)
S&P 500 E-Mini Index	1	06/20/25	283	(3,445)
				$(16,273)
Schedule of Investments
30

Schedule of Investments (continued)
March 31, 2025
iShares® Global Materials ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$16,273	$—	$—	$—	$16,273

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$125,814	$—	$—	$—	$125,814
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(58,930)	$—	$—	$—	$(58,930)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,007,202
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$130,860,736	$96,595,614	$—	$227,456,350
Preferred Stocks	391,889	—	—	391,889
Short-Term Securities
Money Market Funds	893,105	—	—	893,105
	$132,145,730	$96,595,614	$—	$228,741,344
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(14,439)	$(1,834)	$—	$(16,273)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
31
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2025
iShares® Global Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.2%
NEXTDC Ltd.(a)	201,402	$1,442,537
WiseTech Global Ltd.	58,837	3,034,107
Xero Ltd.(a)	45,778	4,474,503
		8,951,147
Canada — 1.4%
CGI Inc.	63,655	6,354,663
Constellation Software Inc./Canada	6,196	19,622,296
Open Text Corp.	85,131	2,148,610
Shopify Inc., Class A(a)	381,728	36,314,626
		64,440,195
China — 0.7%
Xiaomi Corp., Class B(a)(b)	4,526,600	28,643,104
Finland — 0.2%
Nokia OYJ	1,654,740	8,715,168
France — 0.4%
Capgemini SE	48,454	7,280,602
Dassault Systemes SE	206,071	7,845,678
		15,126,280
Germany — 2.2%
Infineon Technologies AG	410,113	13,671,065
SAP SE	320,388	85,847,835
		99,518,900
Japan — 3.2%
Advantest Corp.	240,700	10,729,553
Canon Inc.	303,400	9,460,970
Disco Corp.	30,400	6,208,336
FUJIFILM Holdings Corp.	391,600	7,502,651
Fujitsu Ltd.	541,700	10,780,309
Keyence Corp.	62,840	24,709,308
Kyocera Corp.	443,600	5,010,475
Lasertec Corp.	26,000	2,234,709
Murata Manufacturing Co. Ltd.	576,100	8,886,312
NEC Corp.	430,000	9,159,311
Nomura Research Institute Ltd.	139,300	4,534,542
NTT Data Group Corp.	180,900	3,277,011
Obic Co. Ltd.	105,500	3,041,883
Omron Corp.	61,100	1,725,262
Renesas Electronics Corp.	512,100	6,868,618
Ricoh Co. Ltd.	180,600	1,910,414
SCREEN Holdings Co. Ltd.	32,800	2,139,920
TDK Corp.	610,900	6,401,673
Tokyo Electron Ltd.	148,900	20,419,033
		145,000,290
Netherlands — 2.0%
ASM International NV	14,601	6,653,573
ASML Holding NV	123,680	81,848,097
BE Semiconductor Industries NV	24,103	2,518,918
		91,020,588
Singapore — 0.1%
STMicroelectronics NV, New	206,061	4,516,375
South Korea — 1.9%
Samsung Electronics Co. Ltd.	1,518,466	60,200,286
SK Hynix Inc.	169,191	22,554,170
		82,754,456
Sweden — 0.3%
Hexagon AB, Class B	643,844	6,882,540
Security	Shares	Value
Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	969,231	$7,541,345
		14,423,885
Switzerland — 0.1%
Logitech International SA, Registered	48,687	4,125,503
Temenos AG, Registered	20,236	1,571,165
		5,696,668
Taiwan — 5.7%
ASE Technology Holding Co. Ltd.	1,112,000	4,886,926
Delta Electronics Inc.	606,000	6,702,514
Hon Hai Precision Industry Co. Ltd.	3,801,378	17,147,209
MediaTek Inc.	505,000	21,765,725
Quanta Computer Inc.	877,000	6,101,854
Taiwan Semiconductor Manufacturing Co. Ltd.	6,905,600	194,482,291
United Microelectronics Corp.	3,720,000	5,201,382
		256,287,901
United Kingdom — 0.2%
Halma PLC	120,760	4,051,686
Sage Group PLC (The)	313,375	4,920,088
		8,971,774
United States — 81.1%
Accenture PLC, Class A	196,760	61,396,990
Adobe Inc.(a)	136,959	52,527,885
Advanced Micro Devices Inc.(a)	508,866	52,280,893
Akamai Technologies Inc.(a)	47,084	3,790,262
Amphenol Corp., Class A	380,327	24,945,648
Analog Devices Inc.	155,800	31,420,186
Ansys Inc.(a)	27,466	8,694,637
Apple Inc.	3,991,746	886,686,539
Applied Materials Inc.	255,211	37,036,220
Arista Networks Inc.(a)	324,402	25,134,667
Autodesk Inc.(a)	67,546	17,683,543
Broadcom Inc.	1,064,806	178,280,469
Cadence Design Systems Inc.(a)	86,145	21,909,258
CDW Corp.	41,857	6,708,003
Cisco Systems Inc.	1,252,324	77,280,914
Cognizant Technology Solutions Corp., Class A	155,352	11,884,428
Corning Inc.	242,085	11,082,651
Crowdstrike Holdings Inc., Class A(a)	77,354	27,273,473
Dell Technologies Inc., Class C	97,982	8,931,059
Enphase Energy Inc.(a)	41,601	2,581,342
EPAM Systems Inc.(a)	17,812	3,007,378
F5 Inc.(a)	18,113	4,822,949
Fair Isaac Corp.(a)	7,684	14,170,525
First Solar Inc.(a)(c)	33,630	4,251,841
Fortinet Inc.(a)	199,781	19,230,919
Gartner Inc.(a)	24,134	10,130,005
Gen Digital Inc.	170,328	4,520,505
GoDaddy Inc., Class A(a)	44,355	7,990,110
Hewlett Packard Enterprise Co.	412,030	6,357,623
HP Inc.	294,498	8,154,650
Intel Corp.	1,359,726	30,879,377
International Business Machines Corp.	290,785	72,306,598
Intuit Inc.	88,068	54,072,871
Jabil Inc.(c)	34,396	4,680,264
Juniper Networks Inc.	103,991	3,763,434
Keysight Technologies Inc.(a)	54,323	8,135,956
KLA Corp.	41,736	28,372,133
Lam Research Corp.	403,126	29,307,260
Microchip Technology Inc.	168,900	8,176,449
Micron Technology Inc.	349,873	30,400,465
Microsoft Corp.	1,975,398	741,544,655
Schedule of Investments
32

Schedule of Investments (continued)
March 31, 2025
iShares® Global Tech ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Monolithic Power Systems Inc.	15,040	$8,722,899
Motorola Solutions Inc.	52,488	22,979,771
NetApp Inc.	63,871	5,610,429
Nvidia Corp.	3,854,899	417,793,954
NXP Semiconductors NV(c)	79,820	15,170,589
ON Semiconductor Corp.(a)(c)	132,355	5,385,525
Oracle Corp.	510,075	71,313,586
Palantir Technologies Inc., Class A(a)	644,739	54,415,972
Palo Alto Networks Inc.(a)(c)	208,466	35,572,638
PTC Inc.(a)	37,813	5,859,124
Qualcomm Inc.	347,335	53,354,129
Roper Technologies Inc.	33,685	19,860,002
Salesforce Inc.	300,881	80,744,425
Seagate Technology Holdings PLC	66,482	5,647,646
ServiceNow Inc.(a)	64,825	51,609,775
Skyworks Solutions Inc.	50,197	3,244,232
Super Micro Computer Inc.(a)(c)	158,148	5,414,988
Synopsys Inc.(a)	48,572	20,830,102
TE Connectivity PLC, NVS	93,709	13,242,956
Teledyne Technologies Inc.(a)	14,646	7,289,461
Teradyne Inc.	51,146	4,224,660
Texas Instruments Inc.	285,865	51,369,941
Trimble Inc.(a)	77,186	5,067,261
Tyler Technologies Inc.(a)	13,451	7,820,277
VeriSign Inc.(a)	25,566	6,490,440
Western Digital Corp.(a)	109,227	4,416,048
Workday Inc., Class A(a)	67,223	15,698,587
Zebra Technologies Corp., Class A(a)	16,155	4,564,757
		3,645,519,208
Total Common Stocks — 99.7% (Cost: $3,487,298,574)		4,479,585,939
Preferred Stocks
South Korea — 0.2%
Samsung Electronics Co. Ltd., Preference Shares, NVS	258,433	8,364,797
Total Preferred Stocks — 0.2% (Cost: $8,779,629)		8,364,797
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	5,997	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.9% (Cost: $3,496,078,203)		4,487,950,736
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	25,445,859	25,458,582
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(e)(f)	2,640,000	2,640,000
Total Short-Term Securities — 0.6% (Cost: $28,098,582)		28,098,582
Total Investments — 100.5% (Cost: $3,524,176,785)		4,516,049,318
Liabilities in Excess of Other Assets — (0.5)%		(21,986,668)
Net Assets — 100.0%		$4,494,062,650

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,625,479	$7,812,092 (a)	$—	$18,193	$2,818	$25,458,582	25,445,859	$68,743 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,960,000	—	(10,320,000)(a)	—	—	2,640,000	2,640,000	564,792	—
				$18,193	$2,818	$28,098,582		$633,535	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

33
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Global Tech ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	42	06/20/25	$8,815	$(348,403)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$348,403	$—	$—	$—	$348,403

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(67,291)	$—	$—	$—	$(67,291)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(400,461)	$—	$—	$—	$(400,461)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$31,899,088
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,709,959,403	$769,626,536	$—	$4,479,585,939
Preferred Stocks	—	8,364,797	—	8,364,797
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	28,098,582	—	—	28,098,582
	$3,738,057,985	$777,991,333	$—	$4,516,049,318
Schedule of Investments
34

Schedule of Investments (continued)
March 31, 2025
iShares® Global Tech ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(348,403)	$—	$—	$(348,403)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
35
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2025
iShares® Global Utilities ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.0%
APA Group	117,090	$580,037
Origin Energy Ltd.	154,919	1,025,156
		1,605,193
Austria — 0.3%
Verbund AG	7,538	533,472
Brazil — 0.8%
Centrais Eletricas Brasileiras SA	82,460	589,429
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	41,095	734,553
		1,323,982
Canada — 3.5%
Algonquin Power & Utilities Corp.	69,912	359,021
Brookfield Infrastructure Partners LP(a)	41,471	1,233,712
Emera Inc.	26,434	1,113,349
Fortis Inc./Canada	44,709	2,036,535
Hydro One Ltd.(b)	28,609	962,016
		5,704,633
Chile — 0.1%
Enel Americas SA	1,796,536	174,822
Colombia — 0.1%
Interconexion Electrica SA ESP	39,875	182,117
Denmark — 0.5%
Orsted A/S(a)(b)	17,070	745,466
Finland — 0.4%
Fortum OYJ	39,738	650,729
France — 3.1%
Engie SA	157,298	3,065,080
Veolia Environnement SA	57,210	1,967,554
		5,032,634
Germany — 3.2%
E.ON SE	201,848	3,046,842
RWE AG	60,734	2,168,478
		5,215,320
Italy — 4.8%
Enel SpA	693,371	5,620,814
Snam SpA	184,663	957,447
Terna - Rete Elettrica Nazionale	126,539	1,143,567
		7,721,828
Japan — 2.2%
Chubu Electric Power Co. Inc.	68,500	742,692
Kansai Electric Power Co. Inc. (The)	92,000	1,091,858
Osaka Gas Co. Ltd.	36,300	821,371
Tokyo Gas Co. Ltd.	31,100	989,310
		3,645,231
Portugal — 0.6%
EDP SA	271,265	912,808
Spain — 6.0%
Enagas SA	21,717	312,646
Endesa SA	29,376	778,224
Iberdrola SA	468,280	7,561,820
Naturgy Energy Group SA	13,450	374,058
Redeia Corp. SA	32,460	651,514
		9,678,262
Security	Shares	Value
United Kingdom — 6.3%
Centrica PLC	453,630	$878,341
National Grid PLC	439,281	5,730,075
Severn Trent PLC	23,814	779,618
SSE PLC	99,031	2,039,875
United Utilities Group PLC	61,466	802,005
		10,229,914
United States — 66.7%
AES Corp. (The)	63,624	790,210
Alliant Energy Corp.	23,096	1,486,228
Ameren Corp.	24,220	2,431,688
American Electric Power Co. Inc.	47,880	5,231,848
American Water Works Co. Inc.	17,478	2,578,355
Atmos Energy Corp.	14,244	2,201,837
CenterPoint Energy Inc.	58,461	2,118,042
CMS Energy Corp.	26,802	2,013,098
Consolidated Edison Inc.	31,084	3,437,580
Constellation Energy Corp.	28,073	5,660,359
Dominion Energy Inc.	75,380	4,226,557
DTE Energy Co.	18,606	2,572,652
Duke Energy Corp.	69,162	8,435,689
Edison International	34,807	2,050,828
Entergy Corp.	38,481	3,289,741
Evergy Inc.	20,609	1,420,991
Eversource Energy	32,999	2,049,568
Exelon Corp.	90,195	4,156,186
FirstEnergy Corp.	46,127	1,864,453
NextEra Energy Inc.	183,279	12,992,648
NiSource Inc.	41,966	1,682,417
NRG Energy Inc.	18,220	1,739,281
PG&E Corp.	196,674	3,378,859
Pinnacle West Capital Corp.	10,189	970,502
PPL Corp.	66,314	2,394,598
Public Service Enterprise Group Inc.	44,709	3,679,551
Sempra	56,840	4,056,102
Southern Co. (The)	97,654	8,979,285
Vistra Corp.	30,531	3,585,561
WEC Energy Group Inc.	28,442	3,099,609
Xcel Energy Inc.	51,531	3,647,879
		108,222,202
Total Long-Term Investments — 99.6% (Cost: $161,702,511)		161,578,613
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)(d)	960,000	960,000
Total Short-Term Securities — 0.6% (Cost: $960,000)		960,000
Total Investments — 100.2% (Cost: $162,662,511)		162,538,613
Liabilities in Excess of Other Assets — (0.2)%		(391,879)
Net Assets — 100.0%		$162,146,734

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Schedule of Investments
36

Schedule of Investments (continued)
March 31, 2025
iShares® Global Utilities ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$318 (b)	$—	$(318)	$—	$—	—	$67 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	870,000	90,000 (b)	—	—	—	960,000	960,000	43,379	—
				$(318)	$—	$960,000		$43,446	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	6	06/20/25	$481	$(981)
Euro STOXX 50 Index	1	06/20/25	57	(1,863)
				$(2,844)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,844	$—	$—	$—	$2,844

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$64,140	$—	$—	$—	$64,140
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(20,289)	$—	$—	$—	$(20,289)
37
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Global Utilities ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$598,771
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$126,953,057	$34,625,556	$—	$161,578,613
Short-Term Securities
Money Market Funds	960,000	—	—	960,000
	$127,913,057	$34,625,556	$—	$162,538,613
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(981)	$(1,863)	$—	$(2,844)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
38

Statements of Assets and Liabilities
March 31, 2025

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$343,522,537	$256,897,899	$718,389,309	$1,808,965,339
Investments, at value—affiliated(c)	1,248,430	550,000	2,703,369	3,689,200
Cash	5,793	7,881	1,306	129,591
Cash pledged for futures contracts	41,000	28,000	166,000	344,000
Foreign currency collateral pledged for futures contracts(d)	10,239	20,544	69,239	40,045
Foreign currency, at value(e)	240,607	231,410	1,119,178	2,658,529
Receivables:
Investments sold	—	175,168	87	—
Securities lending income—affiliated	290	—	41	32
Capital shares sold	—	—	6,391	—
Dividends—unaffiliated	446,513	510,710	2,152,491	3,418,257
Dividends—affiliated	1,713	1,111	7,200	9,497
Tax reclaims	22,172	33,548	785,734	427,875
Variation margin on futures contracts	—	—	53,281	55,210
Foreign withholding tax claims	4,172	—	7,000	—
Total assets	345,543,466	258,456,271	725,460,626	1,819,737,575
LIABILITIES
Collateral on securities loaned, at value	868,696	—	1,033,369	799,200
Payables:
Investments purchased	42,311	497,359	1,205,591	563,734
Investment advisory fees	127,071	85,716	240,560	595,583
IRS compliance fee for foreign withholding tax claims	167,194	—	—	1,896,629
Professional fees	—	5,491	41,914	1,456
Variation margin on futures contracts	2,214	6,695	—	—
Total liabilities	1,207,486	595,261	2,521,434	3,856,602
Commitments and contingent liabilities
NET ASSETS	$344,335,980	$257,861,010	$722,939,192	$1,815,880,973
NET ASSETS CONSIST OF
Paid-in capital	$447,360,572	$322,351,601	$805,606,126	$2,104,405,784
Accumulated loss	(103,024,592)	(64,490,591)	(82,666,934)	(288,524,811)
NET ASSETS	$344,335,980	$257,861,010	$722,939,192	$1,815,880,973
NET ASSET VALUE
Shares outstanding	3,550,000	1,450,000	11,300,000	43,200,000
Net asset value	$97.00	$177.84	$63.98	$42.03
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$319,530,179	$269,341,668	$738,545,203	$1,830,632,705
(b) Securities loaned, at value	$887,944	$—	$1,008,087	$794,994
(c) Investments, at cost—affiliated	$1,248,430	$550,000	$2,703,369	$3,689,200
(d) Foreign currency collateral pledged, at cost	$10,362	$20,582	$69,496	$40,719
(e) Foreign currency, at cost	$240,950	$231,325	$1,116,733	$2,659,415
See notes to financial statements.
39
2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
March 31, 2025

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$460,399,960	$3,929,555,773	$938,637,796	$227,848,239
Investments, at value—affiliated(c)	5,912,305	11,782,449	10,419,848	893,105
Cash	8,235	1,240	72,105	34,661
Cash pledged for futures contracts	86,000	831,000	139,000	27,000
Foreign currency collateral pledged for futures contracts(d)	52,265	—	96,480	53,239
Foreign currency, at value(e)	598,421	5,340,891	1,462,174	638,388
Receivables:
Investments sold	193,927	—	177	—
Securities lending income—affiliated	—	2,574	674	840
Capital shares sold	—	—	52,196	14,243
Dividends—unaffiliated	1,238,415	5,886,320	1,706,988	686,735
Dividends—affiliated	2,341	28,780	7,520	1,057
Tax reclaims	540,330	4,957,004	287,935	141,238
Variation margin on futures contracts	14,987	157,987	—	275
Other assets	8,981	—	—	—
Total assets	469,056,167	3,958,544,018	952,882,893	230,339,020
LIABILITIES
Collateral on securities loaned, at value	—	7,948,236	8,369,353	573,470
Payables:
Investments purchased	—	1,332,759	52,943	619,828
Capital shares redeemed	10	2,422	—	—
Investment advisory fees	152,316	1,323,431	304,813	72,211
IRS compliance fee for foreign withholding tax claims	117,774	—	41,589	—
Professional fees	14,342	17,842	15,169	4,745
Variation margin on futures contracts	—	—	4,080	—
Total liabilities	284,442	10,624,690	8,787,947	1,270,254
Commitments and contingent liabilities
NET ASSETS	$468,771,725	$3,947,919,328	$944,094,946	$229,068,766
NET ASSETS CONSIST OF
Paid-in capital	$547,714,725	$3,637,545,532	$906,983,655	$373,572,529
Accumulated earnings (loss)	(78,943,000)	310,373,796	37,111,291	(144,503,763)
NET ASSETS	$468,771,725	$3,947,919,328	$944,094,946	$229,068,766
NET ASSET VALUE
Shares outstanding	4,550,000	43,350,000	6,500,000	2,800,000
Net asset value	$103.03	$91.07	$145.25	$81.81
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$390,291,702	$3,374,448,610	$855,719,494	$263,868,681
(b) Securities loaned, at value	$—	$7,887,808	$8,247,251	$552,564
(c) Investments, at cost—affiliated	$5,814,266	$11,781,672	$10,419,848	$893,133
(d) Foreign currency collateral pledged, at cost	$52,622	$—	$95,849	$56,349
(e) Foreign currency, at cost	$597,925	$5,333,859	$1,465,071	$638,170
See notes to financial statements.
Statements of Assets and Liabilities
40

Statements of Assets and Liabilities (continued)
March 31, 2025

	iShares Global Tech ETF	iShares Global Utilities ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$4,487,950,736	$161,578,613
Investments, at value—affiliated(c)	28,098,582	960,000
Cash	16,569	10,477
Cash pledged for futures contracts	660,000	34,000
Foreign currency collateral pledged for futures contracts(d)	—	4,325
Foreign currency, at value(e)	1,408,372	160,761
Receivables:
Investments sold	957,853	—
Securities lending income—affiliated	5,918	—
Dividends—unaffiliated	3,341,339	159,606
Dividends—affiliated	66,096	3,169
Tax reclaims	48,659	22,294
Variation margin on futures contracts	804	4,555
Foreign withholding tax claims	—	6,705
Total assets	4,522,554,928	162,944,505
LIABILITIES
Collateral on securities loaned, at value	25,468,379	—
Payables:
Capital shares redeemed	1,463,535	—
Investment advisory fees	1,552,920	51,841
IRS compliance fee for foreign withholding tax claims	—	743,102
Professional fees	7,444	2,828
Total liabilities	28,492,278	797,771
Commitments and contingent liabilities
NET ASSETS	$4,494,062,650	$162,146,734
NET ASSETS CONSIST OF
Paid-in capital	$3,457,317,305	$212,673,508
Accumulated earnings (loss)	1,036,745,345	(50,526,774)
NET ASSETS	$4,494,062,650	$162,146,734
NET ASSET VALUE
Shares outstanding	59,300,000	2,350,000
Net asset value	$75.79	$69.00
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$3,496,078,203	$161,702,511
(b) Securities loaned, at value	$24,808,685	$—
(c) Investments, at cost—affiliated	$28,098,582	$960,000
(d) Foreign currency collateral pledged, at cost	$—	$4,341
(e) Foreign currency, at cost	$1,411,832	$161,452
See notes to financial statements.
41
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended March 31, 2025

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF
INVESTMENT INCOME
Dividends—unaffiliated	$6,097,932	$4,307,305	$21,480,370	$102,552,681
Dividends—affiliated	30,818	16,837	62,996	191,314
Interest—unaffiliated	3,867	2,200	9,056	39,782
Securities lending income—affiliated—net	2,676	1,200	1,132	11,979
Other income—unaffiliated	15,262	5,850	27,312	15,683
Foreign taxes withheld	(218,597)	(254,279)	(766,018)	(4,075,001)
Foreign withholding tax claims	99,110	183,588	450,041	712,129
IRS compliance fee for foreign withholding tax claims	(62,864)	—	—	(112,150)
Total investment income	5,968,204	4,262,701	21,264,889	99,336,417
EXPENSES
Investment advisory	1,453,174	998,814	2,984,191	9,206,883
Professional	39,826	18,705	65,720	103,367
Commitment costs	159	187	148	4,064
Interest expense	—	—	6,150	—
Total expenses	1,493,159	1,017,706	3,056,209	9,314,314
Net investment income	4,475,045	3,244,995	18,208,680	90,022,103
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(3,962,850)	(3,519,192)	(3,552,460)	(35,604,675)
Investments—affiliated	(2,478)	(92)	(195)	(15)
Foreign currency transactions	(22,837)	(58,089)	30,133	(71,973)
Futures contracts	98,580	59,090	107,092	(1,128,250)
In-kind redemptions—unaffiliated(a)	52,310,728	19,181,822	22,225,103	299,951,648
	48,421,143	15,663,539	18,809,673	263,146,735
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(217,920)	(1,326,244)	17,983,485	(367,013,745)
Investments—affiliated	179	—	—	—
Foreign currency translations	1,531	185	12,610	69,296
Futures contracts	(16,297)	(28,849)	(36,485)	(554,688)
	(232,507)	(1,354,908)	17,959,610	(367,499,137)
Net realized and unrealized gain (loss)	48,188,636	14,308,631	36,769,283	(104,352,402)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,663,681	$17,553,626	$54,977,963	$(14,330,299)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
42

Statements of Operations (continued)
Year Ended March 31, 2025

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF
INVESTMENT INCOME
Dividends—unaffiliated	$12,542,178	$72,586,006	$13,308,430	$6,136,364
Dividends—affiliated	146,214	327,584	72,117	11,743
Interest—unaffiliated	8,225	46,682	8,380	3,426
Securities lending income—affiliated—net	15,980	38,382	10,120	5,650
Other income—unaffiliated	15,629	321,349	13,030	3,804
Foreign taxes withheld	(836,743)	(2,992,731)	(729,753)	(240,775)
Foreign withholding tax claims	303,204	1,761,453	328,957	37,097
IRS compliance fee for foreign withholding tax claims	(4,778)	—	(41,588)	—
Total investment income	12,189,909	72,088,725	12,969,693	5,957,309
EXPENSES
Investment advisory	1,643,076	15,638,708	2,951,150	920,897
Professional	63,295	187,400	36,496	7,459
Commitment costs	735	—	180	452
Interest expense	240	—	—	—
Total expenses	1,707,346	15,826,108	2,987,826	928,808
Net investment income	10,482,563	56,262,617	9,981,867	5,028,501
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,171,416)	(133,192,148)	(8,775,166)	(6,909,479)
Investments—affiliated	(2,528)	7,369	493	(304)
Foreign currency transactions	(66,916)	(144,025)	(94,165)	(52,249)
Futures contracts	338,633	(863,846)	51,361	125,814
In-kind redemptions—unaffiliated(a)	35,221,428	136,136,038	14,734,508	764,382
In-kind redemptions—affiliated(a)	147,383	—	—	—
	34,466,584	1,943,388	5,917,031	(6,071,836)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	37,253,817	(102,796,143)	24,131,559	(13,120,669)
Investments—affiliated	366,986	(1,697)	189	76
Foreign currency translations	17,866	82,466	2,351	11,395
Futures contracts	(77,532)	(67,243)	(74,657)	(58,930)
	37,561,137	(102,782,617)	24,059,442	(13,168,128)
Net realized and unrealized gain (loss)	72,027,721	(100,839,229)	29,976,473	(19,239,964)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$82,510,284	$(44,576,612)	$39,958,340	$(14,211,463)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
43
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations (continued)
Year Ended March 31, 2025

	iShares Global Tech ETF	iShares Global Utilities ETF
INVESTMENT INCOME
Dividends—unaffiliated	$42,275,206	$4,965,657
Dividends—affiliated	564,792	43,379
Interest—unaffiliated	64,827	2,977
Securities lending income—affiliated—net	68,743	67
Non-cash dividends—unaffiliated	—	295,292
Other income—unaffiliated	8,513	2,074
Foreign taxes withheld	(2,370,876)	(164,867)
Foreign withholding tax claims	117,481	32,825
IRS compliance fee for foreign withholding tax claims	—	(44,475)
Total investment income	40,728,686	5,132,929
EXPENSES
Investment advisory	19,553,913	572,431
Commitment costs	19,655	46
Professional	19,287	2,819
Interest expense	3,915	—
Total expenses	19,596,770	575,296
Net investment income	21,131,916	4,557,633
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	131,703,380	(2,435,766)
Investments—affiliated	18,193	(318)
Foreign currency transactions	(243,179)	10,255
Futures contracts	(67,291)	64,140
In-kind redemptions—unaffiliated(a)	484,442,248	3,063,525
	615,853,351	701,836
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(553,457,217)	19,494,011
Investments—affiliated	2,818	—
Foreign currency translations	25,049	235
Futures contracts	(400,461)	(20,289)
	(553,829,811)	19,473,957
Net realized and unrealized gain	62,023,540	20,175,793
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,155,456	$24,733,426
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
44

Statements of Changes in Net Assets

	iShares Global Comm Services ETF		iShares Global Consumer Discretionary ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/25	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,475,045	$3,354,418	$3,244,995	$3,380,112
Net realized gain	48,421,143	23,594,252	15,663,539	13,590,687
Net change in unrealized appreciation (depreciation)	(232,507)	53,662,779	(1,354,908)	28,205,623
Net increase in net assets resulting from operations	52,663,681	80,611,449	17,553,626	45,176,422
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,317,151)	(4,000,936)	(3,022,955)	(3,556,029)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	23,311,934	(59,473,162)	(25,239,731)	(77,966,973)
NET ASSETS
Total increase (decrease) in net assets	70,658,464	17,137,351	(10,709,060)	(36,346,580)
Beginning of year	273,677,516	256,540,165	268,570,070	304,916,650
End of year	$344,335,980	$273,677,516	$257,861,010	$268,570,070

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
45
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Global Consumer Staples ETF		iShares Global Energy ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/25	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$18,208,680	$30,082,704	$90,022,103	$92,734,927
Net realized gain	18,809,673	41,125,516	263,146,735	41,031,356
Net change in unrealized appreciation (depreciation)	17,959,610	(96,265,428)	(367,499,137)	243,453,311
Net increase (decrease) in net assets resulting from operations	54,977,963	(25,057,208)	(14,330,299)	377,219,594
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(18,965,318)	(32,801,353)	(100,951,338)	(82,209,822)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(182,819,811)	(609,074,187)	(1,429,072,695)	1,266,449,394
NET ASSETS
Total increase (decrease) in net assets	(146,807,166)	(666,932,748)	(1,544,354,332)	1,561,459,166
Beginning of year	869,746,358	1,536,679,106	3,360,235,305	1,798,776,139
End of year	$722,939,192	$869,746,358	$1,815,880,973	$3,360,235,305

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
46

Statements of Changes in Net Assets(continued)

	iShares Global Financials ETF		iShares Global Healthcare ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/25	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$10,482,563	$10,780,122	$56,262,617	$55,633,065
Net realized gain (loss)	34,466,584	(6,971,831)	1,943,388	268,429,184
Net change in unrealized appreciation (depreciation)	37,561,137	99,457,156	(102,782,617)	176,777,034
Net increase (decrease) in net assets resulting from operations	82,510,284	103,265,447	(44,576,612)	500,839,283
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,402,303)	(11,930,274)	(55,137,549)	(56,672,611)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(5,248,310)	(113,797,848)	(62,726,703)	(417,062,357)
NET ASSETS
Total increase (decrease) in net assets	65,859,671	(22,462,675)	(162,440,864)	27,104,315
Beginning of year	402,912,054	425,374,729	4,110,360,192	4,083,255,877
End of year	$468,771,725	$402,912,054	$3,947,919,328	$4,110,360,192

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
47
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Global Industrials ETF		iShares Global Materials ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/25	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$9,981,867	$6,918,914	$5,028,501	$7,763,376
Net realized gain (loss)	5,917,031	29,825,052	(6,071,836)	(4,949,670)
Net change in unrealized appreciation (depreciation)	24,059,442	74,686,942	(13,168,128)	21,468,944
Net increase (decrease) in net assets resulting from operations	39,958,340	111,430,908	(14,211,463)	24,282,650
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,572,641)	(7,992,250)	(6,897,407)	(8,736,928)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	343,133,251	131,179,158	(9,405,811)	(107,132,459)
NET ASSETS
Total increase (decrease) in net assets	372,518,950	234,617,816	(30,514,681)	(91,586,737)
Beginning of year	571,575,996	336,958,180	259,583,447	351,170,184
End of year	$944,094,946	$571,575,996	$229,068,766	$259,583,447

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
48

Statements of Changes in Net Assets(continued)

	iShares Global Tech ETF		iShares Global Utilities ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/25	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$21,131,916	$22,334,525	$4,557,633	$4,785,907
Net realized gain (loss)	615,853,351	315,883,453	701,836	(2,322,582)
Net change in unrealized appreciation (depreciation)	(553,829,811)	915,415,208	19,473,957	(2,190,208)
Net increase in net assets resulting from operations	83,155,456	1,253,633,186	24,733,426	273,117
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(22,084,963)	(22,141,169)	(4,406,525)	(4,697,007)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(172,992,721)	196,876,690	17,786,384	(7,699,045)
NET ASSETS
Total increase (decrease) in net assets	(111,922,228)	1,428,368,707	38,113,285	(12,122,935)
Beginning of year	4,605,984,878	3,177,616,171	124,033,449	136,156,384
End of year	$4,494,062,650	$4,605,984,878	$162,146,734	$124,033,449

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
49
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Global Comm Services ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$84.21	$64.14	$73.93	$80.09	$51.81
Net investment income(a)	1.12 (b)	0.83 (b)	0.71 (b)	0.74 (b)	0.66
Net realized and unrealized gain (loss)(c)	12.97	20.17	(9.72)	(5.42)	28.33
Net increase (decrease) from investment operations	14.09	21.00	(9.01)	(4.68)	28.99
Distributions from net investment income(d)	(1.30)	(0.93)	(0.78)	(1.48)	(0.71)
Net asset value, end of year	$97.00	$84.21	$64.14	$73.93	$80.09
Total Return(e)
Based on net asset value	16.76%(b)	33.04%(b)	(12.16)%(b)	(6.03)%(b)	56.20%
Ratios to Average Net Assets(f)
Total expenses	0.40%	0.41%	0.42%	0.43%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	0.40%	0.41%	0.41%	0.41%	N/A
Net investment income	1.20%(b)	1.17%(b)	1.18%(b)	0.89%(b)	0.96%
Supplemental Data
Net assets, end of year (000)	$344,336	$273,678	$256,540	$240,270	$320,380
Portfolio turnover rate(g)	21%	19%	14%	18%	13%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31,
2025, March 31, 2024, March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by $0.01, $0.01, $0.03 and $0.10.
• Total return by 0.02%, 0.02%, 0.05% and 0.15%.
• Ratio of net investment income to average net assets by 0.02%, 0.01%, 0.06% and 0.12%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
50

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$167.86	$145.20	$156.03	$162.55	$95.12
Net investment income(a)	2.19 (b)	1.63 (b)	1.58 (b)	1.02 (b)	1.06
Net realized and unrealized gain (loss)(c)	9.76	22.62	(11.15)	(5.95)	67.38
Net increase (decrease) from investment operations	11.95	24.25	(9.57)	(4.93)	68.44
Distributions from net investment income(d)	(1.97)	(1.59)	(1.26)	(1.59)	(1.01)
Net asset value, end of year	$177.84	$167.86	$145.20	$156.03	$162.55
Total Return(e)
Based on net asset value	7.19%(b)	16.82%(b)	(6.12)%(b)	(3.13)%(b)	72.21%
Ratios to Average Net Assets(f)
Total expenses	0.40%	0.41%	0.41%	0.40%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%	N/A	N/A	N/A	N/A
Net investment income	1.27%(b)	1.07%(b)	1.17%(b)	0.60%(b)	0.75%
Supplemental Data
Net assets, end of year (000)	$257,861	$268,570	$304,917	$358,865	$430,745
Portfolio turnover rate(g)	19%	13%	17%	12%	34%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025,
March 31, 2024, March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by $0.11, $0.02, $0.01 and $0.03.
• Total return by 0.07%, 0.02%, 0.00% and 0.02%.
• Ratio of net investment income to average net assets by 0.06%, 0.01%, 0.01% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
51
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$61.03	$61.84	$62.11	$58.11	$47.96
Net investment income(a)	1.48 (b)	1.51	1.29 (b)	1.37	1.34
Net realized and unrealized gain (loss)(c)	2.98	(0.55)	(0.38)	4.09	10.17
Net increase from investment operations	4.46	0.96	0.91	5.46	11.51
Distributions from net investment income(d)	(1.51)	(1.77)	(1.18)	(1.46)	(1.36)
Net asset value, end of year	$63.98	$61.03	$61.84	$62.11	$58.11
Total Return(e)
Based on net asset value	7.41%(b)	1.72%	1.56%(b)	9.42%	24.21%
Ratios to Average Net Assets(f)
Total expenses	0.40%	0.41%	0.41%	0.40%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%	N/A	N/A	N/A	N/A
Net investment income	2.38%(b)	2.50%	2.18%(b)	2.22%	2.46%
Supplemental Data
Net assets, end of year (000)	$722,939	$869,746	$1,536,679	$1,021,775	$525,907
Portfolio turnover rate(g)	20%	11%	13%	8%	7%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025 and
March 31, 2023 respectively:
• Net investment income per share by $0.03 and $0.00.
• Total return by 0.06% and 0.01%.
• Ratio of net investment income to average net assets by 0.05% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
52

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$42.91	$37.71	$36.12	$24.63	$17.06
Net investment income(a)	1.59 (b)	1.55	1.89 (b)	1.22	0.94
Net realized and unrealized gain (loss)(c)	(0.73)	5.00	1.56	11.37	7.62
Net increase from investment operations	0.86	6.55	3.45	12.59	8.56
Distributions from net investment income(d)	(1.74)	(1.35)	(1.86)	(1.10)	(0.99)
Net asset value, end of year	$42.03	$42.91	$37.71	$36.12	$24.63
Total Return(e)
Based on net asset value	2.31%(b)	17.88%	9.39%(b)	52.61%	51.36%
Ratios to Average Net Assets(f)
Total expenses	0.40%	0.41%	0.44%	0.40%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%	0.41%	0.41%	N/A	N/A
Net investment income	3.83%(b)	3.95%	5.03%(b)	4.33%	4.65%
Supplemental Data
Net assets, end of year (000)	$1,815,881	$3,360,235	$1,798,776	$2,280,843	$1,308,021
Portfolio turnover rate(g)	8%	7%	10%	6%	5%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025 and
March 31, 2023 respectively:
• Net investment income per share by $0.01 and $0.07.
• Total return by 0.04% and 0.24%.
• Ratio of net investment income to average net assets by 0.03% and 0.18%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
53
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$86.65	$69.17	$79.60	$73.29	$47.23
Net investment income(a)	2.33 (b)	1.93 (b)	2.19 (b)	1.65 (b)	1.36
Net realized and unrealized gain (loss)(c)	16.58	17.61	(10.01)	6.01	26.09
Net increase (decrease) from investment operations	18.91	19.54	(7.82)	7.66	27.45
Distributions from net investment income(d)	(2.53)	(2.06)	(2.61)	(1.35)	(1.39)
Net asset value, end of year	$103.03	$86.65	$69.17	$79.60	$73.29
Total Return(e)
Based on net asset value	22.29%(b)	28.85%(b)	(9.86)%(b)(f)	10.48%(b)	58.99%
Ratios to Average Net Assets(g)
Total expenses	0.41%	0.41%	0.42%	0.40%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	0.40%	0.41%	0.41%	0.40%	0.43%
Net investment income	2.49%(b)	2.61%(b)	3.12%(b)	2.07%(b)	2.28%
Supplemental Data
Net assets, end of year (000)	$468,772	$402,912	$425,375	$1,162,145	$472,743
Portfolio turnover rate(h)	7%	5%	13%	12%	4%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31,
2025, March 31, 2024, March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by $0.05, $0.01, $0.03 and $0.01.
• Total return by 0.06%, 0.01%, 0.06% and 0.02%.
• Ratio of net investment income to average net assets by 0.06%, 0.01%, 0.04% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been (9.92)% for the year ended March 31, 2023.

(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
54

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$93.10	$83.42	$87.41	$76.96	$60.95
Net investment income(a)	1.30 (b)	1.18 (b)	1.11 (b)	1.07	1.02
Net realized and unrealized gain (loss)(c)	(2.04)	9.70	(4.11)	10.39	15.96
Net increase (decrease) from investment operations	(0.74)	10.88	(3.00)	11.46	16.98
Distributions from net investment income(d)	(1.29)	(1.20)	(0.99)	(1.01)	(0.97)
Net asset value, end of year	$91.07	$93.10	$83.42	$87.41	$76.96
Total Return(e)
Based on net asset value	(0.78)%(b)	13.22%(b)	(3.44)%(b)	14.94%	28.03%
Ratios to Average Net Assets(f)
Total expenses	0.40%	0.41%	0.42%	0.40%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%	0.41%	0.41%	N/A	N/A
Net investment income	1.41%(b)	1.38%(b)	1.34%(b)	1.27%	1.41%
Supplemental Data
Net assets, end of year (000)	$3,947,919	$4,110,360	$4,083,256	$3,492,005	$2,705,201
Portfolio turnover rate(g)	5%	3%	3%	4%	5%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025,
March 31, 2024 and March 31, 2023 respectively:
• Net investment income per share by $0.04, $0.00 and $0.01.
• Total return by 0.04%, 0.01% and 0.01%.
• Ratio of net investment income to average net assets by 0.04%, 0.01% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
55
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$139.41	$114.22	$115.84	$115.74	$71.50
Net investment income(a)	1.89 (b)	1.80	1.77 (b)	1.53 (b)	1.32
Net realized and unrealized gain (loss)(c)	6.03	25.73	(1.65)	0.32	44.27
Net increase from investment operations	7.92	27.53	0.12	1.85	45.59
Distributions from net investment income(d)	(2.08)	(2.34)	(1.74)	(1.75)	(1.35)
Net asset value, end of year	$145.25	$139.41	$114.22	$115.84	$115.74
Total Return(e)
Based on net asset value	5.77%(b)	24.45%	0.22%(b)	1.54%(b)	64.27%
Ratios to Average Net Assets(f)
Total expenses	0.39%	0.41%	0.42%	0.41%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%	0.41%	0.41%	0.40%	0.43%
Net investment income	1.32%(b)	1.49%	1.69%(b)	1.27%(b)	1.34%
Supplemental Data
Net assets, end of year (000)	$944,095	$571,576	$336,958	$376,481	$422,466
Portfolio turnover rate(g)	4%	9%	9%	7%	8%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025,
March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by $0.06, $0.02 and $0.05.
• Total return by 0.03%, 0.01% and 0.05%.
• Ratio of net investment income to average net assets by 0.04%, 0.01% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
56

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$89.51	$83.61	$93.81	$86.59	$49.67
Net investment income(a)	1.83 (b)	2.29 (b)	2.60 (b)	3.16 (b)	2.07
Net realized and unrealized gain (loss)(c)	(7.01)	6.16	(9.00)	7.23	35.84
Net increase (decrease) from investment operations	(5.18)	8.45	(6.40)	10.39	37.91
Distributions from net investment income(d)	(2.52)	(2.55)	(3.80)	(3.17)	(0.99)
Net asset value, end of year	$81.81	$89.51	$83.61	$93.81	$86.59
Total Return(e)
Based on net asset value	(5.82)%(b)	10.40%(b)	(6.77)%(b)	12.19%(b)	76.78%
Ratios to Average Net Assets(f)
Total expenses	0.39%	0.42%	0.41%	0.40%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%	0.41%	0.41%	0.40%	N/A
Net investment income	2.13%(b)	2.79%(b)	3.20%(b)	3.48%(b)	2.76%
Supplemental Data
Net assets, end of year (000)	$229,069	$259,583	$351,170	$727,028	$722,999
Portfolio turnover rate(g)	8%	5%	9%	6%	4%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025,
March 31, 2024, March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by $0.01, $0.05, $0.00 and $0.01.
• Total return by 0.01%, 0.07%, 0.01% and 0.01%.
• Ratio of net investment income to average net assets by 0.01%, 0.06%, 0.00% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
57
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22(a)	Year Ended 03/31/21(a)
Net asset value, beginning of year	$74.96	$54.36	$57.86	$51.13	$30.49
Net investment income(b)	0.34	0.38	0.37 (c)	0.29 (c)	0.33
Net realized and unrealized gain (loss)(d)	0.85	20.60	(3.51)	6.81	20.62
Net increase (decrease) from investment operations	1.19	20.98	(3.14)	7.10	20.95
Distributions from net investment income(e)	(0.36)	(0.38)	(0.36)	(0.37)	(0.31)
Net asset value, end of year	$75.79	$74.96	$54.36	$57.86	$51.13
Total Return(f)
Based on net asset value	1.54%	38.70%	(5.34)%(c)	13.89%(c)	68.97%
Ratios to Average Net Assets(g)
Total expenses	0.39%	0.41%	0.41%	0.40%	0.43%
Net investment income	0.42%	0.59%	0.77%(c)	0.50%(c)	0.75%
Supplemental Data
Net assets, end of year (000)	$4,494,063	$4,605,985	$3,177,616	$5,001,963	$5,046,541
Portfolio turnover rate(h)	45%	11%	12%	7%	4%
(a) Per share amounts reflect a six-for-one stock split effective after the close of trading on July 16, 2021.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2023 and
March 31, 2022 respectively:
• Net investment income per share by $0.00 and $0.00.
• Total return by 0.01% and 0.01%.
• Ratio of net investment income to average net assets by 0.00% and 0.00%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
58

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$59.06	$60.51	$65.60	$60.51	$50.71
Net investment income(a)	2.03 (b)	2.13 (b)	1.86 (b)	1.81	1.71
Net realized and unrealized gain (loss)(c)	9.85	(1.49)	(5.06)	5.08	9.68
Net increase (decrease) from investment operations	11.88	0.64	(3.20)	6.89	11.39
Distributions from net investment income(d)	(1.94)	(2.09)	(1.89)	(1.80)	(1.59)
Net asset value, end of year	$69.00	$59.06	$60.51	$65.60	$60.51
Total Return(e)
Based on net asset value	20.45%(b)	1.15%(b)	(4.93)%(b)	11.59%	22.70%
Ratios to Average Net Assets(f)
Total expenses	0.39%	0.50%	0.43%	0.42%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%	0.41%	0.41%	N/A	N/A
Net investment income	3.11%(b)	3.67%(b)	3.06%(b)	2.91%	3.03%
Supplemental Data
Net assets, end of year (000)	$162,147	$124,033	$136,156	$180,402	$151,268
Portfolio turnover rate(g)	7%	6%	9%	9%	7%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025,
March 31, 2024 and March 31, 2023 respectively:
• Net investment income per share by $0.01, $0.31 and $0.06.
• Total return by 0.02%, 0.56% and 0.12%.
• Ratio of net investment income to average net assets by 0.02%, 0.53% and 0.11%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
59
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Global Comm Services	Non-diversified
Global Consumer Discretionary	Diversified
Global Consumer Staples	Diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Diversified
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Utilities	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Notes to Financial Statements
60

Notes to Financial Statements  (continued)
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
61
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Global Comm Services
BNP Paribas Securities Corp.	$887,944	$(868,430)	$—	$19,514(b)
Global Consumer Staples
Citigroup Global Markets, Inc.	$743,204	$(743,204)	$—	$—
Goldman Sachs & Co.	264,883	(264,883)	—	—
	$1,008,087	$(1,008,087)	$—	$—
Notes to Financial Statements
62

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Global Energy
HSBC Bank PLC	$794,994	$(794,994)	$—	$—
Global Healthcare
BofA Securities, Inc.	$2,118,168	$(2,118,168)	$—	$—
Jefferies LLC	1,161,647	(1,161,647)	—	—
State Street Bank & Trust Company	3,649,711	(3,649,711)	—	—
UBS Securities LLC	36,857	(36,857)	—	—
Wells Fargo Securities LLC	921,425	(921,425)	—	—
	$7,887,808	$(7,887,808)	$—	$—
Global Industrials
Barclays Bank PLC	$356,455	$(356,455)	$—	$—
BofA Securities, Inc.	3,154,058	(3,154,058)	—	—
Citigroup Global Markets Inc.	1,625,247	(1,625,247)	—	—
National Financial Services LLC	2,721,020	(2,721,020)	—	—
Wells Fargo Bank N.A.	390,471	(389,874)	—	597(b)
	$8,247,251	$(8,246,654)	$—	$597
Global Materials
Citigroup Global Markets Inc.	$29,956	$(29,956)	$—	$—
Morgan Stanley & Co. LLC	15,892	(15,892)	—	—
Wells Fargo Securities LLC	506,716	(506,716)	—	—
	$552,564	$(552,564)	$—	$—
Global Tech
BNP Paribas Securities Corp	$4,626,380	$(4,626,380)	$—	$—
Citigroup Global Markets, Inc.	1,310,274	(1,310,274)	—	—
J.P. Morgan Securities LLC	5,317,643	(5,317,643)	—	—
Morgan Stanley	3,608,503	(3,608,503)	—	—
SG Americas Securities LLC	1,428,219	(1,428,219)	—	—
Wells Fargo Bank N.A.	8,517,666	(8,517,666)	—	—
	$24,808,685	$(24,808,685)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of March 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
63
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $10 billion	0.4800%
Over $10 billion, up to and including $20 billion	0.4300
Over $20 billion, up to and including $30 billion	0.3800
Over $30 billion, up to and including $40 billion	0.3420
Over $40 billion	0.3078
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of iShares Global Comm Services ETF, iShares Global Healthcare ETF and iShares Global Tech ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025,  commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: each Group 1 Fund, pursuant to the securities lending agreement, retained  for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
64

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended March 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Global Comm Services	$1,110
Global Consumer Discretionary	492
Global Consumer Staples	449
Global Energy	2,911
Global Financials	6,653
Global Healthcare	15,530
Global Industrials	3,378
Global Materials	1,458
Global Tech	28,470
Global Utilities	27
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended March 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global Comm Services	$29,335,510	$17,310,603	$327,560
Global Consumer Discretionary	13,371,566	19,073,023	169,001
Global Consumer Staples	24,931,024	53,737,726	1,747,238
Global Energy	22,004,988	23,482,604	(2,610,607)
Global Financials	4,602,914	3,081,297	(438,916)
Global Healthcare	31,158,635	44,602,480	(28,705,727)
Global Industrials	5,076,445	5,530,457	(2,116,752)
Global Materials	2,601,166	1,536,924	(2,383,114)
Global Tech	735,762,281	648,969,881	108,491,494
Global Utilities	2,832,715	290,004	(33,256)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended March 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Global Comm Services	$90,012,957	$78,363,113
Global Consumer Discretionary	54,841,151	49,718,572
Global Consumer Staples	159,051,008	152,850,403
Global Energy	182,752,759	242,480,031
Global Financials	31,919,394	28,094,546
Global Healthcare	225,381,046	206,351,453
Global Industrials	33,864,638	28,168,617
Global Materials	17,741,520	18,702,886
Global Tech	2,211,684,624	2,198,402,452
Global Utilities	10,652,319	10,121,888
65
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For the year ended March 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Global Comm Services	$177,000,017	$166,166,697
Global Consumer Discretionary	65,851,457	95,991,923
Global Consumer Staples	56,261,432	244,696,357
Global Energy	293,735,529	1,667,503,877
Global Financials	155,469,585	164,568,961
Global Healthcare	250,927,258	336,033,488
Global Industrials	389,668,936	55,139,035
Global Materials	20,434,987	29,502,615
Global Tech	613,071,333	787,384,150
Global Utilities	39,211,367	22,016,747
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of March 31, 2025, permanent differences attributable to certain deemed distributions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Global Comm Services	$51,378,798	$ (51,378,798)
Global Consumer Discretionary	18,681,397	(18,681,397)
Global Consumer Staples	21,270,868	(21,270,868)
Global Energy	295,784,370	(295,784,370)
Global Financials	34,883,595	(34,883,595)
Global Healthcare	131,399,991	(131,399,991)
Global Industrials	14,389,968	(14,389,968)
Global Materials	(996,444)	996,444
Global Tech	491,042,861	(491,042,861)
Global Utilities	2,372,622	(2,372,622)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 03/31/25	Year Ended 03/31/24
Global Comm Services
Ordinary income	$5,317,151	$4,000,936
Global Consumer Discretionary
Ordinary income	$3,022,955	$3,556,029
Global Consumer Staples
Ordinary income	$18,965,318	$32,801,353
Global Energy
Ordinary income	$100,951,338	$82,209,822
Global Financials
Ordinary income	$11,402,303	$11,930,274
Global Healthcare
Ordinary income	$55,137,549	$56,672,611
Global Industrials
Ordinary income	$10,572,641	$7,992,250
Notes to Financial Statements
66

Notes to Financial Statements  (continued)
iShares ETF	Year Ended 03/31/25	Year Ended 03/31/24
Global Materials
Ordinary income	$6,897,407	$8,736,928
Global Tech
Ordinary income	$22,084,963	$22,141,169
Global Utilities
Ordinary income	$4,406,525	$4,697,007
As of March 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Global Comm Services	$657,068	$—	$(125,837,025)	$22,155,365	$(103,024,592)
Global Consumer Discretionary	915,606	—	(49,899,243)	(15,506,954)	(64,490,591)
Global Consumer Staples	3,486,811	—	(60,217,612)	(25,936,133)	(82,666,934)
Global Energy	17,740,489	—	(273,767,802)	(32,497,498)	(288,524,811)
Global Financials	2,296,869	—	(149,459,850)	68,219,981	(78,943,000)
Global Healthcare	19,846,113	—	(237,942,525)	528,470,208	310,373,796
Global Industrials	3,393,342	—	(45,663,899)	79,381,848	37,111,291
Global Materials	1,467,495	—	(105,070,193)	(40,901,065)	(144,503,763)
Global Tech	5,267,800	47,035,908	—	984,441,637	1,036,745,345
Global Utilities	1,100,721	—	(49,561,204)	(2,066,291)	(50,526,774)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended March 31, 2025, the iShares Global Tech ETF utilized $77,794,979 of its capital loss carryforwards.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Comm Services	$322,615,200	$44,749,860	$(22,594,420)	$22,155,440
Global Consumer Discretionary	272,949,117	23,831,327	(39,336,930)	(15,505,603)
Global Consumer Staples	747,036,447	79,444,817	(105,388,586)	(25,943,769)
Global Energy	1,845,141,782	114,183,982	(146,671,225)	(32,487,243)
Global Financials	398,075,790	86,858,873	(18,622,398)	68,236,475
Global Healthcare	3,412,934,848	799,914,506	(271,511,132)	528,403,374
Global Industrials	869,677,932	121,639,461	(42,257,264)	79,382,197
Global Materials	269,636,832	22,793,869	(63,689,357)	(40,895,488)
Global Tech	3,531,595,197	1,068,686,475	(84,232,354)	984,454,121
Global Utilities	164,604,449	17,827,265	(19,893,101)	(2,065,836)
9. LINE OF CREDIT
The iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum
67
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended March 31, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic
Notes to Financial Statements
68

Notes to Financial Statements  (continued)
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 03/31/25		Year Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
Global Comm Services
Shares sold	2,100,000	$192,466,003	1,050,000	$70,803,943
Shares redeemed	(1,800,000)	(169,154,069)	(1,800,000)	(130,277,105)
	300,000	$23,311,934	(750,000)	$(59,473,162)
Global Consumer Discretionary
Shares sold	400,000	$72,601,893	500,000	$75,030,094
Shares redeemed	(550,000)	(97,841,624)	(1,000,000)	(152,997,067)
	(150,000)	$(25,239,731)	(500,000)	$(77,966,973)
Global Consumer Staples
Shares sold	1,050,000	$66,639,917	1,550,000	$95,917,046
Shares redeemed	(4,000,000)	(249,459,728)	(12,150,000)	(704,991,233)
	(2,950,000)	$(182,819,811)	(10,600,000)	$(609,074,187)
Global Energy
Shares sold	7,350,000	$312,664,052	35,850,000	$1,467,497,318
Shares redeemed	(42,450,000)	(1,741,736,747)	(5,250,000)	(201,047,924)
	(35,100,000)	$(1,429,072,695)	30,600,000	$1,266,449,394
Global Financials
Shares sold	1,700,000	$166,167,271	150,000	$10,829,795
Shares redeemed	(1,800,000)	(171,415,581)	(1,650,000)	(124,627,643)
	(100,000)	$(5,248,310)	(1,500,000)	$(113,797,848)
69
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 03/31/25		Year Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
Global Healthcare
Shares sold	2,950,000	$277,947,889	4,350,000	$370,453,969
Shares redeemed	(3,750,000)	(340,674,592)	(9,150,000)	(787,516,326)
	(800,000)	$(62,726,703)	(4,800,000)	$(417,062,357)
Global Industrials
Shares sold	2,800,000	$399,453,063	3,400,000	$397,639,289
Shares redeemed	(400,000)	(56,319,812)	(2,250,000)	(266,460,131)
	2,400,000	$343,133,251	1,150,000	$131,179,158
Global Materials
Shares sold	250,000	$20,824,952	—	$11,870
Shares redeemed	(350,000)	(30,230,763)	(1,300,000)	(107,144,329)
	(100,000)	$(9,405,811)	(1,300,000)	$(107,132,459)
Global Tech
Shares sold	8,700,000	$704,430,022	11,000,000	$731,982,412
Shares redeemed	(10,850,000)	(877,422,743)	(8,000,000)	(535,105,722)
	(2,150,000)	$(172,992,721)	3,000,000	$196,876,690
Global Utilities
Shares sold	600,000	$40,326,664	250,000	$14,846,670
Shares redeemed	(350,000)	(22,540,280)	(400,000)	(22,545,715)
	250,000	$17,786,384	(150,000)	$(7,699,045)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares Global Comm Services ETF, iShares Global Consumer Staples ETF and iShares Global Utilities ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of March 31, 2025, are $4,172 or $0.00 per share, $7,000 or $0.00 per share and $6,705 or $0.00 per share, respectively.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of March 31, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
Notes to Financial Statements
70

Notes to Financial Statements  (continued)
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares Global Materials ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
The iShares Global Comm Services ETF, iShares Global Financials ETF, iShares Global Industrials ETF and iShares Global Utilities ETF are seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Funds paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Funds have accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
On May 7, 2025, the iShares Global Comm Services ETF and iShares Global Energy ETF completed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2023, and the related tax compliance fee, including interest, was paid to the IRS.
71
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares Global Comm Services ETF
iShares Global Consumer Discretionary ETF
iShares Global Consumer Staples ETF
iShares Global Energy ETF
iShares Global Financials ETF
iShares Global Healthcare ETF
iShares Global Industrials ETF
iShares Global Materials ETF
iShares Global Tech ETF
iShares Global Utilities ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
72

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2025:
iShares ETF	Qualified Dividend Income
Global Comm Services	$5,700,653
Global Consumer Discretionary	4,071,576
Global Consumer Staples	21,368,060
Global Energy	102,134,891
Global Financials	11,710,076
Global Healthcare	72,495,583
Global Industrials	12,838,264
Global Materials	7,435,698
Global Tech	35,934,483
Global Utilities	5,154,612
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended March 31, 2025:
iShares ETF	20% Rate Long-Term Capital Gain Dividends
Global Tech	$7,663,419
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended March 31, 2025:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Global Materials	$4,836,295	$183,074
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Global Comm Services	77.54%
Global Consumer Discretionary	50.74%
Global Consumer Staples	66.11%
Global Energy	50.31%
Global Financials	33.62%
Global Healthcare	80.93%
Global Industrials	59.27%
Global Materials	41.08%
Global Tech	100.00%
Global Utilities	65.70%
73
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Global Consumer Staples ETF and iShares Global Energy ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.
Additional Information
74

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Global Consumer Staples ETF and iShares Global Energy ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
75
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
Glossary of Terms Used in this Report
76

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares Asia 50 ETF | AIA | NASDAQ
• iShares Blockchain and Tech ETF | IBLC | NYSE Arca
• iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
• iShares Europe ETF | IEV | NYSE Arca
• iShares Future AI & Tech ETF | ARTY | NYSE Arca
• iShares Future Metaverse Tech and Communications ETF | IVRS | NYSE Arca
• iShares India 50 ETF | INDY | NASDAQ
• iShares International Developed Small Cap Value Factor ETF | ISVL | Cboe BZX Exchange
• iShares International Dividend Growth ETF | IGRO | Cboe BZX Exchange
• iShares Latin America 40 ETF | ILF | NYSE Arca

Schedule of Investments
March 31, 2025
iShares® Asia 50 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 45.4%
Agricultural Bank of China Ltd., Class H	7,609,000	$4,582,342
Alibaba Group Holding Ltd.	3,720,400	61,557,616
ANTA Sports Products Ltd.	312,400	3,434,838
Baidu Inc., Class A(a)	596,950	6,890,083
Bank of China Ltd., Class H	20,994,000	12,679,384
BYD Co. Ltd., Class H	295,000	14,937,773
China Construction Bank Corp., Class H	24,146,960	21,398,179
China Merchants Bank Co. Ltd., Class H	908,000	5,383,493
China Petroleum & Chemical Corp., Class H	5,780,000	3,049,543
Industrial & Commercial Bank of China Ltd., Class H	18,118,115	12,928,736
JD.com Inc., Class A	498,550	10,255,941
Kuaishou Technology(a)(b)	668,200	4,685,793
Li Auto Inc., Class A(a)	305,600	3,851,290
Meituan, Class B(a)(b)	1,357,180	27,309,808
NetEase Inc.	435,700	8,950,415
PetroChina Co. Ltd., Class H	5,072,000	4,112,163
Ping An Insurance Group Co. of China Ltd., Class H	871,500	5,201,941
Tencent Holdings Ltd.	1,432,900	91,556,440
Trip.com Group Ltd.	133,600	8,492,523
Xiaomi Corp., Class B(a)(b)	3,512,200	22,224,254
		333,482,555
Hong Kong — 6.0%
AIA Group Ltd.	2,652,200	20,076,802
CK Hutchison Holdings Ltd.	669,148	3,771,944
Hong Kong Exchanges & Clearing Ltd.	283,300	12,602,375
Sun Hung Kai Properties Ltd.	374,500	3,568,105
Techtronic Industries Co. Ltd.	324,000	3,882,905
		43,902,131
Singapore — 6.0%
DBS Group Holdings Ltd.	501,360	17,217,361
Oversea-Chinese Banking Corp. Ltd.	910,374	11,667,373
Singapore Telecommunications Ltd.	1,839,600	4,665,872
United Overseas Bank Ltd.	363,300	10,251,058
		43,801,664
South Korea — 10.9%
Celltrion Inc.	36,058	4,165,256
Hyundai Motor Co.	33,217	4,486,616
KB Financial Group Inc.	86,116	4,667,807
Kia Corp.	58,362	3,691,318
NAVER Corp.	37,533	4,904,951
POSCO Holdings Inc.	18,518	3,531,540
Samsung Biologics Co. Ltd.(a)(b)	4,444	3,084,183
Samsung Electronics Co. Ltd.	776,087	30,768,327
Shinhan Financial Group Co. Ltd.	113,375	3,628,323
SK Hynix Inc.	129,470	17,259,124
		80,187,445
Taiwan — 30.5%
ASE Technology Holding Co. Ltd.	828,000	3,638,827
Security	Shares	Value
Taiwan (continued)
Cathay Financial Holding Co. Ltd.	2,327,235	$4,342,703
Chunghwa Telecom Co. Ltd.	874,551	3,397,527
CTBC Financial Holding Co. Ltd.	4,715,359	5,669,418
Delta Electronics Inc.	462,000	5,109,837
Fubon Financial Holding Co. Ltd.	2,134,419	5,550,076
Hon Hai Precision Industry Co. Ltd.	3,024,052	13,640,857
MediaTek Inc.	398,112	17,158,804
Quanta Computer Inc.	668,000	4,647,706
Taiwan Semiconductor Manufacturing Co. Ltd.	5,589,343	157,412,568
United Microelectronics Corp.	2,694,000	3,766,808
		224,335,131
Total Common Stocks — 98.8% (Cost: $571,717,628)		725,708,926
Preferred Stocks
South Korea — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	5,395	543,443
Series 2, Preference Shares, NVS	8,977	910,692
Samsung Electronics Co. Ltd., Preference Shares, NVS	132,645	4,293,370
		5,747,505
Total Preferred Stocks — 0.8% (Cost: $5,487,375)		5,747,505
Total Long-Term Investments — 99.6% (Cost: $577,205,003)		731,456,431
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)(d)	360,000	360,000
Total Short-Term Securities — 0.0% (Cost: $360,000)		360,000
Total Investments — 99.6% (Cost: $577,565,003)		731,816,431
Other Assets Less Liabilities — 0.4%		2,792,798
Net Assets — 100.0%		$734,609,229

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Asia 50 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,133,425	$—	$(3,133,075)(b)	$232	$(582)	$—	—	$14,685 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	800,000	—	(440,000)(b)	—	—	360,000	360,000	29,079	—
				$232	$(582)	$360,000		$43,764	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	18	04/29/25	$1,275	$(59,702)
MSCI China Index	51	06/20/25	1,505	(54,062)
				$(113,764)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$113,764	$—	$—	$—	$113,764

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$180,961	$—	$—	$—	$180,961
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(92,363)	$—	$—	$—	$(92,363)
Schedule of Investments

Schedule of Investments (continued)
March 31, 2025
iShares® Asia 50 ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$13,359,614
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$725,708,926	$—	$725,708,926
Preferred Stocks	—	5,747,505	—	5,747,505
Short-Term Securities
Money Market Funds	360,000	—	—	360,000
	$360,000	$731,456,431	$—	$731,816,431
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(113,764)	$—	$(113,764)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2025
iShares® Blockchain and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Capital Markets — 16.8%
Bitcoin Group SE	3,266	$111,247
Coinbase Global Inc., Class A(a)	18,708	3,222,079
Galaxy Digital Holdings Ltd.(a)(b)	101,024	1,064,962
OSL Group Ltd.(a)	100,500	114,097
Robinhood Markets Inc., Class A(a)	6,385	265,744
Voyager Digital Ltd.(a)(c)	57,043	1
		4,778,130
Financial Services — 7.6%
Block Inc.(a)	4,721	256,492
Mastercard Inc., Class A	2,480	1,359,338
PayPal Holdings Inc.(a)	8,542	557,365
		2,173,195
Insurance — 0.3%
Poste Italiane SpA(d)	4,001	71,379
Interactive Media & Services — 4.7%
LY Corp.	22,900	77,543
Tencent Holdings Ltd.	19,800	1,265,139
		1,342,682
IT Services — 8.1%
Applied Digital Corp., NVS(a)(b)	164,236	923,007
International Business Machines Corp.	5,185	1,289,302
NTT Data Group Corp.	5,000	90,575
		2,302,884
Media — 0.4%
Fox Corp., Class A, NVS	1,879	106,351
Semiconductors & Semiconductor Equipment — 10.0%
Advanced Micro Devices Inc.(a)	13,518	1,388,839
Cambricon Technologies Corp. Ltd., Class A(a)	1,706	147,373
Nvidia Corp.	12,033	1,304,137
		2,840,349
Software — 51.1%
Bit Digital Inc.(a)(b)	144,573	292,038
Bitdeer Technologies Group, Class A, NVS(a)(b)	84,351	744,819
Bitfarms Ltd./Canada(a)(b)	349,095	275,157
Cipher Mining Inc.(a)	239,784	551,503
Cleanspark Inc.(a)(b)	262,032	1,760,855
Core Scientific Inc.(a)	247,443	1,791,487
Exodus Movement Inc., Class A(a)	6,535	298,911
Security	Shares	Value
Software (continued)
Hive Digital Technologies Ltd., NVS(a)(b)	149,026	$216,088
Hut 8 Corp., NVS(a)(b)	99,985	1,161,826
IREN Ltd.(a)(b)	193,731	1,179,822
MARA Holdings Inc.(a)(b)	253,938	2,920,287
Neptune Digital Assets Corp.(a)	76,798	84,320
Northern Data AG(a)(b)	4,760	124,527
Riot Platforms Inc.(a)(b)	313,287	2,230,603
Terawulf Inc.(a)(b)	273,728	747,277
The9 Ltd., ADR(a)	8,651	129,852
		14,509,372
Technology Hardware, Storage & Peripherals — 0.8%
Canaan Inc., ADR(a)(b)	257,496	226,030
Total Long-Term Investments — 99.8% (Cost: $29,752,487)		28,350,372
Short-Term Securities
Money Market Funds — 42.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	11,971,492	11,977,477
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(e)(f)	30,000	30,000
Total Short-Term Securities — 42.3% (Cost: $12,006,533)		12,007,477
Total Investments — 142.1% (Cost: $41,759,020)		40,357,849
Liabilities in Excess of Other Assets — (42.1)%		(11,949,701)
Net Assets — 100.0%		$28,408,148

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
March 31, 2025
iShares® Blockchain and Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,894,621	$9,082,652 (a)	$—	$(191)	$395	$11,977,477	11,971,492	$70,545 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	30,000 (a)	—	—	—	30,000	30,000	1,788	—
				$(191)	$395	$12,007,477		$72,333	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	3	06/20/25	$30	$(509)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$509	$—	$—	$—	$509

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(5,593)	$—	$—	$—	$(5,593)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(509)	$—	$—	$—	$(509)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$52,365
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Blockchain and Tech ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$26,348,491	$2,001,880	$1	$28,350,372
Short-Term Securities
Money Market Funds	12,007,477	—	—	12,007,477
	$38,355,968	$2,001,880	$1	$40,357,849
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(509)	$—	$—	$(509)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
March 31, 2025
iShares® Emerging Markets Infrastructure ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 18.8%
CCR SA	112,514	$229,506
Centrais Eletricas Brasileiras SA, ADR	66,310	470,801
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	33,291	594,577
Ultrapar Participacoes SA, ADR	96,524	297,294
		1,592,178
China — 36.9%
Anhui Expressway Co. Ltd., Class H	46,000	64,672
Beijing Capital International Airport Co. Ltd., Class H(a)	214,000	77,414
CGN Power Co. Ltd., Class H(b)	812,000	254,237
China Gas Holdings Ltd.	193,600	176,531
China Longyuan Power Group Corp. Ltd., Class H	241,000	193,375
China Merchants Port Holdings Co. Ltd.	134,000	230,404
China Oilfield Services Ltd., Class H	242,000	200,226
China Resources Gas Group Ltd.	65,600	195,704
China Resources Power Holdings Co. Ltd.	140,000	333,042
China Suntien Green Energy Corp. Ltd., Class H	245,000	119,871
Cosco Shipping Energy Transportation Co. Ltd., Class H	172,000	139,254
COSCO Shipping Ports Ltd.	146,000	87,951
Guangdong Investment Ltd.	204,000	150,192
Huaneng Power International Inc., Class H	298,000	172,872
Jiangsu Expressway Co. Ltd., Class H	138,000	163,867
Kunlun Energy Co. Ltd.	264,000	257,973
Shenzhen International Holdings Ltd.	153,499	155,255
Zhejiang Expressway Co. Ltd., Class H	184,000	150,193
		3,123,033
Mexico — 20.2%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	3,917	307,994
Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,612	855,572
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,984	543,259
		1,706,825
Qatar — 5.5%
Qatar Gas Transport Co. Ltd.	361,423	462,530
South Korea — 3.3%
Korea Electric Power Corp., ADR(a)	37,334	276,645
Security	Shares	Value
Thailand — 6.4%
Airports of Thailand PCL, NVDR	487,200	$544,444
United Arab Emirates — 5.6%
ADNOC Drilling Co. PJSC	340,823	476,948
Total Common Stocks — 96.7% (Cost: $8,215,261)		8,182,603
Preferred Stocks
Brazil — 2.9%
Cia Energetica de Minas Gerais, Preference Shares, ADR	138,500	243,760
Total Preferred Stocks — 2.9% (Cost: $217,221)		243,760
Total Long-Term Investments — 99.6% (Cost: $8,432,482)		8,426,363
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)(d)	30,000	30,000
Total Short-Term Securities — 0.3% (Cost: $30,000)		30,000
Total Investments — 99.9% (Cost: $8,462,482)		8,456,363
Other Assets Less Liabilities — 0.1%		5,305
Net Assets — 100.0%		$8,461,668

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,658,194	$—	$(1,658,400)(b)	$(27)	$233	$—	—	$6,349 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	0 (b)	—	—	—	30,000	30,000	1,157	—
				$(27)	$233	$30,000		$7,506	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Emerging Markets Infrastructure ETF

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$14,192	$—	$—	$—	$14,192
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(67)	$—	$—	$—	$(67)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$124,355
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,882,919	$3,299,684	$—	$8,182,603
Preferred Stocks	243,760	—	—	243,760
Short-Term Securities
Money Market Funds	30,000	—	—	30,000
	$5,156,679	$3,299,684	$—	$8,456,363
See notes to financial statements.
Schedule of Investments

Schedule of Investments
March 31, 2025
iShares® Europe ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.3%
Erste Group Bank AG	57,423	$3,972,010
OMV AG	24,408	1,256,923
Verbund AG	15,133	1,070,978
		6,299,911
Belgium — 1.4%
Ageas SA	30,349	1,819,219
Anheuser-Busch InBev SA	156,915	9,647,356
Argenx SE(a)	10,588	6,247,933
Groupe Bruxelles Lambert NV	14,238	1,062,420
KBC Group NV	46,085	4,200,350
Syensqo SA	13,084	892,885
UCB SA	20,876	3,675,524
		27,545,687
Denmark — 3.5%
AP Moller - Maersk A/S, Class A	453	775,993
AP Moller - Maersk A/S, Class B, NVS	745	1,296,619
Carlsberg A/S, Class B	16,312	2,064,736
Coloplast A/S, Class B	21,658	2,271,568
Danske Bank A/S	119,494	3,911,205
DSV A/S	34,446	6,661,204
Genmab A/S(a)	11,483	2,237,121
GN Store Nord A/S(a)	25,392	397,180
Novo Nordisk A/S, Class B	549,923	37,602,798
Novonesis (Novozymes) B, Class B	60,755	3,537,549
Orsted A/S(a)(b)	32,803	1,432,543
Pandora A/S	14,134	2,166,194
Tryg A/S	60,764	1,445,482
Vestas Wind Systems A/S(a)	175,551	2,428,659
Zealand Pharma A/S(a)	11,107	834,074
		69,062,925
Finland — 1.6%
Elisa OYJ	25,969	1,265,859
Fortum OYJ	75,499	1,236,333
Kesko OYJ, Class B	46,380	948,027
Kone OYJ, Class B	68,814	3,796,856
Metso OYJ	126,612	1,312,741
Neste OYJ	74,320	687,403
Nokia OYJ	920,968	4,850,545
Nordea Bank Abp	611,973	7,805,698
Sampo OYJ, Class A	451,046	4,322,449
Stora Enso OYJ, Class R	106,241	1,006,768
UPM-Kymmene OYJ	92,082	2,470,403
Wartsila OYJ Abp	83,487	1,489,695
		31,192,777
France — 16.8%
Accor SA	31,848	1,452,436
Air Liquide SA	100,644	19,116,831
Airbus SE	107,630	18,952,093
Alstom SA(a)	59,110	1,309,326
ArcelorMittal SA	77,689	2,244,168
Arkema SA	10,814	828,040
AXA SA	301,621	12,886,979
BNP Paribas SA	174,529	14,587,015
Bouygues SA	31,607	1,245,958
Bureau Veritas SA	50,178	1,522,404
Capgemini SE	27,115	4,074,246
Carrefour SA	84,748	1,212,057
Cie de Saint-Gobain SA	88,064	8,772,649
Cie Generale des Etablissements Michelin SCA	122,647	4,310,619
Security	Shares	Value
France (continued)
Credit Agricole SA	172,216	$3,135,544
Danone SA	110,311	8,437,160
Dassault Systemes SE	114,298	4,351,633
Edenred SE	43,329	1,408,039
Eiffage SA	12,435	1,447,791
Engie SA	305,092	5,944,966
EssilorLuxottica SA	50,329	14,503,231
Eurofins Scientific SE	22,864	1,219,628
Euronext NV(b)	16,824	2,441,701
Gecina SA	9,106	854,448
Getlink SE	56,020	967,514
Hermes International SCA	5,886	15,486,760
Kering SA	12,297	2,558,270
Legrand SA	45,813	4,851,756
L'Oreal SA	40,117	14,911,195
LVMH Moet Hennessy Louis Vuitton SE	44,454	27,529,391
Orange SA	320,164	4,147,447
Pernod Ricard SA	34,097	3,368,531
Publicis Groupe SA	40,141	3,787,247
Renault SA	31,786	1,610,167
Safran SA	58,821	15,486,587
Sanofi SA	191,844	21,241,318
Sartorius Stedim Biotech	4,758	942,640
Schneider Electric SE	94,385	21,788,330
Societe Generale SA	126,202	5,693,462
Sodexo SA	13,919	894,006
Teleperformance SE	9,868	992,238
Thales SA	15,255	4,055,105
TotalEnergies SE	389,326	25,085,413
Unibail-Rodamco-Westfield, New	18,254	1,539,002
Veolia Environnement SA	111,718	3,842,182
Vinci SA	88,428	11,147,243
		328,184,766
Germany — 14.4%
adidas AG	28,974	6,833,819
Allianz SE, Registered	67,393	25,791,947
BASF SE	155,697	7,804,906
Bayer AG, Registered	170,912	4,097,091
Bayerische Motoren Werke AG	48,584	3,917,681
Beiersdorf AG	16,977	2,193,155
Brenntag SE	22,872	1,482,507
Commerzbank AG	171,023	3,913,854
Continental AG	19,205	1,354,332
Covestro AG(a)(b)	33,578	2,138,938
Daimler Truck Holding AG	86,754	3,514,366
Delivery Hero SE, Class A(a)(b)	36,593	877,413
Deutsche Bank AG, Registered	340,174	8,108,776
Deutsche Boerse AG	32,849	9,692,412
Deutsche Post AG, Registered	160,112	6,874,129
Deutsche Telekom AG, Registered	599,343	22,127,724
E.ON SE	393,032	5,932,713
Fresenius Medical Care AG	35,481	1,765,534
Fresenius SE & Co. KGaA(a)	73,318	3,130,211
GEA Group AG	27,274	1,657,956
Hannover Rueck SE	10,511	3,132,882
Heidelberg Materials AG	23,293	4,015,189
Henkel AG & Co. KGaA	17,134	1,234,433
Infineon Technologies AG	228,543	7,618,452
LEG Immobilien SE	12,922	913,400
Mercedes-Benz Group AG	121,327	7,166,987
Merck KGaA	22,359	3,076,819
MTU Aero Engines AG	9,435	3,278,403

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,391	$14,776,578
Puma SE	18,150	442,719
Qiagen NV	37,394	1,485,573
Rheinmetall AG	7,595	10,867,855
RWE AG	117,089	4,180,606
SAP SE	178,002	47,695,564
Siemens AG, Registered	131,189	30,297,603
Siemens Energy AG(a)	99,166	5,878,755
Siemens Healthineers AG(b)	52,939	2,856,077
Symrise AG, Class A	23,303	2,415,915
Volkswagen AG	5,054	527,970
Vonovia SE	142,470	3,833,910
Zalando SE(a)(b)	37,115	1,287,345
		280,192,499
Ireland — 0.6%
AIB Group PLC	288,406	1,862,875
Bank of Ireland Group PLC	179,125	2,116,418
Kerry Group PLC, Class A	26,327	2,756,824
Kingspan Group PLC	26,889	2,172,045
Ryanair Holdings PLC	98,825	1,997,040
		10,905,202
Italy — 4.5%
Banco BPM SpA	258,954	2,635,124
Enel SpA	1,345,774	10,909,522
Eni SpA	378,170	5,848,972
Ferrari NV	21,206	9,056,240
FinecoBank Banca Fineco SpA	105,337	2,086,365
Generali	188,915	6,636,409
Intesa Sanpaolo SpA	2,723,314	14,035,047
Leonardo SpA	70,580	3,437,162
Mediobanca Banca di Credito Finanziario SpA	103,201	1,935,810
Moncler SpA	40,308	2,482,854
Nexi SpA(a)(b)	143,842	767,180
Prysmian SpA	51,886	2,856,168
Snam SpA	353,770	1,834,238
Stellantis NV	369,296	4,142,050
Telecom Italia SpA/Milano(a)	1,903,854	643,120
Tenaris SA, NVS	78,946	1,544,873
Terna - Rete Elettrica Nazionale	244,092	2,205,926
UniCredit SpA	271,078	15,216,173
		88,273,233
Netherlands — 6.4%
ABN AMRO Bank NV, CVA(b)	74,051	1,560,356
Adyen NV(a)(b)	5,457	8,364,463
Aegon Ltd.	199,103	1,307,674
Akzo Nobel NV	29,289	1,803,783
ASM International NV	8,109	3,695,214
ASML Holding NV	68,730	45,483,665
ASR Nederland NV	26,515	1,524,284
BE Semiconductor Industries NV	13,158	1,375,095
DSM-Firmenich AG	36,336	3,597,193
EXOR NV, NVS	15,504	1,407,966
Heineken Holding NV	19,094	1,381,903
Heineken NV	47,846	3,901,378
IMCD NV	10,395	1,383,382
ING Groep NV	549,757	10,770,453
Koninklijke Ahold Delhaize NV	161,537	6,034,219
Koninklijke KPN NV	578,039	2,448,373
Koninklijke Philips NV(a)	139,634	3,554,817
NN Group NV	49,494	2,754,130
Security	Shares	Value
Netherlands (continued)
Prosus NV	243,314	$11,304,157
Randstad NV	21,250	883,283
Universal Music Group NV	137,175	3,787,813
Wolters Kluwer NV	41,387	6,443,797
		124,767,398
Norway — 0.9%
Aker BP ASA	55,656	1,319,551
DNB Bank ASA	151,013	3,973,554
Equinor ASA	134,801	3,559,923
Kongsberg Gruppen ASA	15,011	2,200,840
Mowi ASA	78,149	1,448,678
Norsk Hydro ASA	236,859	1,369,279
Orkla ASA	126,085	1,382,709
Telenor ASA	108,463	1,549,824
Yara International ASA	29,447	888,284
		17,692,642
Portugal — 0.2%
EDP SA	533,326	1,794,645
Galp Energia SGPS SA	74,865	1,311,634
Jeronimo Martins SGPS SA	48,804	1,034,326
		4,140,605
Singapore — 0.1%
STMicroelectronics NV, New(c)	113,661	2,491,183
Spain — 4.9%
ACS Actividades de Construccion y Servicios SA	33,052	1,891,673
Aena SME SA(b)	12,979	3,044,924
Amadeus IT Group SA	78,695	6,026,697
Banco Bilbao Vizcaya Argentaria SA	1,005,855	13,727,475
Banco de Sabadell SA	957,099	2,687,203
Banco Santander SA	2,645,039	17,819,387
CaixaBank SA	680,932	5,304,277
Cellnex Telecom SA(b)	102,339	3,638,022
Enagas SA	38,721	557,441
Endesa SA	55,624	1,473,582
Ferrovial SE	85,893	3,841,798
Grifols SA(a)	41,950	373,478
Iberdrola SA	1,022,203	16,506,610
Industria de Diseno Textil SA	195,718	9,745,164
Naturgy Energy Group SA	22,671	630,504
Redeia Corp. SA	58,427	1,172,704
Repsol SA	203,891	2,707,167
Telefonica SA	842,019	3,968,755
		95,116,861
Sweden — 4.8%
AddTech AB, Class B	45,305	1,326,872
Alfa Laval AB	50,517	2,165,922
Assa Abloy AB, Class B	171,683	5,154,136
Atlas Copco AB, Class A	444,324	7,097,378
Atlas Copco AB, Class B	271,831	3,822,519
Boliden AB	47,717	1,565,721
Epiroc AB, Class A	109,547	2,205,655
Epiroc AB, Class B	67,615	1,190,921
EQT AB	63,464	1,935,209
Essity AB, Class B	105,128	2,986,814
Evolution AB(b)	33,005	2,459,175
Getinge AB, Class B	39,500	851,374
H & M Hennes & Mauritz AB, Class B	99,100	1,307,136
Hexagon AB, Class B	355,688	3,802,221
Industrivarden AB, Class A	25,312	930,013
Industrivarden AB, Class C	27,957	1,027,060
Schedule of Investments

Schedule of Investments (continued)
March 31, 2025
iShares® Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Investor AB, Class A	97,960	$2,918,366
Investor AB, Class B	318,212	9,490,379
Lifco AB, Class B	35,986	1,276,560
Nibe Industrier AB, Class B	261,714	995,431
Saab AB, Class B	56,493	2,221,272
Sandvik AB	186,639	3,925,295
Skandinaviska Enskilda Banken AB, Class A	288,652	4,748,689
Skanska AB, Class B	62,375	1,376,681
SKF AB, Class B	64,350	1,303,638
SSAB AB, Class B	106,661	649,900
Svenska Cellulosa AB SCA, Class B	103,064	1,359,846
Svenska Handelsbanken AB, Class A	273,634	3,092,479
Swedbank AB, Class A	158,019	3,598,799
Tele2 AB, Class B	97,082	1,309,165
Telefonaktiebolaget LM Ericsson, Class B	533,839	4,153,668
Telia Co. AB	417,204	1,506,231
Trelleborg AB, Class B	33,721	1,254,138
Volvo AB, Class B	276,332	8,107,124
		93,115,787
Switzerland — 15.0%
ABB Ltd., Registered	278,922	14,391,797
Adecco Group AG, Registered	28,787	865,644
Alcon AG	87,185	8,272,549
Baloise Holding AG, Registered	8,162	1,713,001
Barry Callebaut AG, Registered	701	928,413
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	181	2,447,018
Chocoladefabriken Lindt & Spruengli AG, Registered	18	2,362,066
Cie Financiere Richemont SA, Class A, Registered	93,677	16,352,800
Geberit AG, Registered	5,842	3,659,934
Givaudan SA, Registered	1,374	5,898,555
Holcim AG	91,597	9,857,041
Julius Baer Group Ltd.	36,173	2,507,368
Kuehne + Nagel International AG, Registered	9,392	2,168,902
Logitech International SA, Registered	26,950	2,283,613
Lonza Group AG, Registered	12,589	7,777,103
Nestle SA, Registered	457,123	46,195,295
Novartis AG, Registered	344,117	38,221,006
Partners Group Holding AG	3,808	5,419,553
Roche Holding AG, Bearer	5,035	1,747,700
Roche Holding AG, NVS	122,601	40,351,373
Sandoz Group AG	76,942	3,226,489
Schindler Holding AG, Participation Certificates, NVS	7,051	2,209,865
Schindler Holding AG, Registered	3,498	1,060,077
SGS SA	26,692	2,659,556
SIG Group AG	60,052	1,110,323
Sika AG, Registered	27,918	6,800,383
Sonova Holding AG, Registered	8,590	2,508,111
Straumann Holding AG	20,314	2,459,293
Swatch Group AG (The), Bearer	4,891	843,436
Swatch Group AG (The), Registered	9,483	327,313
Swiss Life Holding AG, Registered	4,947	4,513,195
Swiss Prime Site AG, Registered	13,211	1,621,229
Swiss Re AG	51,135	8,702,097
Swisscom AG, Registered	4,458	2,568,930
Temenos AG, Registered	11,381	883,645
UBS Group AG, Registered	560,853	17,226,372
VAT Group AG(b)	4,758	1,715,077
Zurich Insurance Group AG	25,530	17,820,143
		291,676,265
Security	Shares	Value
United Kingdom — 23.6%
3i Group PLC	168,406	$7,918,552
Aberdeen Group PLC	328,760	659,318
Admiral Group PLC	46,202	1,705,781
Anglo American PLC	233,409	6,542,070
Antofagasta PLC	59,546	1,296,408
Ashtead Group PLC	75,778	4,097,070
Associated British Foods PLC	55,141	1,367,020
AstraZeneca PLC	270,522	39,724,708
Auto Trader Group PLC(b)	154,577	1,494,699
Aviva PLC	393,924	2,839,046
BAE Systems PLC	528,426	10,670,228
Barclays PLC	2,544,718	9,568,220
Barratt Redrow PLC	237,981	1,309,097
Berkeley Group Holdings PLC	17,618	819,978
BP PLC	2,821,676	15,833,692
British American Tobacco PLC	346,143	14,200,288
British Land Co. PLC (The)	167,736	803,105
BT Group PLC	1,000,730	2,146,523
Bunzl PLC	57,938	2,228,665
Burberry Group PLC	61,342	617,889
Centrica PLC	918,640	1,778,716
Coca-Cola HBC AG, Class DI(a)	33,827	1,532,016
Compass Group PLC	294,750	9,749,231
Croda International PLC	24,233	920,652
DCC PLC	17,218	1,150,710
Diageo PLC	388,632	10,155,974
Diploma PLC	23,236	1,163,177
Entain PLC	107,806	814,520
Experian PLC	159,007	7,367,633
Glencore PLC	1,714,616	6,275,712
GSK PLC	723,415	13,824,595
Haleon PLC	1,571,268	7,935,220
Halma PLC	64,943	2,178,939
HSBC Holdings PLC	3,113,012	35,290,574
IMI PLC	45,362	1,115,858
Imperial Brands PLC	135,820	5,025,591
Informa PLC	232,551	2,331,765
InterContinental Hotels Group PLC	27,698	2,982,248
Intermediate Capital Group PLC	50,137	1,276,952
Intertek Group PLC	27,607	1,795,125
J Sainsbury PLC	289,135	881,307
Johnson Matthey PLC	30,958	532,151
Kingfisher PLC	331,974	1,093,524
Land Securities Group PLC	132,250	942,604
Legal & General Group PLC	1,014,607	3,199,701
Lloyds Banking Group PLC	10,550,281	9,895,277
London Stock Exchange Group PLC	80,701	11,986,288
M&G PLC	386,102	994,578
Marks & Spencer Group PLC	360,566	1,664,678
Melrose Industries PLC	215,905	1,332,741
Mondi PLC, NVS	74,959	1,118,179
National Grid PLC	847,486	11,054,788
NatWest Group PLC, NVS	1,154,630	6,817,377
Next PLC	20,287	2,922,853
Pearson PLC	117,614	1,860,588
Persimmon PLC	54,911	849,309
Phoenix Group Holdings PLC	144,525	1,072,845
Prudential PLC	462,035	4,985,826
Reckitt Benckiser Group PLC	119,795	8,100,591
RELX PLC	323,691	16,259,200
Rentokil Initial PLC	438,491	1,989,932
Rightmove PLC	139,178	1,239,121

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Rio Tinto PLC	185,827	$11,151,512
Rolls-Royce Holdings PLC(a)	1,483,705	14,420,663
Sage Group PLC (The)	177,254	2,782,944
Schroders PLC	158,658	718,320
Segro PLC	232,562	2,079,995
Severn Trent PLC	46,596	1,525,450
Shell PLC	1,061,755	38,648,187
Smith & Nephew PLC	151,673	2,132,906
Smiths Group PLC	59,392	1,490,321
Spirax Group PLC	12,914	1,041,046
SSE PLC	194,987	4,016,410
St. James's Place PLC	95,591	1,215,141
Standard Chartered PLC	348,188	5,166,886
Taylor Wimpey PLC	632,362	888,463
Tesco PLC	1,189,812	5,118,907
Unilever PLC	440,307	26,271,805
United Utilities Group PLC	116,276	1,517,164
Vodafone Group PLC	3,920,952	3,684,204
Weir Group PLC (The)	45,422	1,372,166
Whitbread PLC	31,268	996,073
Wise PLC, Class A(a)	115,830	1,421,800
WPP PLC	188,048	1,428,981
		460,390,367
Total Common Stocks — 99.0% (Cost: $1,793,893,183)		1,931,048,108
Preferred Stocks
Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,273	774,978
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	15,471	774,831
Henkel AG & Co. KGaA, Preference Shares, NVS	28,034	2,230,585
Porsche Automobil Holding SE, Preference Shares, NVS	25,864	974,001
Security	Shares	Value
Germany (continued)
Sartorius AG, Preference Shares, NVS	4,292	$1,000,551
Volkswagen AG, Preference Shares, NVS	31,993	3,264,506
		9,019,452
Italy — 0.0%
Telecom Italia SpA, Preference Shares, NVS	995,692	388,164
Total Preferred Stocks — 0.5% (Cost: $17,443,850)		9,407,616
Total Long-Term Investments — 99.5% (Cost: $1,811,337,033)		1,940,455,724
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	191,913	192,009
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(d)(e)	1,970,000	1,970,000
Total Short-Term Securities — 0.1% (Cost: $2,162,012)		2,162,009
Total Investments — 99.6% (Cost: $1,813,499,045)		1,942,617,733
Other Assets Less Liabilities — 0.4%		7,371,271
Net Assets — 100.0%		$1,949,989,004

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,329,442	$—	$(4,136,280)(a)	$(1,923)	$770	$192,009	191,913	$14,150 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,700,000	270,000 (a)	—	—	—	1,970,000	1,970,000	138,081	—
				$(1,923)	$770	$2,162,009		$152,231	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
March 31, 2025
iShares® Europe ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	101	06/20/25	$5,699	$(145,263)
FTSE 100 Index	31	06/20/25	3,456	(15,944)
				$(161,207)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$161,207	$—	$—	$—	$161,207

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$340,000	$—	$—	$—	$340,000
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(289,197)	$—	$—	$—	$(289,197)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,551,777
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$33,802,217	$1,897,245,891	$—	$1,931,048,108
Preferred Stocks	—	9,407,616	—	9,407,616
Short-Term Securities
Money Market Funds	2,162,009	—	—	2,162,009
	$35,964,226	$1,906,653,507	$—	$1,942,617,733

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Europe ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(161,207)	$—	$(161,207)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
March 31, 2025
iShares® Future AI & Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 2.7%
CGI Inc.	204,641	$20,429,260
France — 2.8%
Capgemini SE	2,453	368,583
Dassault Systemes SE	558,920	21,279,589
		21,648,172
Israel — 1.7%
Camtek Ltd./Israel(a)	225,988	13,238,301
Japan — 4.4%
Advantest Corp.	472,000	21,040,087
Appier Group Inc.	1,395,200	12,626,468
		33,666,555
South Korea — 0.2%
NAVER Corp.	2,128	278,095
SK Hynix Inc.	7,893	1,052,184
		1,330,279
Taiwan — 3.5%
Alchip Technologies Ltd.	193,000	16,269,404
Taiwan Semiconductor Manufacturing Co. Ltd.	392,000	11,039,889
		27,309,293
United States — 84.5%
Accenture PLC, Class A	74,149	23,137,454
Adobe Inc.(b)	6,674	2,559,679
Advanced Micro Devices Inc.(b)	366,258	37,629,347
Alphabet Inc., Class A	144,045	22,275,119
Amazon.com Inc.(b)	123,725	23,539,918
Amkor Technology Inc.	762,033	13,762,316
Ansys Inc.(b)	75,747	23,978,470
Arista Networks Inc.(b)	459,936	35,635,841
Autodesk Inc.(b)	95,411	24,978,600
Bentley Systems Inc., Class B	391,899	15,417,307
Broadcom Inc.	190,093	31,827,271
C3.ai Inc., Class A(a)(b)	686,585	14,452,614
Cloudflare Inc., Class A(b)	5,736	646,390
Cognizant Technology Solutions Corp., Class A	302,454	23,137,731
Constellation Energy Corp.	111,644	22,510,780
Crowdstrike Holdings Inc., Class A(b)	4,042	1,425,128
EPAM Systems Inc.(b)	94,905	16,023,760
Fortinet Inc.(b)	11,002	1,059,053
Intel Corp.	75,930	1,724,370
International Business Machines Corp.	96,352	23,958,888
Marvell Technology Inc.	344,153	21,189,500
Security	Shares	Value
United States (continued)
Meta Platforms Inc., Class A	36,188	$20,857,316
Micron Technology Inc.	16,638	1,445,676
Microsoft Corp.	62,976	23,640,561
MongoDB Inc., Class A(b)	107,937	18,932,150
Nvidia Corp.	319,045	34,578,097
Okta Inc.(b)	2,056	216,332
Onto Innovation Inc.(a)(b)	122,665	14,884,171
Oracle Corp.	27,369	3,826,460
Palantir Technologies Inc., Class A(b)	287,462	24,261,793
Palo Alto Networks Inc.(a)(b)	10,641	1,815,780
PTC Inc.(a)(b)	132,000	20,453,400
Qualcomm Inc.	17,475	2,684,335
SentinelOne Inc., Class A(b)	5,756	104,644
ServiceNow Inc.(a)(b)	3,458	2,753,052
Snowflake Inc., Class A(b)	157,578	23,031,600
Super Micro Computer Inc.(a)(b)	869,273	29,763,907
UiPath Inc., Class A(b)	1,338,649	13,788,085
Vertiv Holdings Co., Class A	432,298	31,211,916
Zscaler Inc.(b)	1,466	290,884
		649,409,695
Total Long-Term Investments — 99.8% (Cost: $836,283,430)		767,031,555
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	58,775,973	58,805,361
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)(d)	1,020,000	1,020,000
Total Short-Term Securities — 7.8% (Cost: $59,827,359)		59,825,361
Total Investments — 107.6% (Cost: $896,110,789)		826,856,916
Liabilities in Excess of Other Assets — (7.6)%		(58,265,451)
Net Assets — 100.0%		$768,591,465

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Future AI & Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period August 1,2024 through March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$55,007,989	$3,783,850 (a)	$—	$14,170	$(648)	$58,805,361	58,775,973	$638,561 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	730,000	290,000 (a)	—	—	—	1,020,000	1,020,000	39,813	—
				$14,170	$(648)	$59,825,361		$678,374	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini NASDAQ 100 Index	3	06/20/25	$1,166	$(28,091)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$28,091	$—	$—	$—	$28,091

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period August 1,2024 through March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$39,050	$—	$—	$—	$39,050
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$2,426	$—	$—	$—	$2,426
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$985,718
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
March 31, 2025
iShares® Future AI & Tech ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$669,838,955	$97,192,600	$—	$767,031,555
Short-Term Securities
Money Market Funds	59,825,361	—	—	59,825,361
	$729,664,316	$97,192,600	$—	$826,856,916
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(28,091)	$—	$—	$(28,091)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2025
iShares® Future Metaverse Tech and Communications ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components — 3.4%
GoerTek Inc., Class A	60,400	$217,971
Luxshare Precision Industry Co. Ltd., Class A	200	1,130
Sunny Optical Technology Group Co. Ltd.	100	923
		220,024
Entertainment — 27.4%
Cover Corp.(a)	16,300	263,123
Electronic Arts Inc.	2,216	320,256
Kakao Games Corp.(a)	7	69
Kingnet Network Co. Ltd., Class A	33,600	74,382
Krafton Inc.(a)	979	223,887
NetEase Inc.	400	8,217
Nintendo Co. Ltd.	200	13,596
ROBLOX Corp., Class A(a)	5,310	309,520
Take-Two Interactive Software Inc.(a)	1,470	304,657
Ubisoft Entertainment SA(a)	21,642	261,728
		1,779,435
Household Durables — 7.7%
Garmin Ltd.	1,099	238,626
Sony Group Corp.	10,500	265,681
		504,307
Interactive Media & Services — 13.6%
Kuaishou Technology(a)(b)	35,500	248,946
Meta Platforms Inc., Class A	648	373,482
Snap Inc., Class A, NVS(a)(c)	165	1,437
Tencent Holdings Ltd.	4,100	261,973
		885,838
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices Inc.(a)	352	36,164
Intel Corp.	1,087	24,686
Nvidia Corp.	1,467	158,993
Qualcomm Inc.	250	38,403
		258,246
Software — 40.6%
Ansys Inc.(a)	950	300,732
Autodesk Inc.(a)	1,206	315,731
Security	Shares	Value
Software (continued)
Bentley Systems Inc., Class B	7,353	$289,267
Cadence Design Systems Inc.(a)	999	254,076
Dassault Systemes SE	7,160	272,601
Microsoft Corp.	441	165,547
PTC Inc.(a)	1,916	296,884
Synopsys Inc.(a)	553	237,154
Unity Software Inc.(a)	13,949	273,261
Zoom Video Communications Inc., Class A(a)	3,168	233,703
		2,638,956
Technology Hardware, Storage & Peripherals — 3.2%
Apple Inc.	932	207,025
Total Long-Term Investments — 99.9% (Cost: $5,551,247)		6,493,831
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	1,507	1,508
Total Short-Term Securities — 0.0% (Cost: $1,508)		1,508
Total Investments — 99.9% (Cost: $5,552,755)		6,495,339
Other Assets Less Liabilities — 0.1%		6,395
Net Assets — 100.0%		$6,501,734

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$448,266	$—	$(446,842)(a)	$53	$31	$1,508	1,507	$1,136 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	—	—	—	—	—	121	—
				$53	$31	$1,508		$1,257	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Schedule of Investments

Schedule of Investments (continued)
March 31, 2025
iShares® Future Metaverse Tech and Communications ETF

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$26	$—	$—	$—	$26
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Average notional value of contracts — long	$0 (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,379,604	$2,114,227	$—	$6,493,831
Short-Term Securities
Money Market Funds	1,508	—	—	1,508
	$4,381,112	$2,114,227	$—	$6,495,339
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2025
iShares® India 50 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
Bharat Electronics Ltd.	1,856,547	$6,494,100
Automobiles — 6.9%
Bajaj Auto Ltd.	57,488	5,277,243
Eicher Motors Ltd.	71,241	4,444,272
Hero MotoCorp Ltd.	67,731	2,939,295
Mahindra & Mahindra Ltd.	459,354	14,257,985
Maruti Suzuki India Ltd.	68,034	9,139,431
Tata Motors Ltd.	1,081,788	8,481,928
		44,540,154
Banks — 31.0%
Axis Bank Ltd.	1,481,274	19,000,985
HDFC Bank Ltd.	3,943,452	84,059,434
ICICI Bank Ltd.	3,658,885	57,510,416
IndusInd Bank Ltd.	341,375	2,583,148
Kotak Mahindra Bank Ltd.	762,211	19,295,886
State Bank of India	1,991,564	17,905,563
		200,355,432
Chemicals — 1.0%
Asian Paints Ltd.	234,478	6,406,398
Construction & Engineering — 3.8%
Larsen & Toubro Ltd.	608,535	24,746,849
Construction Materials — 2.2%
Grasim Industries Ltd.	198,968	6,059,536
UltraTech Cement Ltd.	60,309	8,089,316
		14,148,852
Consumer Finance — 3.0%
Bajaj Finance Ltd.	135,556	14,123,411
Shriram Finance Ltd.	725,527	5,540,727
		19,664,138
Electric Utilities — 1.2%
Power Grid Corp. of India Ltd.	2,349,417	7,950,799
Financial Services — 1.7%
Bajaj Finserv Ltd.	282,021	6,595,148
Jio Financial Services Ltd., NVS(a)	1,698,005	4,496,766
		11,091,914
Food Products — 1.4%
Nestle India Ltd., NVS	185,866	4,883,838
Tata Consumer Products Ltd.	337,563	3,940,039
		8,823,877
Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd.	52,370	4,044,722
Hotels, Restaurants & Leisure — 1.3%
Zomato Ltd.(a)	3,601,357	8,459,906
Independent Power and Renewable Electricity Producers — 1.6%
NTPC Ltd.	2,457,979	10,219,156
Insurance — 1.3%
HDFC Life Insurance Co. Ltd.(b)	554,963	4,435,266
SBI Life Insurance Co. Ltd.(b)	232,329	4,190,683
		8,625,949
IT Services — 11.9%
HCL Technologies Ltd.	549,838	10,185,924
Infosys Ltd.	1,866,088	34,193,354
Tata Consultancy Services Ltd.	529,426	22,271,127
Security	Shares	Value
IT Services (continued)
Tech Mahindra Ltd.	328,797	$5,423,307
Wipro Ltd.	1,472,383	4,490,828
		76,564,540
Metals & Mining — 3.0%
Hindalco Industries Ltd.	750,517	5,955,460
JSW Steel Ltd.	491,820	6,065,871
Tata Steel Ltd.	4,286,472	7,657,367
		19,678,698
Oil, Gas & Consumable Fuels — 9.8%
Coal India Ltd.	1,177,411	5,458,630
Oil & Natural Gas Corp. Ltd.	2,013,461	5,786,339
Reliance Industries Ltd.	3,512,170	52,216,547
		63,461,516
Personal Care Products — 1.9%
Hindustan Unilever Ltd.	460,060	12,148,938
Pharmaceuticals — 3.2%
Cipla Ltd.	291,622	4,900,672
Dr Reddy's Laboratories Ltd.	316,213	4,225,093
Sun Pharmaceutical Industries Ltd.	558,888	11,325,714
		20,451,479
Specialty Retail — 1.1%
Trent Ltd.	115,201	7,141,222
Textiles, Apparel & Luxury Goods — 1.2%
Titan Co. Ltd.	213,797	7,629,889
Tobacco — 3.6%
ITC Ltd.	4,825,375	23,056,612
Trading Companies & Distributors — 0.6%
Adani Enterprises Ltd.	135,016	3,641,152
Transportation Infrastructure — 0.8%
Adani Ports & Special Economic Zone Ltd.	382,542	5,267,390
Wireless Telecommunication Services — 4.4%
Bharti Airtel Ltd.	1,390,670	28,114,180
Total Long-Term Investments — 99.5% (Cost: $496,296,073)		642,727,862
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)(d)	10,220,000	10,220,000
Total Short-Term Securities — 1.6% (Cost: $10,220,000)		10,220,000
Total Investments — 101.1% (Cost: $506,516,073)		652,947,862
Liabilities in Excess of Other Assets — (1.1)%		(7,196,716)
Net Assets — 100.0%		$645,751,146

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (continued)
March 31, 2025
iShares® India 50 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$16,250,000	$—	$(6,030,000)(a)	$—	$—	$10,220,000	10,220,000	$1,553,604	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IFSC Nifty 50 Index	53	04/24/25	$2,467	$(45,483)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$45,483	$—	$—	$—	$45,483

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(207,758)	$—	$—	$—	$(207,758)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(87,998)	$—	$—	$—	$(87,998)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,740,344
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® India 50 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$642,727,862	$—	$642,727,862
Short-Term Securities
Money Market Funds	10,220,000	—	—	10,220,000
	$10,220,000	$642,727,862	$—	$652,947,862
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(45,483)	$—	$(45,483)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
March 31, 2025
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.5%
Amotiv Ltd.(a)	6,503	$36,416
Arena REIT	16,396	35,491
Austal Ltd.(b)	14,827	38,938
Brickworks Ltd.	2,758	42,023
Centuria Capital Group	37,271	37,399
Centuria Industrial REIT	24,398	44,089
Champion Iron Ltd.	21,344	65,243
Charter Hall Retail REIT	22,794	51,304
Charter Hall Social Infrastructure REIT	15,729	26,830
Data#3 Ltd.	6,666	30,386
HealthCo REIT	21,372	11,859
Helia Group Ltd.	13,630	34,289
HomeCo Daily Needs REIT	80,776	59,965
Ingenia Communities Group	17,059	58,228
Karoon Energy Ltd.(a)	37,061	36,878
National Storage REIT	62,818	87,700
NRW Holdings Ltd.	20,134	34,979
OFX Group Ltd.(a)(b)	11,313	7,991
Perenti Ltd.	42,847	35,921
Perseus Mining Ltd.	63,294	133,140
Premier Investments Ltd.	3,760	47,319
Ramelius Resources Ltd.	52,671	78,944
Regis Healthcare Ltd.	6,177	26,291
Regis Resources Ltd.(b)	32,224	79,701
Reliance Worldwide Corp. Ltd.	36,472	103,130
Sandfire Resources Ltd.(b)	20,959	136,919
Service Stream Ltd.	26,327	28,841
Stanmore Resources Ltd.	15,087	20,108
Super Retail Group Ltd.	7,531	61,264
Ventia Services Group Pty. Ltd.	37,054	93,653
Viva Energy Group Ltd.(c)	51,678	55,540
Waypoint REIT Ltd.	31,223	46,515
		1,687,294
Austria — 0.3%
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,785	78,733
Belgium — 0.7%
Colruyt Group NV	2,212	90,890
Ontex Group NV(b)	3,011	27,680
Proximus SADP	6,958	51,413
		169,983
Canada — 17.7%
Allied Properties REIT	5,863	66,776
AltaGas Ltd.	13,600	373,018
ARC Resources Ltd.	27,635	555,562
B2Gold Corp.	59,782	169,910
Baytex Energy Corp.	33,065	73,297
Brookfield Renewable Corp.	6,246	174,352
Centerra Gold Inc.	9,956	63,165
CI Financial Corp.	6,203	134,358
Dream Industrial REIT	12,647	99,309
Eldorado Gold Corp.(b)	9,404	158,078
Granite Real Estate Investment Trust	2,925	136,285
H&R Real Estate Investment Trust	11,918	83,233
iA Financial Corp. Inc.	4,579	434,847
IGM Financial Inc.	3,747	115,244
Kinross Gold Corp.	56,651	713,723
Lundin Mining Corp.	30,241	245,030
MEG Energy Corp.	12,572	220,417
North West Co. Inc. (The)	2,170	76,664
Security	Shares	Value
Canada (continued)
Onex Corp.	2,992	$200,243
Paramount Resources Ltd., Class A	3,654	47,356
Parex Resources Inc.	4,700	43,830
Russel Metals Inc.	2,775	75,804
Transcontinental Inc., Class A	3,388	43,932
Veren Inc.	28,564	188,964
Vermilion Energy Inc.	7,384	59,778
Westshore Terminals Investment Corp.	1,640	28,104
		4,581,279
Denmark — 1.6%
D/S Norden A/S	985	24,849
NKT A/S(b)	2,486	169,387
Scandinavian Tobacco Group A/S, Class A(c)	2,451	35,737
Schouw & Co. A/S	574	51,118
Spar Nord Bank A/S(a)(b)	3,398	102,684
TORM PLC, Class A	1,873	30,671
		414,446
Finland — 2.3%
Cargotec OYJ, Class B	2,010	91,591
Huhtamaki OYJ	4,318	153,734
Kemira OYJ	5,284	114,934
Konecranes OYJ	3,290	210,553
Metsa Board OYJ, Class B	6,459	24,133
		594,945
France — 2.0%
Altarea SCA	291	31,529
Carmila SA	2,597	49,142
Fnac Darty SA	506	15,283
Imerys SA	1,795	58,581
Mersen SA	787	15,710
Quadient SA	1,564	26,423
Rubis SCA	4,356	123,066
Television Francaise 1 SA	4,844	47,131
Vallourec SACA(b)	7,575	142,620
		509,485
Germany — 3.8%
1&1 AG	2,132	35,169
Aurubis AG(a)	1,398	132,629
Bilfinger SE	1,205	86,865
CANCOM SE	1,540	37,539
Deutz AG	5,855	43,050
Duerr AG	2,275	57,470
flatexDEGIRO AG	3,893	89,990
Freenet AG	5,513	210,073
Hornbach Holding AG & Co. KGaA	412	39,971
Lanxess AG	4,005	121,828
SGL Carbon SE(b)	2,283	8,373
Siltronic AG	961	41,710
United Internet AG, Registered(d)	3,717	76,760
		981,427
Hong Kong — 0.3%
Chow Sang Sang Holdings International Ltd.	11,000	9,986
CITIC Telecom International Holdings Ltd.	67,000	19,644
Pacific Basin Shipping Ltd.	217,000	48,367
		77,997
Ireland — 0.2%
Dalata Hotel Group PLC	10,228	57,522
Israel — 0.4%
FIBI Holdings Ltd.	786	41,462
Formula Systems 1985 Ltd.	443	38,411

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Migdal Insurance & Financial Holdings Ltd.	17,332	$31,468
		111,341
Italy — 3.1%
Anima Holding SpA(c)	9,866	74,702
Arnoldo Mondadori Editore SpA	5,574	12,838
Azimut Holding SpA	5,005	140,136
Banca IFIS SpA	1,101	25,631
Cementir Holding NV	2,066	29,856
Credito Emiliano SpA	3,325	45,280
De' Longhi SpA	3,204	106,281
Enav SpA(c)	11,649	46,083
Italmobiliare SpA	652	16,568
Iveco Group NV	8,961	147,299
Maire SpA	7,290	69,821
Webuild SpA(a)	20,170	69,456
Zignago Vetro SpA	1,444	13,645
		797,596
Japan — 26.7%
77 Bank Ltd. (The)	3,600	115,495
Adastria Co. Ltd.	1,000	19,080
ADEKA Corp.	4,900	88,482
Aichi Financial Group Inc., NVS	2,100	40,400
Aida Engineering Ltd.(a)	2,800	16,776
Ain Holdings Inc.	1,000	33,729
Aisan Industry Co. Ltd.	1,400	19,752
Alconix Corp.	1,000	10,371
Alpen Co. Ltd.	700	11,155
Anest Iwata Corp.	1,400	10,737
AOKI Holdings Inc.	2,100	18,304
Aoyama Trading Co. Ltd.	2,400	32,680
Arata Corp.	1,400	29,394
Arcs Co. Ltd.	2,100	40,734
Arisawa Manufacturing Co. Ltd.	1,000	9,285
Artience Co. Ltd.	1,500	31,056
Asahi Diamond Industrial Co. Ltd.	2,100	11,732
Asahi Yukizai Corp.	500	12,148
Aska Pharmaceutical Holdings Co. Ltd.	700	10,780
Autobacs Seven Co. Ltd.	2,800	28,225
Bando Chemical Industries Ltd.	1,400	15,486
Bank of Nagoya Ltd. (The)	700	37,232
Bank of the Ryukyus Ltd.	2,100	16,278
Belc Co. Ltd.	700	31,833
Bell System24 Holdings Inc.(a)	1,400	11,811
Belluna Co. Ltd.	2,100	13,313
BML Inc.	800	16,165
Bunka Shutter Co. Ltd.	2,800	35,208
Canon Electronics Inc.	700	11,670
Central Glass Co. Ltd.	1,400	30,393
Chiyoda Corp.(a)(b)	7,000	15,814
Chubu Shiryo Co. Ltd.	900	8,121
Chubu Steel Plate Co. Ltd.	700	9,917
Chudenko Corp.	900	19,917
Chugoku Marine Paints Ltd.	1,700	24,176
Citizen Watch Co. Ltd.	9,800	58,643
Cosel Co. Ltd.	1,400	9,911
Daiki Aluminium Industry Co. Ltd.	1,400	9,321
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	700	14,108
Daishi Hokuetsu Financial Group Inc.	3,500	74,592
Daito Pharmaceutical Co. Ltd.	600	8,774
Doutor Nichires Holdings Co. Ltd.	900	14,601
DyDo Group Holdings Inc.	700	13,370
Security	Shares	Value
Japan (continued)
Eagle Industry Co. Ltd.	1,400	$18,432
EDION Corp.	3,500	43,850
Eizo Corp.	2,200	30,639
Exedy Corp.	1,400	41,118
FCC Co. Ltd.	1,500	31,343
Ferrotec Holdings Corp.	2,100	37,845
Fibergate Inc./Japan	700	4,267
Fudo Tetra Corp.	300	4,478
Fuji Co. Ltd./Ehime	1,400	20,320
Fuji Pharma Co. Ltd.	700	6,309
Fuji Seal International Inc.	2,100	36,826
Fujibo Holdings Inc.	400	13,216
Fukushima Galilei Co. Ltd.	900	16,596
Furukawa Battery Co. Ltd. (The)(a)(b)	700	6,460
Furukawa Co. Ltd.	1,400	19,716
Futaba Industrial Co. Ltd.	2,800	14,663
GLOBERIDE Inc.	1,400	18,002
Glory Ltd.	2,100	36,999
Godo Steel Ltd.	300	7,773
GungHo Online Entertainment Inc.	2,100	41,065
Gunze Ltd.	1,400	24,661
H.U. Group Holdings Inc.	2,200	40,376
H2O Retailing Corp.	4,200	63,786
Hamakyorex Co. Ltd.	2,800	24,101
Hanwa Co. Ltd.	1,500	49,159
Happinet Corp.	700	24,129
Heiwado Co. Ltd.	1,400	23,754
Hodogaya Chemical Co. Ltd.	200	2,099
Hogy Medical Co. Ltd.	700	22,479
Hokkaido Gas Co. Ltd.	2,800	9,483
Hosiden Corp.	2,100	28,011
Hosokawa Micron Corp.	500	13,652
Inaba Seisakusho Co. Ltd.	200	2,248
Inabata & Co. Ltd.	2,100	44,530
Integrated Design & Engineering Holdings Co. Ltd., NVS	100	4,335
Ishihara Sangyo Kaisha Ltd.	1,400	16,772
Itochu Enex Co. Ltd.	2,100	22,515
J Trust Co. Ltd.	4,200	12,311
Japan Petroleum Exploration Co. Ltd.	7,000	54,525
Japan Pulp & Paper Co. Ltd.	4,200	16,949
Japan Wool Textile Co. Ltd. (The)	2,800	29,100
Joshin Denki Co. Ltd.	700	9,994
Joyful Honda Co. Ltd.	2,900	38,824
Juroku Financial Group Inc.	1,400	45,580
Kanamoto Co. Ltd.	1,400	30,399
Kanematsu Corp.	4,200	70,942
Kanto Denka Kogyo Co. Ltd.	2,100	12,279
Kato Sangyo Co. Ltd.	1,100	36,293
Kawada Technologies Inc.	300	5,859
KH Neochem Co. Ltd.	1,500	25,310
Kissei Pharmaceutical Co. Ltd.	1,500	38,721
Kitz Corp.	4,200	32,726
Kiyo Bank Ltd. (The)	2,800	43,446
Koa Corp.	1,400	8,796
Komeri Co. Ltd.	1,600	31,663
Konishi Co. Ltd.	2,800	22,037
Konoike Transport Co. Ltd.	1,000	17,999
Koshidaka Holdings Co. Ltd.	2,100	14,899
KPP Group Holdings Co. Ltd.	2,100	9,222
Krosaki Harima Corp.	700	12,083
Kumiai Chemical Industry Co. Ltd.	4,200	23,290
Kurabo Industries Ltd.	700	27,985
Schedule of Investments

Schedule of Investments (continued)
March 31, 2025
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kurimoto Ltd.	700	$21,386
KYB Corp.	2,100	41,395
Kyoei Steel Ltd.	1,500	18,948
Kyorin Pharmaceutical Co. Ltd.	2,200	22,142
Leopalace21 Corp.	10,500	41,112
Life Corp.	2,100	27,146
Lintec Corp.	2,100	38,917
Makino Milling Machine Co. Ltd.	800	62,778
Mandom Corp.	2,100	18,517
Mars Group Holdings Corp.	300	6,340
MARUKA FURUSATO Corp.	700	11,143
Marusan Securities Co. Ltd.	2,800	16,959
Maruzen Showa Unyu Co. Ltd.	700	28,169
Matsuda Sangyo Co. Ltd.	500	11,640
Maxell Ltd.	1,500	18,350
MCJ Co. Ltd.	2,800	25,468
Megachips Corp.	700	20,644
Megmilk Snow Brand Co. Ltd.	2,100	35,932
Meidensha Corp.	1,800	52,501
Mirait One Corp.	4,200	61,274
Mitsubishi Pencil Co. Ltd.	1,900	32,235
Mitsubishi Research Institute Inc.	100	3,148
Mitsubishi Shokuhin Co. Ltd.	700	22,999
Mitsui DM Sugar Holdings Co. Ltd.	700	15,798
Mitsui-Soko Holdings Co. Ltd.	1,400	74,548
Morita Holdings Corp.	2,100	29,292
Musashi Seimitsu Industry Co. Ltd.	1,700	28,472
Musashino Bank Ltd. (The)	1,400	30,805
Nachi-Fujikoshi Corp.	700	16,063
Nakayama Steel Works Ltd.	700	3,474
Nichiden Corp.	800	15,505
Nihon Parkerizing Co. Ltd.	4,900	38,955
Nikkiso Co. Ltd.	2,800	23,985
Nikkon Holdings Co. Ltd.	5,600	100,666
Nippn Corp., New	2,800	40,560
Nippon Beet Sugar Manufacturing Co. Ltd.	300	4,574
Nippon Carbon Co. Ltd.	200	5,582
Nippon Denko Co. Ltd.	4,900	9,205
Nippon Densetsu Kogyo Co. Ltd.	1,400	19,690
Nippon Light Metal Holdings Co. Ltd.	2,800	28,520
Nippon Road Co. Ltd. (The)	700	8,866
Nippon Seiki Co. Ltd.	2,100	16,349
Nippon Soda Co. Ltd.	2,100	40,805
Nippon Thompson Co. Ltd.	2,800	9,127
Nippon Yakin Kogyo Co. Ltd.	600	16,778
Nishimatsu Construction Co. Ltd.	1,400	45,099
Nishi-Nippon Financial Holdings Inc.	6,300	89,036
Nishio Holdings Co. Ltd.	700	19,658
Nissha Co. Ltd.	2,100	19,233
Nisshin Oillio Group Ltd. (The)	900	28,999
Nisshinbo Holdings Inc.	6,300	38,490
Nissin Corp.	700	22,282
Nissui Corp.	12,600	75,963
Nittetsu Mining Co. Ltd.	500	22,063
Nojima Corp.	2,800	47,356
Noritake Co. Ltd.	1,200	28,242
Noritz Corp.	1,400	16,492
North Pacific Bank Ltd.	12,600	44,075
NPR-RIKEN Corp., NVS	1,000	16,755
NS United Kaiun Kaisha Ltd.	400	10,748
Obara Group Inc.	500	10,960
Oiles Corp.	1,000	15,113
Security	Shares	Value
Japan (continued)
Oki Electric Industry Co. Ltd.	4,200	$27,744
Okinawa Financial Group Inc.	1,400	24,183
Okura Industrial Co. Ltd.	200	5,201
Onward Holdings Co. Ltd.	4,900	17,768
Osaka Steel Co. Ltd.(a)	300	5,735
Osaki Electric Co. Ltd.	2,100	11,342
Oyo Corp.	700	12,998
Pacific Industrial Co. Ltd.	2,100	19,433
Pacific Metals Co. Ltd.	700	8,027
Pack Corp. (The)	300	6,782
Prima Meat Packers Ltd.	1,400	20,779
Qol Holdings Co. Ltd.	900	10,922
Raito Kogyo Co. Ltd.	2,100	34,747
Riken Vitamin Co. Ltd.	800	12,932
RS Technologies Co. Ltd.	700	13,644
Ryobi Ltd.	1,000	15,022
S Foods Inc.	700	11,626
Sakai Chemical Industry Co. Ltd.	700	12,742
Sakai Moving Service Co. Ltd.	700	11,694
Sakata INX Corp.	2,100	27,033
San-A Co. Ltd.(a)	1,400	29,433
San-Ai Obbli Co. Ltd.	2,800	32,281
San-In Godo Bank Ltd. (The)	7,000	61,282
Sanoh Industrial Co. Ltd.	1,400	6,219
Sanyo Chemical Industries Ltd.	300	7,820
Sanyo Denki Co. Ltd.	600	37,734
Sato Holdings Corp.	800	11,324
Seika Corp.	400	11,618
Seikitokyu Kogyo Co. Ltd.	900	9,125
Seiko Group Corp.	1,400	38,969
Seiren Co. Ltd.	2,300	37,727
Sekisui Jushi Corp.	1,400	17,934
Senshu Ikeda Holdings Inc.	12,600	36,998
Shibaura Machine Co. Ltd.	900	21,707
Shibuya Corp.	900	19,392
Shiga Bank Ltd. (The)	1,600	56,778
Shikoku Kasei Holdings Corp.	1,400	17,282
Shin-Etsu Polymer Co. Ltd.	2,100	21,164
Shinmaywa Industries Ltd.	2,800	26,469
Shinnihon Corp.	1,400	14,735
Shizuoka Gas Co. Ltd.	1,400	10,544
Sinfonia Technology Co. Ltd.	1,400	56,626
SKY Perfect JSAT Holdings Inc.	7,000	55,499
Sodick Co. Ltd.	2,100	12,134
Star Micronics Co. Ltd.	1,400	18,197
Starts Corp. Inc.	1,400	36,802
Stella Chemifa Corp.	200	5,189
Sumitomo Mitsui Construction Co. Ltd.	7,000	19,602
Sumitomo Osaka Cement Co. Ltd.	1,400	33,773
Sumitomo Riko Co. Ltd.	1,500	17,548
Sumitomo Warehouse Co. Ltd. (The)	2,100	38,788
Suruga Bank Ltd.	8,400	75,886
SWCC Corp.	1,400	58,664
Tachibana Eletech Co. Ltd.	700	11,291
Tachi-S Co. Ltd.	1,400	16,118
Tadano Ltd.	5,600	40,389
Taihei Dengyo Kaisha Ltd.	700	22,425
Taikisha Ltd.	2,800	42,945
Takara Bio Inc.	2,100	11,632
Takara Standard Co. Ltd.	2,100	24,740
Tamura Corp.	3,500	11,971
Tenma Corp.	700	16,779

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Toa Corp./Tokyo	2,800	$24,413
Toagosei Co. Ltd.	4,900	46,340
Toei Co. Ltd.	1,400	47,479
Toenec Corp.	1,500	9,732
Toho Bank Ltd. (The)	8,400	20,117
Toho Holdings Co. Ltd.	2,800	83,508
TOKAI Holdings Corp.	5,000	32,836
Tokuyama Corp.	3,500	65,635
Tokyo Kiraboshi Financial Group Inc.	900	35,451
Tokyo Steel Manufacturing Co. Ltd.	3,500	37,135
Tokyotokeiba Co. Ltd.	700	20,517
Topre Corp.	2,300	29,086
Topy Industries Ltd.	700	9,969
TPR Co. Ltd.	1,400	21,832
TRE Holdings Corp.	1,400	15,163
Trusco Nakayama Corp.	1,600	21,275
TSI Holdings Co. Ltd.	2,800	20,841
Tsubakimoto Chain Co.	4,200	52,059
Tsugami Corp.	1,500	18,411
TV Asahi Holdings Corp.	800	13,639
Tv Tokyo Holdings Corp.	100	2,379
UACJ Corp.	1,400	44,760
Uchida Yoko Co. Ltd.	700	36,026
Unipres Corp.	1,400	10,046
United Arrows Ltd.	900	12,738
United Super Markets Holdings Inc.	4,266	23,465
Valor Holdings Co. Ltd.	1,600	25,541
Vital KSK Holdings Inc.	2,100	17,708
Wakita & Co. Ltd.	1,600	18,531
Xebio Holdings Co. Ltd.	700	6,065
Yamabiko Corp.	1,400	22,427
Yamazen Corp.	2,800	24,732
Yellow Hat Ltd.	2,800	25,847
Yodogawa Steel Works Ltd.	1,000	37,305
Yokogawa Bridge Holdings Corp.	1,400	23,543
Yokowo Co. Ltd.	800	7,350
Yuasa Trading Co. Ltd.	700	21,282
Yurtec Corp.	1,500	17,112
Zacros Corp.	700	19,072
Zenrin Co. Ltd.	1,500	10,679
		6,891,467
Netherlands — 0.9%
Fugro NV	5,195	75,000
Koninklijke BAM Groep NV	12,449	69,708
TKH Group NV	1,849	72,751
		217,459
New Zealand — 0.4%
Precinct Properties Group	61,553	39,140
Summerset Group Holdings Ltd.	10,900	69,825
		108,965
Norway — 1.5%
Austevoll Seafood ASA	4,119	38,564
DNO ASA	39,305	52,042
Elkem ASA(b)(c)	13,475	26,858
SpareBank 1 SMN	5,839	101,622
Subsea 7 SA	10,918	174,568
		393,654
Poland — 0.6%
Bank Millennium SA(b)	28,003	102,479
Enea SA(b)	11,816	46,740
		149,219
Security	Shares	Value
Portugal — 0.2%
Sonae SGPS SA	42,652	$48,979
Singapore — 1.4%
Capitaland India Trust(a)	45,000	32,264
COSCO Shipping International Singapore Co. Ltd.(b)	47,600	4,735
Digital Core REIT Management Pte. Ltd.	40,800	21,539
First Resources Ltd.	23,200	30,105
Frasers Centrepoint Trust(a)	50,600	81,903
Hafnia Ltd.	12,075	49,796
iFAST Corp. Ltd.	7,300	40,172
Parkway Life REIT(a)	17,500	53,940
Raffles Medical Group Ltd.(a)	42,800	31,697
UMS Integration Ltd.(a)	27,500	22,622
		368,773
Spain — 4.3%
Acerinox SA	9,036	105,850
Almirall SA	4,056	43,002
Atresmedia Corp. de Medios de Comunicacion SA	4,076	22,859
CIE Automotive SA	1,963	47,934
Construcciones y Auxiliar de Ferrocarriles SA	1,200	52,681
Ence Energia y Celulosa SA	5,791	19,642
Fluidra SA	6,308	148,512
Indra Sistemas SA	5,623	163,002
Laboratorios Farmaceuticos Rovi SA	956	53,300
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	31,607	41,559
Logista Integral SA	2,892	91,912
Pharma Mar SA	562	49,497
Tecnicas Reunidas SA(b)	2,051	35,522
Vidrala SA	1,109	111,188
Viscofan SA	1,885	130,244
		1,116,704
Sweden — 6.2%
AFRY AB	4,534	86,335
Alleima AB, NVS	8,627	72,261
Arjo AB, Class B	10,360	38,248
Avanza Bank Holding AB	5,811	177,492
Betsson AB, Class B	5,369	83,187
Billerud Aktiebolag	10,094	104,211
Bravida Holding AB(c)	9,382	84,936
Bufab AB	1,375	54,834
Bure Equity AB	2,534	81,894
Catena AB	1,701	73,612
Clas Ohlson AB, Class B	1,661	38,504
Cloetta AB, Class B	9,175	25,886
Electrolux Professional AB, Class B	10,503	65,305
Elekta AB, Class B	15,944	83,730
Granges AB	4,924	56,025
Hexpol AB	11,463	100,241
Hufvudstaden AB, Class A	4,980	56,173
Lindab International AB	3,185	61,796
Modern Times Group MTG AB, Class B(b)	4,222	47,718
NCC AB, Class B	3,918	74,342
Nolato AB, Class B	8,183	46,362
Peab AB, Class B	8,899	68,118
Ratos AB, Class B	9,024	28,962
		1,610,172
Switzerland — 7.0%
ALSO Holding AG, Registered	264	72,123
Arbonia AG(b)	2,436	30,570
Aryzta AG(b)	43,167	96,129
Schedule of Investments

Schedule of Investments (continued)
March 31, 2025
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Autoneum Holding AG	163	$21,372
Bossard Holding AG, Class A, Registered	119	25,938
Bucher Industries AG, Registered	300	125,912
Cembra Money Bank AG	1,358	153,025
COSMO Pharmaceuticals NV	447	28,249
EFG International AG	4,616	68,856
Galenica AG(c)	2,250	202,461
Huber + Suhner AG, Registered	736	61,759
Landis+Gyr Group AG	989	58,788
LEM Holding SA, Registered	22	17,686
Medmix AG(c)	1,128	13,260
Rieter Holding AG, Registered	142	11,755
Schweiter Technologies AG, NVS	45	20,371
SFS Group AG	814	102,876
Siegfried Holding AG, Registered	190	195,232
St. Galler Kantonalbank AG, Class A, Registered	129	70,628
Sulzer AG, Registered	799	136,281
Swissquote Group Holding SA, Registered	400	172,775
u-blox Holding AG	325	28,316
Valiant Holding AG, Registered	735	99,375
		1,813,737
United Kingdom — 9.8%
Balfour Beatty PLC	24,311	136,292
Bank of Georgia Group PLC	1,652	116,515
Bellway PLC	5,434	167,454
Big Yellow Group PLC	8,672	104,682
Bodycote PLC	8,628	62,363
Drax Group PLC	17,826	134,821
easyJet PLC	17,203	98,919
Frasers Group PLC(b)	4,747	38,311
Grafton Group PLC	8,239	91,791
Greencore Group PLC	21,562	47,420
Harbour Energy PLC	28,444	77,349
ITV PLC	185,560	190,678
Keller Group PLC	3,363	60,027
Lancashire Holdings Ltd.	11,225	83,809
Marshalls PLC	11,663	36,911
Mitchells & Butlers PLC(b)	11,932	32,780
Morgan Sindall Group PLC	1,963	84,194
Petershill Partners PLC(c)	12,021	36,972
Pets at Home Group PLC	21,623	60,444
Playtech PLC(b)	14,299	128,741
Plus500 Ltd.	3,363	119,204
Premier Foods PLC	30,176	71,723
Serco Group PLC	50,300	102,868
Security	Shares	Value
United Kingdom (continued)
Shaftesbury Capital PLC	68,770	$111,412
Sirius Real Estate Ltd.	61,551	67,185
TP ICAP Group PLC	35,734	119,091
Travis Perkins PLC	9,739	69,474
Vesuvius PLC	9,655	48,703
Zigup PLC	10,370	39,580
		2,539,713
Total Common Stocks — 97.9% (Cost: $25,072,893)		25,320,890
Preferred Stocks
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	1,687	43,408
Total Preferred Stocks — 0.1% (Cost: $39,340)		43,408
Total Long-Term Investments — 98.0% (Cost: $25,112,233)		25,364,298
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	635,290	635,607
Total Short-Term Securities — 2.5% (Cost: $635,637)		635,607
Total Investments — 100.5% (Cost: $25,747,870)		25,999,905
Liabilities in Excess of Other Assets — (0.5)%		(132,270)
Net Assets — 100.0%		$25,867,635

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® International Developed Small Cap Value Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,983,718	$—	$(2,348,773)(a)	$683	$(21)	$635,607	635,290	$26,744 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	40,000	—	(40,000)(a)	—	—	—	—	4,502	—
				$683	$(21)	$635,607		$31,246	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	8	06/12/25	$144	$895
Mini S&P/TSX 60 Index	3	06/19/25	156	1,040
STOXX Europe 600 Index	7	06/20/25	201	(4,728)
				$(2,793)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,935	$—	$—	$—	$1,935
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$4,728	$—	$—	$—	$4,728

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments

Schedule of Investments (continued)
March 31, 2025
iShares® International Developed Small Cap Value Factor ETF

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$73,882	$—	$—	$—	$73,882
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(21,291)	$—	$—	$—	$(21,291)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,099,308
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,977,854	$18,343,036	$—	$25,320,890
Preferred Stocks	—	43,408	—	43,408
Short-Term Securities
Money Market Funds	635,607	—	—	635,607
	$7,613,461	$18,386,444	$—	$25,999,905
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,040	$895	$—	$1,935
Liabilities
Equity Contracts	—	(4,728)	—	(4,728)
	$1,040	$(3,833)	$—	$(2,793)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2025
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.9%
AUB Group Ltd.	23,342	$452,496
Brickworks Ltd.	18,934	288,492
CAR Group Ltd.	65,073	1,296,943
Computershare Ltd.	110,355	2,720,142
CSL Ltd.	63,985	10,070,551
HUB24 Ltd.	3,492	150,545
Johns Lyng Group Ltd.	52,184	70,354
Netwealth Group Ltd.	10,249	166,486
Northern Star Resources Ltd.	230,293	2,658,772
Pro Medicus Ltd.(a)	1,000	126,575
Steadfast Group Ltd.	262,058	952,899
Supply Network Ltd.(a)	2,870	64,475
Technology One Ltd.	19,977	351,381
		19,370,111
Austria — 0.0%
Telekom Austria AG, Class A	45,862	428,462
Belgium — 0.2%
Elia Group SA, Class B	5,692	493,690
Lotus Bakeries NV	23	204,471
UCB SA	7,549	1,329,111
		2,027,272
Brazil — 0.3%
Localiza Rent a Car SA	373,966	2,201,284
WEG SA	108,006	857,015
		3,058,299
Canada — 20.4%
Agnico Eagle Mines Ltd.	58,527	6,340,950
Alimentation Couche-Tard Inc.	55,430	2,733,656
Atco Ltd., Class I, NVS	23,059	803,111
Brookfield Asset Management Ltd., Class A	94,276	4,563,612
Canadian Imperial Bank of Commerce	325,718	18,322,416
Canadian National Railway Co.	97,581	9,496,017
Canadian Natural Resources Ltd.	777,250	23,916,216
Canadian Tire Corp. Ltd., Class A, NVS	18,258	1,896,025
Cargojet Inc.	1,187	68,166
CCL Industries Inc., Class B, NVS	18,068	882,526
Cogeco Communications Inc.	3,766	183,661
Dollarama Inc.	5,284	565,027
Empire Co. Ltd., NVS	16,580	555,912
Enghouse Systems Ltd.	12,982	231,575
EQB Inc.	3,692	250,247
Finning International Inc.	29,456	828,792
FirstService Corp.	1,812	300,462
Fortis Inc./Canada	139,699	6,363,413
Franco-Nevada Corp.	13,506	2,124,188
George Weston Ltd.	5,691	970,205
Great-West Lifeco Inc.	89,681	3,513,578
Hydro One Ltd.(b)	61,819	2,078,747
iA Financial Corp. Inc.	20,142	1,912,794
Imperial Oil Ltd.	30,933	2,234,450
Intact Financial Corp.	23,162	4,732,191
Loblaw Companies Ltd.	11,480	1,608,740
Magna International Inc.	102,490	3,483,399
Manulife Financial Corp.	495,627	15,443,462
Maple Leaf Foods Inc.	21,460	373,859
Metro Inc./CN	25,138	1,748,070
North West Co. Inc. (The)	12,090	427,126
Open Text Corp.	79,923	2,017,166
Parkland Corp.	40,677	1,018,162
Security	Shares	Value
Canada (continued)
Power Corp. of Canada	196,244	$6,938,532
Premium Brands Holdings Corp., Class A	14,644	787,635
RB Global Inc.	15,686	1,574,323
Royal Bank of Canada	245,158	27,615,518
Saputo Inc.	55,941	965,231
Savaria Corp.	10,629	118,473
Stantec Inc.	5,817	482,160
Stella-Jones Inc.	6,339	300,596
Sun Life Financial Inc.	181,010	10,359,601
TFI International Inc.	11,552	894,426
TMX Group Ltd.	31,292	1,142,477
Toromont Industries Ltd.	10,290	805,367
Toronto-Dominion Bank (The)	464,685	27,844,611
Tourmaline Oil Corp.	52,831	2,547,842
TransAlta Corp.	35,066	327,255
Waste Connections Inc.	12,339	2,405,035
Wheaton Precious Metals Corp.	28,340	2,199,178
		209,296,181
China — 4.0%
Apeloa Pharmaceutical Co. Ltd., Class A	11,100	23,030
Bank of Chengdu Co. Ltd., Class A	149,600	354,412
Bank of Communications Co. Ltd., Class A	1,945,000	1,995,984
China Coal Energy Co. Ltd., Class A	167,200	231,154
China Coal Xinji Energy Co. Ltd., Class A	39,700	37,413
China Communications Services Corp. Ltd., Class H	980,000	536,374
China Construction Bank Corp., Class A	428,800	521,131
China Merchants Bank Co. Ltd., Class A	590,400	3,519,855
China Merchants Bank Co. Ltd., Class H	1,452,000	8,608,845
China Merchants Energy Shipping Co. Ltd., Class A	265,400	238,123
China National Nuclear Power Co. Ltd., Class A	265,700	337,107
China Overseas Property Holdings Ltd.	300,000	206,433
China Railway Group Ltd., Class A	471,200	358,887
China Tower Corp. Ltd., Class H(b)	1,577,100	2,124,432
CSPC Pharmaceutical Group Ltd.	4,454,000	2,830,758
ENN Energy Holdings Ltd.	325,300	2,688,694
Flat Glass Group Co. Ltd., Class A	32,500	79,567
Flat Glass Group Co. Ltd., Class H	168,000	229,681
Foxconn Industrial Internet Co. Ltd., Class A	190,400	530,685
Guangdong Construction Engineering Group Co. Ltd., Class A	136,400	65,802
Haier Smart Home Co. Ltd., Class A	678,200	2,186,188
Henan Lingrui Pharmaceutical Co., Class A	12,800	37,142
Huaxia Bank Co. Ltd., Class A	677,600	730,993
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	176,100	680,645
Jiangsu King's Luck Brewery JSC Ltd., Class A	19,400	141,195
Kweichow Moutai Co. Ltd., Class A	27,800	5,976,588
Lao Feng Xiang Co. Ltd., Class A	7,900	55,496
Luzhou Laojiao Co. Ltd., Class A	46,000	822,214
NAURA Technology Group Co. Ltd., Class A	800	46,025
Offshore Oil Engineering Co. Ltd., Class A	71,900	56,460
Oppein Home Group Inc., Class A	15,400	132,423
Shede Spirits Co. Ltd., Class A	10,300	77,999
Tian Di Science & Technology Co. Ltd., Class A	114,500	101,191
Tsingtao Brewery Co. Ltd., Class A	14,600	153,454
Tsingtao Brewery Co. Ltd., Class H	206,000	1,483,444
Wuliangye Yibin Co. Ltd., Class A	133,500	2,415,361
Xinjiang Xintai Natural Gas Co. Ltd., Class A	9,200	36,858
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	6,600	183,577
		40,835,620
Schedule of Investments

Schedule of Investments (continued)
March 31, 2025
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Colombia — 0.0%
Grupo Argos SA	79,983	$396,281
Denmark — 2.9%
DSV A/S	7,606	1,470,856
Novo Nordisk A/S, Class B	405,730	27,743,126
		29,213,982
Finland — 0.3%
Fiskars OYJ Abp	18,815	297,846
Harvia OYJ	2,181	103,058
Huhtamaki OYJ	20,894	743,889
Revenio Group OYJ	2,556	70,200
Valmet OYJ	53,558	1,452,654
		2,667,647
France — 5.7%
Air Liquide SA	75,331	14,308,752
Sanofi SA	261,210	28,921,649
Schneider Electric SE	67,342	15,545,581
		58,775,982
Germany — 4.2%
Atoss Software SE	862	117,230
Bechtle AG	12,173	454,658
Brenntag SE	32,140	2,083,237
Deutsche Boerse AG	21,528	6,352,043
DWS Group GmbH & Co. KGaA(b)	10,739	588,660
E.ON SE	737,976	11,139,550
FUCHS SE	7,765	283,012
Nemetschek SE	2,675	311,841
SAP SE	75,583	20,252,434
Symrise AG, Class A	11,679	1,210,808
		42,793,473
Greece — 0.1%
Metlen Energy & Metals SA	31,993	1,409,958
Hong Kong — 1.9%
AIA Group Ltd.	2,327,200	17,616,595
CK Infrastructure Holdings Ltd.	241,000	1,442,973
United Laboratories International Holdings Ltd. (The)	240,000	451,657
		19,511,225
India — 3.3%
Asian Paints Ltd.	89,905	2,456,380
Berger Paints India Ltd.	18,408	107,304
Bharat Electronics Ltd.	239,652	838,290
CRISIL Ltd.	2,620	128,096
Grindwell Norton Ltd.	3,601	71,230
HDFC Asset Management Co. Ltd.(b)	15,961	746,756
Honeywell Automation India Ltd.	55	21,589
Infosys Ltd.	894,649	16,393,145
ITC Ltd.	861,202	4,114,996
KEI Industries Ltd.	413	13,907
Kirloskar Pneumatic Co. Ltd., NVS	3,103	42,706
KPIT Technologies Ltd.	9,005	136,413
LTIMindtree Ltd.(b)	11,294	590,002
Mphasis Ltd.	17,544	510,981
NHPC Ltd., NVS	598,140	570,964
Persistent Systems Ltd., NVS	5,139	329,798
Pidilite Industries Ltd.	13,972	464,951
Polycab India Ltd.	3,085	184,932
Reliance Industries Ltd.	278,201	4,136,103
Schaeffler India Ltd.	3,002	118,211
Sun Pharmaceutical Industries Ltd.	89,499	1,813,673
Supreme Industries Ltd.	4,868	194,100
Security	Shares	Value
India (continued)
Tata Elxsi Ltd.	4,010	$243,635
ZF Commercial Vehicle Control Systems India Ltd.	20	3,030
		34,231,192
Indonesia — 0.7%
Bank Central Asia Tbk PT	13,989,600	7,180,652
Medikaloka Hermina Tbk PT	481,500	30,821
Sumber Alfaria Trijaya Tbk PT	1,663,800	205,939
		7,417,412
Ireland — 0.2%
Glanbia PLC	56,055	617,700
Kerry Group PLC, Class A	14,883	1,558,469
		2,176,169
Italy — 4.5%
Buzzi SpA	7,886	379,469
DiaSorin SpA	2,319	230,304
Enel SpA	3,877,938	31,436,519
Interpump Group SpA	5,406	193,079
Iren SpA	286,784	731,343
Italgas SpA	229,134	1,642,934
Recordati Industria Chimica e Farmaceutica SpA	18,272	1,035,435
Snam SpA	1,089,843	5,650,653
Terna - Rete Elettrica Nazionale	496,685	4,488,676
		45,788,412
Japan — 19.8%
Aica Kogyo Co. Ltd.	15,600	343,433
Air Water Inc.	57,800	731,049
Alfresa Holdings Corp.	41,300	584,603
Arata Corp.	6,900	144,872
ASKUL Corp.	5,700	58,101
Azbil Corp.	69,200	537,572
Bandai Namco Holdings Inc.	20,500	687,723
BayCurrent Inc.	8,300	359,673
Belc Co. Ltd.	1,400	63,665
Chiba Bank Ltd. (The)	137,900	1,305,312
Cosmos Pharmaceutical Corp.	2,900	145,243
CyberAgent Inc.	46,500	353,846
Daiichi Sankyo Co. Ltd.	245,600	5,848,686
DCM Holdings Co. Ltd.	28,700	266,873
Dentsu Soken Inc.	4,100	167,022
Dexerials Corp.	26,500	328,253
DTS Corp.	8,300	222,266
Elecom Co. Ltd.	11,600	128,276
EXEO Group Inc.	48,500	546,318
Fuji Soft Inc.	1,600	104,754
FUJIFILM Holdings Corp.	160,900	3,082,678
Fujimi Inc.	13,900	176,519
Fujitsu General Ltd.	7,900	146,115
Fujitsu Ltd.	123,800	2,463,729
Funai Soken Holdings Inc.	7,600	117,275
Future Corp.	7,400	85,896
Goldwin Inc.	6,200	342,340
Heiwa Real Estate Co. Ltd.	6,500	204,555
Hitachi Ltd.	386,100	9,065,397
Hogy Medical Co. Ltd.	2,300	73,860
Hokuetsu Corp.(a)	12,400	101,808
Hulic Co. Ltd.	161,500	1,550,272
Inpex Corp.	296,600	4,114,077
Internet Initiative Japan Inc.	11,800	205,184
Ise Chemicals Corp.(a)	200	30,402
Japan Elevator Service Holdings Co. Ltd.	3,900	71,723
JCU Corp.	3,200	69,467

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Joyful Honda Co. Ltd.	9,800	$131,198
Kagome Co. Ltd.	10,700	209,828
Kameda Seika Co. Ltd.	1,100	28,681
Kandenko Co. Ltd.	13,700	246,698
Kao Corp.	82,600	3,575,483
Katitas Co. Ltd.	11,100	147,054
KeePer Technical Laboratory Co. Ltd.(a)	600	15,168
Kobayashi Pharmaceutical Co. Ltd.	7,800	295,489
Kohnan Shoji Co. Ltd.	3,900	97,680
Kokuyo Co. Ltd.	19,500	372,833
Komeri Co. Ltd.	4,200	83,114
Konishi Co. Ltd.	11,600	91,298
Kubota Corp.	225,700	2,789,065
Kurita Water Industries Ltd.	14,800	457,754
Kusuri no Aoki Holdings Co. Ltd.	1,000	22,631
Kyowa Kirin Co. Ltd.	49,500	722,534
Lasertec Corp.	11,300	971,239
Life Corp.	10,800	139,609
M3 Inc.(c)	41,200	470,646
Mani Inc.	15,600	136,749
Maruwa Co. Ltd./Aichi	200	41,379
Maruzen Showa Unyu Co. Ltd.	3,300	132,796
Max Co. Ltd.	6,700	190,431
MCJ Co. Ltd.	13,800	125,519
Medipal Holdings Corp.	42,500	663,110
Mitsubishi Corp.	991,500	17,504,693
Mitsubishi UFJ Financial Group Inc.	2,072,300	28,253,351
Monex Group Inc.	56,200	268,793
Monogatari Corp. (The)	2,400	54,334
MonotaRO Co. Ltd.	12,600	235,377
Morinaga & Co. Ltd./Japan	13,300	222,387
MS&AD Insurance Group Holdings Inc.	311,100	6,765,753
Murata Manufacturing Co. Ltd.	295,600	4,559,614
NEC Corp.	83,000	1,767,960
Nichias Corp.	10,200	316,485
Nichirei Corp.	36,600	432,909
Nippon Gas Co. Ltd.	28,800	429,609
Nippon Sanso Holdings Corp.	14,600	442,885
Nippon Shinyaku Co. Ltd.	13,100	334,209
Nippon Telegraph & Telephone Corp.	7,325,100	7,079,499
Nishimatsuya Chain Co. Ltd.	3,900	52,004
Nishio Holdings Co. Ltd.	4,700	131,989
Nisshin Seifun Group Inc.	57,900	668,653
Nissui Corp.	67,700	408,153
Nitto Denko Corp.	99,800	1,845,957
Nohmi Bosai Ltd.	3,800	81,281
Nomura Micro Science Co. Ltd.	7,900	127,661
Nomura Real Estate Holdings Inc.	144,000	840,321
Nomura Research Institute Ltd.	35,800	1,165,374
NTT Data Group Corp.	39,100	708,298
Obic Co. Ltd.	37,000	1,066,821
Okinawa Cellular Telephone Co.	4,300	122,648
Olympus Corp.	75,500	988,349
Open House Group Co. Ltd.	16,300	607,605
Oracle Corp./Japan	3,000	315,700
Organo Corp.	3,200	137,698
PALTAC Corp.	4,700	125,211
Pan Pacific International Holdings Corp.	24,500	672,975
Pilot Corp.	7,900	219,219
Raito Kogyo Co. Ltd.	15,600	258,119
Rinnai Corp.	16,900	390,394
Rohto Pharmaceutical Co. Ltd.	22,900	342,898
Security	Shares	Value
Japan (continued)
S Foods Inc.	3,500	$58,131
SBS Holdings Inc.	4,600	87,124
SCSK Corp.	20,500	506,917
Sekisui House Ltd.	186,200	4,167,551
Senshu Electric Co. Ltd.	2,300	66,769
Seven & i Holdings Co. Ltd.	333,700	4,832,275
Shimamura Co. Ltd.	7,700	441,323
Shimano Inc.	8,600	1,207,552
Shin-Etsu Polymer Co. Ltd.	8,200	82,639
Shionogi & Co. Ltd.	162,400	2,451,381
Ship Healthcare Holdings Inc.	15,300	204,772
SHO-BOND Holdings Co. Ltd.	10,100	322,832
Shoei Co. Ltd.	14,100	160,466
SMS Co. Ltd.	7,400	55,741
Sompo Holdings Inc.	172,400	5,249,783
Sony Group Corp.	247,800	6,270,081
Sumitomo Mitsui Financial Group Inc.	824,800	21,209,411
Sumitomo Realty & Development Co. Ltd.	44,400	1,668,263
Sundrug Co. Ltd.	16,500	462,503
Takeuchi Manufacturing Co. Ltd.	8,700	298,916
TDK Corp.	238,000	2,494,022
TechnoPro Holdings Inc.	21,400	473,903
Terumo Corp.	99,300	1,868,431
TIS Inc.	30,800	852,325
Toagosei Co. Ltd.	33,700	318,707
Tokio Marine Holdings Inc.	387,700	15,082,618
Tokyo Steel Manufacturing Co. Ltd.	14,700	155,969
Tokyo Tatemono Co. Ltd.	62,400	1,056,557
Tsurumi Manufacturing Co. Ltd.	1,900	39,682
U-Next Holdings Co. Ltd.	3,500	41,291
Unicharm Corp.	108,100	860,993
Valor Holdings Co. Ltd.	9,200	146,860
Welcia Holdings Co. Ltd.	13,000	187,613
Yakult Honsha Co. Ltd.	43,400	825,835
Yamaguchi Financial Group Inc.	51,700	613,851
Yaoko Co. Ltd.	2,500	153,451
Yokogawa Bridge Holdings Corp.	9,300	156,395
Zensho Holdings Co. Ltd.	5,700	307,369
ZOZO Inc.	73,100	700,137
Zuken Inc.	2,100	66,538
		203,138,986
Malaysia — 0.1%
Mega First Corp. Bhd(a)	98,700	89,448
PPB Group Bhd	213,900	555,159
		644,607
Mexico — 0.1%
Corporativo Fragua SAB de CV	19,803	501,266
Grupo Comercial Chedraui SA de CV	36,311	204,901
		706,167
Netherlands — 1.1%
Koninklijke KPN NV	1,421,397	6,020,546
Koninklijke Vopak NV	17,098	742,818
Wolters Kluwer NV	29,265	4,556,448
		11,319,812
New Zealand — 0.0%
Summerset Group Holdings Ltd.	36,221	232,029
Norway — 0.3%
Borregaard ASA	18,595	302,591
Europris ASA(b)	58,047	464,045
Gjensidige Forsikring ASA	49,760	1,143,647
Schedule of Investments

Schedule of Investments (continued)
March 31, 2025
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Sparebanken Vest	39,443	$515,997
TOMRA Systems ASA	27,130	387,355
		2,813,635
Philippines — 0.1%
International Container Terminal Services Inc.	174,950	1,085,317
Poland — 0.0%
Asseco South Eastern Europe SA	6,678	103,113
Dom Development SA	4,108	227,521
Neuca SA(a)	286	54,277
		384,911
Portugal — 0.0%
Sonae SGPS SA	386,009	443,270
Saudi Arabia — 0.0%
Mouwasat Medical Services Co.	15,560	311,248
South Africa — 0.2%
PSG Financial Services Ltd.	220,820	217,508
Shoprite Holdings Ltd.	96,806	1,443,725
		1,661,233
South Korea — 0.1%
CJ Corp.	3,652	290,483
Hanil Cement Co. Ltd./New	10,917	117,870
LG Corp.	151	6,660
LIG Nex1 Co. Ltd.	1,000	170,239
NICE Information Service Co. Ltd.	910	7,219
SK Gas Ltd.	159	26,719
Youngone Holdings Co. Ltd.	2,126	129,596
Yuhan Corp.	2,122	158,773
		907,559
Spain — 3.2%
Iberdrola SA	1,985,852	32,067,686
Vidrala SA	2,918	292,558
		32,360,244
Sweden — 2.3%
AAK AB	19,430	542,309
Assa Abloy AB, Class B	139,180	4,178,356
Atlas Copco AB, Class A	318,565	5,088,575
Axfood AB	32,286	725,261
Bravida Holding AB(b)	38,688	350,245
Catena AB	6,483	280,557
Epiroc AB, Class A	89,108	1,794,130
Epiroc AB, Class B	66,920	1,178,680
Essity AB, Class A	4,770	135,007
Essity AB, Class B	123,613	3,511,995
Evolution AB(b)	57,658	4,296,049
Fortnox AB	10,568	92,077
Getinge AB, Class B	35,777	771,129
Instalco AB	32,272	99,119
Lifco AB, Class B	11,659	413,589
MIPS AB	2,716	104,246
		23,561,324
Switzerland — 11.4%
ALSO Holding AG, Registered	989	270,187
Bachem Holding AG	4,016	237,203
BKW AG	3,719	650,468
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	98	1,324,905
Chocoladefabriken Lindt & Spruengli AG, Registered	11	1,443,485
DKSH Holding AG	9,345	711,598
Security	Shares	Value
Switzerland (continued)
Emmi AG, Registered	355	$325,771
Geberit AG, Registered	6,120	3,834,097
Givaudan SA, Registered	1,281	5,499,308
Logitech International SA, Registered	18,545	1,571,414
Nestle SA, Registered	301,434	30,461,894
Novartis AG, Registered	278,352	30,916,501
PSP Swiss Property AG, Registered	10,950	1,710,625
Roche Holding AG, Bearer	7,120	2,471,425
Roche Holding AG, NVS	87,314	28,737,448
Siegfried Holding AG, Registered	114	117,139
SIG Group AG	64,073	1,184,669
Sika AG, Registered	19,047	4,639,548
Tecan Group AG, Registered	1,784	339,457
Temenos AG, Registered	8,381	650,718
		117,097,860
Taiwan — 0.7%
Advantech Co. Ltd.	104,893	1,198,536
Alchip Technologies Ltd.	5,000	421,487
Allis Electric Co. Ltd.	29,316	90,325
Asia Vital Components Co. Ltd.	35,000	495,599
Chicony Power Technology Co. Ltd.	60,000	206,648
Chief Telecom Inc.	6,000	78,142
Chung-Hsin Electric & Machinery Manufacturing Corp.	88,000	352,184
Goldsun Building Materials Co. Ltd.	399,000	493,519
Kuo Toong International Co. Ltd.	50,000	81,594
Lotes Co. Ltd.	14,155	598,920
Sinbon Electronics Co. Ltd.	60,000	467,223
Taiwan Hon Chuan Enterprise Co. Ltd.	67,000	298,776
Teco Electric and Machinery Co. Ltd.	507,000	754,410
Universal Vision Biotechnology Co. Ltd.	12,000	72,120
Wistron Corp.	598,000	1,753,076
		7,362,559
Thailand — 0.1%
Gulf Energy Development PCL, NVDR	610,800	900,081
Turkey — 0.2%
Aksa Akrilik Kimya Sanayii AS	456,713	134,435
Anadolu Hayat Emeklilik AS	13,127	30,390
Enerjisa Enerji AS(b)	98,949	149,151
Ford Otomotiv Sanayi AS	34,366	959,051
Haci Omer Sabanci Holding AS	313,511	693,828
Is Yatirim Menkul Degerler AS	101,529	107,716
		2,074,571
United Kingdom — 8.5%
AJ Bell PLC	79,037	414,176
Ashtead Group PLC	80,530	4,353,995
BAE Systems PLC	488,182	9,857,602
Bunzl PLC	63,179	2,430,268
Chemring Group PLC	47,831	230,285
Clarkson PLC	7,115	314,640
Coca-Cola HBC AG, Class DI(c)	38,086	1,724,905
Cranswick PLC	7,996	506,629
Croda International PLC	36,643	1,392,129
DCC PLC	30,829	2,060,358
Diploma PLC	16,116	806,755
Drax Group PLC	135,869	1,027,604
Gamma Communications PLC	11,404	178,541
GlobalData PLC, NVS	69,767	132,929
Halma PLC	26,222	879,789
Hikma Pharmaceuticals PLC	37,631	950,637

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Hilton Food Group PLC	23,664	$251,880
JTC PLC(b)	14,507	171,125
London Stock Exchange Group PLC	42,509	6,313,740
National Grid PLC	2,328,431	30,372,549
Pearson PLC	101,110	1,599,504
RELX PLC	248,144	12,464,427
Sage Group PLC (The)	136,408	2,141,649
Sirius Real Estate Ltd.	741,694	809,580
Softcat PLC	18,956	388,546
Spectris PLC	26,614	803,056
Spirax Group PLC	13,754	1,108,761
United Utilities Group PLC	281,221	3,669,358
		87,355,417
Total Common Stocks — 98.8% (Cost: $882,351,406)		1,013,758,508
Preferred Stocks
Germany — 0.1%
FUCHS SE, Preference Shares, NVS	12,125	584,203
Total Preferred Stocks — 0.1% (Cost: $437,918)		584,203
Rights
Belgium — 0.0%
Elia Group SA/NV, (Expires 05/30/25, Strike Price EUR)(c)	5,612	27,380
Total Rights — 0.0% (Cost: $—)		27,380
Total Long-Term Investments — 98.9% (Cost: $882,789,324)		1,014,370,091
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	487,189	$487,433
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(d)(e)	2,750,000	2,750,000
Total Short-Term Securities — 0.3% (Cost: $3,237,433)		3,237,433
Total Investments — 99.2% (Cost: $886,026,757)		1,017,607,524
Other Assets Less Liabilities — 0.8%		8,169,189
Net Assets — 100.0%		$1,025,776,713

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$130,786	$356,752 (a)	$—	$(124)	$19	$487,433	487,189	$11,758 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	230,000	2,520,000 (a)	—	—	—	2,750,000	2,750,000	67,148	—
				$(124)	$19	$3,237,433		$78,906	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
March 31, 2025
iShares® International Dividend Growth ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	8	06/19/25	$1,665	$5,989
MSCI EAFE Index	75	06/20/25	9,061	(198,382)
				$(192,393)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$5,989	$—	$—	$—	$5,989
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$198,382	$—	$—	$—	$198,382

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$201,457	$—	$—	$—	$201,457
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(217,869)	$—	$—	$—	$(217,869)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$5,850,530
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$273,393,272	$740,365,236	$—	$1,013,758,508
Preferred Stocks	—	584,203	—	584,203

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® International Dividend Growth ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Rights	$27,380	$—	$—	$27,380
Short-Term Securities
Money Market Funds	3,237,433	—	—	3,237,433
	$276,658,085	$740,949,439	$—	$1,017,607,524
Derivative Financial Instruments(a)
Assets
Equity Contracts	$5,989	$—	$—	$5,989
Liabilities
Equity Contracts	(198,382)	—	—	(198,382)
	$(192,393)	$—	$—	$(192,393)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
March 31, 2025
iShares® Latin America 40 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 41.1%
Ambev SA, ADR	14,143,987	$32,955,490
B3 SA - Brasil Bolsa Balcao	17,395,703	37,007,918
Banco do Brasil SA	9,185,652	45,377,341
Centrais Eletricas Brasileiras SA	2,924,090	20,901,547
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,468,053	26,240,729
Localiza Rent a Car SA	2,777,221	16,347,616
NU Holdings Ltd./Cayman Islands, Class A(a)(b)	10,472,878	107,242,271
Petroleo Brasileiro SA, ADR	5,964,381	85,529,223
Rede D'Or Sao Luiz SA(c)	3,449,930	17,048,783
Telefonica Brasil SA, ADR NVS	1,251,985	10,917,309
Vale SA, Class B, ADR	11,495,033	114,720,429
WEG SA	4,709,362	37,368,226
		551,656,882
Chile — 7.4%
Banco de Chile	142,485,170	18,843,459
Banco Santander Chile, ADR	497,254	11,337,391
Cencosud SA	3,967,195	12,116,251
Empresas CMPC SA	3,530,487	5,800,240
Empresas Copec SA	1,166,742	8,047,850
Enel Americas SA	62,003,711	6,033,598
Falabella SA	2,488,880	10,379,726
Latam Airlines Group SA	599,851,520	9,395,702
Sociedad Quimica y Minera de Chile SA, ADR(b)	457,834	18,189,745
		100,143,962
Colombia — 2.2%
Bancolombia SA, ADR	362,514	14,573,063
Ecopetrol SA, ADR	790,846	8,256,432
Interconexion Electrica SA ESP	1,422,219	6,495,548
		29,325,043
Mexico — 23.9%
America Movil SAB de CV, Series B, Class B(b)	60,540,187	43,132,054
Arca Continental SAB de CV	1,579,247	16,512,853
Cemex SAB de CV, NVS	48,526,077	27,387,729
Fibra Uno Administracion SA de CV	8,908,738	10,408,655
Fomento Economico Mexicano SAB de CV	5,544,377	54,139,259
Grupo Bimbo SAB de CV, Series A, Class A	4,582,378	12,458,820
Grupo Carso SAB de CV, Series A1, Class A1	1,731,861	10,178,158
Grupo Financiero Banorte SAB de CV, Class O	7,755,586	53,788,283
Grupo Mexico SAB de CV, Series B, Class B	9,982,534	49,911,451
Wal-Mart de Mexico SAB de CV	15,659,723	43,127,464
		321,044,726
Peru — 5.0%
Credicorp Ltd.	217,843	40,553,653
Southern Copper Corp.	280,754	26,239,269
		66,792,922
Total Common Stocks — 79.6% (Cost: $1,189,303,384)		1,068,963,535
Security	Shares	Value
Preferred Stocks
Brazil — 19.7%
Banco Bradesco SA, Preference Shares, ADR	16,952,166	$37,803,330
Gerdau SA, Preference Shares, ADR	4,282,509	12,162,326
Itau Unibanco Holding SA, Preference Shares, ADR	17,087,730	93,982,515
Itausa SA, Preference Shares, NVS	18,495,359	30,628,699
Petroleo Brasileiro SA, Preference Shares, ADR	6,896,630	89,932,055
		264,508,925
Total Preferred Stocks — 19.7% (Cost: $336,708,709)		264,508,925
Rights
Brazil — 0.0%
Itausa SA, (Expires 04/25/25, Strike Price BRL 6.70)(a)	241,119	126,339
Total Rights — 0.0% (Cost: $—)		126,339
Total Long-Term Investments — 99.3% (Cost: $1,526,012,093)		1,333,598,799
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(d)(e)(f)	28,283,239	28,297,381
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(d)(e)	3,220,000	3,220,000
Total Short-Term Securities — 2.4% (Cost: $31,517,381)		31,517,381
Total Investments — 101.7% (Cost: $1,557,529,474)		1,365,116,180
Liabilities in Excess of Other Assets — (1.7)%		(22,706,067)
Net Assets — 100.0%		$1,342,410,113

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® Latin America 40 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,741,021	$24,552,646 (a)	$—	$3,714	$—	$28,297,381	28,283,239	$168,630 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,050,000	—	(7,830,000)(a)	—	—	3,220,000	3,220,000	114,336	—
				$3,714	$—	$31,517,381		$282,966	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bclear MSCI Brazil Index	93	06/20/25	$4,760	$(109,880)
Mexican BOLSA Index	91	06/20/25	2,335	(40,497)
				$(150,377)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$150,377	$—	$—	$—	$150,377

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(2,906,796)	$—	$—	$—	$(2,906,796)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(421,081)	$—	$—	$—	$(421,081)
Schedule of Investments

Schedule of Investments (continued)
March 31, 2025
iShares® Latin America 40 ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$17,531,651
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,032,676,524	$36,287,011	$—	$1,068,963,535
Preferred Stocks	264,508,925	—	—	264,508,925
Rights	126,339	—	—	126,339
Short-Term Securities
Money Market Funds	31,517,381	—	—	31,517,381
	$1,328,829,169	$36,287,011	$—	$1,365,116,180
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(150,377)	$—	$—	$(150,377)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
March 31, 2025

	iShares Asia 50 ETF	iShares Blockchain and Tech ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$731,456,431	$28,350,372	$8,426,363	$1,940,455,724
Investments, at value—affiliated(c)	360,000	12,007,477	30,000	2,162,009
Cash	1,293	6,493	1,991	3,492
Cash pledged for futures contracts	203,000	3,379	2,000	—
Foreign currency collateral pledged for futures contracts(d)	—	—	—	561,578
Foreign currency, at value(e)	696,615	18,243	5,418	2,963,068
Receivables:
Investments sold	2,621,782	—	595,321	863,614
Securities lending income—affiliated	2,361	10,523	114	53
Dividends—unaffiliated	1,868,181	2,127	32,520	5,332,594
Dividends—affiliated	1,388	158	47	9,899
Tax reclaims	—	—	—	4,066,391
Total assets	737,211,051	40,398,772	9,093,774	1,956,418,422
LIABILITIES
Collateral on securities loaned, at value	—	11,977,272	—	192,264
Payables:
Investments purchased	2,246,292	—	627,643	614,204
Investment advisory fees	319,412	12,847	4,336	957,678
IRS compliance fee for foreign withholding tax claims	—	—	—	4,568,209
Professional fees	—	—	—	27,124
Variation margin on futures contracts	36,118	505	127	69,939
Total liabilities	2,601,822	11,990,624	632,106	6,429,418
Commitments and contingent liabilities
NET ASSETS	$734,609,229	$28,408,148	$8,461,668	$1,949,989,004
NET ASSETS CONSIST OF
Paid-in capital	$584,326,225	$33,027,378	$45,782,670	$2,263,835,977
Accumulated earnings (loss)	150,283,004	(4,619,230)	(37,321,002)	(313,846,973)
NET ASSETS	$734,609,229	$28,408,148	$8,461,668	$1,949,989,004
NET ASSET VALUE
Shares outstanding	10,150,000	1,150,000	400,000	33,600,000
Net asset value	$72.38	$24.70	$21.15	$58.04
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$577,205,003	$29,752,487	$8,432,482	$1,811,337,033
(b) Securities loaned, at value	$—	$10,904,976	$—	$180,865
(c) Investments, at cost—affiliated	$360,000	$12,006,533	$30,000	$2,162,012
(d) Foreign currency collateral pledged, at cost	$—	$—	$—	$600,578
(e) Foreign currency, at cost	$698,494	$18,244	$5,424	$2,918,965
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
March 31, 2025

	iShares Future AI & Tech ETF	iShares Future Metaverse Tech and Communications ETF	iShares India 50 ETF	iShares International Developed Small Cap Value Factor ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$767,031,555	$6,493,831	$642,727,862	$25,364,298
Investments, at value—affiliated(c)	59,825,361	1,508	10,220,000	635,607
Cash	3,385	4,680	6,508	4,881
Cash pledged for futures contracts	71,000	—	69,000	30,000
Foreign currency, at value(d)	538,327	4,781	14,445,429	81,985
Receivables:
Investments sold	—	—	—	73
Securities lending income—affiliated	15,405	16	—	502
Dividends—unaffiliated	166,834	741	—	158,634
Dividends—affiliated	4,732	—	84,127	—
Tax reclaims	61,426	262	—	242,589
Foreign withholding tax claims	—	—	—	3,825
Other assets	—	128	—	—
Total assets	827,718,025	6,505,947	667,552,926	26,522,394
LIABILITIES
Collateral on securities loaned, at value	58,803,891	1,508	—	634,031
Payables:
Deferred foreign capital gain tax	—	—	21,228,169	—
Investment advisory fees	321,620	2,705	541,062	6,613
Professional fees	—	—	—	8,791
Variation margin on futures contracts	1,049	—	32,549	5,324
Total liabilities	59,126,560	4,213	21,801,780	654,759
Commitments and contingent liabilities
NET ASSETS	$768,591,465	$6,501,734	$645,751,146	$25,867,635
NET ASSETS CONSIST OF
Paid-in capital	$909,545,891	$5,574,089	$229,876,310	$31,664,931
Accumulated earnings (loss)	(140,954,426)	927,645	415,874,836	(5,797,296)
NET ASSETS	$768,591,465	$6,501,734	$645,751,146	$25,867,635
NET ASSET VALUE
Shares outstanding	24,400,000	200,000	12,700,000	700,000
Net asset value	$31.50	$32.51	$50.85	$36.95
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$836,283,430	$5,551,247	$496,296,073	$25,112,233
(b) Securities loaned, at value	$56,604,262	$1,420	$—	$596,596
(c) Investments, at cost—affiliated	$59,827,359	$1,508	$10,220,000	$635,637
(d) Foreign currency, at cost	$539,642	$4,816	$14,445,429	$81,852
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
March 31, 2025

	iShares International Dividend Growth ETF	iShares Latin America 40 ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,014,370,091	$1,333,598,799
Investments, at value—affiliated(c)	3,237,433	31,517,381
Cash	208,629	153,454
Cash pledged for futures contracts	323,000	283,000
Foreign currency collateral pledged for futures contracts(d)	88,948	161,646
Foreign currency, at value(e)	2,098,656	2,421,842
Receivables:
Investments sold	1,635,054	55,420
Securities lending income—affiliated	1,991	30,988
Capital shares sold	1,142,701	6,764,489
Dividends—unaffiliated	3,597,428	4,102,055
Dividends—affiliated	5,940	10,222
Tax reclaims	1,542,644	—
Foreign withholding tax claims	28,767	—
Total assets	1,028,281,282	1,379,099,296
LIABILITIES
Collateral on securities loaned, at value	487,710	28,297,295
Payables:
Investments purchased	1,784,893	7,811,065
Interest expense and fees	3,595	—
Investment advisory fees	128,242	525,277
Professional fees	19,453	—
Variation margin on futures contracts	80,676	55,546
Total liabilities	2,504,569	36,689,183
Commitments and contingent liabilities
NET ASSETS	$1,025,776,713	$1,342,410,113
NET ASSETS CONSIST OF
Paid-in capital	$934,283,401	$2,742,452,275
Accumulated earnings (loss)	91,493,312	(1,400,042,162)
NET ASSETS	$1,025,776,713	$1,342,410,113
NET ASSET VALUE
Shares outstanding	14,200,000	57,000,000
Net asset value	$72.24	$23.55
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$882,789,324	$1,526,012,093
(b) Securities loaned, at value	$352,865	$26,996,376
(c) Investments, at cost—affiliated	$3,237,433	$31,517,381
(d) Foreign currency collateral pledged, at cost	$89,313	$164,728
(e) Foreign currency, at cost	$2,103,323	$2,427,996
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended March 31, 2025

	iShares Asia 50 ETF	iShares Blockchain and Tech ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF
INVESTMENT INCOME
Dividends—unaffiliated	$35,463,532	$53,585	$530,455	$57,146,085
Dividends—affiliated	29,079	1,788	1,157	138,081
Interest—unaffiliated	17,774	348	455	14,414
Securities lending income—affiliated—net	14,685	70,545	6,349	14,150
Other income—unaffiliated	—	—	—	25,368
Foreign taxes withheld	(3,796,982)	(1,643)	(24,364)	(5,306,523)
Foreign withholding tax claims	—	—	—	245,730
IRS compliance fee for foreign withholding tax claims	—	—	—	(280,448)
Total investment income	31,728,088	124,623	514,052	51,996,857
EXPENSES
Investment advisory	5,847,091	132,323	69,433	10,039,007
Commitment costs	12,705	—	118	—
Interest expense	732	—	384	—
Professional	—	—	—	68,349
Total expenses	5,860,528	132,323	69,935	10,107,356
Net investment income (loss)	25,867,560	(7,700)	444,117	41,889,501
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	207,696,511	351,399	(1,816,240)	(9,919,356)
Investments—affiliated	232	(191)	(27)	(1,923)
Foreign currency transactions	(609,173)	(304)	(403)	3,823
Futures contracts	180,961	(5,593)	14,192	340,000
In-kind redemptions—unaffiliated(a)	(66,009,545)	1,580,607	3,427,855	37,123,177
	141,258,986	1,925,918	1,625,377	27,545,721
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	96,535,013	(10,388,329)	(1,985,732)	40,224,414
Investments—affiliated	(582)	395	233	770
Foreign currency translations	44,865	154	388	73,526
Futures contracts	(92,363)	(509)	(67)	(289,197)
	96,486,933	(10,388,289)	(1,985,178)	40,009,513
Net realized and unrealized gain (loss)	237,745,919	(8,462,371)	(359,801)	67,555,234
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$263,613,479	$(8,470,071)	$84,316	$109,444,735
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Operations (continued)
Year Ended March 31, 2025

	iShares Future AI & Tech ETF
	Period From 08/01/24 to 03/31/25(a)	Year Ended 07/31/24
INVESTMENT INCOME
Dividends—unaffiliated	$2,045,366	$5,317,794
Dividends—affiliated	39,813	43,064
Interest—unaffiliated	6,293	9,584
Securities lending income—affiliated—net	638,561	2,277,067
Foreign taxes withheld	(53,519)	(479,816)
Foreign withholding tax claims	—	17,754
Total investment income	2,676,514	7,185,447
EXPENSES
Investment advisory	2,205,767	2,734,104
Interest expense	5,352	417
Commitment fees	819	3,234
Professional fees	—	1,775
Total expenses	2,211,938	2,739,530
Net investment income	464,576	4,445,917
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(b)	13,310,483	(15,141,868)
Investments—affiliated	14,170	(4,843)
Foreign currency transactions	95,551	(77,172)
Futures contracts	39,050	133,174
In-kind redemptions—unaffiliated(c)	9,439,595	7,464,772
	22,898,849	(7,625,937)
Net change in net unrealized appreciation (depreciation) on:
Investments—unaffiliated(d)	(103,184,693)	(3,632,618)
Investments—affiliated	(648)	1,376
Foreign currency translations	(13,722)	10,682
Futures contracts	2,426	(41,077)
	(103,196,637)	(3,661,637)
Net realized and unrealized loss	(80,297,788)	(11,287,574)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(79,833,212)	$(6,841,657)
(a) The Fund’s fiscal year-end changed from July 31 to March 31.
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(465,739)	$(340,779)
(c) See Note 2 of the Notes to Financial Statements.
(d) Net of reduction/increase in deferred foreign capital gain tax of	$606,718	$(364,795)
See notes to financial statements.
Statements of Operations

Statements of Operations (continued)
Year Ended March 31, 2025

	iShares Future Metaverse Tech and Communications ETF	iShares India 50 ETF	iShares International Developed Small Cap Value Factor ETF	iShares International Dividend Growth ETF
INVESTMENT INCOME
Dividends—unaffiliated	$21,899	$12,445,160	$5,570,185	$24,675,647
Dividends—affiliated	121	1,553,604	4,502	67,148
Interest—unaffiliated	139	39,045	2,811	19,557
Securities lending income—affiliated—net	1,136	—	26,744	11,758
Non-cash dividends—unaffiliated	—	—	—	1,300,296
Other income—unaffiliated	128	—	666	7,040
Foreign taxes withheld	(505)	(2,951,340)	(541,843)	(2,909,426)
Foreign withholding tax claims	—	—	35,041	217,484
Total investment income	22,918	11,086,469	5,098,106	23,389,504
EXPENSES
Investment advisory	31,387	8,055,677	478,115	1,239,911
Commitment costs	31	9,198	—	3,501
Professional	—	—	10,193	20,754
Mauritius income taxes	—	115	—	—
Interest expense	—	—	2,347	10,535
Total expenses	31,418	8,064,990	490,655	1,274,701
Net investment income (loss)	(8,500)	3,021,479	4,607,451	22,114,803
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	48,199	4,624,177	5,502,642	(7,290,619)
Investments—affiliated	53	—	683	(124)
Foreign currency transactions	213	142,001	(82,047)	(247,773)
Futures contracts	26	(207,758)	73,882	201,457
In-kind redemptions—unaffiliated(b)	—	—	13,996,121	2,000,429
	48,491	4,558,420	19,491,281	(5,336,630)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	313,104	(12,732,781)	(17,744,750)	60,307,894
Investments—affiliated	31	—	(21)	19
Foreign currency translations	(2)	52	3,545	15,754
Futures contracts	—	(87,998)	(21,291)	(217,869)
	313,133	(12,820,727)	(17,762,517)	60,105,798
Net realized and unrealized gain (loss)	361,624	(8,262,307)	1,728,764	54,769,168
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$353,124	$(5,240,828)	$6,336,215	$76,883,971
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$(9,982,232)	$—	$(579,322)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$—	$527,337	$—	$243,737
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Operations (continued)
Year Ended March 31, 2025

iShares Latin America 40 ETF
INVESTMENT INCOME
Dividends—unaffiliated	$93,736,412
Dividends—affiliated	114,336
Interest—unaffiliated	70,953
Securities lending income—affiliated—net	168,630
Foreign taxes withheld	(5,742,657)
Total investment income	88,347,674
EXPENSES
Investment advisory	6,405,159
Commitment costs	13,606
Interest expense	3,874
Total expenses	6,422,639
Net investment income	81,925,035
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(79,500,200)
Investments—affiliated	3,714
Foreign currency transactions	(690,294)
Futures contracts	(2,906,796)
In-kind redemptions—unaffiliated(a)	31,966,259
(51,127,317)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(238,651,008)
Foreign currency translations	(1,802)
Futures contracts	(421,081)
(239,073,891)
Net realized and unrealized loss	(290,201,208)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(208,276,173)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares Asia 50 ETF		iShares Blockchain and Tech ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/25	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$25,867,560	$30,963,243	$(7,700)	$101,889
Net realized gain (loss)	141,258,986	(105,376,713)	1,925,918	119,762
Net change in unrealized appreciation (depreciation)	96,486,933	79,963,795	(10,388,289)	8,314,343
Net increase (decrease) in net assets resulting from operations	263,613,479	5,550,325	(8,470,071)	8,535,994
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(25,121,289)	(38,351,614)	(523,032)	(259,294)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(985,486,408)	(161,119,817)	13,780,263	8,814,903
NET ASSETS
Total increase (decrease) in net assets	(746,994,218)	(193,921,106)	4,787,160	17,091,603
Beginning of year	1,481,603,447	1,675,524,553	23,620,988	6,529,385
End of year	$734,609,229	$1,481,603,447	$28,408,148	$23,620,988

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Emerging Markets Infrastructure ETF		iShares Europe ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/25	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$444,117	$665,726	$41,889,501	$46,840,315
Net realized gain (loss)	1,625,377	(411,751)	27,545,721	39,272,989
Net change in unrealized appreciation (depreciation)	(1,985,178)	789,401	40,009,513	132,307,014
Net increase in net assets resulting from operations	84,316	1,043,376	109,444,735	218,420,318
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(541,548)	(577,244)	(48,450,589)	(51,798,895)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(13,087,933)	(1,072,183)	193,010,909	(303,570,869)
NET ASSETS
Total increase (decrease) in net assets	(13,545,165)	(606,051)	254,005,055	(136,949,446)
Beginning of year	22,006,833	22,612,884	1,695,983,949	1,832,933,395
End of year	$8,461,668	$22,006,833	$1,949,989,004	$1,695,983,949

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Future AI & Tech ETF
	Period From 08/01/24 to 03/31/25(a)	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$464,576	$4,445,917	$2,947,690
Net realized gain (loss)	22,898,849	(7,625,937)	(23,400,784)
Net change in unrealized appreciation (depreciation)	(103,196,637)	(3,661,637)	90,466,793
Net increase (decrease) in net assets resulting from operations	(79,833,212)	(6,841,657)	70,013,699
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,280,254)	(4,879,653)	(2,261,595)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	211,504,213	138,902,356	182,260,510
NET ASSETS
Total increase in net assets	130,390,747	127,181,046	250,012,614
Beginning of period	638,200,718	511,019,672	261,007,058
End of period	$768,591,465	$638,200,718	$511,019,672

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Future Metaverse Tech and Communications ETF		iShares India 50 ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/25	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(8,500)	$5,432	$3,021,479	$1,713,797
Net realized gain (loss)	48,491	868,117	4,558,420	(4,252,688)
Net change in unrealized appreciation (depreciation)	313,133	395,279	(12,820,727)	141,264,400
Net increase (decrease) in net assets resulting from operations	353,124	1,268,828	(5,240,828)	138,725,509
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(437,769)	(18,538)	(2,149,665)	(2,801,756)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(14,332)	(214,151,738)	154,597,664
NET ASSETS
Total increase (decrease) in net assets	(84,645)	1,235,958	(221,542,231)	290,521,417
Beginning of period	6,586,379	5,350,421	867,293,377	576,771,960
End of period	$6,501,734	$6,586,379	$645,751,146	$867,293,377

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares International Developed Small Cap Value Factor ETF		iShares International Dividend Growth ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/25	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,607,451	$5,685,058	$22,114,803	$17,872,535
Net realized gain (loss)	19,491,281	(8,472,982)	(5,336,630)	5,534,730
Net change in unrealized appreciation (depreciation)	(17,762,517)	28,515,860	60,105,798	58,991,720
Net increase in net assets resulting from operations	6,336,215	25,727,936	76,883,971	82,398,985
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,116,405)	(6,703,298)	(19,112,487)	(18,517,342)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(156,854,473)	6,476,894	309,967,685	(1,263,770)
NET ASSETS
Total increase (decrease) in net assets	(157,634,663)	25,501,532	367,739,169	62,617,873
Beginning of year	183,502,298	158,000,766	658,037,544	595,419,671
End of year	$25,867,635	$183,502,298	$1,025,776,713	$658,037,544

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Latin America 40 ETF
	Year Ended 03/31/25	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$81,925,035	$87,986,652
Net realized gain (loss)	(51,127,317)	4,972,154
Net change in unrealized appreciation (depreciation)	(239,073,891)	185,086,957
Net increase (decrease) in net assets resulting from operations	(208,276,173)	278,045,763
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(86,187,509)	(72,678,562)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(90,257,347)	518,630,934
NET ASSETS
Total increase (decrease) in net assets	(384,721,029)	723,998,135
Beginning of year	1,727,131,142	1,003,133,007
End of year	$1,342,410,113	$1,727,131,142

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$61.35	$61.83	$68.67	$90.91	$56.05
Net investment income(a)	1.51	1.20	1.17	0.93	1.31
Net realized and unrealized gain (loss)(b)	11.41	(0.16)	(6.54)	(21.99)	34.52
Net increase (decrease) from investment operations	12.92	1.04	(5.37)	(21.06)	35.83
Distributions from net investment income(c)	(1.89)	(1.52)	(1.47)	(1.18)	(0.97)
Net asset value, end of year	$72.38	$61.35 (d)	$61.83	$68.67	$90.91
Total Return(e)
Based on net asset value	21.24%	1.87%(d)	(7.77)%	(23.36)%	64.22%
Ratios to Average Net Assets(f)
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.21%	2.06%	1.95%	1.12%	1.66%
Supplemental Data
Net assets, end of year (000)	$734,609	$1,481,603	$1,675,525	$1,885,125	$3,172,670
Portfolio turnover rate(g)	25%	11%	12%	13%	46%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) For financial reporting purposes, the market values of certain investments were adjusted as of the report date. Accordingly, the NAV per share and total return presented herein is different than the information previously published as of March 28, 2024.

(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Blockchain and Tech ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Period From 04/25/22(a) to 03/31/23
Net asset value, beginning of period	$31.49	$16.32	$25.56
Net investment income (loss)(b)	(0.01)	0.20	0.22
Net realized and unrealized gain (loss)(c)	(6.23)	15.49	(9.38)
Net increase (decrease) from investment operations	(6.24)	15.69	(9.16)
Distributions from net investment income(d)	(0.55)	(0.52)	(0.08)
Net asset value, end of period	$24.70	$31.49	$16.32
Total Return(e)
Based on net asset value	(20.50)%	97.46%	(35.71)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.47%	0.47%(h)
Net investment income (loss)	(0.03)%	0.89%	1.56%(h)
Supplemental Data
Net assets, end of period (000)	$28,408	$23,621	$6,529
Portfolio turnover rate(i)	51%	81%	87%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$22.01	$21.54	$22.88	$24.74	$19.80
Net investment income(a)	0.84	0.65	0.57	0.95	0.65
Net realized and unrealized gain (loss)(b)	(0.87)	0.39	(1.27)	(1.84)	4.91
Net increase (decrease) from investment operations	(0.03)	1.04	(0.70)	(0.89)	5.56
Distributions from net investment income(c)	(0.83)	(0.57)	(0.64)	(0.97)	(0.62)
Net asset value, end of year	$21.15	$22.01	$21.54	$22.88	$24.74
Total Return(d)
Based on net asset value	(0.11)%	4.95%	(3.11)%	(3.83)%	28.33%
Ratios to Average Net Assets(e)
Total expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.84%	3.06%	2.70%	3.96%	2.90%
Supplemental Data
Net assets, end of year (000)	$8,462	$22,007	$22,613	$20,595	$16,083
Portfolio turnover rate(f)	17%	15%	26%	23%	27%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Europe ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$55.61	$50.08	$50.17	$50.25	$35.42
Net investment income(a)	1.39 (b)	1.40 (b)	1.45 (b)	1.24 (b)	0.85
Net realized and unrealized gain (loss)(c)	2.66	5.59	(0.15)	0.21	14.82
Net increase from investment operations	4.05	6.99	1.30	1.45	15.67
Distributions from net investment income(d)	(1.62)	(1.46)	(1.39)	(1.53)	(0.84)
Net asset value, end of year	$58.04	$55.61	$50.08	$50.17	$50.25
Total Return(e)
Based on net asset value	7.44%(b)	14.32%(b)	2.87%(b)	2.69%(b)	44.70%
Ratios to Average Net Assets(f)
Total expenses	0.60%	0.61%	0.67%	0.63%	0.60%
Total expenses excluding professional fees for foreign withholding tax claims	0.60%	0.59%	0.59%	0.58%	0.59%
Net investment income	2.48%(b)	2.75%(b)	3.21%(b)	2.34%(b)	1.94%
Supplemental Data
Net assets, end of year (000)	$1,949,989	$1,695,984	$1,832,933	$1,943,979	$1,665,944
Portfolio turnover rate(g)	4%	5%	5%	5%	5%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025,
March 31, 2024, March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by $0.01, $0.04, $0.27 and $0.18.
• Total return by 0.01%, 0.10%, 0.56% and 0.36%.
• Ratio of net investment income to average net assets by 0.01%, 0.08%, 0.60% and 0.34%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Future AI & Tech ETF
	Period From 08/01/24(a) to 03/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of period	$33.59	$34.53	$28.37	$43.34	$31.43	$24.99
Net investment income(b)	0.02	0.25	0.30	0.11	0.17	0.11
Net realized and unrealized gain (loss)(c)	(2.04)	(0.92)	6.07	(14.03)	12.00	6.44
Net increase (decrease) from investment operations	(2.02)	(0.67)	6.37	(13.92)	12.17	6.55
Distributions from net investment income(d)	(0.07)	(0.27)	(0.21)	(1.05)	(0.26)	(0.11)
Net asset value, end of period	$31.50	$33.59	$34.53	$28.37	$43.34	$31.43
Total Return(e)
Based on net asset value	(6.04)%	(1.95)%(f)	22.55%(f)	(32.79)%	38.79%	26.27%
Ratios to Average Net Assets (g)
Total expenses	0.47%(h)	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income	0.10%(h)	0.76%(f)	1.02%(f)	0.29%	0.42%	0.40%
Supplemental Data
Net assets, end of period (000)	$768,591	$638,201	$511,020	$261,007	$433,445	$157,172
Portfolio turnover rate(i)	119%	40%	35%	58%	42%	34%
(a) The Fund’s fiscal year-end changed from July 31 to March 31.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2024 and
July 31, 2023 respectively:
• Total return by 0.00% and 0.01%.
• Ratio of net investment income to average net assets by 0.01% and 0.01%.

(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Future Metaverse Tech and Communications ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Period From 02/14/23(a) to 03/31/23
Net asset value, beginning of period	$32.93	$26.75	$25.52
Net investment income (loss)(b)	(0.04)	0.03	0.03
Net realized and unrealized gain(c)	1.81	6.24	1.20
Net increase from investment operations	1.77	6.27	1.23
Distributions(d)
From net investment income	(0.03)	(0.09)	—
From net realized gain	(2.16)	—	—
Total distributions	(2.19)	(0.09)	—
Net asset value, end of period	$32.51	$32.93	$26.75
Total Return(e)
Based on net asset value	5.00%	23.48%	4.82%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.47%	0.47%(h)
Net investment income (loss)	(0.13)%	0.09%	0.84%(h)
Supplemental Data
Net assets, end of period (000)	$6,502	$6,586	$5,350
Portfolio turnover rate(i)	39%	51%	7%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares India 50 ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23(a)	Year Ended 03/31/22(a)	Year Ended 03/31/21(a)
Net asset value, beginning of year	$50.42	$41.20	$46.38	$44.60	$25.87
Net investment income(b)	0.17	0.11	0.11	0.05	0.02
Net realized and unrealized gain (loss)(c)	0.38	9.30	(3.70)	5.10	18.74
Net increase (decrease) from investment operations	0.55	9.41	(3.59)	5.15	18.76
Distributions(d)
From net investment income	(0.04)	(0.07)	—	(3.37)	(0.03)
From net realized gain	(0.08)	(0.12)	(1.59)	—	—
Total distributions	(0.12)	(0.19)	(1.59)	(3.37)	(0.03)
Net asset value, end of year	$50.85	$50.42	$41.20	$46.38	$44.60
Total Return(e)
Based on net asset value	1.07%	22.90%	(7.92)%	11.57%	72.59%
Ratios to Average Net Assets(f)
Total expenses	0.89%	0.89%	0.93%(g)	0.89%	0.90%
Net investment income	0.33%	0.25%	0.25%	0.10%	0.06%
Supplemental Data
Net assets, end of year (000)	$645,751	$867,293	$576,772	$663,228	$691,284
Portfolio turnover rate(h)	17%	10%	108%	12%	8%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Includes non-recurring expense of Interest expense. Without this cost, total expenses would have been 0.89%.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Developed Small Cap Value Factor ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Period From 03/23/21(a) to 03/31/21
Net asset value, beginning of period	$35.29	$31.60	$34.20	$34.37	$34.52
Net investment income(b)	1.03 (c)	1.11	1.09	1.59	0.16
Net realized and unrealized gain (loss)(d)	1.97	3.88	(2.68)	(0.74)	(0.31)
Net increase (decrease) from investment operations	3.00	4.99	(1.59)	0.85	(0.15)
Distributions from net investment income(e)	(1.34)	(1.30)	(1.01)	(1.02)	—
Net asset value, end of period	$36.95	$35.29	$31.60	$34.20	$34.37
Total Return(f)
Based on net asset value	8.81%(c)	16.26%(c)	(4.56)%	2.42%	(0.43)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.31%	0.33%	0.40%	0.40%	0.40%(i)
Total expenses after fees waived	0.31%	0.30%	0.30%	0.30%	0.30%(i)
Total expenses excluding professional fees for foreign withholding tax claims	0.30%	0.32%	N/A	N/A	N/A
Net investment income	2.89%(c)	3.45%(c)	3.59%	4.55%	17.96%(i)
Supplemental Data
Net assets, end of period (000)	$25,868	$183,502	$158,001	$164,181	$6,875
Portfolio turnover rate(j)	63%	77%	18%	35%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025 and
March 31, 2024:
• Net investment income per share by $0.01 and $0.00.
• Total return by 0.11% and 0.01%.
• Ratio of net investment income to average net assets by 0.02% and 0.01%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Dividend Growth ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$67.15	$60.45	$65.02	$64.36	$45.51
Net investment income(a)	1.87 (b)	1.80 (b)	1.67	1.74	1.53
Net realized and unrealized gain (loss)(c)	4.85	6.76	(4.77)	0.39	18.87
Net increase (decrease) from investment operations	6.72	8.56	(3.10)	2.13	20.40
Distributions from net investment income(d)	(1.63)	(1.86)	(1.47)	(1.47)	(1.55)
Net asset value, end of year	$72.24	$67.15	$60.45	$65.02	$64.36
Total Return(e)
Based on net asset value	10.11%(b)	14.46%(b)	(4.60)%	3.28%	45.29%
Ratios to Average Net Assets(f)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.19%
Net investment income	2.68%(b)	2.88%(b)	2.89%	2.60%	2.66%
Supplemental Data
Net assets, end of year (000)	$1,025,777	$658,038	$595,420	$321,871	$189,855
Portfolio turnover rate(g)	34%	38%	37%	40%	66%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025 and
March 31, 2024:
•  Net investment income per share by $0.02 and $0.01
• Total return by 0.02% and 0.01%.
• Ratio of net investment income to average net assets by 0.02% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$28.43	$23.88	$30.36	$27.56	$18.34
Net investment income(a)	1.50	1.63	2.69	1.70	0.68
Net realized and unrealized gain (loss)(b)	(4.82)	4.26	(6.26)	3.09	9.09
Net increase (decrease) from investment operations	(3.32)	5.89	(3.57)	4.79	9.77
Distributions from net investment income(c)	(1.56)	(1.34)	(2.91)	(1.99)	(0.55)
Net asset value, end of year	$23.55	$28.43	$23.88	$30.36	$27.56
Total Return(d)
Based on net asset value	(11.48)%	24.91%	(11.29)%	19.25%	53.62%
Ratios to Average Net Assets(e)
Total expenses	0.47%	0.48%	0.48%	0.47%	0.48%
Net investment income	6.04%	6.07%	10.76%	6.07%	2.78%
Supplemental Data
Net assets, end of year (000)	$1,342,410	$1,727,131	$1,003,133	$1,738,190	$1,770,590
Portfolio turnover rate(f)	18%	7%	24%	27%	20%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Asia 50	Non-diversified
Blockchain and Tech	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
Future AI & Tech(a)(b)	Diversified
Future Metaverse Tech and Communications	Non-diversified
India 50	Non-diversified
International Developed Small Cap Value Factor	Diversified
International Dividend Growth	Diversified
Latin America 40	Non-diversified

(a)	The Fund’s fiscal year-end changed from July 31 to March 31 during the reporting period.
(b)	Formerly the iShares Robotics and Artificial Intelligence Multisector ETF.
On June 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Robotics and Artificial Intelligence Multisector ETF to iShares Future AI & Tech ETF, the ticker from IRBO to ARTY, the fiscal year-end from July 31 to March 31, and the underlying index from NYSE FactSet Global Robotics and Artificial Intelligence Index to Morningstar Global Artificial Intelligence Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of U.S. and non U.S. companies that provide products and services that are expected to contribute to artificial intelligence (“AI”) technologies in areas including generative AI, AI data and infrastructure, AI software, and AI services. These changes became effective on August 12, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price
Notes to Financial Statements

Notes to Financial Statements  (continued)
is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received	Non-Cash Collateral Received, at Fair Value	Net Amount
Blockchain and Tech
BNP Paribas SA	$1,546,409	$(1,546,409)	$—	$—
BofA Securities, Inc.	506,204	(506,204)	—	—
J.P. Morgan Securities LLC	2,502,008	(2,502,008)	—	—
Jefferies LLC	270,250	(270,250)	—	—
Morgan Stanley	1,822,249	(1,822,249)	—	—
UBS AG	4,177,767	(4,177,767)	—	—
UBS Securities LLC	77,865	(77,865)	—	—
Wells Fargo Bank N.A.	2,224	(2,224)	—	—
	$10,904,976	$(10,904,976)	$—	$—
Europe
J.P. Morgan Securities LLC	$180,865	$(180,865)	$—	$—
Future AI & Tech
BofA Securities, Inc.	$4,369,590	$(4,369,590)	$—	$—
Goldman Sachs & Co. LLC	9,926,676	(9,926,676)	—	—
J.P. Morgan Securities LLC	36,366,027	(36,366,027)	—	—
Morgan Stanley	2,686,402	(2,686,402)	—	—
National Financial Services LLC	1,237,668	(1,237,668)	—	—
UBS Securities LLC	79,614	(79,614)	—	—
Wells Fargo Bank N.A.	1,501,461	(1,501,461)	—	—
Wells Fargo Securities LLC	436,824	(436,824)	—	—
	$56,604,262	$(56,604,262)	$—	$—
Future Metaverse Tech and Communications
BofA Securities, Inc.	$1,420	$(1,420)	$—	$—
International Developed Small Cap Value Factor
BNP Paribas SA	$106,160	$(106,160)	$—	$—
BofA Securities, Inc.	49,625	(49,625)	—	—
Goldman Sachs & Co. LLC	261,690	(261,690)	—	—
HSBC Bank PLC	168,561	(168,561)	—	—
J.P. Morgan Securities LLC	7,681	(7,681)	—	—
State Street Bank & Trust Co.	2,879	(2,879)	—	—
	$596,596	$(596,596)	$—	$—
International Dividend Growth
Goldman Sachs & Co. LLC	$263,800	$(263,800)	$—	$—
Macquarie Bank Limited	44,135	(44,135)	—	—
Morgan Stanley	44,930	(44,930)	—	—
	$352,865	$(352,865)	$—	$—
Latin America 40
Barclays Bank PLC	$5,959,500	$(5,959,500)	$—	$—
BNP Paribas SA	591,977	(591,977)	—	—
BofA Securities, Inc.	12,566,428	(12,566,428)	—	—
Citigroup Global Markets, Inc.	2,280,303	(2,280,303)	—	—
Goldman Sachs & Co.	2,309,120	(2,309,120)	—	—
Morgan Stanley	1,255,468	(1,255,468)	—	—
Wells Fargo Securities LLC	2,033,580	(2,033,580)	—	—
	$26,996,376	$(26,996,376)	$—	$—
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
Notes to Financial Statements

Notes to Financial Statements  (continued)
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA  is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Asia 50	0.50%
Blockchain and Tech	0.47
Emerging Markets Infrastructure	0.60
Future AI & Tech	0.47
Future Metaverse Tech and Communications	0.47
India 50	0.89
International Developed Small Cap Value Factor	0.30
International Dividend Growth	0.15
For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $12 billion	0.6000%
Over $12 billion, up to and including $18 billion	0.570000
Over $18 billion, up to and including $24 billion	0.541500
Over $24 billion, up to and including $30 billion	0.514425
Over $30 billion	0.488703
For its investment advisory services to the iShares Latin America 40 ETF, BFA  is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.475000
Over $81 billion, up to and including $111 billion	0.451250
Over $111 billion, up to and including $141 billion	0.428687
Over $141 billion, up to and including $171 billion	0.407253
Over $171 billion	0.386890

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Emerging Markets Infrastructure ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For the year ended March 31, 2025, there were no fees waived by BFA pursuant to this arrangement.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares Blockchain and Tech ETF and iShares Future AI & Tech ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Europe ETF, iShares Future Metaverse Tech and Communications ETF, iShares India 50 ETF, iShares International Developed Small Cap Value Factor ETF, iShares International Dividend Growth ETF and iShares Latin America 40 ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025,  commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: each Group 1 Fund, pursuant to the securities lending agreement, retained  for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended March 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Asia 50	$4,517
Blockchain and Tech	20,331
Emerging Markets Infrastructure	1,763
Europe	4,343
Future Metaverse Tech and Communications	355
International Developed Small Cap Value Factor	6,601
International Dividend Growth	2,909
Latin America 40	41,120
Notes to Financial Statements

Notes to Financial Statements  (continued)
For the period August 1, 2024 through March 31, 2025 and year ended July 31, 2024, the iShares Future AI & Tech ETF paid BTC $148,612 and $512,531, respectively, for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended March 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Asia 50	$47,163,832	$19,454,923	$(23,008,999)
Blockchain and Tech	2,085,690	4,407,977	(64,081)
Emerging Markets Infrastructure	8,928	—	—
Europe	11,187,432	4,465,146	(1,515,413)
International Developed Small Cap Value Factor	64,648	986,554	145,784
International Dividend Growth	22,593,558	32,474,732	(718,926)
Latin America 40	1,357,919	2,364,072	(623,216)
For the period August 1, 2024 through March 31, 2025, transactions executed by the iShares Future AI & Tech ETF pursuant to Rule 17a-7 under the 1940 Act were $99,592,184, $193,729,178 and $33,292,060 for purchases, sales and net realized gain, respectively.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended March 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Asia 50	$284,883,799	$795,961,839
Blockchain and Tech	14,243,208	14,686,371
Emerging Markets Infrastructure	1,944,272	3,778,152
Europe	95,720,939	72,736,023
Future Metaverse Tech and Communications	2,566,172	3,010,484
India 50	150,515,977	372,521,946
International Developed Small Cap Value Factor	94,403,442	95,905,447
International Dividend Growth	326,809,089	278,600,460
Latin America 40	252,655,220	245,852,366
For the period August 1, 2024 through March 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, for iShares Future AI & Tech ETF were $846,467,051 and $839,154,174, respectively.
For the year ended March 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$3,011,324	$473,739,404
Blockchain and Tech	16,524,767	2,846,372
Emerging Markets Infrastructure	—	11,307,577
Europe	305,687,997	144,764,054
International Developed Small Cap Value Factor	12,532,996	169,353,567
International Dividend Growth	266,430,059	8,648,457
Latin America 40	330,254,061	421,063,105
For the period August 1, 2024 through March 31, 2025, in-kind purchases and in-kind sales for iShares Future AI & Tech ETF were $245,204,591 and $41,384,224, respectively.

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of March 31, 2025, permanent differences attributable to certain deemed distributionss and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Asia 50	$(83,693,699)	$83,693,699
Blockchain and Tech	1,448,242	(1,448,242)
Emerging Markets Infrastructure	3,039,656	(3,039,656)
Europe	36,062,801	(36,062,801)
Future AI & Tech	9,176,457	(9,176,457)
International Developed Small Cap Value Factor	11,754,596	(11,754,596)
International Dividend Growth	1,992,758	(1,992,758)
Latin America 40	15,911,345	(15,911,345)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 03/31/25	Year Ended 03/31/24
Asia 50
Ordinary income	$25,121,289	$38,351,614
Blockchain and Tech
Ordinary income	$523,032	$259,294
Emerging Markets Infrastructure
Ordinary income	$541,548	$577,244
Europe
Ordinary income	$48,450,589	$51,798,895

iShares ETF	Year Ended 03/31/25	Year Ended 07/31/24	Year Ended 07/31/23
Future AI & Tech
Ordinary income	$1,280,254	$4,879,653	$2,261,595

iShares ETF	Year Ended 03/31/25	Year Ended 03/31/24
Future Metaverse Tech and Communications
Ordinary income	$350,349	$18,538
Long-term capital gains	87,420	—
	$437,769	$18,538
India 50
Long-term capital gains	$2,149,665	$2,801,756
International Developed Small Cap Value Factor
Ordinary income	$7,116,405	$6,703,298
International Dividend Growth
Ordinary income	$19,112,487	$18,517,342
Latin America 40
Ordinary income	$86,187,509	$72,678,562
Notes to Financial Statements

Notes to Financial Statements  (continued)
As of March 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Capital Losses(c)	Qualified Late-Year Ordinary Losses(c)	Total
Asia 50	$14,436,025	$2,258,784	$—	$133,588,195	$—	$ —	$150,283,004
Blockchain and Tech	—	—	(2,628,225)	(1,744,746)	—	(246,259)	(4,619,230)
Emerging Markets Infrastructure	12,629	—	(36,937,588)	(396,043)	—	—	(37,321,002)
Europe	10,880,897	—	(430,463,010)	105,735,140	—	—	(313,846,973)
Future AI & Tech	4,207	—	(70,716,455)	(70,242,178)	—	—	(140,954,426)
Future Metaverse Tech and Communications	20,365	—	—	909,611	(2,331)	—	927,645
India 50	—	38,573,511	—	378,401,287	—	(1,099,962)	415,874,836
International Developed Small Cap Value Factor	38,778	—	(5,804,008)	(32,066)	—	—	(5,797,296)
International Dividend Growth	4,146,490	—	(42,199,515)	129,546,337	—	—	91,493,312
Latin America 40	10,894,483	—	(1,138,514,823)	(272,421,822)	—	—	(1,400,042,162)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the timing and recognition of realized gains/losses for tax purposes.

(c)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
For the year ended March 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
Asia 50	$185,619,438
Blockchain and Tech	403,398
Future AI & Tech	6,944,744
International Developed Small Cap Value Factor	6,253,869
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$598,148,111	$233,789,970	$(100,181,352)	$133,608,618
Blockchain and Tech	42,102,598	2,439,975	(4,184,724)	(1,744,749)
Emerging Markets Infrastructure	8,852,436	1,046,448	(1,442,521)	(396,073)
Europe	1,836,894,951	353,048,850	(247,326,068)	105,722,782
Future AI & Tech	897,097,573	41,819,985	(112,060,642)	(70,240,657)
Future Metaverse Tech and Communications	5,585,660	1,283,290	(373,611)	909,679
India 50	253,272,923	408,610,422	(8,980,966)	399,629,456
International Developed Small Cap Value Factor	26,035,260	1,657,862	(1,692,322)	(34,460)
International Dividend Growth	888,076,812	161,153,885	(31,623,173)	129,530,712
Latin America 40	1,637,490,967	68,716,930	(341,132,214)	(272,415,284)

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
9. LINE OF CREDIT
The iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Future AI & Tech ETF, iShares Future Metaverse Tech and Communications ETF, iShares India 50 ETF, iShares International Dividend Growth ETF and iShares Latin America 40 ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended March 31, 2025, the iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Future AI & Tech ETF, iShares Future Metaverse Tech and Communications ETF, iShares India 50 ETF and iShares Latin America 40 ETF did not borrow under the Syndicated Credit Agreement.
For the year ended March 31, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
International Dividend Growth	$6,995,000	$176,384	5.78%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 03/31/25		Year Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
Asia 50
Shares sold	900,000	$58,427,942	400,000	$25,427,942
Shares redeemed	(14,900,000)	(1,043,914,350)	(3,350,000)	(186,547,759)
	(14,000,000)	$(985,486,408)	(2,950,000)	$(161,119,817)
Blockchain and Tech
Shares sold	500,000	$16,644,016	350,000	$8,814,903
Shares redeemed	(100,000)	(2,863,753)	—	—
	400,000	$13,780,263	350,000	$8,814,903
Emerging Markets Infrastructure
Shares sold	—	$5,714	—	$780
Shares redeemed	(600,000)	(13,093,647)	(50,000)	(1,072,963)
	(600,000)	$(13,087,933)	(50,000)	$(1,072,183)
Europe
Shares sold	5,850,000	$343,299,228	500,000	$24,586,557
Shares redeemed	(2,750,000)	(150,288,319)	(6,600,000)	(328,157,426)
	3,100,000	$193,010,909	(6,100,000)	$(303,570,869)

	Period From 08/01/24 to 03/31/25(a)		Year Ended 07/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount	Shares	Amount
Future AI & Tech
Shares sold	6,800,000	$256,563,491	5,000,000	$165,766,335	6,200,000	$197,528,251
Shares redeemed	(1,400,000)	(45,059,278)	(800,000)	(26,863,979)	(600,000)	(15,267,741)
Net increase	5,400,000	$211,504,213	4,200,000	$138,902,356	5,600,000	$182,260,510
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 03/31/25		Year Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
Future Metaverse Tech and Communications
Shares sold	—	$—	50,000	$1,603,382
Shares redeemed	—	—	(50,000)	(1,617,714)
	—	$—	—	$(14,332)
India 50
Shares sold	950,000	$50,951,567	3,550,000	$169,379,144
Shares redeemed	(5,450,000)	(265,103,305)	(350,000)	(14,781,480)
	(4,500,000)	$(214,151,738)	3,200,000	$154,597,664
International Developed Small Cap Value Factor
Shares sold	400,000	$13,945,504	200,000	$6,476,894
Shares redeemed	(4,900,000)	(170,799,977)	—	—
	(4,500,000)	$(156,854,473)	200,000	$6,476,894
International Dividend Growth
Shares sold	4,550,000	$319,949,290	800,000	$50,444,647
Shares redeemed	(150,000)	(9,981,605)	(850,000)	(51,708,417)
	4,400,000	$309,967,685	(50,000)	$(1,263,770)
Latin America 40
Shares sold	18,250,000	$449,963,074	29,250,000	$798,802,712
Shares redeemed	(22,000,000)	(540,220,421)	(10,500,000)	(280,171,778)
	(3,750,000)	$(90,257,347)	18,750,000	$518,630,934

(a)	The Fund’s fiscal year-end was changed from July 31 to March 31.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares International Developed Small Cap Value Factor ETF and iShares International Dividend Growth ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of March 31, 2025, are $3,825 or $0.01 per share and $28,493 or $0.00 per share, respectively.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares Europe ETF and iShares International Dividend Growth ETF are able to pass through to shareholders as a

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
foreign tax credit in the current year, iShares Europe ETF and iShares International Dividend Growth ETF will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
On May 7, 2025, the iShares Europe ETF completed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2023, and the related tax compliance fee, including interest, was paid to the IRS.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of March 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
iShares Asia 50 ETF(1)
iShares Blockchain and Tech ETF(2)
iShares Emerging Markets Infrastructure ETF(1)
iShares Europe ETF(1)
iShares Future AI & Tech ETF(3)
iShares Future Metaverse Tech and Communications ETF(4)
iShares India 50 ETF(5)
iShares International Developed Small Cap Value Factor ETF(6)
iShares International Dividend Growth ETF(1)
iShares Latin America 40 ETF(1)
(1) Statement of operations for the year ended March 31, 2025, statement of changes in net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025
(2) Statement of operations for the year ended March 31, 2025, statement of changes in net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the two years in the period ended March 31, 2025 and the period April 25, 2022 (commencement of operations) through March 31, 2023
(3) Statement of operations for the period August 1, 2024 through March 31, 2025 and for the year ended July 31, 2024, statement of changes in net assets for the period August 1, 2024 through March 31, 2025 and for each of the two years in the period ended July 31, 2024 and the financial highlights for the period August 1, 2024 through March 31, 2025 and for each of the five years in the period ended July 31, 2024
(4) Statement of operations for the year ended March 31, 2025, statement of changes in net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the two years in the period ended March 31, 2025 and the period February 14, 2023 (commencement of operations) through March 31, 2023
(5) Statement of operations for the year ended March 31, 2025, statement of changes in net assets for each of the two years in the period ended March 31, 2025, the financial highlights for each of the two years in the period ended March 31, 2025 and the consolidated financial highlights for each of the three years in the period ended March 31, 2023
(6) Statement of operations for the year ended March 31, 2025, statement of changes in net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the four years in the period ended March 31, 2025 and the period March 23, 2021 (commencement of operations) through March 31, 2021

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2025:
iShares ETF	Qualified Dividend Income
Asia 50	$14,846,756
Blockchain and Tech	52,954
Emerging Markets Infrastructure	296,225
Europe	56,493,716
Future AI & Tech	1,695,746
Future Metaverse Tech and Communications	15,009
India 50	14,239,288
International Developed Small Cap Value Factor	4,798,075
International Dividend Growth	24,927,828
Latin America 40	79,081,048
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended March 31, 2025:
iShares ETF	20% Rate Long-Term Capital Gain Dividends
Asia 50	$664,416
Future Metaverse Tech and Communications	87,420
India 50	2,149,665
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended March 31, 2025:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Asia 50	$35,463,532	$4,380,986
Emerging Markets Infrastructure	530,455	33,515
Europe	57,151,829	2,703,477
India 50	14,523,905	12,934,570
International Developed Small Cap Value Factor	5,574,014	573,708
International Dividend Growth	26,011,750	3,074,108
Latin America 40	93,208,772	5,766,757
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Blockchain and Tech	21.36%
Future AI & Tech	100.00%
Future Metaverse Tech and Communications	35.26%
Latin America 40	0.61%
The Fund hereby designates the following amount, or maximum amount allowable by law, as qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended March 31, 2025:
iShares ETF	Qualified Short-Term Capital Gains
Future Metaverse Tech and Communications	$344,707
Important Tax Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares India 50 ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.

2025 iShares Annual Financial Statements and Additional Information

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares India 50 ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information

2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report

2025 iShares Annual Financial Statements and Additional Information

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, FTSE International Limited, Morningstar Inc., NSE Indices Ltd., or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-AR-310-0325

March 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

2

Schedule of Investments
March 31, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.4%
AZ-COM MARUWA Holdings Inc.	1,600	$13,226
Mitsui-Soko Holdings Co. Ltd.	800	42,599
Nippon Express Holdings Inc.	4,800	87,431
Sankyu Inc.	800	32,877
Senko Group Holdings Co. Ltd.	3,200	32,249
SG Holdings Co. Ltd.	8,800	87,761
Yamato Holdings Co. Ltd.	5,600	73,387
		369,530
Automobile Components — 2.4%
Aisin Corp.	10,400	113,598
Bridgestone Corp.	14,400	578,489
Denso Corp.	48,000	595,515
Koito Manufacturing Co. Ltd.	5,600	69,071
KYB Corp.	1,600	31,539
NHK Spring Co. Ltd.	4,800	51,954
Nifco Inc./Japan	1,600	38,451
Niterra Co. Ltd.	4,000	122,022
Sumitomo Electric Industries Ltd.	17,600	293,743
Sumitomo Rubber Industries Ltd.	4,800	60,691
Toyo Tire Corp.	3,200	58,768
Toyoda Gosei Co. Ltd.	1,600	28,935
Toyota Boshoku Corp.	2,400	32,004
Yokohama Rubber Co. Ltd. (The)	2,400	55,340
		2,130,120
Automobiles — 3.9%
Honda Motor Co. Ltd.	116,000	1,049,751
Isuzu Motors Ltd.	15,200	206,683
Mazda Motor Corp.	14,400	92,136
Mitsubishi Motors Corp.	18,400	50,735
Subaru Corp.	14,400	257,892
Suzuki Motor Corp.	39,200	481,185
Toyota Motor Corp.	60,820	1,075,133
Yamaha Motor Co. Ltd.	20,000	160,126
		3,373,641
Banks — 7.1%
Chiba Bank Ltd. (The)	15,200	143,878
Concordia Financial Group Ltd.	25,600	169,959
Fukuoka Financial Group Inc.	4,000	106,445
Mebuki Financial Group Inc.	24,800	121,724
Mitsubishi UFJ Financial Group Inc.	123,200	1,679,686
Mizuho Financial Group Inc.	60,050	1,647,995
Resona Holdings Inc.	59,200	516,923
Seven Bank Ltd.	16,800	31,539
Sumitomo Mitsui Financial Group Inc.	55,200	1,419,446
Sumitomo Mitsui Trust Group Inc.	16,808	423,079
		6,260,674
Beverages — 1.0%
Asahi Group Holdings Ltd.	36,800	470,178
Kirin Holdings Co. Ltd.	20,000	277,123
Suntory Beverage & Food Ltd.	3,200	105,573
Takara Holdings Inc.	4,000	30,614
		883,488
Biotechnology — 0.1%
PeptiDream Inc.(a)	2,400	35,126
Takara Bio Inc.	1,600	8,862
		43,988
Broadline Retail — 0.6%
ASKUL Corp.	1,600	16,309
Pan Pacific International Holdings Corp.	10,400	285,671
Security	Shares	Value
Broadline Retail (continued)
Ryohin Keikaku Co. Ltd.	6,400	$174,838
Seria Co. Ltd.	1,600	26,556
		503,374
Building Products — 1.3%
AGC Inc.	4,800	146,125
Daikin Industries Ltd.	6,400	694,519
Nichias Corp.	1,600	49,645
Sanwa Holdings Corp.	4,800	154,029
Takasago Thermal Engineering Co. Ltd.	800	29,874
TOTO Ltd.	4,000	103,956
		1,178,148
Capital Markets — 1.5%
Daiwa Securities Group Inc.	34,400	231,624
Japan Exchange Group Inc.	28,800	296,379
Monex Group Inc.	4,800	22,957
Nihon M&A Center Holdings Inc.	7,200	27,907
Nomura Holdings Inc.	80,800	497,883
SBI Holdings Inc.	8,000	216,023
		1,292,773
Chemicals — 3.2%
ADEKA Corp.	1,600	28,892
Air Water Inc.	4,800	60,710
Daicel Corp.	5,600	48,790
Fujimi Inc.	1,600	20,319
Fuso Chemical Co. Ltd.	800	18,499
Kansai Paint Co. Ltd.	4,000	57,182
KH Neochem Co. Ltd.	800	13,499
Kuraray Co. Ltd.	7,200	88,722
Mitsubishi Chemical Group Corp.	36,000	177,893
Mitsubishi Gas Chemical Co. Inc.	4,000	62,495
Mitsui Chemicals Inc.	4,000	89,842
Nippon Paint Holdings Co. Ltd.	21,600	162,206
Nippon Sanso Holdings Corp.	4,800	145,606
Nissan Chemical Corp.	2,400	71,456
Nitto Denko Corp.	15,200	281,148
NOF Corp.	5,600	76,105
Shin-Etsu Chemical Co. Ltd.	32,000	913,125
Sumitomo Bakelite Co. Ltd.	1,600	35,880
Taiyo Holdings Co. Ltd.	800	25,865
Tokai Carbon Co. Ltd.	4,800	30,604
Tokyo Ohka Kogyo Co. Ltd.	2,400	50,298
Toray Industries Inc.	36,000	246,021
Tosoh Corp.	6,400	88,067
		2,793,224
Commercial Services & Supplies — 0.7%
Aeon Delight Co. Ltd.	800	28,852
Dai Nippon Printing Co. Ltd.	10,400	148,069
Japan Elevator Service Holdings Co. Ltd.	1,600	29,425
Pilot Corp.	800	22,199
Secom Co. Ltd.	10,400	354,215
Sohgo Security Services Co. Ltd.	8,800	66,196
		648,956
Construction & Engineering — 1.1%
COMSYS Holdings Corp.	2,400	51,057
EXEO Group Inc.	4,800	54,069
Hazama Ando Corp.	4,800	43,858
Infroneer Holdings Inc.	4,800	38,775
Kajima Corp.	11,200	229,101
Kandenko Co. Ltd.	3,200	57,623
Kyudenko Corp.	800	25,813
Obayashi Corp.	16,000	213,445
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
SHO-BOND Holdings Co. Ltd.	800	$25,571
Taisei Corp.	4,000	178,046
		917,358
Consumer Finance — 0.2%
Acom Co. Ltd.	11,200	28,665
AEON Financial Service Co. Ltd.	3,200	28,482
Credit Saison Co. Ltd.	3,200	76,058
Jaccs Co. Ltd.	800	21,008
Marui Group Co. Ltd.	3,200	58,186
		212,399
Consumer Staples Distribution & Retail — 1.6%
Cosmos Pharmaceutical Corp.	800	40,067
Create SD Holdings Co. Ltd.	800	15,537
Kobe Bussan Co. Ltd.	4,000	93,130
Kusuri no Aoki Holdings Co. Ltd.	1,600	36,210
Life Corp.	1,600	20,683
MatsukiyoCocokara & Co.	8,800	137,667
Seven & i Holdings Co. Ltd.	56,800	822,515
Sugi Holdings Co. Ltd.	3,200	59,986
Sundrug Co. Ltd.	1,600	44,849
Tsuruha Holdings Inc.	800	49,677
Welcia Holdings Co. Ltd.	2,400	34,636
Yaoko Co. Ltd.	800	49,104
		1,404,061
Diversified Telecommunication Services — 1.5%
Internet Initiative Japan Inc.	2,400	41,732
Nippon Telegraph & Telephone Corp.	1,319,200	1,274,969
U-Next Holdings Co. Ltd.	2,400	28,314
		1,345,015
Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	17,600	190,823
Kansai Electric Power Co. Inc. (The)	24,000	284,832
Kyushu Electric Power Co. Inc.	11,200	97,819
		573,474
Electrical Equipment — 1.5%
Fuji Electric Co. Ltd.	3,200	136,799
Fujikura Ltd.	5,600	207,396
Mitsubishi Electric Corp.	50,400	929,490
		1,273,685
Electronic Equipment, Instruments & Components — 4.3%
Azbil Corp.	13,600	105,650
Canon Marketing Japan Inc.	800	27,286
Citizen Watch Co. Ltd.	4,800	28,723
Daiwabo Holdings Co. Ltd.	2,400	40,723
Dexerials Corp.	4,800	59,457
Furuya Metal Co. Ltd.	800	14,358
Hamamatsu Photonics KK	8,000	77,988
Hirose Electric Co. Ltd.	800	92,667
Horiba Ltd.	800	53,701
Ibiden Co. Ltd.	2,400	64,740
Jeol Ltd.	800	24,788
Kaga Electronics Co. Ltd.	800	14,423
Keyence Corp.	2,844	1,118,289
Kyocera Corp.	30,400	343,369
Macnica Holdings Inc.	4,000	51,777
Maruwa Co. Ltd./Aichi	200	41,379
Meiko Electronics Co. Ltd.	800	37,028
Murata Manufacturing Co. Ltd.	44,000	678,698
Omron Corp.	4,800	135,536
Shimadzu Corp.	7,200	179,846
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Taiyo Yuden Co. Ltd.	2,400	$39,998
TDK Corp.	43,200	452,696
Tokyo Electron Device Ltd.	800	16,036
Yokogawa Electric Corp.	4,800	93,677
		3,792,833
Entertainment — 2.9%
Capcom Co. Ltd.	9,600	236,943
GungHo Online Entertainment Inc.	1,690	33,047
Koei Tecmo Holdings Co. Ltd.	4,080	53,688
Konami Group Corp.	1,800	212,548
Nexon Co. Ltd.	10,400	142,442
Nintendo Co. Ltd.	23,200	1,577,083
Square Enix Holdings Co. Ltd.	2,400	111,484
Toei Animation Co. Ltd.	1,600	33,350
Toho Co. Ltd./Tokyo	3,200	159,007
		2,559,592
Financial Services — 1.1%
Financial Products Group Co. Ltd.	1,600	24,766
Fuyo General Lease Co. Ltd.	2,400	61,992
GMO Payment Gateway Inc.	800	42,567
Mitsubishi HC Capital Inc.	24,000	162,634
Mizuho Leasing Co. Ltd.	3,200	22,351
ORIX Corp.	27,200	567,906
Tokyo Century Corp.	4,000	39,179
Zenkoku Hosho Co. Ltd.	3,200	63,569
		984,964
Food Products — 1.7%
Ajinomoto Co. Inc.	22,400	443,469
Calbee Inc.	2,400	44,754
Kikkoman Corp.	16,000	154,347
Kotobuki Spirits Co. Ltd.	3,200	52,083
MEIJI Holdings Co. Ltd.	6,400	138,676
Morinaga & Co. Ltd./Japan	2,400	40,130
Morinaga Milk Industry Co. Ltd.	1,600	33,248
NH Foods Ltd.	2,400	80,219
Nichirei Corp.	3,200	37,850
Nissin Foods Holdings Co. Ltd.	6,400	130,626
Nissui Corp.	7,200	43,408
Toyo Suisan Kaisha Ltd.	2,400	142,039
Yakult Honsha Co. Ltd.	7,200	137,005
		1,477,854
Gas Utilities — 0.6%
Nippon Gas Co. Ltd.	2,400	35,801
Osaka Gas Co. Ltd.	9,600	217,222
Tokyo Gas Co. Ltd.	8,800	279,933
		532,956
Ground Transportation — 0.8%
Central Japan Railway Co.	19,200	366,223
Keikyu Corp.	6,400	64,583
Kintetsu Group Holdings Co. Ltd.	4,800	102,541
Odakyu Electric Railway Co. Ltd.	8,000	79,097
Seibu Holdings Inc.	5,600	124,116
		736,560
Health Care Equipment & Supplies — 2.8%
Asahi Intecc Co. Ltd.	5,600	90,460
Hoya Corp.	9,600	1,083,441
Nakanishi Inc.	2,400	34,505
Nihon Kohden Corp.	4,000	53,836
Olympus Corp.	27,200	356,068
Sysmex Corp.	12,800	244,352
Schedule of Investments
4

Schedule of Investments (continued)
March 31, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Terumo Corp.	32,800	$617,165
		2,479,827
Health Care Providers & Services — 0.1%
Amvis Holdings Inc.	800	2,453
BML Inc.	800	16,165
Medipal Holdings Corp.	5,600	87,375
Ship Healthcare Holdings Inc.	1,600	21,414
		127,407
Health Care Technology — 0.1%
M3 Inc.(a)	10,400	118,804
Hotels, Restaurants & Leisure — 1.1%
Food & Life Companies Ltd.	2,400	71,742
McDonald's Holdings Co. Japan Ltd.	3,200	122,084
Oriental Land Co. Ltd./Japan	29,600	583,733
Round One Corp.	4,800	31,567
Zensho Holdings Co. Ltd.	3,200	172,558
		981,684
Household Durables — 3.7%
Haseko Corp.	4,000	52,661
Iida Group Holdings Co. Ltd.	4,800	73,227
JVCKenwood Corp.	4,000	33,727
Open House Group Co. Ltd.	1,600	59,642
Panasonic Holdings Corp.	59,200	706,226
Rinnai Corp.	2,400	55,441
Sekisui House Ltd.	14,400	322,302
Sony Group Corp.	72,000	1,821,815
Sumitomo Forestry Co. Ltd.	4,000	120,594
Tama Home Co. Ltd.	800	19,335
		3,264,970
Household Products — 0.4%
Lion Corp.	6,400	75,632
Unicharm Corp.	31,200	248,501
		324,133
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	4,000	67,608
Industrial Conglomerates — 2.0%
Hikari Tsushin Inc.	800	206,475
Hitachi Ltd.	58,400	1,371,197
Sekisui Chemical Co. Ltd.	9,600	163,736
		1,741,408
Insurance — 4.0%
Dai-ichi Life Holdings Inc.	89,600	684,143
MS&AD Insurance Group Holdings Inc.	36,000	782,922
Sompo Holdings Inc.	24,000	730,828
Tokio Marine Holdings Inc.	33,600	1,307,135
		3,505,028
Interactive Media & Services — 0.4%
Kakaku.com Inc.	3,200	45,832
LY Corp.	79,200	268,183
		314,015
IT Services — 3.6%
BIPROGY Inc.	1,600	49,383
Dentsu Soken Inc.	800	32,590
Fujitsu Ltd.	45,600	907,480
Future Corp.	1,600	18,572
GMO internet group Inc.	1,600	32,924
NEC Corp.	34,500	734,875
Nomura Research Institute Ltd.	10,464	340,628
NS Solutions Corp.	1,600	41,089
Security	Shares	Value
IT Services (continued)
NSD Co. Ltd.	1,600	$35,841
NTT Data Group Corp.	12,800	231,873
Obic Co. Ltd.	9,600	276,797
Otsuka Corp.	5,600	121,248
SCSK Corp.	4,000	98,911
SHIFT Inc.(a)(b)	4,800	37,318
TIS Inc.	5,600	154,968
		3,114,497
Leisure Products — 1.2%
Bandai Namco Holdings Inc.	12,800	429,407
Sankyo Co. Ltd.	5,600	81,833
Sega Sammy Holdings Inc.	4,800	92,682
Shimano Inc.	2,400	336,991
Yamaha Corp.	8,800	68,291
		1,009,204
Machinery — 6.4%
Amada Co. Ltd.	7,200	70,125
Daifuku Co. Ltd.	8,000	196,652
DMG Mori Co. Ltd.	3,200	62,504
Ebara Corp.	10,400	158,294
FANUC Corp.	24,000	653,898
Hitachi Construction Machinery Co. Ltd.	1,600	42,632
Hoshizaki Corp.	3,200	123,868
Komatsu Ltd.	24,000	702,795
Kubota Corp.	25,600	316,349
Makita Corp.	5,600	185,547
Minebea Mitsumi Inc.	8,000	116,932
MISUMI Group Inc.	8,000	133,158
Mitsubishi Heavy Industries Ltd.	87,200	1,497,536
Mitsubishi Logisnext Co. Ltd.	800	11,450
Miura Co. Ltd.	2,400	47,753
Nabtesco Corp.	3,200	49,728
NGK Insulators Ltd.	5,600	68,997
Nomura Micro Science Co. Ltd.	800	12,928
Organo Corp.	800	34,425
SMC Corp.	1,600	572,550
Sumitomo Heavy Industries Ltd.	3,200	65,551
Takeuchi Manufacturing Co. Ltd.(b)	800	27,487
Toyota Industries Corp.	4,000	342,109
Tsugami Corp.	800	9,819
Yaskawa Electric Corp.(b)	5,600	140,325
		5,643,412
Marine Transportation — 1.0%
Iino Kaiun Kaisha Ltd.	1,600	10,691
Kawasaki Kisen Kaisha Ltd.	11,200	152,235
Mitsui OSK Lines Ltd.	9,600	334,245
Nippon Yusen KK	10,400	343,700
		840,871
Media — 0.2%
CyberAgent Inc.	12,000	91,315
Hakuhodo DY Holdings Inc.	5,600	40,634
		131,949
Metals & Mining — 1.4%
ARE Holdings Inc.	2,400	31,813
Daido Steel Co. Ltd.	3,200	25,528
Dowa Holdings Co. Ltd.	1,600	49,696
JFE Holdings Inc.	15,200	186,603
Kobe Steel Ltd.	10,400	120,712
Maruichi Steel Tube Ltd.	1,600	35,634
Mitsui Mining & Smelting Co. Ltd.	800	23,435
Nippon Steel Corp.	25,600	547,867
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Sumitomo Metal Mining Co. Ltd.	6,400	$139,897
Tokyo Steel Manufacturing Co. Ltd.	1,600	16,976
Yamato Kogyo Co. Ltd.	800	42,416
		1,220,577
Oil, Gas & Consumable Fuels — 1.2%
Cosmo Energy Holdings Co. Ltd.	1,600	68,807
ENEOS Holdings Inc.	84,800	447,236
Idemitsu Kosan Co. Ltd.	23,200	164,100
Inpex Corp.	20,800	288,512
Itochu Enex Co. Ltd.	800	8,577
Iwatani Corp.	4,800	48,178
Japan Petroleum Exploration Co. Ltd.	4,000	31,157
		1,056,567
Paper & Forest Products — 0.1%
Oji Holdings Corp.	20,800	87,192
Personal Care Products — 0.9%
Kao Corp.	12,000	519,441
Kobayashi Pharmaceutical Co. Ltd.	800	30,306
Rohto Pharmaceutical Co. Ltd.	4,800	71,874
Shiseido Co. Ltd.	10,400	197,235
		818,856
Pharmaceuticals — 5.3%
Astellas Pharma Inc.	43,240	420,920
Chugai Pharmaceutical Co. Ltd.	15,200	696,336
Daiichi Sankyo Co. Ltd.	38,409	914,667
Eisai Co. Ltd.	6,400	178,158
Kyowa Kirin Co. Ltd.	5,600	81,741
Nippon Shinyaku Co. Ltd.	1,600	40,820
Ono Pharmaceutical Co. Ltd.	8,800	94,676
Otsuka Holdings Co. Ltd.	12,000	625,320
Shionogi & Co. Ltd.	16,000	241,515
Takeda Pharmaceutical Co. Ltd.	44,000	1,304,106
		4,598,259
Professional Services — 2.0%
BayCurrent Inc.	4,000	173,336
Bell System24 Holdings Inc.(b)	800	6,749
Dip Corp.	800	11,994
JAC Recruitment Co. Ltd.	1,600	8,648
MEITEC Group Holdings Inc.	1,600	31,235
Pasona Group Inc.	800	11,558
Persol Holdings Co. Ltd.	47,200	78,645
Recruit Holdings Co. Ltd.	24,800	1,284,919
SMS Co. Ltd.	1,600	12,052
TechnoPro Holdings Inc.	3,200	70,864
Transcosmos Inc.(a)	800	17,054
UT Group Co. Ltd.	800	11,051
Visional Inc.(a)	800	40,392
		1,758,497
Real Estate Management & Development — 2.8%
Daito Trust Construction Co. Ltd.	1,600	163,719
Daiwa House Industry Co. Ltd.	14,400	476,273
Hulic Co. Ltd.	11,200	107,511
Katitas Co. Ltd.	1,600	21,197
Mitsubishi Estate Co. Ltd.	28,000	457,686
Mitsui Fudosan Co. Ltd.	67,200	601,781
Nomura Real Estate Holdings Inc.	16,000	93,369
Starts Corp. Inc.	800	21,030
Sumitomo Realty & Development Co. Ltd.	8,000	300,588
Tokyo Tatemono Co. Ltd.	4,000	67,728
Security	Shares	Value
Real Estate Management & Development (continued)
Tokyu Fudosan Holdings Corp.	15,200	$101,985
		2,412,867
Semiconductors & Semiconductor Equipment — 3.5%
Advantest Corp.	15,200	677,562
Disco Corp.	2,400	490,132
Ferrotec Holdings Corp.	1,600	28,834
Japan Material Co. Ltd.	800	6,563
Lasertec Corp.	2,400	206,281
Mitsui High-Tec Inc.	1,600	7,464
Renesas Electronics Corp.	37,600	504,316
Rohm Co. Ltd.	8,800	85,022
Rorze Corp.	2,400	22,921
SCREEN Holdings Co. Ltd.	2,400	156,579
SUMCO Corp.	9,600	65,052
Tokyo Electron Ltd.	5,600	767,942
Tokyo Seimitsu Co. Ltd.	800	43,327
Towa Corp.(b)	1,600	16,182
Ulvac Inc.	800	27,598
		3,105,775
Software — 0.4%
Justsystems Corp.	800	18,059
Oracle Corp./Japan	800	84,187
Rakus Co. Ltd.	2,400	32,356
Systena Corp.	8,000	19,386
Trend Micro Inc./Japan	2,400	162,019
		316,007
Specialty Retail — 1.9%
ABC-Mart Inc.	2,400	44,778
Adastria Co. Ltd.	800	15,264
Fast Retailing Co. Ltd.	2,900	863,305
IDOM Inc.	1,600	12,873
Nextage Co. Ltd.	800	8,108
Nitori Holdings Co. Ltd.	1,900	185,895
Nojima Corp.	1,600	27,060
PAL GROUP Holdings Co. Ltd.	800	16,212
Sanrio Co. Ltd.	4,000	185,062
Shimamura Co. Ltd.	1,600	91,703
USS Co. Ltd.	10,400	96,669
Workman Co. Ltd.	800	22,330
ZOZO Inc.	12,000	114,934
		1,684,193
Technology Hardware, Storage & Peripherals — 1.8%
Brother Industries Ltd.	6,400	115,881
Canon Inc.	24,800	773,342
FUJIFILM Holdings Corp.	30,400	582,433
MCJ Co. Ltd.	2,400	21,829
Seiko Epson Corp.	6,400	102,532
		1,596,017
Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp.	18,400	390,219
Goldwin Inc.	800	44,173
		434,392
Tobacco — 0.9%
Japan Tobacco Inc.	29,600	813,589
Trading Companies & Distributors — 6.0%
Hanwa Co. Ltd.	800	26,218
Inabata & Co. Ltd.	1,600	33,927
ITOCHU Corp.	25,600	1,188,428
Kanematsu Corp.	2,400	40,538
Marubeni Corp.	42,400	680,172
Schedule of Investments
6

Schedule of Investments (continued)
March 31, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Mitsubishi Corp.	60,800	$1,073,409
Mitsui & Co. Ltd.	53,600	1,010,533
MonotaRO Co. Ltd.	7,200	134,501
Sojitz Corp.	5,620	123,866
Sumitomo Corp.	31,200	711,917
Toyota Tsusho Corp.	16,000	269,566
		5,293,075
Wireless Telecommunication Services — 2.6%
KDDI Corp.	72,000	1,137,287
SoftBank Corp.	790,400	1,102,589
		2,239,876
Total Long-Term Investments — 98.6% (Cost: $92,881,024)		86,389,223
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	226,504	226,618
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)(d)	40,000	$40,000
Total Short-Term Securities — 0.3% (Cost: $266,634)		266,618
Total Investments — 98.9% (Cost: $93,147,658)		86,655,841
Other Assets Less Liabilities — 1.1%		969,723
Net Assets — 100.0%		$87,625,564

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$96,952	$129,718 (a)	$—	$(45)	$(7)	$226,618	226,504	$2,567 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	20,000 (a)	—	—	—	40,000	40,000	2,280	—
				$(45)	$(7)	$266,618		$4,847	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	65	06/12/25	$1,167	$(22,854)
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
March 31, 2025
iShares® JPX-Nikkei 400 ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$22,854	$—	$—	$—	$22,854

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(32,644)	$—	$—	$—	$(32,644)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(28,213)	$—	$—	$—	$(28,213)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$961,454
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$214,308	$86,174,915	$—	$86,389,223
Short-Term Securities
Money Market Funds	266,618	—	—	266,618
	$480,926	$86,174,915	$—	$86,655,841
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(22,854)	$—	$(22,854)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Statement of Assets and Liabilities
March 31, 2025

iShares JPX-Nikkei 400 ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$86,389,223
Investments, at value—affiliated(c)	266,618
Cash	376
Foreign currency collateral pledged for futures contracts(d)	66,005
Foreign currency, at value(e)	300,737
Receivables:
Securities lending income—affiliated	433
Dividends—unaffiliated	913,148
Dividends—affiliated	73
Tax reclaims	34,644
Total assets	87,971,257
LIABILITIES
Collateral on securities loaned, at value	226,571
Payables:
Investments purchased	36,580
Investment advisory fees	41,578
Variation margin on futures contracts	40,964
Total liabilities	345,693
Commitments and contingent liabilities
NET ASSETS	$87,625,564
NET ASSETS CONSIST OF
Paid-in capital	$122,241,571
Accumulated loss	(34,616,007)
NET ASSETS	$87,625,564
NET ASSET VALUE
Shares outstanding	1,200,000
Net asset value	$73.02
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$92,881,024
(b) Securities loaned, at value	$209,179
(c) Investments, at cost—affiliated	$266,634
(d) Foreign currency collateral pledged, at cost	$65,584
(e) Foreign currency, at cost	$300,038
See notes to financial statements.
9
2025 iShares Annual Financial Statements and Additional Information

Statement of Operations
Year Ended March 31, 2025

iShares JPX-Nikkei 400 ETF
INVESTMENT INCOME
Dividends—unaffiliated	$3,380,960
Dividends—affiliated	2,280
Securities lending income—affiliated—net	2,567
Foreign taxes withheld	(358,307)
Total investment income	3,027,500
EXPENSES
Investment advisory	667,917
Commitment costs	1,319
Interest expense	104
Total expenses	669,340
Net investment income	2,358,160
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,563,394)
Investments—affiliated	(45)
Foreign currency transactions	(108,402)
Futures contracts	(32,644)
In-kind redemptions—unaffiliated(a)	14,068,439
12,363,954
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(14,141,838)
Investments—affiliated	(7)
Foreign currency translations	4,501
Futures contracts	(28,213)
(14,165,557)
Net realized and unrealized loss	(1,801,603)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$556,557
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statement of Operations
10

Statements of Changes in Net Assets

	iShares JPX-Nikkei 400 ETF
	Year Ended 03/31/25	Year Ended 03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,358,160	$1,726,428
Net realized gain	12,363,954	9,433,469
Net change in unrealized appreciation (depreciation)	(14,165,557)	4,238,547
Net increase in net assets resulting from operations	556,557	15,398,444
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,181,624)	(2,031,656)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	355,457	20,110,420
NET ASSETS
Total increase (decrease) in net assets	(2,269,610)	33,477,208
Beginning of year	89,895,174	56,417,966
End of year	$87,625,564	$89,895,174

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
11
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF
	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of year	$74.91	$62.69	$65.05	$73.30	$53.52
Net investment income(a)	1.24	1.27	1.16	1.12	0.88
Net realized and unrealized gain (loss)(b)	(1.51)	12.70	(2.66)	(7.51)	19.82
Net increase (decrease) from investment operations	(0.27)	13.97	(1.50)	(6.39)	20.70
Distributions from net investment income(c)	(1.62)	(1.75)	(0.86)	(1.86)	(0.92)
Net asset value, end of year	$73.02	$74.91	$62.69	$65.05	$73.30
Total Return(d)
Based on net asset value	(0.31)%	22.72%	(2.28)%	(8.94)%	38.91%
Ratios to Average Net Assets(e)
Total expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.69%	1.91%	1.99%	1.57%	1.36%
Supplemental Data
Net assets, end of year (000)	$87,626	$89,895	$56,418	$78,055	$87,962
Portfolio turnover rate(f)	18%	12%	12%	11%	10%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
12

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
JPX-Nikkei 400	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
13
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting:  The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund's investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies
Notes to Financial Statements
14

Notes to Financial Statements  (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
JPX-Nikkei 400
BNP Paribas Securities Corp.	$1,011	$(1,011)	$—	$—
Goldman Sachs & Co.	8,091	(8,091)	—	—
HSBC BANK PLC	42,446	(42,446)	—	—
J.P. Morgan Securities LLC	19,811	(19,811)	—	—
State Street Bank & Trust Co.	137,820	(137,820)	—	—
	$209,179	$(209,179)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
15
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended March 31, 2025, the Fund paid BTC $612 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended March 31, 2025, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
JPX-Nikkei 400	$3,083,192	$34,151	$(5,407)
Notes to Financial Statements
16

Notes to Financial Statements  (continued)
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended March 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
JPX-Nikkei 400	$25,021,152	$25,882,435
For the year ended March 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
JPX-Nikkei 400	$97,231,194	$97,318,539
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of March 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
JPX-Nikkei 400	$13,181,982	$ (13,181,982)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 03/31/25	Year Ended 03/31/24
JPX-Nikkei 400
Ordinary income	$3,181,624	$2,031,656
As of March 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
JPX-Nikkei 400	$447,650	$(28,042,225)	$(7,021,432)	$(34,616,007)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
17
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPX-Nikkei 400	$93,658,002	$5,591,819	$(12,616,834)	$(7,025,015)
9. LINE OF CREDIT
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended March 31, 2025, the Fund did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into
Notes to Financial Statements
18

Notes to Financial Statements  (continued)
bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 03/31/25		Year Ended 03/31/24
iShares ETF	Shares	Amount	Shares	Amount
JPX-Nikkei 400
Shares sold	1,350,000	$99,366,453	1,050,000	$68,286,446
Shares redeemed	(1,350,000)	(99,010,996)	(750,000)	(48,176,026)
	—	$355,457	300,000	$20,110,420
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
19
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of iShares JPX-Nikkei 400 ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares JPX-Nikkei 400 ETF (one of the funds constituting iShares Trust, referred to hereafter as the "Fund") as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statement of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
20

Important Tax Information (unaudited)
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2025:
iShares ETF	Qualified Dividend Income
JPX-Nikkei 400	$3,173,976
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended March 31, 2025:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
JPX-Nikkei 400	$3,380,973	$341,546
21
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
22

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by the Japan Exchange Group, Inc., JPX Market Innovation & Research, Inc. or Nikkei, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: May 22, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of iShares Trust

Date: May 22, 2025